SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. (File No. 333-179398)	☐

Post-Effective Amendment No. 4	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78 (File No. 811-07355)	☑
(Check appropriate box or boxes)
RIVERSOURCE VARIABLE ACCOUNT 10
(previously IDS LIFE VARIABLE ACCOUNT 10)
(Exact Name of Registrant)
RiverSource Life Insurance Company
(previously IDS Life Insurance Company)
(Name of Depositor)
70100 Ameriprise Financial Center, Minneapolis, MN 55474
(Address of Depositor’s Principal Executive Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code (612) 678-4177
Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on April 29, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus

April 29, 2013

RiverSource

RAVA 5 Advantage Variable Annuity
RAVA 5 Select Variable Annuity
RAVA 5 Access Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:	RiverSource Life Insurance Company (RiverSource Life)

70100 Ameriprise Financial Center
Minneapolis, MN 55474
Telephone: 1-800-862-7919
(Corporate Office)
ameriprise.com/variableannuities
RiverSource Variable Account 10/RiverSource Account MGA

Contracts described in this prospectus were offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013. New contracts are not currently being offered under this prospectus.

This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

•	AllianceBernstein Variable Products Series Fund, Inc.

•	ALPS Variable Investment Trust

•	American Century Variable Portfolios, Inc
•	BlackRock Variable Series Funds, Inc.
•	Columbia Funds Variable Insurance Trust
•	Columbia Funds Variable Series Trust II
•	DWS Variable Series II
•	Fidelity® Variable Insurance Products – Service Class 2
•	Franklin® Templeton® Variable Insurance Products Trust (FTVIPT) – Class 2

•	Invesco Variable Insurance Funds

•	Ivy Funds Variable Insurance Portfolios

•	Janus Aspen Series: Service Shares

•	Lazard Retirement Series, Inc.

•	Legg Mason Partners Variable Income Trust

•	MFS® Variable Insurance Trustsm

•	Morgan Stanley Universal Institutional Funds (UIF)

•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds – Service Shares

•	PIMCO Variable Insurance Trust (VIT)

•	Van Eck VIP Trust

•	Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 1

The contracts and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contracts other than those contained in this prospectus or the fund prospectuses.

RiverSource Life offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

 2  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.

Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract at any point in time.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. Unless your investment options have been restricted under living benefit riders, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.

Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.

Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 3

life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code

•	SIMPLE IRAs under Section 408(p) of the Code

•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date a rider becomes effective as stated in the rider.

RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date.

If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

 4  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

The Contracts in Brief

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).

Buying a contract: New contracts as described in this prospectus are not currently being offered. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See “Buying Your Contract”).

It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

Free look period: As stated on the first page of your contract, return of the contract to your financial advisor or to our corporate office within the stated time frame results a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Generally, you may allocate your purchase payments among the:

•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 5

•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)

•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)

•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)

Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource 3 rider, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)

Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)

Optional benefits: We offer optional death benefits and optional living benefits. We currently offer SecureSource 3 and Accumulation Protector Benefit riders as optional living benefits. SecureSource 3 riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource 3 riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified Waiting Period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).

If you select the optional living benefit, we restrict investment options available to you, which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. (see “Optional Benefits — Optional Living Benefits — Investment Allocation Restrictions for Living Benefit Riders”). For more information on considerations before buying optional living benefits, please see “Optional Benefits — Optional Living Benefits.”

We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit, 5-year MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit. Benefit Protector Death Benefit and Benefit Protector Plus Death Benefit are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs, the Special DCA fixed account and Portfolio Stabilizer funds are not available after the annuitization start date. (see “The Annuity Payout Period”)

 6  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first two tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charges for RAVA 5 Advantage:

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

Seven-year schedule		Ten-year schedule
	Surrender charge		Surrender charge
Number of completed	percentage	Number of completed	Percentage
years from date of	applied to each	years from date of	applied to each
each purchase payment*	purchase payment	each purchase payment*	purchase payment

0	7%	0	8%

1	7	1	8

2	7	2	8

3	6	3	7

4	5	4	6

5	4	5	5

6	2	6	4

7+	0	7	3

		8	2

		9	1

		10+	0

Surrender charge for RAVA 5 Select:

(Contingent deferred sales load as a percentage of purchase payments surrendered)

Surrender charge
percentage
Contract	applied To
Year**	purchase payments

1	7%

2	6

3	5

4	4

5+	0

There are no surrender charges on and after the fourth contract anniversary.

*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.

**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.

Surrender charge for RAVA 5 Access:

0%

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans.”)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 7

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

Annual contract administrative charge	Maximum: $50	Current: $30

Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0

Contract administrative charge at full surrender	Maximum: $50	Current: $30

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.

RAVA 5 Advantage with ten-year surrender charge schedule

Mortality and
expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

5% Accumulation Death Benefit	1.35

Enhanced Death Benefit	1.40

RAVA 5 Advantage with seven-year surrender charge

Mortality and
expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

5% Accumulation Death Benefit	1.45

Enhanced Death Benefit	1.50

RAVA 5 Select

Mortality and
expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

5% Accumulation Death Benefit	1.70

Enhanced Death Benefit	1.75

RAVA 5 Access

Mortality and
expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

5% Accumulation Death Benefit	1.85

Enhanced Death Benefit	1.90

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OTHER ANNUAL EXPENSES

Optional Death Benefits
If eligible, you may select an optional death benefit in addition to the Standard Death Benefit, MAV and 5-year MAV death benefits. The fees apply only if you elect the optional rider.

Benefit Protector Death Benefit rider fee	0.25%

Benefit Protector Plus Death Benefit rider fee	0.40%

(As a percentage of contract value charged annually on the contract anniversary.)

Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits.

SecureSource 3® – Single life rider fee	Maximum: 2.25%	Current: 1.20%

SecureSource 3® – Joint life rider fee	Maximum: 2.25%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)

Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.30%

(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS
The next two tables describe the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2012, unless otherwise noted. The first table shows the minimum and maximum total operating expenses charged by the funds. The second table shows the fees and expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Minimum and maximum total annual operating expenses for the funds(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

	Minimum	Maximum

Total expenses before fee waivers and/or expense reimbursements	0.45%	27.62%

(a)	Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund’s affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund’s distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See “The Variable Accounts and the Funds” for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70	0.25	0.34	—	1.29	(1)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	0.75	0.25	0.11	—	1.11

ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70	0.25	0.35	—	1.30	(2)

American Century VP Value, Class II	0.88	0.25	—	—	1.13

BlackRock Global Allocation V.I. Fund (Class III)	0.63	0.25	0.26	0.01	1.15	(3)

Columbia Variable Portfolio – Balanced Fund (Class 3)	0.64	0.13	0.15	—	0.92

Columbia Variable Portfolio – Cash Management Fund (Class 2)	0.33	0.25	0.14	—	0.72	(4)

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	0.55	0.25	0.19	—	0.99	(2)

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	0.77	0.25	0.09	—	1.11	(4)

Columbia Variable Portfolio – Core Bond Fund (Class 2)	0.50	0.25	0.07	—	0.82	(2)

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	0.41	0.25	0.13	—	0.79

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)**	0.57	0.25	0.12	—	0.94

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	0.53	0.25	0.17	—	0.95

Columbia Variable Portfolio – Emerging Markets Fund (Class 2)**	1.07	0.25	0.22	—	1.54	(4)

Columbia Variable Portfolio – Global Bond Fund (Class 2)	0.55	0.25	0.16	—	0.96

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	0.58	0.25	0.17	—	1.00	(4)

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	0.57	0.25	0.14	—	0.96

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	0.79	0.25	0.20	—	1.24

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	0.71	0.25	0.17	—	1.13	(4)

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2)**	0.66	0.25	0.14	0.01	1.06

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	0.46	0.25	0.13	—	0.84	(4)

Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.13	0.46	1.04	(2)

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.10	0.50	1.05	(2)

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)	0.20	0.25	0.10	0.58	1.13	(2)

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)**	0.24	0.25	0.08	0.48	1.05

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	0.87	0.25	0.17	—	1.29	(4),(5)

 10  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	0.76	0.25	0.17	—	1.18	(4)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	0.74	0.25	0.14	—	1.13	(4)

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	0.10	0.13	0.22	—	0.45

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	0.70	0.25	0.15	—	1.10	(4)

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	0.79	0.25	0.22	—	1.26	(4)

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	0.60	0.25	0.08	—	0.93

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)**	0.36	0.25	0.14	—	0.75

DWS Alternative Asset Allocation VIP, Class B	0.34	0.25	0.29	1.28	2.16	(6)

Fidelity® VIP Contrafund® Portfolio Service Class 2	0.56	0.25	0.08	—	0.89

Fidelity® VIP Mid Cap Portfolio Service Class 2	0.56	0.25	0.09	—	0.90

Fidelity® VIP Strategic Income Portfolio Service Class 2	0.56	0.25	0.13	—	0.94

FTVIPT Franklin Income Securities Fund – Class 2	0.45	0.25	0.02	—	0.72

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	0.51	0.25	0.16	—	0.92

FTVIPT Mutual Shares Securities Fund – Class 2	0.60	0.25	0.11	—	0.96

FTVIPT Templeton Global Bond Securities Fund – Class 2	0.46	0.25	0.09	—	0.80

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.92	0.25	0.23	0.02	1.42	(7)

Ivy Funds VIP Asset Strategy	0.69	0.25	0.07	—	1.01	(8)

Janus Aspen Series Flexible Bond Portfolio: Service Shares	0.51	0.25	0.06	—	0.82	(9)

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares**	0.05	0.25	26.49	0.83	27.62	(9)

Janus Aspen Series Janus Portfolio: Service Shares	0.48	0.25	0.05	—	0.78

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	0.85	0.25	2.70	—	3.80	(10)

MFS® Utilities Series – Service Class	0.74	0.25	0.08	—	1.07

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	0.75	0.35	0.31	—	1.41	(11)

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	0.85	0.25	0.18	—	1.28	(12)

Oppenheimer Global Fund/VA, Service Shares**	0.63	0.25	0.13	—	1.01

Oppenheimer Global Strategic Income Fund/VA, Service Shares	0.58	0.25	0.14	0.06	1.03	(13)

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares**	0.69	0.25	0.14	—	1.08	(14)

PIMCO VIT All Asset Portfolio, Advisor Class	0.43	0.25	—	0.75	1.43	(15)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	0.95	0.25	—	0.55	1.75	(16)

PIMCO VIT Total Return Portfolio, Advisor Class	0.50	0.25	—	—	0.75

Van Eck VIP Global Gold Fund (Class S Shares)	0.75	0.25	1.24	—	2.24	(17)

Variable Portfolio – Aggressive Portfolio (Class 2)	—	0.25	0.02	0.80	1.07

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – American Century Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	1.10	0.25	0.10	—	1.45	(4)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2)**	0.42	0.25	0.13	—	0.80

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	0.91	0.25	0.20	—	1.36	(4)

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	0.85	0.25	0.16	—	1.26	(4)

Variable Portfolio – Conservative Portfolio (Class 2)	—	0.25	0.02	0.61	0.88

Variable Portfolio – DFA International Value Fund (Class 2)	0.83	0.25	0.16	—	1.24	(4)

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	0.63	0.25	0.16	—	1.04	(4)

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	1.10	0.25	0.18	—	1.53	(18)

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 11

Total annual operating expenses for each fund underlying RAVA 5 Advantage, RAVA 5 Select and RAVA 5 Access* (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

				Acquired fund	Gross total
	Management	12b-1	Other	fees and	annual
Fund name**	fees(%)	fees(%)	expenses(%)	expenses(%)***	expenses(%)

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	0.63	0.25	0.10	—	0.98

Variable Portfolio – Holland Large Cap Growth Fund (Class 2)**	0.62	0.25	0.12	—	0.99	(5)

Variable Portfolio – Invesco International Growth Fund (Class 2)	0.83	0.25	0.15	—	1.23

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	0.45	0.25	0.13	—	0.83

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	0.75	0.25	0.12	—	1.12	(4)

Variable Portfolio – MFS Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Moderate Portfolio (Class 2)	—	0.25	0.02	0.72	0.99

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	—	0.25	0.02	0.76	1.03

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	—	0.25	0.02	0.67	0.94

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	0.85	0.25	0.18	—	1.28	(4)

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	0.63	0.25	0.12	—	1.00

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	0.87	0.25	0.16	—	1.28	(4)

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	0.91	0.25	0.15	0.01	1.32	(4)

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	0.47	0.25	0.15	—	0.87

Variable Portfolio – Pyramis® International Equity Fund (Class 2)	0.84	0.25	0.17	—	1.26	(4)

Variable Portfolio – Pyrford International Equity Fund (Class 2)	0.86	0.25	0.10	—	1.21	(2)

Variable Portfolio – Sit Dividend Growth Fund (Class 2)**	0.71	0.25	0.13	—	1.09	(4)

Variable Portfolio – Victory Established Value Fund (Class 2)**	0.77	0.25	0.13	—	1.15	(4)

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	0.46	0.25	0.14	—	0.85

Wells Fargo Advantage VT Opportunity Fund – Class 2	0.65	0.25	0.20	0.01	1.11	(19)

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	0.75	0.25	0.19	0.01	1.20

Western Asset Variable Global High Yield Bond Portfolio – Class II	0.70	0.25	0.15	—	1.10

*	The Funds provided the information on their expenses and we have not independently verified the information.

**	The previous fund names can be found in the Appendix under “The Funds”.

***	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)	The Adviser has agreed to waive its management fees and to bear expenses of the Portfolio through May 1, 2014, to the extent necessary to prevent total Portfolio operating expenses, on an annualized basis, from exceeding 1.10%, excluding any acquired fund fees and expenses. The fees waived and expenses borne by the Adviser from April 1, 2011 through April 1, 2012 may be reimbursed by the Portfolio until April 1, 2014. No reimbursement payment will be made that would cause the Portfolio’s total annualized operating expenses to exceed the net expenses reflected in the Portfolio’s prospectus table or cause the total of the payments to exceed the Portfolio’s total initial offering expenses.

(2)	Other expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	Other expenses have been restated to reflect current fees. BlackRock has voluntarily agreed to waive 0.10% of its management fee payable by the Fund. This voluntary waiver may be reduced or discontinued at any time without notice. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers, net expenses would be 1.02%.

(4)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.70% for Columbia Variable Portfolio – Cash Management Fund (Class 2), 1.02% for Columbia Variable Portfolio – Contrarian Core Fund (Class 2), 1.50% for Columbia Variable Portfolio – Emerging Markets Fund (Class 2), 0.97% for Columbia Variable Portfolio – High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio – Large Cap Growth Fund (Class 2), 0.82% for Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2), 1.18% for Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2), 1.12% for Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2), 1.00% for Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2), 1.18% for Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2), 1.25% for Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2), 1.25% for Variable Portfolio – Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2), 1.12% for Variable Portfolio – DFA International Value Fund (Class 2), 0.97% for Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2), 1.08% for Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2), 1.21% for Variable Portfolio – Partners Small Cap Growth Fund (Class 2), 1.13% for Variable Portfolio – Partners Small Cap Value Fund (Class 2), 1.25% for Variable Portfolio – Pyramis® International Equity Fund (Class 2), 1.02% for Variable Portfolio – Sit Dividend Growth Fund (Class 2) and 1.14% for Variable Portfolio – Victory Established Value Fund (Class 2).

(5)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.

 12  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

(6)	Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.50% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. These agreements may only be terminated with the consent of the fund’s Board. After fee waivers, net expenses would be 1.85%.

(7)	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.03% of average daily net assets. Acquired fund fees and expenses are also excluded in determining such obligation, if applicable. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(8)	After a voluntary expense waiver and reimbursement, net expenses would be 1.00%.

(9)	Janus Capital has contractually agreed to waive the Portfolio’s total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2014. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustee. After fee waivers, net expenses would be 0.80% for Janus Aspen Series Flexible Bond Portfolio: Service Shares and 1.59% for Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares.

(10)	The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2014, to the extent total annual portfolio operating expenses exceed 1.05%.

(11)	The Portfolios’ Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. In addition, the Portfolios’ Distributor, Morgan Stanley Distribution Inc., has agreed to waive 0.25% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

(12)	Neuberger Berman Management LLC (“NBM”) has undertaken through Dec. 31, 2015, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio’s are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.

(13)	The Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. This fee waiver and/or expenses reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the board. After fee waivers, net expenses would be 0.97%.

(14)	The Manager has voluntarily agreed to limit the Fund’s expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.

(15)	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above. After fee waivers, net expenses would be 1.34%.

(16)	PIMCO has contractually agreed, through May 1, 2014, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio’s Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the “GMA Subsidiary”) to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.

(17)	Other expenses are based on estimated amounts for the Fund’s current fiscal year. The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2014. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

(18)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.38%. After fee waivers and/or expense reimbursements net expenses would be 1.39%.

(19)	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s total annual fund operating expenses after fee waiver at 1.00%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 13

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses (for contracts with living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the funds available with living benefit riders, before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit, Benefit Protector Plus and SecureSource 3(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$1,281	$2,394	$3,314	$5,581	$561	$1,673	$2,773	$5,491

RAVA 5 Advantage

With a seven-year surrender charge schedule	1,201	2,332	3,269	5,576	571	1,701	2,818	5,576

RAVA 5 Select	1,226	2,222	2,932	5,787	596	1,771	2,932	5,787

RAVA 5 Access	611	1,814	3,001	5,912	611	1,814	3,001	5,912

Maximum Expenses (for contracts without living benefit riders). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit and Benefit Protector Plus rider(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$3,764	$7,818	$9,916	$11,648	$3,044	$7,062	$9,334	$11,549

RAVA 5 Advantage

With a seven-year surrender charge schedule	3,684	7,739	9,832	11,549	3,054	7,078	9,347	11,549

RAVA 5 Select	3,710	7,590	9,379	11,551	3,080	7,118	9,379	11,551

RAVA 5 Access	3,095	7,141	9,398	11,552	3,095	7,141	9,398	11,552

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

					If you do not surrender your contract
					or if you select an annuity payout plan
	If you surrender your contract at the end of the applicable time period:				at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

RAVA 5 Advantage

With a ten-year surrender charge schedule	$920	$1,331	$1,516	$2,067	$174	$535	$916	$1,967

RAVA 5 Advantage

With a seven-year surrender charge schedule	836	1,260	1,469	2,078	184	566	969	2,078

RAVA 5 Select	860	1,136	1,101	2,350	209	644	1,101	2,350

RAVA 5 Access	225	690	1,179	2,509	225	690	1,179	2,509

(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

 14  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 15

Condensed Financial Information

You can find unaudited condensed financial information for the subaccounts in Appendix G.

Financial Statements

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

The Variable Account and the Funds

The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

•	Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

 16  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

•	Revenue we receive from the funds may create potential conflicts of interest: We or our affiliates receive from each of the funds, or the funds’ affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.69% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see “About the Service Providers”).

The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see “Expense Summary”). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund’s fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

•	Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

•	Compensating, training and educating financial advisors who sell the contracts.

•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

•	Providing sub-transfer agency and shareholder servicing to contract owners.

•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.

•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

•	Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

•	Subaccounting, transaction processing, recordkeeping and administration.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 17

•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:

•	Assets of the fund’s adviser, subadviser, transfer agent or an affiliate and assets of the fund’s distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

•	Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the “12b-1 fees” column of the “Annual Operating Expenses of the Funds” table.

Guarantee Period Accounts (GPAs)

The GPAs may not be available for contracts in some states.

Currently, unless you have elected one of the optional living benefit riders, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).

We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life’s revenues and other expenses. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.

We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

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•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;

•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;

•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and

•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Disability Diagnosis; and

•	amounts deducted for fees and charges.

Amounts we pay as death claims will not be reduced by any MVA.

When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:

If your GPA rate is:	The MVA is:

Less than the new GPA rate + 0.10%	Negative

Equal to the new GPA rate + 0.10%	Zero

Greater than the new GPA rate + 0.10%	Positive

For an example, see Appendix B.

The Fixed Account

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life’s revenues and expenses. We back the principal

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 19

and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, you cannot allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (See “Making the Most of Your Contract — Transfer policies”.).

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

•	for the Special DCA fixed account and the regular fixed account; and

•	for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

•	the Special DCA fixed account for a six month term;

•	the Special DCA fixed account for a twelve month term;

•	the Portfolio Stabilizer funds for SecureSource 3 and APB riders;

•	unless you have elected one of the optional living benefit riders, to the regular fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.

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Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”

Buying Your Contract

New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you applied, you may have selected (if available in your state):

•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;

•	how you want to make purchase payments;

•	a beneficiary;

•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

•	one of the following optional death benefit riders:

–	ROPP Death Benefit;

–	MAV Death Benefit;

–	5-Year MAV Death Benefit;

–	5% Accumulation Death Benefit; or

–	Enhanced Death Benefit.

•	One of the following additional optional death benefit riders:

–	Benefit Protector Death Benefit(2); or

–	Benefit Protector Plus Death Benefit(2);

•	one of the following optional living benefit riders:

–	SecureSource 3; or

–	Accumulation Protector Benefit.

(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Not available with the 5% Accumulation or Enhanced Death Benefits.

We restrict investment options if you select a SecureSource 3 or APB rider.

If you choose a SecureSource 3 or APB rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restriction for Living Benefit Riders — Portfolio Stabilizer funds” section in this prospectus.

The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 21

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. Initial purchase payments are $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

•	no earlier than the 30th day after the contract’s effective date; and no later than

•	the owner’s 95th birthday or the tenth contract anniversary, if later,

•	or such other date as agreed to by us.

Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.

Please see “SecureSource 3 — Other Provisions” section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)

If you select the SecureSource 3 — Joint Life rider please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

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Minimum initial purchase payments*

	RAVA 5	RAVA 5	RAVA 5
	Advantage	Select	Access

Qualified annuities	$1,000	$2,000	$2,000

Nonqualified annuities	$2,000	$10,000	$10,000

Minimum additional purchase payments*

$50

Maximum total purchase payments** (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0

For each subsequent year:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0

*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payments is $25.00.
**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the SecureSource 3 rider

The rider prohibits additional purchase payments if:

(1) You decline any increase to the annual rider fee, or

(2) the ALP is established and your contract value on an anniversary is less than four times the benefit base multiplied by the minimum lifetime payment percentage for your current age band.

Subject to state restrictions, we reserve the right to make further purchase payment limitations upon written notice.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

HOW TO MAKE PURCHASE PAYMENTS

 1 By letter

Send your check along with your name and contract number to:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

 2 By scheduled payment plan

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 23

Charges

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees for your contract.

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

Mortality and
RAVA 5 Advantage with ten-year surrender charge schedule	expense risk fee

Standard Death Benefit	0.95%

ROPP Death Benefit(1)	1.30

MAV Death Benefit	1.20

5-year MAV Death Benefit	1.05

5% Accumulation Death Benefit	1.35

Enhanced Death Benefit	1.40

Mortality and
RAVA 5 Advantage with seven-year surrender charge	expense risk fee

Standard Death Benefit	1.05%

ROPP Death Benefit(1)	1.40

MAV Death Benefit	1.30

5-year MAV Death Benefit	1.15

5% Accumulation Death Benefit	1.45

Enhanced Death Benefit	1.50

Mortality and
RAVA 5 Select	expense risk fee

Standard Death Benefit	1.30%

ROPP Death Benefit(1)	1.65

MAV Death Benefit	1.55

5-year MAV Death Benefit	1.40

5% Accumulation Death Benefit	1.70

Enhanced Death Benefit	1.75

 24  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Mortality and
RAVA 5 Access	expense risk fee

Standard Death Benefit	1.45%

ROPP Death Benefit(1)	1.80

MAV Death Benefit	1.70

5-year MAV Death Benefit	1.55

5% Accumulation Death Benefit	1.85

Enhanced Death Benefit	1.90

(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

•	then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource 3 rider.

Contract without SecureSource 3 rider

The FA is the greater of:

•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

•	current contract earnings.

During the first contract year, the FA is the greater of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

•	current contract earnings.

Contract with SecureSource 3 rider

The FA is the greatest of:

•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 25

During the first contract year, the FA is the greatest of:

•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

•	current contract earnings; or

•	the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.

Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.

Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.

For an example, see Appendix C.

Waiver of surrender charges
We do not assess surrender charges for:

•	surrenders each year that represent the total free amount for that year;

•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

•	amounts applied to an annuity payment plan (Exception: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

 26  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

•	surrenders made as a result of one of the “Contingent events” described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

•	amounts we refund to you during the free look period; and

•	death benefits.

Contingent events

•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

•	Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years, with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician’s statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

Surrender charge under Annuity Payout Plan E — Payouts for a specified period: If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See “Charges — Surrender Charge” and “The Annuity Payout Period — Annuity Payout Plans”.)

Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES
SECURESOURCE 3 RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:

•	SecureSource 3 – Single Life rider, 1.20%

•	SecureSource 3 – Joint Life rider, 1.30%

The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10,000,000. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value.

Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 – Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 – Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 27

(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

(ii)	any ability to make additional purchase payments,

(iii)	any future annual credits, and the credit base (CB) will be permanently reset to zero, and

(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.

(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.

If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.

The fee does not apply after the annuitization start date or if the rider is terminated.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 1.30%. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

We reserve the right to vary the rider fee for each approved investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 2.00%.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a)	you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b)	you change your investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the Benefit Date or after the annuitization start date.

(1)	Accumulation Protector Benefit rider is available for contract applications signed on or after July 30, 2012.

OPTIONAL DEATH BENEFIT CHARGES

BENEFIT PROTECTOR RIDER CHARGE
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.25%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.

If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

 28  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

BENEFIT PROTECTOR PLUS RIDER CHARGE
We deduct a charge for this optional feature only if you select it. The annual rider fee is 0.40%. The charge is calculated by multiplying the annual rider fee by your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value We will modify this prorated approach to comply with state regulations when necessary. If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.

We cannot increase this annual fee after the rider effective date.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See “Annual Operating Expenses of the Funds.”)

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:

•	the sum of your purchase payments and transfer amounts allocated to the GPA;

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus the prorated portion of the charge for any of the following optional benefits you have selected:

– Benefit Protector Death Benefit; or

– Benefit Protector Plus Death Benefit.

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);

•	plus interest credited;

•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

•	minus any prorated portion of the contract administrative charge; and

•	minus any prorated portion of the charge for any of the following optional benefits you have selected:

– Benefit Protector Death Benefit;

– Benefit Protector Plus Death Benefit;

– SecureSource 3 rider; or

– Accumulation Protector Benefit rider.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 29

accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.

The number of accumulation units you own may fluctuate due to:

•	additional purchase payments you allocate to the subaccounts;

•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);

•	partial surrenders;

•	surrender charges;

and a deduction of a prorated portion of:

•	the contract administrative charge; and

•	the charge for any of the following optional benefits you have selected.:

– Benefit Protector Death Benefit;

– Benefit Protector Plus Death Benefit;

– SecureSource 3 rider; or

– Accumulation Protector Benefit rider.

Accumulation unit values will fluctuate due to:

•	changes in fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses;

•	fund operating expenses; and/or

•	mortality and expense risk fees.

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).

For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.

There is no charge for dollar-cost averaging.

 30  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

					Number
By investing an equal number			Amount	Accumulation	of units
of dollars each month...		Month	invested	unit value	purchased

		Jan	$100	$20	5.00

		Feb	100	18	5.56

you automatically buy		Mar	100	17	5.88

more units when the	(ARROW)	Apr	100	15	6.67

per unit market price is low		May	100	16	6.25

		June	100	18	5.56

		July	100	17	5.88

and fewer units		Aug	100	19	5.26

when the per unit	(ARROW)	Sept	100	21	4.76

market price is high		Oct	100	20	5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders. For transfer rights involving investment options under optional living benefit riders, please see “Investment Allocation Restrictions for Living Benefit Riders” section.

You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

•	If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

•	If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 31

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.

We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.

For information on transfers after annuity payouts begin, see “Transfer policies” below.

Transfer policies
For RAVA 5 Advantage and RAVA 5 Select

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.

•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource 3 or APB, to the selected Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”)

•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

For RAVA 5 Access

•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).

•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.

 32  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

•	diluting the value of an investment in an underlying fund in which a subaccount invests;

•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

•	requiring transfer requests to be submitted only by first-class U.S. mail;

•	not accepting hand-delivered transfer requests or requests made by overnight mail;

•	not accepting telephone or electronic transfer requests;

•	requiring a minimum time period between each transfer;

•	not accepting transfer requests of an agent acting under power of attorney;

•	limiting the dollar amount that you may transfer at any one time;

•	suspending the transfer privilege; or

•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 33

In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:

•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.

For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:  $250 or entire account balance**

Maximum amount
Transfers or surrenders:  Contract value or entire account balance

*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

 34  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

 2 By automated transfers and automated partial surrenders

Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account, Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

•	Automated surrenders may be restricted by applicable law under some contracts.

•	You may not make additional purchase payments if automated partial surrenders are in effect.

•	If you have a SecureSource 3 or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see “Special DCA Fixed Account” and “Investment Allocation Restrictions for Living Benefit Riders”).

•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.

•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If you have a SecureSource 3 rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount

Transfers or surrenders:  $50

Maximum amount

Transfers or surrenders:  None (except for automated transfers from the regular fixed account)

 3 By telephone

Call:
1-800-862-7919

Minimum amount

Transfers or surrenders:  $250 or entire account balance

Maximum amount

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under Plan E (see “The Annuity Payout Period — Annuity Payout Plans”).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 35

Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource 3 rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource 3 riders that impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after partial surrender is $500.

(1)	If you elected the SecureSource 3 or Accumulation Protector Benefit rider, your money will be surrendered from your accounts and subaccounts in the same proportion as your interest in each account bears to your contract value, unless requested otherwise.

RECEIVING PAYMENT

 1 By regular or express mail

•	payable to you;

•	mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 By wire

•	request that payment be wired to your bank;

•	bank account must be in the same ownership as your contract; and

•	pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

– the surrender amount includes a purchase payment check that has not cleared;

– the NYSE is closed, except for normal holiday and weekend closings;

– trading on the NYSE is restricted, according to SEC rules;

– an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

– the SEC permits us to delay payment for the protection of security holders.

TSA — Special Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

 36  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

–	you are at least age 59 1/2;

–	you are disabled as defined in the Code;

–	you severed employment with the employer who purchased the contract;

–	the distribution is because of your death;

–	the distribution is due to plan termination; or

–	you are a military reservist.

•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).

•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have the SecureSource 3 rider, APB rider, Benefit Protector Death Benefit rider, or Benefit Protector Plus Death Benefit rider.

Changing the Annuitant

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

•	The Benefit Protector Plus rider will terminate upon transfer of ownership of the annuity contract.

•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 37

•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.

•	If you elected the MAV Death Benefit, the 5% Accumulation Death Benefit or the EDB and if any owner is older than age 79 immediately following the ownership change, these riders will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit, 5% Accumulation Death Benefit or EDB will continue.

•	The ROPP Death Benefit, MAV Death Benefit, 5-Year MAV Death Benefit, 5% Accumulation Death Benefit and EDB values may be reset (see “Benefits in the Case of Death”).

•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

For the SecureSource 3 — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For California residents, an ownership change will not terminate the rider and will not change the covered person under the rider.

The SecureSource 3 — Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. The rider will terminate if there is a change of ownership unless the new owner assumes total ownership and was an owner or a covered spouse before the change. For California residents, transfer of the ownership of the annuity contract is not limited to the covered spouses; however, the rider will not terminate and the covered spouses under the rider will not change.

The ownership change for the Accumulation Protector Benefit rider is subject to our approval (if allowed by the state). (See “Optional Benefits.”)

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in

 38  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Benefits in Case of Death — Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.

If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

•	the contract value after any rider charges have been deducted;

•	the Return of Purchase Payments (ROPP) value; or

•	the Full Surrender Value.

If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 39

Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:

ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

Adjusted partial surrenders	=	PS × DB CV

PS = amount by which the contract value is reduced as a result of the partial surrender.

DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

CV = the contract value on the date of (but prior to) the partial surrender.

Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:

•	any surrender charge,

•	pro rata rider charges,

•	the contract charge, and

plus:

•	any positive or negative market value adjustment.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:

•	You purchase the contract with a payment of $20,000

•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments	$20,000
minus adjusted partial surrenders, calculated as:

$1,500 × $20,000 $18,000 =	–1,667

for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

 40  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year after your death, or other date as permitted by the IRS; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

Qualified annuities

•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource 3 rider will terminate.

If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

•	the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

•	payouts begin no later than one year following the year of your death; and

•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value after any

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 41

rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

•	Annuity payout plan: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

Optional Benefits

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

•	ROPP Death Benefit;

•	MAV Death Benefit;

•	5-Year MAV Death Benefit;

•	5% Accumulation Death Benefit;

•	Enhanced Death Benefit;

•	Benefit Protector Death Benefit; and

•	Benefit Protector Plus Death Benefit.

If it is available in your state and if you are age 75 or younger at contract issue, you can elect any one of the above optional death benefits other than the ROPP death benefit; the MAV, 5% Accumulation and Enhanced are available if you are 79 or younger; you may elect the ROPP Death Benefit if you are age 80 or older. (ROPP is included in the Standard Death Benefit if you are 79 or younger at contract issue.)

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

If available in your state and you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1.	the contract value after any rider charges have been deducted,

2.	the ROPP Value as described above, or

3.	the Full Surrender Value as described above.

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

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If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

If available in your state and you are age 75 or younger at contract issue, you may select one of the death benefits described below at the time you purchase your contract. If available in your state and you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit, 5% Accumulation Death Benefit or Enhanced Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV; or

4.	the Full Surrender Value as described above.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders , as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a)	the contract value after any rider charges have been deducted, or

(b)	the MAV on that date, but prior to the reset.

If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-Year MAXIMUM ANNIVERSARY VALUE (5-Year MAV) DEATH BENEFIT

The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the 5-year MAV; or

4.	the Full Surrender Value as described above.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders, as described above in the “Benefits in Case of Death — Standard Death Benefit” section.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a)	the contract value after any rider charges have been deducted, or

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 43

(b)	the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	the contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the 5% accumulation death benefit floor; or

4.	the Full Surrender Value as described above.

The key terms and provisions of the 5% Accumulation Death Benefit are:

5% Accumulation Death Benefit Floor: is equal to the sum of:

1.	the contract value in the Excluded Accounts (currently, regular fixed account and GPAs), if any, and

2.	the variable account floor.

Protected Account Base (PAB) and Excluded Account Base (EAB): Adjustments to variable account floor require tracking amounts representing purchase payments, not previously surrendered, that are allocated or transferred to the Protected Accounts (currently, subaccounts and the Special DCA fixed account) and Excluded Accounts.

–	PAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Protected Accounts.

–	EAB equals amounts representing purchase payments, not previously surrendered or transferred, that are in the Excluded Accounts.

Variable Account Floor: Variable account floor is PAB increased on contract anniversaries prior to the earlier of your 81st birthday or your death.

Net Transfer: If multiple transfers are made on the same valuation day, they are combined to determine the net amount of contract value being transferred between the Protected Accounts and Excluded Accounts. This net transfer amount is used to adjust the EAB, PAB and variable account floor values.

Establishment of Variable Account Floor, PAB and EAB
On the contract date, 1) variable account floor and PAB are established as your initial purchase payment allocated to the Protected Accounts; and 2) EAB is established as your initial purchase payment allocated to the Excluded Accounts.

Adjustments to Variable Account Floor, PAB and EAB
Variable account floor, PAB and EAB are adjusted by the following:

1.	When an additional purchase payment is made;

(A)	any payment you allocate to the Protected Accounts are added to PAB and to variable account floor, and

(B)	any payment you allocate to the excluded accounts are added to EAB.

2.	When transfers are made to the Protected Accounts from the Excluded Accounts, we increase PAB and variable account floor, and we reduce EAB.

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The amount we deduct from EAB and add to PAB and to variable account floor is calculated for each net transfer using the following formula:

a × b c	where:

a =	the amount the contract value in the Excluded Accounts is reduced by the net transfer

b =	EAB on the date of (but prior to) the transfer

c =	the contract value in the Excluded Accounts on the date of (but prior to) the transfer.

3.	When partial surrenders are made from the Excluded Accounts, we reduce EAB by the same amount as calculated above for transfers from the Excluded Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Excluded Accounts do not increase PAB.

4.	When transfers are made to the Excluded Accounts from the Protected Accounts, we reduce PAB and variable account floor, and increase EAB.

The amounts we deduct from PAB and variable account floor are calculated for each net transfer using the following formula:

a × b c	where:

a =	the amount the contract value in the Protected Accounts is reduced by the net transfer

b =	the applicable PAB or variable account floor on the date of (but prior to) the transfer

c =	the contract value in the Protected Accounts on the date of (but prior to) the transfer.

  The amount we subtract from PAB is added to EAB.

5.	When partial surrenders are made from the Protected Accounts, we reduce PAB and variable account floor by the same amount as calculated above for transfers from the Protected Accounts, using surrender amounts in place of transfer amounts. Partial surrenders from Protected Accounts do not increase EAB.

6.	After a covered life change for a spouse who continues the contract, variable account floor and PAB are reset to the contract value in the Protected Accounts on the date of continuation. EAB is reset to the contract value in the Excluded Accounts on the date of continuation. The contract value is after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value).

7.	After a covered life change other than for a spouse who continues the contract, variable account floor, PAB and EAB are reset on the valuation date we receive your written request for the covered life change.

  Variable account floor and PAB are reset to the lesser of A or B where:

A =	the contract value (after any rider charges have been deducted) in the Protected Accounts on that date, and

B =	Variable account floor on that date (but prior to the reset).

  EAB is reset to the lesser of A or B where:

A =	the contract value (after any rider charges have been deducted) in the Excluded Accounts on that date, and

B =	EAB on that date (but prior to the reset).

8.	On a contract anniversary when variable account floor is greater than zero:

(A)	On the first contract anniversary, we increase variable account floor by an amount equal to 5%, multiplied by variable account floor as of 60 days after the contract date.

(B)	On each subsequent contract anniversary prior to the earlier of your 81st birthday or your death, we increase variable account floor by 5%, multiplied by the prior contract anniversary’s variable account floor.

(C)	Any variable account floor increase on contract anniversaries does not increase PAB or EAB.

For contracts issued in New Jersey and Washington state, the cap on the variable account floor is 200% of PAB.

For a spouse who is age 79 or younger and continues the contract, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the 5% Accumulation Death Benefit will terminate and the Standard Death Benefit will apply.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 45

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the 5% Accumulation Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the 5% Accumulation death benefit will terminate and the Standard Death Benefit will apply.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1.	contract value after any rider charges have been deducted;

2.	the ROPP value as described above;

3.	the MAV as described above;

4.	the 5% accumulation death benefit floor as described above; or
5. the Full Surrender Value as described above.

For a spouse who is age 79 or younger and continues the contract, the Enhanced Death Benefit will continue and the values may be reset as described above. If your spouse is age 80 or older when the contract is continued, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, the Enhanced Death Benefit will continue and the values may be reset as described above. If any owner is age 80 or older at the time of the covered life change, the Enhanced Death Benefit will terminate and the Standard Death Benefit will apply.

For an example of how each death benefit is calculated, see Appendix D.

BENEFIT PROTECTOR DEATH BENEFIT

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus rider, the 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the applicable death benefit, plus:

•	40% of your earnings at death if you were under age 70 on the rider effective date; or

•	15% of your earnings at death if you were age 70 or older on the rider effective date.

If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.

Earnings at death: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus remaining purchase payments. Partial surrenders will come from any earnings before reducing purchase payments in the contract. The earnings at death may not be less than zero and may not be more than 250% of the remaining purchase payments that are one or more years old.

Note: Remaining purchase payments is calculated differently and is not the same value as purchase payments not previously surrendered used in the surrender charge calculation.

Terminating the Benefit Protector

•	You may terminate the rider within 30 days after the first rider anniversary.

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•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.

•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.

•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.

•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.

•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.

•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.

After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.

For an example, please see Appendix D.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector Plus provides reduced benefits if you are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and you are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers. If this is a non-qualified annuity, the transfers, exchanges or rollovers must be from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.

The Benefit Protector Plus provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:

•	the benefits payable under the Benefit Protector described above, plus:

•	a percentage of purchase payments made within 60 days of contract issue not previously surrendered as follows:

	Percentage if you are	Percentage if you are
Rider year when death occurs:	under age 70 on the rider effective date	70 or older on the rider effective date

One and Two	0%	0%

Three and Four	10%	3.75%

Five or more	20%	7.5%

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Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

•	the applicable death benefit plus:

	If you are under age 70	If you are age 70
Rider year when death occurs	on the rider effective date, add . . .	or older on the rider effective date, add . . .

One	Zero	Zero

Two	40% x earnings at death (see above)	15% x earnings at death

Three and Four	40% x (earnings at death + 25% of initial purchase payment*)	15% x (earnings at death + 25% of initial purchase payment*)

Five or more	40% x (earnings at death + 50% of initial purchase payment*)	15% x (earnings at death + 50% of initial purchase payment*)

*	Initial purchase payments are payments made within 60 days of rider issue not previously surrendered.

Terminating the Benefit Protector Plus

•	You may terminate the rider within 30 days of the first rider anniversary.

•	You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

•	The rider will terminate when you make a full surrender from the contract, on the annuitization start date, or when the death benefit is payable.

•	The rider will terminate if there is a covered life change.

•	The rider will terminate when a beneficiary elects an alternative payment plan which is an inherited IRA.

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid without regard to the Full Surrender Value. We will then terminate the Benefit Protector Plus (see “Benefits in Case of Death”).

For an example, see Appendix D.

OPTIONAL LIVING BENEFITS

SECURESOURCE 3 RIDERS

The SecureSource 3 rider is an optional benefit that you can add to your contract for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource 3 rider may be appropriate for you if:

•	you intend to make periodic withdrawals from your annuity contract; and

•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

The SecureSource 3 rider may be not appropriate for you if:

•	you anticipate the need for early or Excess Withdrawals; or

•	you want to invest in funds other than the Portfolio Stabilizer funds.

The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the Lifetime Benefit amount each contract year after the Lifetime Benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The Lifetime Benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the Lifetime Benefit amount is fixed for the remainder of that contract year.

As long as your total withdrawals during the current contract year do not exceed the Lifetime Benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.

Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.

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Your benefits under the rider can be reduced if you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the Lifetime Benefit is available. Also, if the contract value is 20% or more below purchase payments increased by any contract anniversary gains or Annual Credits and adjusted for withdrawals, the Income Bonus will not be included in the Lifetime Payment Percentage (see Withdrawal Adjustment Base described below).

AVAILABILITY
There are two optional riders available under your contract:

•	SecureSource 3 — Single Life

•	SecureSource 3 — Joint Life

The information in this section applies to both riders, unless otherwise noted.

For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:

•	Single Life: you are 85 or younger on the date the contract is issued; or

•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource 3 riders are not available under an inherited qualified annuity.

The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

•	Single Life: death (see “At Death” heading below).

•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).

KEY TERMS
The key terms associated with the SecureSource 3 rider are:

Age Bands: Each Age Band is associated with two components of your Lifetime Payment Percentages, a minimum Lifetime Payment Percentage and a potential Income Bonus. The covered person (Joint Life: the younger covered spouse) must be at least the youngest age shown in the first Age Band for the Annual Lifetime Payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.

Annual Credit, Credit Period: an amount equal to a 6% that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. Credit Period is a 10 year period that starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The rider anniversary after the number of contract years shown is the last day of a Credit Period (see the “Rider Anniversary Processing” provision below). Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits may result in higher rider charges that may exceed the benefit from the Annual Credits.

Annual Lifetime Payment (ALP, Lifetime Benefit): the Lifetime Benefit amount available each contract year after the covered person (Joint Life: the younger covered spouse) has reached the youngest age in the first Age Band. The annual withdrawal amount guaranteed by the rider can vary each contract year. The ALP is also referred to as the Lifetime Benefit throughout this prospectus.

Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment percentage can increase.

Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

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Excess Withdrawal: (1) a withdrawal taken before the Annual Lifetime Payment is established, or (2) a withdrawal that is greater than the Remaining Annual Lifetime Payment.

Excess Withdrawal Processing: a reduction in benefits if a withdrawal is taken before the Annual Lifetime Payment is established or if a withdrawal exceeds the Remaining Annual Lifetime Payment.

Income Bonus: may be added to the minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below.

Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. It includes a minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.

Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.

Remaining Annual Lifetime Payment (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

Withdrawal Adjustment Base (WAB): one of the components used to determine whether or not Income Bonus will be included the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE 3 RIDER CONSIDERATIONS
You should consider whether a SecureSource 3 rider is appropriate for you taking into account the following considerations:

You will begin paying the SecureSource 3 rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years.

•	Lifetime Benefit Limitations: The Lifetime Benefit is subject to certain limitations, including but not limited to:

Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading below). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the Lifetime Benefit terminates even though other contract owners are still living.

Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading below). However, if the contract value is greater than zero, the Lifetime Benefit terminates at the death of the last surviving covered spouse (see “At Death” heading below).

•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the Lifetime Benefit is available an Excess Withdrawal), the guaranteed amounts under the rider will be reduced.

•	Investment Allocation Restriction: You must invest in approved investment options, which are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource 3 rider.

•	Non-Cancelable: Once elected, the SecureSource 3 rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

Dissolution of marriage does not terminate the SecureSource 3 — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource 3 — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the

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contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” below).

•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant’s spouse or a trust that names the annuitant’s spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

If you select the SecureSource 3 — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.

•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 591/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

•	Treatment of Civil Unions and Domestic Partners: The Federal Defense of Marriage Act (“DOMA”) does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See “Taxes — Other — Spousal status.”

•	Limitations on TSAs: Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource 3 rider may be of limited value to you.

LIFETIME BENEFIT DESCRIPTION
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

Joint Life only: Covered Spouses: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see

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“Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed.

Annual Lifetime Payment (ALP): the lifetime benefit amount available each contract year after the covered person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.

Joint Life: The ALP is established on the earliest of the following dates:

•	The rider effective date if the younger covered spouse has already reached age 50.

•	The date the younger covered spouse’s attained age equals age 50.

•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.

The minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:

	Minimum Lifetime Payment	Minimum Lifetime Payment
Age Bands	Percentage – Single Life	Percentage – Joint Life	Income Bonus

50-58	3%	2.75%	0.5%

59-64	4%	3.75%	0.5%

65-79	5%	4.75%	0.5%

80+	6%	5.75%	0.5%

The Age Band for the Lifetime Payment Percentage is determined at the following times:

•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).

•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)

•	Upon Annual Step-Ups (see “Annual Step ups” below).

•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

Income Bonus: The following determines whether or not the Income Bonus is included in the Lifetime Payment Percentage.

A comparison of your contract value and the Withdrawal Adjustment Base (WAB) determines whether the Income Bonus is included in the Lifetime Payment Percentage when calculating the ALP unless the percentage is fixed as described below.

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On each valuation date when the ALP is calculated, if the benefit determining percentage calculated below is less than the 20% adjustment threshold, then the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage plus the Income Bonus for your current Age Band. Otherwise, the Lifetime Payment Percentage will equal the minimum Lifetime Payment Percentage for your current Age Band.

The benefit determining percentage is calculated as follows, but it will not be less than zero:

1 – (a/b)

a = Contract value at the end of the prior valuation period

b = WAB at the end of the prior valuation period

After the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year. Beginning on the next rider anniversary, the Lifetime Payment Percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:

(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the minimum Lifetime Payment Percentage for your current Age Band, or

(2)	when the contract value reduces to zero, or

(3)	on the date of death when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.

Determination of Adjustments of Benefit Values: Your Lifetime Benefit values are determined at the following times and are subject to a maximum amount of $10 million each:

1. At rider effective date

The WAB, CB, BB and PBG are set equal to the initial purchase payment.

2. When an additional purchase payment is made

The BB, WAB and PBG will be increased by the amount of each additional purchase payment.

If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.

See “Buying Your Contract — Purchase Payments” for purchase payment limitations.

3. When a withdrawal is taken

If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.

The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.

(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b where: c

a = the amount of the withdrawal

b = the WAB on the date of (but prior to) the withdrawal

c = the contract value on the date of (but prior to) the withdrawal.

(B) If the ALP is not established, Excess Withdrawal Processing will occur as follows.

The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.

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(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e f	where:

d = the amount of the withdrawal minus the RALP

e = the BB or CB (as applicable) on the date of (but prior to) the withdrawal

f = the contract value on the date of (but prior to) the withdrawal minus the RALP.

The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG minus the RALP on the date of (but prior to) the withdrawal.

Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.

•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.

(A) On the first rider anniversary of the initial Credit Period

The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

The BB and WAB will be set to the greater of:

(i) the current BB, or

(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.

(B) On any other rider anniversary during a Credit Period

The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.

The BB will be set to the greater of:

(i) the current BB, or

(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.

The WAB will be set as follows:

(A) if no withdrawals have been taken, the WAB will be set to the BB determined above, or

(B) if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b c	where:

a = the WAB on the rider anniversary (but prior to rider anniversary processing)

b = the BB determined above

c = the BB on the rider anniversary (but prior to rider anniversary processing)

If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.

The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.

•	Annual step ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.

The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if the contract value is

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greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to a step-up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.

•	The WAB on rider anniversaries: Unless you decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if the contract value is greater.

OTHER PROVISIONS
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:

•	The Annual Lifetime Payment is established;

•	The RMD is for your contract alone;

•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.

Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.

Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:

•	If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).

•	If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).

In either case above:

–	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

–	We will no longer accept additional purchase payments.

–	No more charges will be collected for the rider.

–	The current ALP is fixed for as long as payments are made.

–	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

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–	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

•	elect to take the death benefit under the terms of the contract, or

•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or

•	continue the contract and the SecureSource 3 — Joint Life rider under the spousal continuation option.

•	For single and joint life, if the beneficiary elects the Principal Back Guarantee under this rider, the following will occur:

1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.

2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

•	In either of the above cases:

•	The Lifetime Payment Percentage used will be set as of the date of death.

•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).

Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).

Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource 3 rider cannot be terminated either by you or us except as follows:

•	Single Life: after the death benefit is payable, the rider will terminate.

•	Single Life: spousal continuation will terminate the rider.

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•	Single Life: for California residents, after the death of the covered person, the rider will terminate.

•	Joint Life: for California residents, after the death of the last covered spouse, the rider will terminate.

•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.

•	On the annuitization start date, the rider will terminate.

•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).

•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.

•	Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

ACCUMULATION PROTECTOR BENEFIT RIDER

The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:

•	Continue your contract;

•	Take partial surrenders or make a full surrender; or

•	Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource 3 riders.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

•	you must invest in approved investment options, which are Portfolio Stabilizer funds.. We reserve the right to add, remove or substitute approved investment options in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Living Benefit Riders — Portfolio Stabilizer funds” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider.

•	you may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see “Additional Purchase Payments with Elective Step Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;

•	if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

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•	if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

•	the 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:

Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.

Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.

Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.

Waiting Period: The Waiting Period for the rider is 10 years.

We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step ups and spousal continuation step ups.

Automatic Step Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 90% of the contract value on the contract anniversary (after charges are deducted); or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The automatic step up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).

Elective Step Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step up. Elective step ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.

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The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.

The elective step up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.

Additional Purchase Payments with Annual Elective Step Ups
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the Waiting Period will restart as of the most recent contract anniversary.

Change of Ownership or Assignment
Subject to state limitations, a change of ownership or assignment is subject to our approval.

Terminating the Rider
The rider will terminate under the following conditions:

The rider will terminate before the Benefit Date without paying a benefit on the date:

•	you take a full surrender;

•	on the annuitization start date;

•	the contract terminates as a result of the death benefit being paid; or

•	when a beneficiary elects an alternative payment plan which is an inherited IRA.

The rider will terminate on the Benefit Date.

For an example, see Appendix E.

INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you choose SecureSource 3 rider or Accumulation Protector Benefit rider, you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Portfolio Stabilizer funds” section below until the rider terminates.

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payment or transfer request that does not comply with the above limitations.

Portfolio Stabilizer funds
If you elect the SecureSource 3 rider or Accumulation Protector Benefit rider, your contract value must be invested in the Portfolio Stabilizer funds under the terms of the rider. Effective on or after April 29, 2013, we have added three new Portfolio Stabilizer funds and currently we offer total of four Portfolio Stabilizer funds, (the Funds). We reserve the right to add, remove or substitute Portfolio Stabilizer funds. We also reserve the right, upon notification to you, to close or restrict any Portfolio Stabilizer funds. Any change will apply to current allocations and or to future purchase payments and transfers. If your living benefit rider is terminated, you may remain invested in the Funds, but you will not be allowed to allocate additional purchase payments or make transfers to the Funds.

The Portfolio Stabilizer funds. Portfolio Stabilizer funds are specifically designed for use with the SecureSource 3 rider or Accumulation Protector Benefit rider with the investment objective of pursuing total return while seeking to manage market volatility. Columbia Management Investment Advisers, LLC (Columbia Management) is the investment adviser of the Funds and each underlying fund in which the Funds invest. Columbia Management considers the independent analysis of Morningstar Associates (Morningstar), an independent investment consultant, with respect to the performance of the underlying funds, the types of investment categories represented by the underlying funds, and the consideration of additional asset classes, or segments within these classes represented by the underlying funds. Columbia Management retains full

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discretion over the Funds’ investment activities. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value to the Portfolio Stabilizer funds.

Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management and some are managed by one or more affiliated sub-advisers, subject to the oversight of Columbia Management and the Funds’ board of trustees.

The Portfolio Stabilizer funds currently available are:

1. Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)(1),(2)

2. Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)

(previously Columbia Variable Portfolio — Managed Volatility Fund (Class 2))

3. Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)(2)

4. Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)(2)

(1)	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2) is not available for contracts with the Accumulation Protector Benefit rider.

(2)	Available on or after April 29, 2013.

The Funds are diversified funds that, under normal market conditions, pursue their investment objectives by allocating the Funds’ assets across equity and debt asset classes through investments in a mix of affiliated mutual funds (underlying funds). Further, in seeking to manage equity market volatility, the Funds employ a tactical allocation strategy of utilizing:

•	derivative transactions (such as credit default swap indexes, futures, swaps, forward rate agreements and options);

•	direct investments in exchange-traded funds (ETFs); and

•	direct investments in fixed-income or debt securities (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures).

The investments described above as part of the tactical allocation strategy are primarily utilized to adjust (increase or reduce) the Funds’ exposure to different asset classes and various segments within these asset classes.

In general, when the Funds’ investment adviser, Columbia Management, determines that equity market volatility is relatively low, it may increase the Funds’ equity exposure and decrease the Funds’ debt exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Funds’ equity exposure and, correspondingly, increase the Funds’ debt exposure.

For additional information about the Funds’ investment strategies and risks, see the Funds’ prospectuses.

Portfolio Stabilizer funds conflicts of interest. In providing investment advisory services for the Funds and the underlying funds in which the Funds invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.

In addition, the Funds’ investment strategies are intended in part to reduce risks of investment losses that would require us to use our own assets to make payments in connection with the guarantees under the SecureSource 3 rider or Accumulation Protector Benefit rider. To the extent that the Funds’ strategies are successful, we will benefit from a reduction of the risk arising from our guarantee obligations under the riders, and we will have less risk to hedge under the riders than would be the case if holders did not invest in the Funds. For example, the Funds are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Our financial interest in reducing the volatility of overall contract values invested under the riders, in light of our obligations under the riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the riders, in that our interest may at times conflict with the Funds’ investment objective when markets are appreciating.

For additional information about the conflicts of interest to which Columbia Management and its affiliates are subject, see the Funds’ prospectuses.

Investing in the Portfolio Stabilizer funds. Effective on or after April 29, 2013, you can invest in three or four Portfolio Stabilizer funds, depending on the living benefit rider you own. You are responsible for determining which Portfolio Stabilizer funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.

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If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.

You may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this twice per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.

Risks. Although an investment in the Funds may have the effect of mitigating declines in your contract value in the event of a significant decline in equity market valuations, the strategies followed by the Funds, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising. This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your contract. In addition, there is no guarantee that the Funds’ strategies will have their intended effect, or that they will work as effectively as is intended.

Before you select the SecureSource 3 rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully consider whether the Funds meet your investment objectives and risk tolerance. Because you cannot terminate the SecureSource 3 rider or Accumulation Protector Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource 3 rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below. except under annuity payout Plan E (See “Charges — Surrender charge under Annuity Payout Plan E”).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, plus any positive or negative MVA(less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs, the Special DCA fixed account and Portfolio Stabilizer funds are not available during this payout period.

Amounts of fixed and variable payouts depend on:

•	the annuity payout plan you select;

•	the annuitant’s age and, in most cases, sex;

•	the annuity table in the contract; and

•	the amounts you allocated to the accounts on the annuitization start date.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us

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at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date.

•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant’s death. Payouts end with the last payout before the annuitant’s death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

•	Plan B: Life annuity with five, ten, 15, or 20 years certain: We make monthly payouts for a guaranteed payout period of five, ten, 15, or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant’s death.

•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant’s death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

•	Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See “Charges — Surrender charge under Annuity Payout Plan E.”) A 10% IRS penalty tax could apply if you take a surrender. (See “Taxes.”)

Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource 3 rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

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You must select a payout plan as of the annuitization start date set forth in your contract.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a nonqualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

Annuity payouts: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

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Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) are subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.

Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

•	because of your death or in the event of nonnatural ownership, the death of the annuitant;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if it is allocable to an investment before Aug. 14, 1982; or

•	if annuity payouts are made under immediate annuities as defined by the Code.

Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.

1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.

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Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.

Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.

Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 65

•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

•	the payout is a RMD as defined under the Code;

•	the payout is made on account of an eligible hardship; or

•	the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

•	because of your death;

•	because you become disabled (as defined in the Code);

•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

•	if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

•	to pay certain medical or education expenses (IRAs only); or

•	if the distribution is made from an inherited IRA.

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.

Assignment: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of

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the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Spousal status: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

•	the reserve held in each subaccount for your contract; divided by

•	the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

•	laws or regulations change;

•	the existing funds become unavailable; or

•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

•	add new subaccounts;

•	combine any two or more subaccounts;

•	transfer assets to and from the subaccounts or the variable account; and

•	eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio — Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 67

About the Service Providers

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Sales of the Contract

•	Only securities broker-dealers (“selling firms”) registered with the SEC and members of the FINRA may sell the contract.

•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

Payments to Selling Firms

•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

•	providing service to contract owners; and

•	funding other events sponsored by a selling firm that may encourage the selling firm’s financial advisors to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:

•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see “Expense Summary”);

•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see “The Variable Account and the Funds — The funds”);

•	compensation we or an affiliate receive from a fund’s investment adviser, subadviser, distributor or an affiliate of any of these (see “The Variable Account and the Funds — The funds”); and

•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

•	fees and expenses we collect from contract owners, including surrender charges; and

•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

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Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:

•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

Payments to Financial Advisors

•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life is responding to regulatory audits, market conduct examinations and other inquiries (including inquiries from the State of Minnesota). RiverSource Life has cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

Additional Information

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2012, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investors Relations” on our website at www.ameriprise.com.

RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 69

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds

Unless you have elected one of the optional living benefit riders, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. Certain funds are available only if you select one of the optional living benefit riders.

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to generate income and price appreciation without assuming what the Adviser considers undue risk.	AllianceBernstein L.P.

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.

ALPS/Alerian Energy Infrastructure Portfolio: Class III (available on or after 4/30/2013)	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.

American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.

Columbia Variable Portfolio – Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Cash Management Fund (Class 2)	Seeks maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Core Bond Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Diversified Bond Fund (Class 2)	Seeks high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))	Seeks high level of current income and, as a secondary goal, steady growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Global Bond Fund (Class 2)	Non-diversified fund that seeks high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – High Yield Bond Fund (Class 2)	Seeks high current income, with capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Income Opportunities Fund (Class 2)	Seeks high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – International Opportunity Fund (Class 2)	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, sub-adviser.

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))	Seeks capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2) (available only for contracts with living benefit rider)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (available only for contracts with living benefit rider) (previously Columbia Variable Portfolio – Managed Volatility Fund (Class 2))	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Marsico Capital Management, LLC, subadviser.

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)	Seeks growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – Strategic Income Fund (Class 2)	Seeks high level of current income and capital growth as a secondary objective.	Columbia Management Investment Advisers, LLC

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))	Seeks high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.	Columbia Management Investment Advisers, LLC

DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.

Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value it believes is not fully recognized by the public. Invests in either “growth” stocks or “value” stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) is the fund’s manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either “growth” or “value” common stocks or both.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund.

Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	FMR is the fund’s manager. FMRC and other investment advisers serve as sub-advisers for the fund

FTVIPT Franklin Income Securities Fund – Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.

FTVIPT Franklin Small Cap Value Securities Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC

FTVIPT Mutual Shares Securities Fund – Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC

 74  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
FTVIPT Templeton Global Bond Securities Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.

Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company

Janus Aspen Series Flexible Bond Portfolio: Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series – Moderate Allocation Portfolio: Service Shares)	Seeks the highest return over time consistent with an emphasis on growth of capital and income.	Janus Capital Management LLC

Janus Aspen Series Janus Portfolio: Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC

Lazard Retirement Multi-Asset Targeted Volatility Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC

MFS® Utilities Series – Service Class	Seeks total return.	MFS® Investment Management

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC

Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)	Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks a high level of current income principally derived from interest on debt securities.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 75

Investing In	Investment Objective and Policies	Investment Adviser
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small-& Mid-Cap Fund®/VA, Service Shares)	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.

PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class	Seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.	Pacific Investment Management Company LLC (PIMCO)

PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

Variable Portfolio – Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with an aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – American Century Diversified Bond Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – American Century Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.

Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)	Seeks positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, sub-adviser.

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))	Non-diversified fund that seeks total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

 76  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.

Variable Portfolio – Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – DFA International Value Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)	Seeks high level of current income.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, subadviser.

Variable Portfolio – Eaton Vance Global Macro Advantage Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Eaton Vance Management, sub-adviser.

Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)	Seeks total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Goldman Sachs Asset Management, L.P., sub-adviser.

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Holland Capital Management LLC, subadviser.

Variable Portfolio – Invesco International Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Invesco Advisers, Inc., subadviser.

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc., subadviser.

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Jennison Associates LLC, subadviser.

Variable Portfolio – MFS Value Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 77

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Moderate Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderate level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Aggressive Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately aggressive level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Moderately Conservative Portfolio (Class 2)	Seeks high level of total return that is consistent with a moderately conservative level of risk. This is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds. The fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities.	Columbia Management Investment Advisers, LLC

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)	Seeks to provide current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.

Variable Portfolio – NFJ Dividend Value Fund (Class 2)	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; NFJ Investment Group LLC, subadviser.

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Winslow Capital Management, Inc., subadviser.

Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; London Company of Virginia, doing business as The London Company, Palisade Capital Management, L.L.C. and Wells Capital Management Incorporated, subadvisers.

Variable Portfolio – Partners Small Cap Value Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Barrow, Hanley, Mewhinney & Strauss, Inc., Denver Investment Advisors LLC, Donald Smith & Co., Inc., River Road Asset Management, LLC and Turner Investment Partners, Inc., subadvisers.

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)	Seeks to provide total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pacific Investment Management Company LLC, subadviser.

 78  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Pyramis® International Equity Fund (Class 2)	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Pyramis Global Advisers, LLC, subadviser.

Variable Portfolio – Pyrford International Equity Fund (Class 2)	Seeks long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Pyrford International Ltd., sub-adviser.

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Sit Investment Associates, Inc., subadviser.

Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management, Inc., subadviser.

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)	Seeks to provide current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.

Wells Fargo Advantage VT Opportunity Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.

Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return and preserve capital.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 79

Appendix B: Example — Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

Assumptions:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations
The precise MVA formula we apply is as follows:

Early surrender amount ×	[(	1 + i 1 + j + .001)	(n/12)	− 1 ]	= MVA

Where i	= rate earned in the GPA from which amounts are being transferred or surrendered.

j	= current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).

n	= number of months remaining in the current Guarantee Period (rounded up to the next month).

Examples — MVA
Using assumptions similar to those we used in the examples above:

•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and

•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.

Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .035 + .001)	(84/12)	− 1]	= –$39.84

In this example, the MVA is a negative $39.84.

Example 2: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

$1,000 ×	[(	1.030 1 + .025 + .001)	(84/12)	− 1]	= $27.61

 80  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 81

Appendix C: Example — Surrender Charges

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender

When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

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Full surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF+ (PS − FA) /(CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 83

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	3,500.00	3,206.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(3,500.00)	(3,206.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$56,470.00	$36,764.00

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Partial surrender charge calculation — ten-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender
	PS (determined by iterative process described above):	15,376.34	16,062.31

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) /(CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,376.34	16,062.31
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,376.34	19,375.80

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 85

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,376.34	19,375.80
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
	multiplied by the surrender charge rate:	× 7.0%	× 7.0%

	surrender charge:	376.34	1,062.31

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,376.34	16,062.31
	Surrender charge:	(376.34)	(1,062.31)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

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Full surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender.
	PS:	60,000.00	40,000.00

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS – FA) /(CV – FA) * (PP – PPF)

	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	60,000.00	40,000.00
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	50,000.00	50,000.00

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 87

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	50,000.00	50,000.00
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	2,000.00	1,832.00

Step 7.	The dollar amount you will receive as a result of your full surrender is determined as:
	Contract value surrendered:	60,000.00	40,000.00
	Surrender charge:	(2,000.00)	(1,832.00)
	Contract charge (assessed upon full surrender):	(30.00)	(30.00)

	Net full surrender proceeds:	$57,970.00	$38,138.00

 88  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Partial surrender charge calculation — four-year surrender charge schedule:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

Assumptions:

•	We receive a single $50,000 purchase payment;

•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

•	You have made no prior surrenders.

We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:

Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00

	Earnings in the contract (but not less than zero):	10,000.00	0.00

Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00

	FA (but not less than zero):	10,000.00	4,200.00

Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00

	PPF (but not less than zero):	0.00	4,200.00

Step 4.	Next we determine PS, the amount by which the contract value is reduced by the surrender
	PS (determined by iterative process described above):	15,208.33	15,582.48

Step 5.	Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS = PPF + PPSC = PPF + (PS − FA) / (CV − FA) * (PP − PPF)
	PPF from Step 3 =	0.00	4,200.00
	PS from Step 4 =	15,208.33	15,582.48
	CV from Step 1 =	60,000.00	40,000.00
	FA from Step 2 =	10,000.00	4,200.00
	PP from Step 1 =	50,000.00	50,000.00

	PPS =	5,208.33	18,761.94

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 89

		Contract with Gain	Contract with Loss
Step 6.	We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
	PPS:	5,208.33	18,761.94
	less PPF:	0.00	4,200.00

	PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
	multiplied by the surrender charge rate:	× 4.0%	× 4.0%

	surrender charge:	208.33	582.48

Step 7.	The dollar amount you will receive as a result of your partial surrender is determined as:
	Contract value surrendered:	15,208.33	15,582.48
	Surrender charge:	(208.33)	(582.48)

	Net partial surrender proceeds:	$15,000.00	$15,000.00

 90  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Appendix D: Example — Optional Death Benefits

The purpose of this appendix is to illustrate the operation of various optional death benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — ROPP Death Benefit

Assumptions:

•	You purchase the contract with a payment of $20,000; and

•	on the first contract anniversary you make an additional purchase payment of $5,000; and

•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00

Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.54

for a death benefit of:	$23,295.45

The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 91

Example — MAV Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000.

•	On the first contract anniversary the contract value grows to $26,000.

•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:
$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27

Example — 5-Year MAV Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000.

•	On the fifth contract anniversary the contract value grows to $26,000.

•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1. Contract value at death:	$20,500.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $22,000 =	–1,704.55

for a death benefit of:	$23,295.45

3. The 5-Year MAV immediately preceding the date of death:
Greatest of your contract anniversary values:	$26,000.00
plus purchase payments made since the prior anniversary:	+0.00
minus adjusted partial surrenders, calculated as:

$1,500 × $26,000 $22,000 =	–1,772.73

for a death benefit of:	$24,227.27

The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:	$24,227.27

 92  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Enhanced Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of four values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The MAV on the anniversary immediately preceding the date of death:
The MAV on the immediately preceding anniversary:	$25,000.00
plus purchase payments made since that anniversary:	+0.00
minus adjusted partial surrenders made since that anniversary, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a MAV Death Benefit of:	$23,456.79

4. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

$1,500 × $21,000 $19,000 =	–1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

Enhanced Death Benefit, calculated as the greatest of these four values, which is the 5% accumulation death benefit floor:	$24,642.11

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 93

Example — 5% Accumulation Death Benefit

Assumptions:

•	You purchase the contract with a payment of $25,000 with $5,000 allocated to the regular fixed account and $20,000 allocated to the subaccounts; and

•	on the first contract anniversary the regular fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

•	During the second contract year the regular fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender all from the subaccounts, leaving the contract value at $22,800.

The death benefit, which is based on the greatest of three values, is calculated as follows:
1. Contract value at death:	$22,800.00

2. Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:

$1,500 × $25,000 $24,300 =	–1,543.21

for a death benefit of:	$23,456.79

3. The 5% accumulation death benefit floor:
The variable account floor on the first contract anniversary, calculated as: 1.05 × $20,000 =	$21,000.00
plus amounts allocated to the subaccounts since that anniversary:	+0.00
minus the 5% accumulation death benefit floor adjusted partial surrender from the subaccounts, calculated as:

$1,500 × $21,000 $19,000 =	–1,657.89

variable account floor benefit:	$19,342.11
plus the regular fixed account account value:	+5,300.00

5% accumulation death benefit floor (value of the regular fixed account and the variable account floor):	$24,642.11

The 5% Accumulation Death Benefit, calculated as the greatest of these three values, which is the 5% accumulation death benefit floor:	$24,642.11

 94  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Benefit Protector

Assumptions:

•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.

•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $48,025. We calculate remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):

$110,000 – ($50,000 × $110,000)
$105,000 =	$57,619
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048

Total death benefit of:	$58,667

•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.

•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000

Total death benefit of:	$255,000

•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000

Total death benefit of:	$305,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 95

•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200

Total death benefit of:	$308,700

Example — Benefit Protector Plus

Assumptions:

•	You purchase the contract with an exchange purchase payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector Plus.

•	During the first contract year the contract value grows to $105,000. The death benefit on equals the standard death benefit amount, which is the contract value, or $104,000. You have not reached the first contract anniversary so neither the Benefit Protector Plus Part I nor Part II provides any additional benefit at this time.

•	On the first contract anniversary the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus Part II does not provide any additional benefit at this time. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector Plus Part I which equals 40% of earnings at death (the MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000

Total death benefit of:	$114,000

•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector Plus Part I (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered: 0.10 × $100,000 =	+10,000

Total death benefit of:	$124,000

•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value.

Altogether, we will surrender $50,000 and pay you $47,235. We calculate remaining purchase payments as $100,000 — $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 – ($50,000 × $110,000)
$105,000 =	$57,619

plus the Benefit Protector Plus Part I (40% of earnings at death):
0.40 × ($57,619 – $55,000) =	+1,048
plus the Benefit Protector Plus Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:
0.10 × $55,000 =	+5,500

Total death benefit of:	$64,167

•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $64,167. The reduction in contract value has no effect.

 96  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$266,000

•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on either the Benefit Protector Plus Part I or Benefit Protector PlusPart II. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector Plus Part I (40% of earnings at death)
.40 × (2.50 × $55,000) =	+55,000
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$316,000

•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector PlusPart I changes but the value of the Benefit Protector Plus Part II remains constant. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector PlusPart I which equals 40% of earnings at death (the MAV death benefit minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
plus the Benefit Protector Plus Part II, which after the fourth contract year equals 20% of exchange purchase payments identified at issue and not previously surrendered:
0.20 × $55,000 =	+11,000

Total death benefit of:	$319,700

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 97

Appendix E: Example — Optional Living Benefits

The purpose of this appendix is to illustrate the operation of various optional living benefit riders.

In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.

These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.

Example — SecureSource 3 Riders

Assumptions:

•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.

•	You are the sole owner and also the annuitant. You are age 61.

•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract			Assumed						Benefit				Lifetime
Duration	Purchase	Partial	Contract						Determining				Payment
in Years	Payments	Withdrawals	Value	CB		BB		WAB	Percentage	PBG	ALP	RALP	Percentage

At Issue	100,000	NA	100,000	100,000		100,000		100,000	0.0%	100,000	4,500	4,500	4.50%

1	—	—	98,000	100,000		106,000		106,000	7.5%	100,000	4,770	4,770	4.50%

2	—	—	105,000	100,000		112,000		112,000	6.3%	105,000	5,040	5,040	4.50%

3	—	—	120,000	120,000	(1)	120,000		120,000	0.0%	120,000	5,400	5,400	4.50%

3.5	—	5,400	114,600	120,000		120,000		114,600	0.0%	114,600	5,400	—	4.50%

4	—	—	115,000	120,000		120,000	(2)	115,000	0.0%	115,000	5,400	5,400	4.50%

5	—	—	110,000	120,000		127,200		121,900	9.8%	115,000	5,724	5,724	4.50%

6	—	—	140,000	140,000		140,000		140,000	0.0%	140,000	7,700	7,700	5.50%	(3)

7	—	—	120,000	140,000		148,400		148,400	19.1%	140,000	8,162	8,162	5.50%

7.5	—	10,000	110,000	137,699		145,961	(4)	136,033	19.1%	129,671	8,028	—	5.50%

8	—	—	105,000	137,699		145,961		136,033	22.8%	129,671	7,298	7,298	5.00%	(5)

9	—	—	116,000	137,699		154,223		143,733	19.3%	129,671	8,482	8,482	5.50%

(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description — Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.

 98  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Example — Accumulation Protector Benefit

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

•	You make no additional purchase payments.

•	You do not exercise the elective step-up option

					Hypothetical
	Partial Surrender	MCAV Adjustment		Accumulation	Assumed
End of	(beginning of	for Partial		Benefit	Contract
Contract Year	year)	Surrender	MCAV	Amount	Value

1	0	0	100,000	0	110,000

2	0	0	115,200	0	128,000

3	0	0	121.500	0	135,000

4	0	0	121,500	0	118,000

5	0	0	121,500	0	100,000

6	2,000	2,430	119,070	0	122,000

7	0	0	126,000	0	140,000

8	0	0	126,000	0	130.000

9	5,000	4,846	121,154	0	110,000

10	0	0	121,154	16,154	105,000

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 99

Appendix F: Additional RMD Disclosure

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource 3 riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) Each calendar year, if your ALERMDA is greater than the ALP.

•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource 3 rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code ; and

(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:

1. IRAs under Section 408(b) of the Code;

2. Roth IRAs under Section 408A of the Code;

3. SIMPLE IRAs under Section 408(p) of the Code;

4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

5. Custodial and investment only plans under section 401(a) of the Code;

6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your guaranteed values as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing SecureSource 3 riders.

 100  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Appendix G:  Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2012. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	93	2	—	—	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710	71,318	50,607

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,226	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96	$0.80
Accumulation unit value at end of period	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525	74,540	73,310

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,172	825	694	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,013	3,544	836	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,392	844	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,839	1,102	414	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,020	1,190	353	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,407	13,993	15,434	16,890	19,527	26,868	30,821	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,838	1,107	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475	587	160	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 101

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	166	44	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	92	23	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	40	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	889	432	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	956,051	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	91	19	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	215	50	—	—	—	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070	117,372	91,398

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	52	32	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	81	47	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,269	1,394	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,594	1,177	498	—	—	—	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,284	—	—	—	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—	—	—

 102  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678	117,171	72,124

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58	$1.21
Accumulation unit value at end of period	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521	44,541	34,639

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166	33,241	21,294

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,929	13,639	18,753	168,562	128,192	72,177	—	—	—	—

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163	18,264	12,519

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	137	12	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721	6,121	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	$1.00	—
Accumulation unit value at end of period	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037	4,085	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,076	—	—	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177,549	153,074	45,018	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	479	120	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	101	15	—	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 103

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,542	739	310	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	833	244	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	836	553	149	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211,589	152,207	39,107	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	359	89	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,624	1,214	172	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	442	57	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	369	28	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,027	678	437	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	156	46	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	287	33	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,323,161	1,036,629	372,331	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	671,792	586,675	199,756	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457,930	335,257	125,196	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	906	442	140	—	—	—	—	—	—	—

 104  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	618	230	26	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	51	6	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	193	10	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	224	132	—	—	—	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756	268	35	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	59	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	380	103	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	588	340	45	—	—	—	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	172	74	—	—	—	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313	25,983	24,999

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334	16,103	13,800

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	630	485	344	242	206	102	23

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	—	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	811	166	397	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,315	671	239	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	88	12	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	788	256	111	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	133	119	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,304	2,152	2,199	2,059	1,829	1,757	576
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	426	105	26	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	165	84	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	1	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	294	154	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238,831	—	—	—	—	—	—

 106  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,680	2,130	2,414	2,757	2,052	3,503

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	62	1	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	21	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,556	296	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	187	66	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,805	5,555	6,949	23,688	36,142	18,414	5,441

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,505	1,730	1,829	1,834	2,047	2,059	1,064

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,381	4,076	4,866	5,084	5,780	6,302	2,030

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,713	2,336	80,099	57,559	35,017	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 107

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	125	131	209	165	155	142	29

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,548	1,898	1,750	1,612	1,649	663

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,536	1,853	1,891	1,925	2,045	715

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	595	38	24	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	33	40	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	176	117	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	119	36	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	99	9	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	56	18	—	—	—	—

 108  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	759	232	55	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	114	14	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	27	42	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	67	16	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	12	41	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,701	40,844	16,388	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	153	56	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	97	3	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	56	2	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	13	51	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	8	4	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	21	13	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 109

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	18	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	68	53	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	48	6	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	38	41	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,090	1,313	354	325	296	211	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	969	1,008	1,248	1,279	1,063	968	178

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	204	65	21	25	50	38	4

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	101	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	322	30	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	59	31	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	94	53	—	—	—	—

 110  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	80	23	—	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,073	1,088	1,127	1,227	1,097	885	286
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	122	52	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	120	29	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	35	12	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	9	—	—	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	247	399	496	668	887	819	748

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	12	13	—	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	502	397	470	728	476	499	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	17	14	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	95	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	202	144	—	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,256	1,724	3,813	6,011	4,186	1,152

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	401	462	700	717	685	602	232

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	902	1,011	1,148	1,338	1,691	1,979	485

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	519	591	593	9,009	7,617	5,761	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	520	588	662	679	693	779	266

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	249	302	320	266	350	487	231

 112  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,970	5,014	476	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	12	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	119	34	—	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	73	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	54	56	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	288	94	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	3	—	—	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 113

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	22	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	3	1	—	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	27	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	12	13	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	12	22	—	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	26	25	—	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	293	534	70	55	67	86	9

 114  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	335	344	388	377	334	363	74

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	210

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	64

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	95

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	66

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	87

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 115

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	34

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	302

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,409

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	40

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	235

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	159

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	66

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9

 116  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	36

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	350

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	25

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	79

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 117

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	95

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	15

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	27

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,878

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,391

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	73

 118  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	37

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 119

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,534	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 120  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 121

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,009	154	139

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 122  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,300	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,281	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 123

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

 124  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – High Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—
*Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	71

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 125

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

 126  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 127

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	213

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 128  RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS

Table of Contents of the Statement of Additional Information

Calculating Annuity Payouts	p.

Rating Agencies	p.

Revenues Received During Calendar Year 2012	p.

Principal Underwriter	p.

Independent Registered Public Accounting Firm	p.

Condensed Financial Information (Unaudited)	p.

Financial Statements

RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY — PROSPECTUS 129

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.
Both companies are affiliated with Ameriprise Financial Services, Inc.

©2008-2013 RiverSource Life Insurance Company. All rights reserved.
S-6515 C (4/13)

PART B.

STATEMENT OF ADDITIONAL INFORMATION
FOR

RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY®

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 SELECT®
VARIABLE ANNUITY

RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS®
VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY
(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

April 29, 2013

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919

S-6325 N (4/13)

Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Revenues Received During Calendar Year 2012	p. 4
Principal Underwriter	p. 5
Independent Registered Public Accounting Firms	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements
EX-99.1.15
EX-99.8.16
EX-99.8.17
EX-99.8.18
EX-99.9
EX-99.10

 2  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Debt & Ratings Information” under “Investors Relations” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com
Moody’s	www.moodys.com/insurance
Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s — Rates insurance companies for their financial strength.

Revenues Received During Calendar Year 2012

The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates* in 2012. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

Affiliated Funds**	$407,314,788
Fidelity® Variable Insurance Products	$9,239,062
Oppenheimer Variable Account Funds	$6,775,356
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds	$5,524,654
Franklin® Templeton® Variable Insurance Products Trust	$3,190,143
AllianceBernstein Variable Products Series Fund, Inc.	$3,007,278
American Century® Variable Portfolios, Inc.	$2,926,764
MFS® Variable Insurance Trustsm	$2,535,757
Goldman Sachs Variable Insurance Trust	$2,406,627
Wells Fargo Advantage Variable Trust Funds	$1,991,995
PIMCO Variable Insurance Trust	$1,635,110
Janus Aspen Series	$1,457,904
Eaton Vance Variable Trust	$1,301,112
Putnam Variable Trust	$889,568
Morgan Stanley UIF	$854,978
Credit Suisse Trust	$502,578
Royce Capital Fund	$230,656
Third Avenue Variable Series Trust	$168,273
Neuberger Berman Advisers Management Trust	$100,226
Calvert Variable Series, Inc.	$93,078
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund	$90,440
Legg Mason Partners Variable Trusts	$46,157
BlackRock Variable Series Funds, Inc.	$12,979
DWS Variable Series II	$4,988
Lincoln Variable Insurance Products Trust	$1,983
Lazard Retirement Series, Inc.	$1,389
J.P. Morgan Series Trust II	$1,213

*	RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. are affiliates of RiverSource Life Insurance Company.

**	Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.

 4  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2012 was $375,557,164, in 2011 was $411,317,776 and in 2010 was $391,347,519. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Independent Registered Public Accounting Firms

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2012 and December 31, 2011 and for each of the two periods then ended and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2012 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2011 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

The consolidated statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Company and its subsidiaries for the year ended December 31, 2010, included in this Statement of Additional Information have been included in reliance on the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	60	76	69	49	61	653	144	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98	$0.75
Accumulation unit value at end of period	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37	$1.31	$1.13	$1.09	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	310	314	321	388	452	1,081	1,374	1,186	726	969

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32	$0.92
Accumulation unit value at end of period	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68	$2.55	$1.90	$1.64	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	856	982	1,076	1,925	3,352	3,600	3,592	2,607	984	472

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82	$0.66
Accumulation unit value at end of period	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54	$1.32	$1.06	$0.94	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	4	4	10	10	20	155	352	594	675	517

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91	$0.74
Accumulation unit value at end of period	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70	$1.45	$1.17	$1.04	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	48	48	65	263	286	389	365	314	127	5

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.02	$1.04	$0.88	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	101	153	1,289	1,327	1,710	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20	$1.00	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	98	73	91	72	187	2,939	618	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35	$1.06
Accumulation unit value at end of period	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79	$1.89	$1.61	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	108	249	232	259	524	578	747	1,037	1,067	904

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15	$0.90
Accumulation unit value at end of period	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51	$1.61	$1.36	$1.31	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	431	570	525	469	483	848	1,060	1,104	1,064	673

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93	$0.78
Accumulation unit value at end of period	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16	$1.13	$1.05	$1.00	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5	6	6	10	24	21	18	5	54	8

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97	$0.81
Accumulation unit value at end of period	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26	$1.25	$1.10	$1.06	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	363	580	634	733	602	372	459	623	257	221

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11	$1.11
Accumulation unit value at end of period	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22	$1.17	$1.13	$1.11	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	309	514	613	2,492	10,988	11,779	8,286	4,504	2,098	447

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24	$1.20
Accumulation unit value at end of period	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43	$1.36	$1.31	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,726	2,923	3,828	10,140	8,140	9,540	7,272	3,619	2,145	1,691

 6  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16	$0.82
Accumulation unit value at end of period	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96	$1.83	$1.53	$1.36	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,536	1,770	2,153	7,610	8,565	9,289	9,434	5,165	3,041	1,239

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96	$0.69
Accumulation unit value at end of period	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90	$2.11	$1.58	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	743	843	1,028	1,522	2,437	1,993	2,144	1,491	475	115

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33	$1.18
Accumulation unit value at end of period	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56	$1.46	$1.38	$1.46	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	1,005	1,122	1,599	3,215	2,861	3,115	2,645	1,377	741	714

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.57	$1.37	$1.29	$1.16	$0.81	$1.09	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	291	321	461	402	788	585	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10	$0.89
Accumulation unit value at end of period	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41	$1.39	$1.26	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	722	695	706	639	713	1,605	1,925	2,397	2,886	4,230

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17	$1.15	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,007	1,306	1,132	5,111	2,233	2,599	2,358	493	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70	$0.55
Accumulation unit value at end of period	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28	$1.14	$0.92	$0.82	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	346	363	399	910	1,080	1,307	1,343	1,252	848	143

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57	$0.47
Accumulation unit value at end of period	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75	$0.73	$0.67	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	1,240	1,358	1,192	2,260	2,601	3,768	6,049	6,193	2,153	1,664

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76	$0.59
Accumulation unit value at end of period	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99	$0.97	$0.85	$0.80	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	508	464	565	877	1,397	1,682	2,453	3,121	1,484	172

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.06	$1.10	$0.91	$0.72	$1.20	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	667	767	699	7,497	6,506	5,466	2,834	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.99	$0.84	$1.01	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	509	459	810	730	772	2,194	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06	$0.87
Accumulation unit value at end of period	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41	$1.25	$1.26	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	128	124	238	363	242	268	450	655	523	578

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50	$1.37	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	385	467	338	1,292	1,658	1,406	2,575	115	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77	$0.61
Accumulation unit value at end of period	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05	$1.01	$0.88	$0.85	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	209	127	314	741	1,447	1,022	1,170	2,054	1,958	1,381

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	$1.00	—
Accumulation unit value at end of period	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34	$1.35	$1.14	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	205	198	120	195	67	67	184	92	65	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31	$0.89
Accumulation unit value at end of period	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70	$1.79	$1.61	$1.54	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	126	152	71	57	113	214	333	514	779	660

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22	$1.21
Accumulation unit value at end of period	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34	$1.28	$1.24	$1.23	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	494	1,843	1,670	825	1,394	817	493	688	870	1,097

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	624	617	533	605	506	677	1,600	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,490	1,730	1,433	2,787	2,025	2,116	2,567	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,280	2,496	2,532	4,368	8,518	7,443	6,582	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92	$0.75
Accumulation unit value at end of period	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30	$1.17	$1.04	$0.97	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	67	87	92	148	226	676	754	1,103	1,370	1,249

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01	$0.83
Accumulation unit value at end of period	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42	$1.28	$1.14	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	454	438	473	805	963	1,126	1,624	1,338	994	432

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96	$1.42
Accumulation unit value at end of period	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68	$3.20	$2.86	$2.43	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	105	162	195	298	492	591	664	915	1,023	984

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28	$0.93
Accumulation unit value at end of period	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39	$2.08	$1.86	$1.59	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,062	1,077	1,379	2,734	3,823	3,786	4,011	2,702	1,034	510

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87	$0.61
Accumulation unit value at end of period	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59	$1.37	$1.16	$0.98	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	15	20	20	28	48	92	298	605	429	144

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06	$0.75
Accumulation unit value at end of period	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93	$1.66	$1.42	$1.20	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	344	464	548	558	771	890	1,130	728	573	205

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85	$1.37
Accumulation unit value at end of period	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58	$3.27	$2.73	$2.42	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	170	163	203	232	262	688	836	667	487	349

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61	$1.22
Accumulation unit value at end of period	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42	$2.49	$2.14	$1.98	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	301	212	215	352	465	576	738	593	414	242

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05	$0.85
Accumulation unit value at end of period	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57	$1.53	$1.30	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	255	264	354	525	670	761	865	716	533	667

 8  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67	$1.31
Accumulation unit value at end of period	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78	$2.71	$2.34	$2.09	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	448	611	738	922	1,060	2,008	2,339	1,930	834	639

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46	$1.01
Accumulation unit value at end of period	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66	$2.00	$1.79	$1.69	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	2	2	4	9	11	12	114	119	150	104

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87	$0.67
Accumulation unit value at end of period	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15	$1.18	$1.05	$0.99	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	546	592	745	826	1,128	1,678	2,499	3,019	1,522	735

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	100	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	103	132	403	73	115	1,114	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	273	294	380	2,658	2,794	1,479	105	5	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86	$0.81	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	477	506	618	411	351	275	418	532	249	96

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	65	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	283	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34	$1.38	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	670	788	719	2,639	3,700	3,639	4,892	3,642	641	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41	$0.30
Accumulation unit value at end of period	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74	$0.61	$0.54	$0.49	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	28	34	34	30	30	51	125	125	144	215

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37	$0.25
Accumulation unit value at end of period	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53	$0.43	$0.41	$0.37	$0.37
Number of accumulation units outstanding at end of period (000 omitted)	104	111	100	41	22	37	180	200	333	426

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.92	$0.98	$0.86	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	461	568	6,880	6,240	5,448	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60	$0.45
Accumulation unit value at end of period	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73	$1.36	$0.93	$0.71	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	269	262	226	395	275	272	231	250	132	295

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	49	109	136	127	65	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59	$0.49
Accumulation unit value at end of period	$0.88	$0.76	$0.76	$0.68	$0.49	$0.79	$0.71	$0.67	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	212	186	178	406	260	317	481	640	522	874

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81	$0.61
Accumulation unit value at end of period	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02	$1.01	$0.90	$0.86	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	89	131	102	190	92	130	243	558	576	622

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92	$0.68
Accumulation unit value at end of period	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28	$1.80	$1.38	$1.19	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	584	543	500	562	821	765	1,065	588	211	139

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314	467	451	1,794	1,961	1,463	1,473	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	241	300	317	356	270	140	1,068	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165	154	142	1,718	1,971	2,116	1,957	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	$1.00	—
Accumulation unit value at end of period	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62	$1.53	$1.31	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	349	429	524	604	777	1,099	1,309	756	158	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	$1.00	—
Accumulation unit value at end of period	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27	$1.16	$1.09	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	3,277	3,125	3,938	8,634	8,498	9,223	6,331	3,173	403	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	$1.00	—
Accumulation unit value at end of period	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41	$1.44	$1.26	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	360	394	368	717	646	676	773	643	432	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	688	700	590	3,431	4,628	4,555	4,105	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92	$0.78
Accumulation unit value at end of period	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11	$1.12	$1.10	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	52	50	40	27	111	67	195	218	67	170

 10  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01	$0.79
Accumulation unit value at end of period	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78	$1.65	$1.30	$1.16	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	24	32	57	91	69	164	145	194	207

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	123	139	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26	$1.52
Accumulation unit value at end of period	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53	$3.41	$2.83	$2.55	$2.26
Number of accumulation units outstanding at end of period (000 omitted)	30	34	39	66	81	358	405	539	591	516

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15	$1.52
Accumulation unit value at end of period	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19	$3.37	$2.92	$2.57	$2.15
Number of accumulation units outstanding at end of period (000 omitted)	27	33	38	62	123	175	287	371	347	311

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,277	1,257	395	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,382	18,860	26,354	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13	$1.06	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	768	1,132	1,988	5,705	2,307	2,713	2,959	1,455	5,004	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,335	1,443	1,174	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.08	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,408	4,175	8,371	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,778	4,194	507	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,266	21,448	21,627	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,064	2,007	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,938	26,294	23,294	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,950	1,471	—	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.09	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,691	9,103	5,162	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28	$0.93
Accumulation unit value at end of period	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82	$1.92	$1.61	$1.53	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	402	542	707	3,210	3,353	3,487	2,495	2,068	860	982

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	264	276	7,045	4,641	3,570	3,666	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	$1.00	—
Accumulation unit value at end of period	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37	$1.30	$1.13	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	125	127	115	176	74	115	77	235	182	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08	$0.73
Accumulation unit value at end of period	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67	$2.31	$1.69	$1.40	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	887	992	1,120	2,334	2,433	2,932	3,471	2,814	1,701	1,136

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37	$0.96
Accumulation unit value at end of period	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01	$1.92	$1.79	$1.62	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	631	895	1,057	2,350	3,272	3,659	3,852	2,709	1,415	1,250

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02	$0.84
Accumulation unit value at end of period	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38	$1.29	$1.16	$1.11	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	2	2	4	4	7	31	355	91	66

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84	$1.62	$1.32	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	278	311	337	2,398	408	500	669	661	76	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98	$0.72
Accumulation unit value at end of period	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46	$1.38	$1.23	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	109	148	121	298	182	331	421	467	408	445

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82	$0.58
Accumulation unit value at end of period	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35	$1.20	$0.98	$0.93	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	136	160	198	225	258	231	84	35	10	10

 12  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  13

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

 14  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 16  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  17

Variable account charges of 0.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,217	3,348	4,452	5,299	3,750	4,111	14,120	2,021	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98	$0.74
Accumulation unit value at end of period	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	40,750	48,468	55,671	68,595	84,420	116,725	135,093	149,316	125,010	82,114

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31	$0.92
Accumulation unit value at end of period	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	67,635	83,009	102,937	150,692	202,780	217,241	203,016	153,107	70,504	34,604

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93	$0.81	$0.66
Accumulation unit value at end of period	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52	$1.30	$1.04	$0.93	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	5,968	7,587	9,999	12,855	16,842	22,009	24,450	28,073	28,284	27,256

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91	$0.73
Accumulation unit value at end of period	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	15,014	19,142	22,872	26,575	32,736	42,202	45,349	43,612	34,180	21,555

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,353	11,208	12,924	48,044	54,402	56,815	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,724	10,122	11,063	11,805	12,809	13,321	78,916	10,074	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52	$1.34	$1.05
Accumulation unit value at end of period	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76	$1.87	$1.59	$1.52	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	12,258	14,862	19,329	24,377	28,576	41,125	47,446	53,724	50,678	46,232

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15	$0.90
Accumulation unit value at end of period	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	47,968	56,802	64,096	72,598	82,749	118,591	136,167	142,660	110,681	74,984

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,746	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99	$0.92	$0.78
Accumulation unit value at end of period	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14	$1.12	$1.04	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	11,585	12,719	14,304	15,940	18,431	21,893	24,975	23,850	20,551	15,315

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05	$0.97	$0.81
Accumulation unit value at end of period	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24	$1.23	$1.08	$1.05	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	46,103	53,355	61,921	74,529	61,707	86,628	89,309	92,705	84,704	79,035

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10	$1.10	$1.10
Accumulation unit value at end of period	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20	$1.16	$1.12	$1.10	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	96,155	124,252	134,040	197,288	399,214	286,121	258,492	193,996	187,100	203,753

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28	$1.23	$1.19
Accumulation unit value at end of period	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40	$1.34	$1.30	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	214,369	232,229	282,705	638,984	610,707	599,680	511,100	332,677	221,377	188,939

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35	$1.15	$0.82
Accumulation unit value at end of period	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94	$1.81	$1.52	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166,205	206,688	256,449	508,061	530,216	560,416	585,144	408,559	255,776	134,486

 18  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16	$0.94	$0.68
Accumulation unit value at end of period	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81	$2.05	$1.54	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	38,627	46,641	56,730	80,593	111,551	89,546	89,672	75,520	22,549	8,256

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44	$1.32	$1.18
Accumulation unit value at end of period	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54	$1.44	$1.36	$1.44	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	62,204	73,158	88,623	195,536	201,728	204,316	169,931	130,135	82,347	51,936

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.55	$1.36	$1.28	$1.15	$0.81	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,198	22,116	24,711	27,889	31,527	41,917	48,099	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21	$1.09	$0.88
Accumulation unit value at end of period	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39	$1.37	$1.25	$1.21	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	82,188	91,967	111,083	137,350	147,297	218,538	251,768	262,154	242,254	177,150

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16	$1.14	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	46,830	49,398	56,452	229,076	128,653	116,516	109,316	29,477	1,052	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81	$0.69	$0.55
Accumulation unit value at end of period	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26	$1.12	$0.91	$0.81	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	26,232	32,942	39,494	48,442	55,412	75,421	80,961	77,787	51,446	23,614

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62	$0.57	$0.48
Accumulation unit value at end of period	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75	$0.73	$0.66	$0.62	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	88,846	104,494	124,302	147,034	180,650	283,769	326,108	323,849	191,140	192,314

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79	$0.75	$0.59
Accumulation unit value at end of period	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98	$0.96	$0.84	$0.79	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	160,002	186,291	218,715	257,537	301,682	383,078	450,207	263,828	130,790	69,981

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,443	70,116	86,635	378,240	310,527	204,077	121,798	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,548	20,933	26,527	32,788	41,006	32,112	59,299	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04	$0.85
Accumulation unit value at end of period	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,638	28,726	34,995	40,215	38,730	50,337	62,826	47,283	53,376	42,780

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,051	25,903	33,723	57,405	76,989	71,709	101,239	6,605	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84	$0.77	$0.61
Accumulation unit value at end of period	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04	$1.00	$0.87	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	57,241	65,653	77,987	91,208	100,420	127,010	139,008	154,949	144,039	103,587

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10	$1.00	—
Accumulation unit value at end of period	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33	$1.34	$1.14	$1.10	—
Number of accumulation units outstanding at end of period (000 omitted)	8,170	9,950	10,640	6,269	5,696	7,988	7,937	6,232	3,498	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53	$1.30	$0.89
Accumulation unit value at end of period	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68	$1.77	$1.60	$1.53	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	13,295	16,466	19,549	21,859	26,621	38,095	49,721	59,243	61,563	44,627

RIVERSOURCE VARIABLE ACCOUNT 10  ■  19

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21	$1.21	$1.20
Accumulation unit value at end of period	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31	$1.25	$1.22	$1.21	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	65,849	78,480	95,906	109,059	125,698	120,018	125,729	145,087	160,725	155,718

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,771	38,081	37,446	39,767	30,400	17,045	51,380	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,246	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,900	74,599	74,514	162,181	119,741	111,086	103,830	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135,683	162,922	192,769	269,589	398,515	294,643	244,121	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96	$0.92	$0.75
Accumulation unit value at end of period	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28	$1.15	$1.03	$0.96	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	23,385	28,379	37,384	48,395	58,690	78,090	92,368	107,380	122,387	119,334

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01	$0.82
Accumulation unit value at end of period	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	55,533	65,028	77,301	92,559	113,690	148,743	173,861	189,109	187,351	119,284

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41	$1.94	$1.41
Accumulation unit value at end of period	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61	$3.15	$2.82	$2.41	$1.94
Number of accumulation units outstanding at end of period (000 omitted)	15,673	20,066	27,026	35,956	44,234	56,323	67,426	72,759	73,206	67,863

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27	$0.93
Accumulation unit value at end of period	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	88,455	109,162	132,015	187,652	236,346	264,423	290,678	260,492	188,565	109,647

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97	$0.86	$0.61
Accumulation unit value at end of period	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57	$1.35	$1.15	$0.97	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	8,802	11,310	15,374	20,415	25,280	33,656	38,789	40,988	42,151	31,628

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06	$0.75
Accumulation unit value at end of period	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	24,321	30,682	36,566	43,314	53,513	66,434	74,339	70,878	66,935	31,322

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39	$1.83	$1.36
Accumulation unit value at end of period	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53	$3.23	$2.70	$2.39	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	31,720	36,714	42,372	50,767	62,873	93,100	128,540	139,618	120,456	87,330

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96	$1.59	$1.21
Accumulation unit value at end of period	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38	$2.45	$2.11	$1.96	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	22,727	28,384	34,971	42,025	52,033	66,946	78,886	78,073	59,293	43,978

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05	$0.85
Accumulation unit value at end of period	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	33,231	41,319	50,331	57,678	68,255	94,998	90,391	69,986	45,710	26,370

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07	$1.65	$1.30
Accumulation unit value at end of period	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73	$2.67	$2.31	$2.07	$1.65
Number of accumulation units outstanding at end of period (000 omitted)	42,578	52,628	64,121	78,043	97,291	139,637	163,687	174,918	115,616	83,015

 20  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68	$1.45	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63	$1.97	$1.76	$1.68	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	1,993	2,476	3,153	3,757	4,574	6,389	8,977	10,823	12,173	13,511

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98	$0.86	$0.67
Accumulation unit value at end of period	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14	$1.16	$1.04	$0.98	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	61,881	73,864	90,486	108,298	131,282	187,585	231,223	248,935	128,074	83,166

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,770	7,943	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,227	7,312	7,456	8,089	8,014	5,881	33,923	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,580	30,304	36,189	128,526	99,290	48,018	1,744	127	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69	$0.48
Accumulation unit value at end of period	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	16,565	19,212	21,966	21,730	19,001	21,716	25,440	31,926	14,454	7,882

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,151	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45,878	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15	$1.00	—
Accumulation unit value at end of period	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33	$1.37	$1.19	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	71,034	86,061	100,324	178,986	227,595	224,730	258,223	203,272	36,974	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,633	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,719	—	—	—	—	—	—	—	—	—

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48	$0.40	$0.30
Accumulation unit value at end of period	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73	$0.60	$0.54	$0.48	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	11,184	13,345	16,104	19,522	23,257	27,632	29,699	34,555	40,872	48,862

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36	$0.36	$0.25
Accumulation unit value at end of period	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52	$0.43	$0.40	$0.36	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	17,509	21,201	27,036	27,957	23,828	28,860	30,606	32,606	37,258	40,520

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,837	22,462	31,752	305,123	238,472	154,650	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	252	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70	$0.60	$0.45
Accumulation unit value at end of period	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71	$1.34	$0.92	$0.70	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	28,307	40,311	55,565	61,696	69,375	80,158	77,239	72,832	75,760	81,742

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,455	1,187	1,271	1,551	1,524	1,080	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64	$0.59	$0.48
Accumulation unit value at end of period	$0.86	$0.74	$0.74	$0.67	$0.48	$0.77	$0.70	$0.66	$0.64	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	39,849	47,281	57,389	67,421	63,755	80,158	100,533	117,493	108,239	91,666

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85	$0.81	$0.61
Accumulation unit value at end of period	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01	$0.99	$0.89	$0.85	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	20,047	25,583	25,934	28,887	32,039	42,261	51,188	62,995	77,406	74,690

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92	$0.68
Accumulation unit value at end of period	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	38,539	46,187	47,357	56,324	67,989	78,212	71,164	55,870	28,362	18,051

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,518	22,051	25,144	67,174	88,969	51,109	51,499	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,635	18,214	17,947	18,479	17,546	14,940	37,273	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,765	8,478	9,073	75,726	78,811	64,614	57,067	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16	$1.00	—
Accumulation unit value at end of period	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60	$1.52	$1.31	$1.16	—
Number of accumulation units outstanding at end of period (000 omitted)	21,566	26,339	29,183	31,543	36,705	48,173	51,514	33,811	11,540	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07	$1.00	—
Accumulation unit value at end of period	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26	$1.16	$1.09	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	194,916	225,204	265,863	519,119	569,070	536,032	339,587	150,945	22,945	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15	$1.00	—
Accumulation unit value at end of period	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40	$1.43	$1.26	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	13,918	16,342	19,999	23,658	27,205	34,265	34,462	18,592	7,652	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,811	69,382	75,522	218,702	228,912	161,214	154,199	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	863	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91	$0.78
Accumulation unit value at end of period	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	7,626	9,058	10,511	12,725	15,248	19,770	25,848	27,299	21,518	18,023

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8,813	11,088	13,460	16,372	20,502	29,411	34,316	37,980	40,598	38,012

 22  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.07	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.07	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,916	14,126	17,030	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53	$2.24	$1.51
Accumulation unit value at end of period	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47	$3.36	$2.80	$2.53	$2.24
Number of accumulation units outstanding at end of period (000 omitted)	4,560	6,206	8,319	10,284	12,388	16,842	20,156	22,799	26,803	26,590

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54	$2.13	$1.51
Accumulation unit value at end of period	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14	$3.32	$2.89	$2.54	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	5,377	7,101	9,979	12,740	16,209	23,692	28,765	31,916	32,334	31,927

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59,074	57,559	22,643	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213,296	258,558	287,015	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	72,377	82,435	92,837	302,524	171,393	147,400	161,490	91,038	2,274	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103,582	81,730	19,114	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217,500	212,474	171,495	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	377,699	318,883	150,412	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.10	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,322,146	1,448,513	1,625,658	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,988	181,157	85,099	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	837,813	998,828	1,122,490	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197,629	149,512	53,054	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	449,177	439,108	454,692	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28	$0.93
Accumulation unit value at end of period	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	31,851	39,424	48,893	149,191	156,845	148,793	126,637	127,559	90,541	67,609

RIVERSOURCE VARIABLE ACCOUNT 10  ■  23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,840	18,111	24,428	303,537	183,635	117,605	123,150	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36	$1.29	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	3,731	4,276	4,535	5,203	6,409	9,188	9,786	10,247	4,730	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38	$1.07	$0.72
Accumulation unit value at end of period	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62	$2.27	$1.67	$1.38	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	53,436	66,511	80,435	131,326	142,736	164,570	186,862	170,230	104,567	66,022

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60	$1.36	$0.96
Accumulation unit value at end of period	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98	$1.89	$1.77	$1.60	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	69,932	84,309	102,578	155,213	176,483	212,646	235,960	241,623	184,961	129,824

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02	$0.84
Accumulation unit value at end of period	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	10,621	12,268	15,176	19,120	25,423	37,314	40,046	43,629	41,656	30,948

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15	$1.00	—
Accumulation unit value at end of period	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83	$1.61	$1.32	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	13,374	16,786	20,616	113,414	12,645	16,521	19,055	15,273	4,245	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97	$0.72
Accumulation unit value at end of period	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16,305	21,795	16,904	19,019	22,799	30,772	36,471	41,049	43,145	38,865

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81	$0.58
Accumulation unit value at end of period	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	15,400	20,502	28,351	31,042	29,488	35,670	25,726	19,618	22,185	19,289

 24  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,954	2,365	2,971	3,313	1,964	1,519	6,467

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5,898	5,814	5,889	6,136	5,992	7,074	1,936

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	21,668	25,453	30,081	130,094	295,091	140,364	33,087

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,870	1,920	1,769	1,603	1,325	1,295	346

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,244	6,599	6,746	71,544	74,527	79,523	987

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,237	3,488	3,552	3,365	3,395	2,725	36,949

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14,115	14,358	12,846	12,296	10,333	11,609	3,143

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,275	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,709	7,342	8,118	9,918	2,682	3,274	829

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515	2,071	1,047	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	25,597	32,019	38,057	56,313	97,399	60,832	34,337

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,372	2,062	1,102	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	59,211	58,892	63,231	972,289	788,507	586,913	145,290

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,085	824	316	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	51,118	58,110	66,039	784,644	581,359	300,203	93,936

RIVERSOURCE VARIABLE ACCOUNT 10  ■  25

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,647	1,374	398	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34	$1.00
Accumulation unit value at end of period	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	15,793	17,567	19,363	96,670	170,447	72,075	18,150

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,533	865	406	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18,657	19,772	21,158	313,653	259,518	199,962	41,689

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.29	$1.16	$0.82	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.55	$1.36	$1.29	$1.16	$0.82	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	10,581	10,620	10,905	10,915	8,519	8,110	2,469

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,149	1,786	859	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	18,038	16,330	17,925	18,658	13,874	16,917	6,215

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,012	505	123	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07	$1.00
Accumulation unit value at end of period	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	15,227	14,836	15,925	425,767	209,056	151,929	49,975

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	356	349	138	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	3,480	3,977	4,182	4,460	3,440	3,482	1,285

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	310	401	75	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,914	3,901	4,320	4,123	3,524	4,502	1,470

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	80	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,497	1,867	1,258	1,264	1,237	1,353	461

 26  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	457	299	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.16	$0.96	$0.77	$1.28	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	23,250	26,127	29,159	626,487	391,002	205,091	48,403

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.13	$1.00	$0.73	$1.43	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	6,783	8,041	9,469	10,385	10,806	7,134	23,001

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	91	12	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,034	3,411	3,871	3,392	1,407	1,461	338

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	222	75	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	12,608	14,876	17,892	66,735	94,511	58,370	50,393

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	7,379	6,657	6,003	5,694	4,520	3,380	1,079

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	197	23	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,101	2,007	1,680	915	794	881	285

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	67	17	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,803	2,236	1,954	1,459	1,213	1,104	397

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	466	271	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20,952	18,934	22,090	19,314	18,319	9,945	2,091

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,807	1,305	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  27

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,763	10,196	8,793	8,768	6,606	4,051	23,928

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,088	2,417	2,788	3,106	3,075	2,094	733

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	633	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23,093	23,748	23,794	261,015	165,981	112,633	46,638

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10	$1.00
Accumulation unit value at end of period	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	46,775	50,040	52,513	180,001	379,751	246,455	94,738

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	36,939	41,822	44,384	199,837	248,092	127,339	36,125

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16	$1.00
Accumulation unit value at end of period	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	7,248	8,862	9,733	10,921	10,113	8,721	2,653

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12,218	12,544	12,512	13,465	13,508	15,015	6,443

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09	$1.00
Accumulation unit value at end of period	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	11,090	12,614	12,529	13,709	12,625	11,602	4,228

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	15,322	16,523	16,807	17,365	17,652	20,093	5,798

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,828	6,322	6,259	7,238	7,321	9,453	4,040

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,837	3,425	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09	$1.00
Accumulation unit value at end of period	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,559	3,626	3,184	3,258	3,220	2,213	16,983

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,018	10,765	11,342	238,183	191,749	79,002	607

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,217	—	—	—	—	—	—

 28  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,184	14,753	16,418	201,934	251,843	151,420	67,895

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,716	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.97	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	11,784	13,258	15,295	639,872	430,107	255,815	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.06	$1.05	$0.85	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	2,456	2,205	2,132	2,226	1,683	864	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.16	$1.04	$0.76	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,826	2,987	2,801	2,648	1,141	650	320

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	17,920	17,962	16,579	17,912	18,559	16,501	4,446

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29	$1.00
Accumulation unit value at end of period	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7,544	8,256	8,650	96,054	117,566	42,226	21,964

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,355	6,756	6,158	5,604	4,975	4,591	17,766

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,459	3,961	4,163	137,644	119,726	86,117	26,194

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,214	1,392	1,455	1,127	833	629	164

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	8,142	8,569	8,021	7,911	7,145	6,835	2,542

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	57,221	60,624	65,085	577,448	420,661	316,103	64,310

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	6,322	6,884	7,403	8,026	7,814	7,765	3,088

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.03	$0.92	$0.97	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,658	1,883	2,050	2,171	1,604	1,833	138

RIVERSOURCE VARIABLE ACCOUNT 10  ■  29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23,468	20,990	18,465	351,435	346,275	235,995	82,883

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	246	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288,564	249,264	79,955	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	569,607	673,876	709,794	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	363	370	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	92	64	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,140	163	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03	$1.00
Accumulation unit value at end of period	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18,165	18,865	19,071	489,118	159,105	125,450	53,228

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,025	924	276	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.22	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	817	665	199	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179,383	124,664	37,862	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	632,917	517,244	407,564	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	453	143	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,208	975	376	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	408	382	65	—	—	—	—

 30  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	894	695	369	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	206	67	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.20	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	261	175	52	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	147	87	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,710,156	1,372,850	543,150	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,811,596	3,866,447	4,048,660	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,155,594	1,004,346	382,806	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,256,097	2,609,307	2,821,858	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429,367	310,373	130,486	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,156,617	1,071,873	1,012,023	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,065	707	214	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	366	213	15	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	140	11	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	120	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	134	73	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	7,960	9,513	11,214	373,857	309,935	185,435	24,338

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	824	320	184	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	82	9	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296	219	138	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	9,484	11,367	12,854	634,379	315,690	173,483	64,829

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	752	563	230	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,530	1,610	922	738	671	780	107

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.02	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	67	39	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	21,094	24,125	26,504	187,502	120,530	56,104	23,903

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	18,923	21,342	22,943	153,936	123,418	77,217	9,756

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17	$1.00
Accumulation unit value at end of period	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	7,030	7,768	8,294	298,706	4,123	4,214	1,467

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,859	5,638	2,066	2,178	1,767	2,129	556

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15	$1.00
Accumulation unit value at end of period	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	6,577	7,143	8,077	7,416	5,757	5,179	1,212

 32  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,313	1,642	2,571	3,654	2,593	2,415	5,609	801	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97	$0.74
Accumulation unit value at end of period	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	23,312	28,840	33,656	41,871	53,105	74,246	84,552	91,924	75,935	54,358

AllianceBernstein VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31	$0.92
Accumulation unit value at end of period	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	38,807	49,799	63,534	93,058	122,930	135,634	127,479	94,909	44,705	24,114

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	267	93	2	—	—	—	—	—	—	—

American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92	$0.81	$0.66
Accumulation unit value at end of period	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49	$1.28	$1.03	$0.92	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	5,102	6,878	9,446	13,469	17,171	22,876	26,483	30,007	30,595	30,150

American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90	$0.73
Accumulation unit value at end of period	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	8,843	10,596	12,837	15,628	19,242	25,059	26,700	27,136	22,031	15,471

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,830	7,355	8,798	25,355	30,504	28,466	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,871	5,322	5,909	6,957	7,931	8,170	35,411	4,856	—	—

American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51	$1.33	$1.04
Accumulation unit value at end of period	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73	$1.84	$1.57	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	10,633	12,699	16,669	22,547	27,547	40,862	47,256	53,403	50,775	49,145

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14	$0.89
Accumulation unit value at end of period	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	31,529	36,454	41,940	48,731	56,747	81,683	93,343	95,710	71,318	50,607

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,226	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (05/01/2000)
Accumulation unit value at beginning of period	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98	$0.91	$0.77
Accumulation unit value at end of period	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12	$1.10	$1.02	$0.98	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	6,095	6,505	8,238	9,852	12,240	17,034	19,334	19,301	17,682	14,100

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96	$0.80
Accumulation unit value at end of period	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22	$1.21	$1.07	$1.04	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	33,359	39,535	45,791	55,353	51,095	74,966	74,221	77,525	74,540	73,310

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,172	825	694	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08	$1.09	$1.09
Accumulation unit value at end of period	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18	$1.14	$1.10	$1.08	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	61,799	82,185	92,405	140,419	290,095	247,870	211,744	147,452	148,915	178,580

RIVERSOURCE VARIABLE ACCOUNT 10  ■  33

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,013	3,544	836	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26	$1.22	$1.18
Accumulation unit value at end of period	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38	$1.32	$1.28	$1.26	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	156,667	174,738	214,494	447,493	430,993	408,270	351,043	257,273	190,125	176,013

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,392	844	229	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34	$1.14	$0.82
Accumulation unit value at end of period	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91	$1.79	$1.51	$1.34	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	99,992	126,113	156,962	307,581	329,220	363,274	383,460	278,737	181,318	99,776

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,839	1,102	414	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15	$0.94	$0.67
Accumulation unit value at end of period	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77	$2.02	$1.53	$1.15	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	22,279	27,455	33,567	47,289	61,879	50,491	51,867	44,244	16,315	6,501

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,020	1,190	353	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43	$1.31	$1.17
Accumulation unit value at end of period	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51	$1.42	$1.34	$1.43	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	48,278	56,664	68,524	137,253	142,773	141,675	123,834	102,876	72,702	54,100

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.53	$1.34	$1.27	$1.15	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,407	13,993	15,434	16,890	19,527	26,868	30,821	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,838	1,107	225	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20	$1.08	$0.87
Accumulation unit value at end of period	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37	$1.35	$1.23	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	64,192	73,576	89,489	111,734	125,862	186,775	221,767	237,711	236,566	197,358

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475	587	160	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16	$1.14	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	32,890	34,819	39,448	141,698	76,770	65,977	61,812	18,068	783	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	166	44	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80	$0.69	$0.54
Accumulation unit value at end of period	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24	$1.11	$0.90	$0.80	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	16,902	21,875	27,645	35,421	42,730	58,762	64,541	61,793	40,351	21,462

 34  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	553	92	23	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61	$0.57	$0.47
Accumulation unit value at end of period	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74	$0.72	$0.66	$0.61	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	51,318	60,544	72,817	90,930	116,110	186,447	216,237	212,229	135,373	147,485

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.26	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	40	9	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78	$0.75	$0.58
Accumulation unit value at end of period	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96	$0.94	$0.82	$0.78	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	84,369	100,737	120,427	147,939	180,807	242,876	290,744	144,230	94,730	45,599

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,603	889	432	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	956,051	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,586	39,805	50,453	214,161	176,791	113,001	66,352	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,260	12,277	16,307	20,723	26,849	22,702	32,712	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	91	19	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03	$0.85
Accumulation unit value at end of period	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	13,009	16,901	21,606	26,343	25,504	35,043	43,939	31,419	35,498	29,450

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	215	50	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,045	14,817	19,331	32,037	45,362	43,555	54,642	4,982	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77	$0.60
Accumulation unit value at end of period	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03	$0.99	$0.86	$0.84	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	40,265	46,053	55,090	65,626	73,795	92,416	104,302	122,070	117,372	91,398

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	52	32	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32	$1.34	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	4,932	6,465	6,063	3,736	2,900	4,152	4,707	3,594	2,030	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  35

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193	81	47	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52	$1.29	$0.88
Accumulation unit value at end of period	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65	$1.74	$1.58	$1.52	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	8,170	10,076	12,744	15,189	18,734	28,329	38,372	46,718	51,057	39,709

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,594	1,177	498	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20	$1.20	$1.19
Accumulation unit value at end of period	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29	$1.24	$1.20	$1.20	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	52,934	61,501	78,228	88,306	108,778	104,637	108,222	121,249	130,386	135,202

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,269	1,394	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,622	25,966	26,305	26,662	22,011	12,631	26,224	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,284	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	50,815	55,759	56,862	105,964	79,727	71,987	59,159	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84,137	102,175	120,336	167,696	237,020	166,815	127,364	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95	$0.91	$0.74
Accumulation unit value at end of period	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26	$1.14	$1.01	$0.95	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	19,404	23,702	32,463	43,167	55,844	75,513	89,221	108,101	127,378	125,390

Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00	$0.82
Accumulation unit value at end of period	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32,761	38,733	47,072	57,593	72,387	96,482	112,864	121,317	119,521	81,919

Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38	$1.93	$1.40
Accumulation unit value at end of period	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56	$3.11	$2.79	$2.38	$1.93
Number of accumulation units outstanding at end of period (000 omitted)	12,401	16,339	22,725	32,282	41,030	52,936	63,504	70,537	72,884	69,808

Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27	$0.93
Accumulation unit value at end of period	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	50,560	63,182	76,313	106,479	136,525	156,364	174,833	157,678	117,171	72,124

Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96	$0.86	$0.60
Accumulation unit value at end of period	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54	$1.33	$1.14	$0.96	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	7,128	9,288	14,044	19,097	24,686	32,307	37,262	40,363	43,553	34,462

Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05	$0.74
Accumulation unit value at end of period	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	16,360	20,346	24,715	29,954	37,943	48,192	52,627	48,642	42,672	21,405

 36  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37	$1.81	$1.35
Accumulation unit value at end of period	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49	$3.18	$2.66	$2.37	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	18,941	21,820	25,510	31,073	39,491	59,503	81,589	88,911	80,587	63,047

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58	$1.21
Accumulation unit value at end of period	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34	$2.42	$2.09	$1.94	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	14,443	18,246	22,799	28,730	36,256	46,935	55,078	55,521	44,541	34,639

FTVIPT Mutual Shares Securities Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04	$0.84
Accumulation unit value at end of period	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	22,778	27,767	33,994	39,361	47,292	65,658	63,662	50,166	33,241	21,294

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05	$1.64	$1.29
Accumulation unit value at end of period	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69	$2.63	$2.29	$2.05	$1.64
Number of accumulation units outstanding at end of period (000 omitted)	26,253	33,368	41,459	51,883	65,990	96,413	112,452	117,932	84,473	65,106

Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66	$1.44	$1.00
Accumulation unit value at end of period	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60	$1.94	$1.74	$1.66	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	1,617	2,042	3,152	3,988	5,064	7,429	9,981	12,490	14,537	16,300

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97	$0.85	$0.67
Accumulation unit value at end of period	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12	$1.15	$1.02	$0.97	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	38,124	45,869	57,775	70,758	87,685	126,734	160,736	168,697	108,140	80,350

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,566	4,289	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,583	4,633	4,675	5,414	5,240	3,964	15,226	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,045	20,480	24,477	76,801	53,711	23,729	1,198	107	—	—

Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69	$0.48
Accumulation unit value at end of period	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	8,097	9,279	10,745	11,446	8,853	10,072	12,094	14,960	8,076	5,212

Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,741	—	—	—	—	—	—	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,813	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32	$1.36	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	35,922	43,939	51,081	95,224	120,656	113,380	130,395	96,755	18,714	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,385	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,179	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Janus Aspen Series Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48	$0.40	$0.30
Accumulation unit value at end of period	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72	$0.59	$0.53	$0.48	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	5,538	6,760	9,504	12,181	15,191	18,083	20,670	24,803	30,043	36,658

Janus Aspen Series Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36	$0.36	$0.25
Accumulation unit value at end of period	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51	$0.42	$0.40	$0.36	$0.36
Number of accumulation units outstanding at end of period (000 omitted)	10,178	12,352	16,131	19,312	16,671	19,559	22,668	24,131	27,479	30,159

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,929	13,639	18,753	168,562	128,192	72,177	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70	$0.59	$0.45
Accumulation unit value at end of period	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68	$1.33	$0.91	$0.70	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	20,796	28,873	39,710	46,612	54,116	64,174	61,879	59,325	61,390	68,389

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.85	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,133	926	1,019	1,436	1,203	741	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63	$0.59	$0.48
Accumulation unit value at end of period	$0.84	$0.72	$0.73	$0.66	$0.48	$0.76	$0.69	$0.65	$0.63	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	26,339	29,974	35,505	44,235	44,360	58,819	73,300	84,506	78,223	74,564

MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84	$0.80	$0.61
Accumulation unit value at end of period	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99	$0.98	$0.88	$0.84	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	14,561	18,476	17,906	20,432	22,831	31,915	38,120	48,503	60,214	61,988

MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91	$0.68
Accumulation unit value at end of period	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	24,763	28,483	30,235	35,891	43,832	51,479	45,869	35,163	18,264	12,519

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,521	13,857	16,073	38,794	50,326	29,814	27,318	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,547	11,091	11,306	12,049	11,266	9,199	17,529	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,744	4,654	5,093	40,525	41,079	30,611	26,517	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191	137	12	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59	$1.51	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	14,055	16,697	18,638	21,263	24,950	32,187	34,962	20,721	6,121	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25	$1.15	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	136,644	159,925	193,872	350,910	395,298	360,480	226,000	94,657	11,924	—

 38  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	$1.00	—
Accumulation unit value at end of period	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39	$1.42	$1.25	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	8,534	9,937	12,889	15,634	18,861	23,107	22,606	12,037	4,085	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,223	49,462	49,921	127,629	131,661	82,318	76,067	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,076	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91	$0.77
Accumulation unit value at end of period	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	4,303	5,005	5,824	7,349	8,551	11,073	13,569	14,517	11,248	9,676

Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00	$0.78
Accumulation unit value at end of period	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5,772	7,324	8,590	10,504	13,381	18,697	21,524	23,458	24,819	24,880

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,461	9,245	11,503	—	—	—	—	—	—	—

Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50	$2.22	$1.50
Accumulation unit value at end of period	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41	$3.32	$2.76	$2.50	$2.22
Number of accumulation units outstanding at end of period (000 omitted)	4,108	5,376	7,434	9,775	11,919	16,534	20,055	22,867	27,132	27,838

Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51	$2.12	$1.50
Accumulation unit value at end of period	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08	$3.27	$2.85	$2.51	$2.12
Number of accumulation units outstanding at end of period (000 omitted)	4,999	6,239	8,717	12,094	15,600	23,616	28,313	32,580	33,905	34,897

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177,549	153,074	45,018	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87,969	109,521	123,203	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,851	479	120	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	162	101	15	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,542	739	310	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	48,160	54,821	63,669	192,220	113,444	88,734	95,224	51,906	1,504	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,263	833	244	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	836	553	149	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	211,589	152,207	39,107	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146,041	137,636	129,583	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	459	359	89	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.05	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,624	1,214	172	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	369	28	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,027	678	437	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	156	46	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.20	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	700	442	57	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	287	33	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,323,161	1,036,629	372,331	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756,580	839,441	951,448	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	671,792	586,675	199,756	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380,336	451,744	514,222	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	457,930	335,257	125,196	—	—	—	—	—	—	—

 40  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	314,235	323,133	335,424	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	906	442	140	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	618	230	26	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.22	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	51	6	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	193	10	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	447	224	132	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27	$0.93
Accumulation unit value at end of period	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	16,925	21,324	26,229	81,111	85,345	79,474	69,587	72,463	57,581	44,918

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	756	268	35	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123	59	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	445	380	103	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,221	9,394	12,490	163,841	98,708	55,721	57,963	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	588	340	45	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	2,101	2,436	2,760	3,165	3,807	5,203	5,724	5,777	2,540	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.02	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	172	74	—	—	—	—	—	—	—

Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37	$1.06	$0.72
Accumulation unit value at end of period	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58	$2.24	$1.65	$1.37	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	32,328	41,066	50,298	80,522	88,899	108,613	122,718	114,381	79,981	56,466

RIVERSOURCE VARIABLE ACCOUNT 10  ■  41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58	$1.35	$0.95
Accumulation unit value at end of period	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94	$1.86	$1.74	$1.58	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	43,824	54,608	67,604	100,879	117,299	145,262	164,257	169,886	140,320	108,046

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01	$0.84
Accumulation unit value at end of period	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	7,204	8,819	11,303	15,303	19,992	28,981	29,215	32,466	31,201	22,278

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15	$1.00	—
Accumulation unit value at end of period	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82	$1.60	$1.31	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	9,560	12,050	15,532	69,836	8,283	11,475	12,674	9,815	2,086	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97	$0.72
Accumulation unit value at end of period	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	10,721	13,842	9,802	11,212	13,585	18,131	21,391	25,313	25,983	24,999

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81	$0.58
Accumulation unit value at end of period	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	10,201	12,890	18,266	20,853	19,000	23,653	17,655	14,334	16,103	13,800

 42  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	378	500	609	425	664	2,023	333	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16	$1.06	$0.81
Accumulation unit value at end of period	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45	$1.40	$1.21	$1.16	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,991	4,844	5,815	7,705	10,045	14,240	18,481	20,739	16,610	9,284

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68	$1.36	$0.95
Accumulation unit value at end of period	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71	$2.59	$1.94	$1.68	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	8,028	9,932	12,904	19,906	29,486	32,186	31,867	25,568	11,679	5,621

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19	$1.05	$0.85
Accumulation unit value at end of period	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92	$1.64	$1.33	$1.19	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,211	2,794	3,276	3,810	5,162	6,589	7,826	7,538	4,969	2,812

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,069	1,093	1,356	5,341	7,412	9,862	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,320	1,442	1,610	1,815	2,188	2,203	12,931	2,015	—	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28	$1.13	$0.89
Accumulation unit value at end of period	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46	$1.56	$1.33	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	7,263	8,740	9,687	11,068	13,643	20,382	24,433	25,428	16,423	8,977

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11	$1.04	$0.88
Accumulation unit value at end of period	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28	$1.26	$1.17	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,338	1,430	1,553	1,706	1,873	2,380	3,270	3,186	2,458	1,272

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16	$1.07	$0.90
Accumulation unit value at end of period	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36	$1.35	$1.19	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,618	5,115	6,232	8,438	2,967	5,018	4,466	3,385	2,471	1,608

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9,286	10,407	13,198	23,076	51,260	39,420	37,806	22,067	19,507	13,022

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21	$1.16	$1.12	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	23,880	26,268	33,910	89,692	93,379	103,330	87,923	50,746	22,751	13,984

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36	$1.17	$0.83
Accumulation unit value at end of period	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94	$1.82	$1.53	$1.36	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18,169	22,186	27,619	59,080	64,717	69,629	75,610	47,282	24,579	8,342

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54	$1.25	$0.90
Accumulation unit value at end of period	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70	$2.70	$2.04	$1.54	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	3,741	4,202	4,807	7,245	11,453	9,394	9,829	8,412	1,983	492

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39	$1.28	$1.14
Accumulation unit value at end of period	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47	$1.38	$1.31	$1.39	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	7,311	8,322	10,119	24,423	26,925	31,193	26,716	18,771	8,568	3,885

RIVERSOURCE VARIABLE ACCOUNT 10  ■  43

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.52	$1.34	$1.27	$1.14	$0.80	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,557	3,953	4,843	5,923	6,783	10,284	12,074	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28	$1.16	$0.94
Accumulation unit value at end of period	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46	$1.44	$1.32	$1.28	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6,844	7,401	8,986	10,600	13,016	20,960	27,180	28,189	24,305	16,280

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15	$1.14	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	5,473	5,360	6,861	29,266	19,612	20,632	21,052	7,061	300	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26	$1.08	$0.85
Accumulation unit value at end of period	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94	$1.74	$1.42	$1.26	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,780	2,246	2,671	3,118	3,748	5,324	5,986	5,133	2,551	340

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99	$0.92	$0.77
Accumulation unit value at end of period	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19	$1.17	$1.06	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	4,822	5,957	7,579	9,725	12,689	20,603	24,725	23,296	7,403	5,647

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00	$0.95	$0.75
Accumulation unit value at end of period	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22	$1.20	$1.05	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	8,622	10,274	13,426	16,370	18,986	23,697	27,942	27,550	4,862	1,779

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,755	7,119	8,954	47,208	42,915	31,378	21,100	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,072	2,622	3,409	4,016	5,121	4,198	9,849	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15	$1.07	$0.88
Accumulation unit value at end of period	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40	$1.24	$1.26	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,050	1,366	1,677	2,137	2,135	2,984	4,676	5,505	5,961	4,649

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,080	2,719	3,568	6,370	9,682	9,445	15,321	622	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35	$1.30	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4,258	5,018	5,760	6,575	7,849	10,644	13,132	14,184	11,269	6,544

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31	$1.33	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	801	699	657	520	582	925	1,124	921	450	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46	$1.25	$0.85
Accumulation unit value at end of period	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59	$1.68	$1.52	$1.46	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,027	1,185	1,364	1,760	2,383	3,378	4,827	5,744	5,617	2,920

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04	$1.05	$1.04
Accumulation unit value at end of period	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13	$1.08	$1.05	$1.04	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,912	8,324	9,876	11,597	12,804	12,583	16,153	18,707	17,403	14,902

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,119	5,777	6,003	6,589	4,848	3,423	9,239	—	—	—

 44  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,306	9,353	8,826	20,977	18,362	19,211	18,826	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,958	19,991	23,331	32,815	53,546	45,072	40,094	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09	$1.04	$0.85
Accumulation unit value at end of period	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44	$1.30	$1.16	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,449	7,478	9,202	10,988	14,570	20,111	25,441	28,158	27,602	15,940

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52	$1.23	$0.90
Accumulation unit value at end of period	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25	$1.97	$1.77	$1.52	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13,281	16,089	19,376	28,494	38,797	44,787	53,339	46,944	30,787	15,111

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32	$1.17	$0.83
Accumulation unit value at end of period	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09	$1.80	$1.55	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,581	3,352	4,194	5,075	6,432	8,255	10,330	9,686	7,474	2,900

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77	$1.36	$1.01
Accumulation unit value at end of period	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86	$2.37	$1.99	$1.77	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	4,470	5,048	5,793	7,137	9,150	14,263	20,694	22,307	17,231	9,166

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47	$1.20	$0.92
Accumulation unit value at end of period	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77	$1.84	$1.59	$1.47	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,649	4,671	5,667	7,198	8,815	11,862	14,227	13,298	8,980	5,248

FTVIPT Mutual Shares Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23	$1.10	$0.89
Accumulation unit value at end of period	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62	$1.58	$1.35	$1.23	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,753	6,986	8,593	10,913	14,362	21,837	22,449	18,871	13,076	6,742

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51	$1.21	$0.95
Accumulation unit value at end of period	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98	$1.94	$1.69	$1.51	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,580	8,180	10,069	12,872	16,558	24,512	29,515	30,996	15,049	7,743

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17	$1.03	$0.80
Accumulation unit value at end of period	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35	$1.38	$1.24	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,395	6,563	8,681	11,037	13,564	20,871	27,339	30,636	9,922	2,742

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,020	1,155	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	843	789	912	956	923	753	5,096	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,584	2,863	3,166	14,695	14,785	8,000	503	2	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84	$0.81	$0.56
Accumulation unit value at end of period	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99	$0.93	$0.85	$0.84	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,876	2,296	2,504	2,935	2,808	2,913	3,543	4,728	1,650	851

RIVERSOURCE VARIABLE ACCOUNT 10  ■  45

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,164	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31	$1.36	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	12,690	15,566	19,642	32,587	43,694	51,531	60,771	53,896	12,916	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,152	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92	$0.92	$0.64
Accumulation unit value at end of period	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30	$1.08	$1.01	$0.92	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	249	332	450	384	367	507	505	468	467	428

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,944	2,218	3,203	38,560	33,658	25,246	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23	$1.05	$0.79
Accumulation unit value at end of period	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97	$2.34	$1.61	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	633	970	1,173	1,272	1,603	1,484	1,656	1,555	1,500	1,254

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.84	$0.60	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	311	307	364	497	443	225	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99	$0.92	$0.76
Accumulation unit value at end of period	$1.31	$1.14	$1.14	$1.03	$0.75	$1.20	$1.09	$1.03	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,964	2,867	3,412	4,222	4,927	5,932	8,628	8,658	5,399	2,971

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00	$0.96	$0.72
Accumulation unit value at end of period	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18	$1.17	$1.04	$1.00	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	1,742	1,875	1,975	2,166	2,718	3,692	5,363	6,257	6,311	5,191

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47	$1.14	$0.85
Accumulation unit value at end of period	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78	$2.20	$1.70	$1.47	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,606	4,150	4,253	5,019	6,021	7,678	8,231	6,871	3,380	1,670

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,249	3,764	4,422	10,214	14,095	9,916	8,886	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,693	1,749	2,148	2,776	2,519	6,372	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	546	638	833	9,498	10,873	10,350	9,305	—	—	—

 46  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59	$1.51	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	4,070	4,886	5,713	6,423	8,456	11,884	14,402	11,208	4,318	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07	$1.00	—
Accumulation unit value at end of period	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24	$1.15	$1.08	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	26,208	29,094	36,401	70,681	82,157	92,164	64,615	34,899	7,003	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15	$1.00	—
Accumulation unit value at end of period	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38	$1.42	$1.25	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	2,696	3,482	4,518	5,663	7,256	9,606	10,328	6,924	2,998	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,796	8,122	7,695	26,403	31,669	27,066	26,857	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00	$0.94	$0.81
Accumulation unit value at end of period	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12	$1.14	$1.12	$1.00	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,185	1,487	1,676	2,116	2,705	3,423	4,490	4,351	2,530	1,776

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26	$1.09	$0.86
Accumulation unit value at end of period	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90	$1.77	$1.40	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	950	1,199	1,420	1,819	2,476	3,409	3,961	4,252	4,043	4,165

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	347	446	574	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,855	5,318	2,096	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,496	27,553	34,056	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03	$1.00	—
Accumulation unit value at end of period	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12	$1.05	$1.05	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	8,690	9,442	12,533	40,367	23,321	26,608	31,048	20,279	653	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,504	8,652	2,295	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,179	19,636	20,656	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,075	27,954	12,697	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145,577	165,095	199,338	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,416	14,158	6,430	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,514	92,740	118,440	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,952	15,647	5,250	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51,433	52,813	58,788	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43	$1.21	$0.88
Accumulation unit value at end of period	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68	$1.79	$1.50	$1.43	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,689	4,645	6,022	20,099	23,170	23,547	19,283	20,683	11,379	7,181

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	966	1,360	2,193	38,320	25,636	18,675	20,639	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34	$1.28	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	366	389	441	522	766	1,469	1,490	1,493	840	—

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66	$1.28	$0.87
Accumulation unit value at end of period	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12	$2.71	$1.99	$1.66	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5,940	7,022	8,554	14,208	16,311	18,491	21,367	19,260	9,273	4,376

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41	$1.21	$0.85
Accumulation unit value at end of period	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73	$1.66	$1.56	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	10,445	12,712	15,507	23,568	28,344	36,469	42,372	41,455	26,304	13,657

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16	$1.07	$0.88
Accumulation unit value at end of period	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42	$1.33	$1.20	$1.16	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,554	1,870	2,083	2,739	3,917	4,549	5,289	5,233	3,858

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14	$1.00	—
Accumulation unit value at end of period	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81	$1.59	$1.31	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	2,144	2,535	3,118	15,466	3,851	5,245	6,006	4,632	1,316	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18	$1.01	$0.75
Accumulation unit value at end of period	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48	$1.40	$1.26	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,590	2,173	2,701	3,344	4,587	6,324	7,621	6,990	5,557

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06	$0.94	$0.67
Accumulation unit value at end of period	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52	$1.35	$1.11	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,791	2,077	2,621	2,879	3,050	3,223	2,943	2,596	2,735	1,772

 48  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	768	1,028	1,335	1,422	868	826	2,366

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,962	3,474	3,473	3,606	3,339	3,809	815

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,349	12,398	15,576	55,082	134,103	71,496	17,586

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,164	1,157	917	1,097	905	839	170

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,833	3,927	4,221	25,534	34,239	39,420	1,124

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,616	1,484	1,807	1,872	2,187	1,670	16,170

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,195	8,675	8,359	9,000	8,788	9,147	3,228

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	691	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	5,159	5,063	5,955	7,468	2,260	3,045	692

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,055	202	25	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15,607	22,516	27,422	40,034	78,386	66,258	30,300

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,947	74	9	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	41,230	41,410	46,358	442,738	396,544	332,535	82,281

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	619	15	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	23,548	27,856	32,441	313,086	252,046	139,948	47,849

RIVERSOURCE VARIABLE ACCOUNT 10  ■  49

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	484	7	2	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	7,513	9,013	10,790	37,952	71,157	31,794	8,077

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	540	3	3	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	13,497	15,817	16,568	143,161	130,420	111,551	23,263

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.28	$1.16	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.35	$1.28	$1.16	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6,403	6,444	6,905	6,860	5,532	5,720	2,032

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	798	14	7	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	11,620	11,121	12,241	12,921	10,347	11,949	4,619

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	882	24	17	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10,683	10,394	11,029	180,301	95,420	75,951	28,107

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2,542	2,968	3,475	3,620	3,288	3,183	1,483

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.16	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,338	2,470	3,012	2,841	2,743	3,731	1,229

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	2,295	1,582	1,062	1,185	914	1,147	275

 50  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	7	8	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	641,242	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,612	12,679	14,397	250,317	170,602	98,884	25,237

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.12	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,767	4,678	5,748	6,844	7,828	5,334	11,268

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,845	2,309	2,695	2,466	951	867	201

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	6	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,153	8,067	9,643	26,538	41,871	28,850	23,159

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	4,407	3,792	3,814	3,971	3,649	2,723	808

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,120	1,238	753	543	624	255

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	1	1	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,319	1,468	1,586	1,107	745	671	344

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,769	153	27	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,948	10,315	13,992	14,488	13,686	5,824	1,511

RIVERSOURCE VARIABLE ACCOUNT 10  ■  51

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	869	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	6,077	7,027	6,597	6,272	4,552	2,404	11,513

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,618	1,716	1,949	1,869	2,216	1,461	334

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16,282	18,777	17,997	118,218	85,447	67,726	27,120

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27,675	29,394	31,769	80,198	170,866	120,474	48,092

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	16,147	18,656	21,472	79,888	111,747	60,463	18,038

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,742	4,698	5,049	5,548	5,707	4,948	1,434

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	5,431	5,753	5,597	5,633	6,070	7,265	3,157

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,258	5,057	5,828	6,619	6,684	6,312	2,407

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,331	10,509	11,979	12,441	13,358	15,116	4,294

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,355	3,539	3,820	3,784	3,714	4,307	1,797

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,680	1,711	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,300	2,394	2,319	2,339	1,902	1,489	7,279

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,774	6,515	7,072	94,818	82,817	36,588	566

 52  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,396	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,137	7,166	8,232	81,027	107,604	68,660	32,553

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	983	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	4,256	5,118	6,484	250,167	182,177	115,892	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,632	1,354	1,342	1,238	929	534	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.15	$1.04	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,102	2,127	2,062	1,651	807	641	321

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24	$1.00
Accumulation unit value at end of period	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	10,095	10,346	9,996	10,420	10,996	10,760	2,967

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4,276	4,699	5,173	38,110	50,443	20,119	11,119

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,512	3,626	3,564	3,043	2,825	2,863	8,501

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,518	1,876	2,095	52,314	49,940	38,901	12,041

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	662	668	663	607	615	433	124

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4,490	4,735	4,933	5,430	5,426	5,428	2,158

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	43,699	48,110	52,025	270,231	222,194	182,029	37,454

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,035	4,137	4,833	5,411	5,373	5,501	2,177

RIVERSOURCE VARIABLE ACCOUNT 10  ■  53

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,205	1,186	1,308	1,236	1,705	113

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	16,929	14,599	13,843	143,534	158,174	117,365	42,994

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	224	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,278	9,262	4,608	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166,110	194,646	212,702	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	3	3	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	2	2	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	521	2	2	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11,600	12,795	12,681	214,008	81,236	68,621	29,756

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	394	6	2	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	204	2	1	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,545	19,166	9,779	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303,502	278,439	245,306	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	2	2	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	611	—	—	—	—	—	—

 54  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	4	4	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	14	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95	3	2	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	7	5	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	2	2	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112,004	87,051	57,790	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,536,120	1,602,861	1,685,221	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,473	51,157	33,804	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	751,540	850,053	918,448	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,975	38,847	21,323	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507,074	501,599	497,806	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	235	5	1	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	4	4	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	1	1	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	2	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,807	4,661	5,660	145,260	131,215	85,865	10,682

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	187	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	3	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	1	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3,763	4,460	5,128	244,849	135,010	80,555	31,988

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	7	2	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,061	832	889	792	682	661	84

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	—	—	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	11,330	12,955	14,811	75,441	53,867	29,049	11,710

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08	$1.00
Accumulation unit value at end of period	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	9,491	10,675	11,753	60,871	53,861	36,284	4,737

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3,014	3,409	3,739	122,714	2,444	2,285	776

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,173	4,080	1,135	1,197	1,080	959	327

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,925	4,337	5,102	4,669	3,444	3,245	854

 56  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15	$1.00
Accumulation unit value at end of period	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	809	922	1,049	1,057	587	365	1,142

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,519	1,717	1,850	2,039	1,592	1,556	507

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24	$1.00
Accumulation unit value at end of period	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8,409	10,020	11,867	40,250	87,244	38,356	8,397

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	408	274	306	239	150	158	111

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16	$1.00
Accumulation unit value at end of period	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,077	2,224	2,309	17,413	21,846	20,594	250

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	557	591	853	821	577	514	7,306

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,117	4,303	4,363	4,264	3,835	3,320	1,105

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,750	2,998	3,328	4,084	1,157	1,380	306

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163	231	564	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02	$1.00
Accumulation unit value at end of period	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,176	10,906	12,070	19,630	37,395	21,785	9,715

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	754	720	133	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	18,800	19,814	22,789	328,316	248,818	163,183	34,539

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	342	216	14	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,508	15,637	18,439	227,242	159,469	71,512	20,717

RIVERSOURCE VARIABLE ACCOUNT 10  ■  57

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	291	262	66	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	5,246	5,522	6,267	25,932	45,352	16,836	3,634

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.08	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	134	48	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,795	6,279	7,961	103,933	79,449	54,634	9,735

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.28	$1.15	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.34	$1.28	$1.15	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,171	2,784	3,432	2,847	2,027	1,780	588

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.13	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	307	226	39	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,322	5,135	6,185	5,553	2,850	3,380	1,111

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	318	652	97	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,369	4,947	5,172	132,844	59,935	38,612	11,996

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	43	16	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18	$1.00
Accumulation unit value at end of period	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,325	1,620	1,824	1,873	1,656	1,210	490

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	90	11	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	879	1,062	1,117	1,096	1,181	1,382	367

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	593	417	368	375	366	461	129

 58  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	60	30	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.15	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	6,801	7,920	9,404	185,351	110,062	51,553	11,519

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.07	$0.92	$1.11	$0.99	$0.73	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3,161	3,379	4,074	4,454	4,367	2,855	5,330

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	93	29	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	929	1,540	1,299	899	309	239	160

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	67	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,017	3,744	4,691	16,209	25,171	13,681	10,320

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,240	2,396	2,080	1,603	1,026	1,015	235

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.17	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	58	26	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	461	463	376	286	100	168	24

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	67	32	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	781	676	617	362	263	187	54

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	189	42	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,645	5,279	6,531	6,712	3,556	1,592	369

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	365	218	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  59

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	4,449	5,100	5,474	4,737	3,330	1,797	5,526

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,401	1,476	1,405	1,322	712	187

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10,750	9,888	9,427	85,892	52,812	32,564	11,485

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	16,893	19,196	20,266	55,492	108,730	62,826	21,709

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	10,305	11,982	13,369	55,298	70,935	30,848	8,140

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,595	1,884	1,988	1,887	1,417	577

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,691	3,952	3,862	3,724	3,060	2,707	1,034

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,178	3,786	3,986	3,930	3,508	3,160	896

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14	$1.00
Accumulation unit value at end of period	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	5,609	6,373	7,190	7,366	7,976	8,346	2,910

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,083	1,023	1,238	1,364	1,887	2,280	1,088

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,562	1,651	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	962	1,130	988	923	830	730	3,445

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,039	3,450	3,301	69,225	53,378	18,933	98

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	425	—	—	—	—	—	—

 60  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,976	4,635	4,681	59,457	70,085	36,823	14,779

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.96	$0.85	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	2,790	3,226	3,982	186,397	119,627	61,515	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.60	$1.02	$1.00	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	962	782	879	836	406	182	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10	$1.00
Accumulation unit value at end of period	$1.31	$1.14	$1.15	$1.03	$0.75	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,482	1,252	1,320	1,309	556	314	77

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	4,763	5,414	4,597	4,766	4,903	4,728	1,198

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	3,076	3,474	3,753	28,363	32,801	11,264	5,010

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,732	2,237	1,802	1,865	2,003	1,241	3,807

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17	$1.00
Accumulation unit value at end of period	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,263	1,289	1,411	38,615	32,229	20,665	5,540

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	473	543	527	473	442	467	131

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2,626	2,786	2,749	2,662	2,483	2,223	890

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	21,536	23,258	25,717	187,936	133,107	88,028	15,783

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,726	3,160	3,510	3,623	3,710	3,313	1,148

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.02	$0.91	$0.96	$0.85	$0.65	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	362	478	487	614	558	739	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  61

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	9,044	8,355	8,208	106,125	101,673	60,132	18,644

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,798	27,379	9,088	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109,832	142,959	168,024	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	56	32	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.19	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	7	7	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	79	61	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,553	5,537	6,274	157,675	48,593	33,414	12,575

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	181	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	62	16	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,352	25,356	11,374	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191,955	172,997	169,771	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	74	20	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.05	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	974	915	127	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	72	35	—	—	—	—	—

 62  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	8	7	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	92	12	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	117	102	13	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	76	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188,879	158,255	77,581	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029,788	1,147,869	1,296,870	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118,429	110,904	43,655	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428,503	553,318	640,890	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,877	48,500	25,835	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	368,244	376,142	404,992	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.07	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	159	95	44	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133	62	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	24	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	12	6	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	22	17	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  63

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,854	2,309	2,880	107,087	85,156	45,243	4,783

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	28	9	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	41	5	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	45	18	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12	$1.00
Accumulation unit value at end of period	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,764	2,094	2,609	182,362	88,037	42,507	14,138

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	86	20	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	293	322	235	179	95	225	61

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	44	44	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	5,891	6,758	7,421	52,684	32,472	14,103	5,176

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	5,244	5,910	6,752	42,795	34,099	19,102	2,525

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,820	1,958	2,182	91,809	1,394	1,157	403

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	2,194	2,727	711	701	883	413	120

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14	$1.00
Accumulation unit value at end of period	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,836	1,868	2,174	1,953	1,467	1,102	248

 64  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	46

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	102

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	15

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	23

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	30

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	100

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	37

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	15

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  65

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,497

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	63

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	178

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	14

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

 66  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	53

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  67

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	81

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	10

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	7

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	318

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	18

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	140

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	40

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 68  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	21

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	32

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	5

RIVERSOURCE VARIABLE ACCOUNT 10  ■  69

Variable account charges of 1.20% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	288	415	437	548	301	264	846	148	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16	$1.05	$0.81
Accumulation unit value at end of period	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43	$1.38	$1.20	$1.16	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,074	2,548	3,288	4,258	6,035	9,112	12,504	14,313	11,547	7,339

AllianceBernstein VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67	$1.35	$0.95
Accumulation unit value at end of period	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68	$2.57	$1.92	$1.67	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	3,734	4,866	6,458	9,981	15,720	18,897	19,979	16,470	7,898	3,918

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	660	250	11	—	—	—	—	—	—	—

American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18	$1.04	$0.85
Accumulation unit value at end of period	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90	$1.63	$1.32	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	987	1,335	1,679	2,015	2,795	3,680	4,188	3,768	2,448	1,128

American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	625	582	775	2,523	4,001	5,266	—	—	—	—

American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	915	992	992	1,098	1,338	1,445	6,545	1,015	—	—

American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27	$1.13	$0.89
Accumulation unit value at end of period	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45	$1.54	$1.32	$1.27	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	4,953	5,339	5,469	6,158	8,079	12,429	15,592	16,716	10,779	5,922

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	428	—	—	—	—	—	—	—	—	—

Calvert VP SRI Balanced Portfolio (02/13/2002)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11	$1.04	$0.88
Accumulation unit value at end of period	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26	$1.24	$1.16	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	583	649	737	858	1,073	1,711	2,144	2,283	1,690	769

Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15	$1.07	$0.90
Accumulation unit value at end of period	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35	$1.34	$1.18	$1.15	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,744	4,325	6,111	2,378	4,008	3,764	3,085	2,273	1,117

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,988	3,304	666	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
Accumulation unit value at end of period	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,990	5,730	7,758	14,861	39,094	33,791	33,401	18,979	15,014	12,047

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,512	3,728	428	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11	$1.07	$1.04
Accumulation unit value at end of period	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20	$1.15	$1.12	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18,482	20,159	26,396	58,421	63,728	68,622	60,502	37,023	19,654	12,452

 70  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,079	901	293	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35	$1.15	$0.83
Accumulation unit value at end of period	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91	$1.79	$1.51	$1.35	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	8,522	11,111	13,939	30,183	36,755	43,798	50,646	33,232	17,932	5,976

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,444	982	417	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53	$1.25	$0.90
Accumulation unit value at end of period	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65	$2.68	$2.02	$1.53	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	1,611	1,940	2,468	3,600	5,787	5,242	5,716	4,677	1,199	318

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,345	1,777	517	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38	$1.27	$1.14
Accumulation unit value at end of period	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46	$1.37	$1.30	$1.38	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5,077	5,792	7,371	16,121	18,675	22,272	19,781	15,541	8,857	4,839

Columbia Variable Portfolio – High Income Fund (Class 2) (04/28/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.50	$1.32	$1.26	$1.14	$0.80	$1.07	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,572	3,513	3,872	4,262	4,864	7,595	9,164	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,347	1,717	478	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27	$1.15	$0.93
Accumulation unit value at end of period	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44	$1.43	$1.31	$1.27	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5,671	6,355	7,802	9,680	11,973	19,687	25,271	27,474	25,456	15,576

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,881	1,504	171	—	—	—	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15	$1.13	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	4,217	4,518	5,416	17,730	11,540	12,716	13,255	4,187	271	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	522	263	53	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25	$1.08	$0.85
Accumulation unit value at end of period	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92	$1.73	$1.41	$1.25	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	885	1,090	1,443	1,829	2,197	3,162	3,800	3,647	2,172	496

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	347	100	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98	$0.92	$0.76
Accumulation unit value at end of period	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18	$1.16	$1.05	$0.98	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,239	2,709	3,547	4,530	6,110	10,992	13,741	13,519	4,079	2,868

RIVERSOURCE VARIABLE ACCOUNT 10  ■  71

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	49	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08	$1.03	$0.81
Accumulation unit value at end of period	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31	$1.29	$1.13	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,109	3,980	5,013	6,295	7,479	10,299	12,875	11,604	2,482	744

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,113	1,220	145	—	—	—	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,030	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,446	3,000	3,790	22,026	20,913	15,689	10,663	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (05/01/2006)
Accumulation unit value at beginning of period	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,302	1,688	1,766	2,195	2,857	2,426	5,251	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	117	32	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15	$1.06	$0.88
Accumulation unit value at end of period	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38	$1.23	$1.25	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	560	877	1,155	1,372	1,170	1,887	2,741	2,961	3,400	2,602

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	231	56	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,034	1,325	1,680	2,952	5,049	5,225	7,878	393	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10	$1.01	$0.80
Accumulation unit value at end of period	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34	$1.29	$1.13	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,590	3,038	3,421	4,568	5,854	8,187	9,874	10,825	9,241	5,428

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	270	204	40	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09	$1.00	—
Accumulation unit value at end of period	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30	$1.33	$1.13	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	665	477	561	429	584	789	734	632	499	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	170	22	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45	$1.24	$0.85
Accumulation unit value at end of period	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57	$1.66	$1.51	$1.45	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	452	705	880	971	1,315	2,098	3,358	3,917	3,802	2,139

 72  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	881	1,095	460	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04	$1.04	$1.04
Accumulation unit value at end of period	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11	$1.07	$1.04	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,553	7,651	9,727	11,135	13,972	12,745	15,464	16,802	16,700	13,079

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,268	2,125	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,125	2,408	2,563	2,966	2,963	1,728	4,962	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (05/01/2006)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,538	6,419	6,500	12,792	11,376	13,146	12,200	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,153	11,122	12,302	15,949	27,515	23,069	20,348	—	—	—

Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09	$1.04	$0.85
Accumulation unit value at end of period	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42	$1.28	$1.15	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,338	4,067	5,091	6,236	8,328	12,003	16,152	18,132	18,010	11,020

Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51	$1.23	$0.90
Accumulation unit value at end of period	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23	$1.95	$1.76	$1.51	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6,547	8,022	9,514	14,164	20,610	25,720	32,335	28,423	18,934	9,886

Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31	$1.17	$0.83
Accumulation unit value at end of period	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07	$1.79	$1.53	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,536	1,936	2,441	3,135	4,259	5,901	7,436	6,520	5,276	2,292

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76	$1.35	$1.01
Accumulation unit value at end of period	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84	$2.35	$1.97	$1.76	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,435	2,639	3,274	4,145	5,481	8,852	13,498	15,139	12,119	6,601

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46	$1.20	$0.92
Accumulation unit value at end of period	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75	$1.82	$1.57	$1.46	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2,057	2,496	2,911	3,457	4,647	7,056	8,954	8,682	5,338	3,257

FTVIPT Mutual Shares Securities Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22	$1.10	$0.89
Accumulation unit value at end of period	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60	$1.56	$1.34	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,107	3,633	4,727	5,705	8,193	12,837	13,922	11,400	7,311	3,856

Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50	$1.21	$0.95
Accumulation unit value at end of period	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96	$1.92	$1.68	$1.50	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	3,719	4,717	6,137	7,669	10,448	15,654	19,762	20,011	10,047	5,836

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17	$1.03	$0.80
Accumulation unit value at end of period	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33	$1.37	$1.23	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,613	3,289	4,364	5,508	7,207	11,550	15,324	16,269	6,220	2,770

RIVERSOURCE VARIABLE ACCOUNT 10  ■  73

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	429	539	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	383	387	587	665	456	2,466	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,079	1,233	1,536	7,083	7,389	4,140	267	5	—	—

Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83	$0.80	$0.56
Accumulation unit value at end of period	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98	$0.92	$0.84	$0.83	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	728	1,003	1,578	1,450	1,188	1,544	1,896	2,168	923	573

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,437	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15	$1.00	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30	$1.35	$1.18	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	5,740	7,423	9,203	15,447	21,701	27,381	32,887	26,831	6,418	—

Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	—	—	—	—	—	—	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	—	—	—	—	—	—	—	—	—

Janus Aspen Series Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91	$0.92	$0.63
Accumulation unit value at end of period	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29	$1.07	$1.01	$0.91	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	96	122	169	178	134	206	215	230	249	279

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,063	1,400	1,827	18,450	16,906	12,686	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Janus Aspen Series Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23	$1.05	$0.79
Accumulation unit value at end of period	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93	$2.32	$1.60	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	318	534	725	806	986	1,042	1,094	854	1,006	956

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	116	142	172	204	130	97	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99	$0.92	$0.76
Accumulation unit value at end of period	$1.28	$1.11	$1.12	$1.01	$0.74	$1.18	$1.08	$1.02	$0.99	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,187	1,322	1,440	2,149	2,427	3,135	4,033	4,710	3,047	2,246

MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00	$0.95	$0.72
Accumulation unit value at end of period	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17	$1.16	$1.04	$1.00	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,014	1,248	1,318	1,542	1,851	2,675	3,472	4,247	4,567	3,912

 74  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46	$1.14	$0.85
Accumulation unit value at end of period	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74	$2.18	$1.68	$1.46	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2,679	2,928	2,748	3,343	4,698	6,370	6,302	5,189	2,575	1,371

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,651	1,854	2,304	4,848	7,113	4,961	4,670	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,242	1,686	1,284	1,240	1,487	1,490	3,111	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	287	320	4,088	5,048	4,922	4,471	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	115	81	17	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15	$1.00	—
Accumulation unit value at end of period	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58	$1.50	$1.30	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	2,440	2,763	2,966	3,414	4,437	6,986	8,796	5,927	2,391	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23	$1.14	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	17,582	20,765	25,920	45,739	58,677	62,902	46,387	23,303	4,223	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15	$1.00	—
Accumulation unit value at end of period	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37	$1.41	$1.24	$1.15	—
Number of accumulation units outstanding at end of period (000 omitted)	1,506	1,679	2,099	2,510	3,184	4,773	5,725	3,700	1,477	—

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,642	8,325	7,492	15,667	18,406	14,755	14,860	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	—	—	—	—	—	—	—	—	—

Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00	$0.94	$0.80
Accumulation unit value at end of period	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11	$1.13	$1.11	$1.00	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	433	508	683	936	1,192	1,630	2,416	2,388	1,649	1,108

Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25	$1.09	$0.86
Accumulation unit value at end of period	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87	$1.75	$1.39	$1.25	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	444	703	801	1,046	1,497	2,184	2,660	3,019	2,995	2,797

Putnam VT Multi-Cap Growth Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.06	$1.13	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.06	$1.13	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	136	189	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	95,228	88,245	18,111	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,386	7,382	11,130	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  75

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,384	857	109	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	154	67	14	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,762	1,438	237	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11	$1.04	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	6,547	7,560	9,304	25,536	17,319	17,958	20,730	13,014	516	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,201	943	200	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	818	446	44	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	160,513	106,320	31,375	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,739	19,708	20,762	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	723	479	118	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,672	2,080	490	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	741	433	97	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,006	184	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	225	87	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	528	429	39	—	—	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	565	344	85	—	—	—	—	—	—	—

 76  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	983,581	803,653	267,638	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,495	76,905	95,000	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	416,636	380,432	98,233	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,325	28,510	43,525	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315,033	235,332	82,795	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,768	33,844	38,588	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,004	667	155	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	632	401	10	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	91	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.27	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	178	96	18	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	165	74	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42	$1.20	$0.88
Accumulation unit value at end of period	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66	$1.77	$1.49	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,725	2,181	2,661	9,298	11,506	12,216	10,437	11,559	7,783	5,093

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	637	565	159	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376	230	6	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	354	310	38	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  77

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	547	742	1,020	17,879	12,896	9,646	10,682	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	544	381	67	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12	$1.00	—
Accumulation unit value at end of period	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33	$1.27	$1.11	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	218	282	347	389	614	980	1,141	1,193	732	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	395	320	163	—	—	—	—	—	—	—

Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65	$1.28	$0.87
Accumulation unit value at end of period	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08	$2.68	$1.98	$1.65	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,671	3,403	4,188	7,020	8,509	10,565	12,918	11,470	5,817	2,667

Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40	$1.20	$0.85
Accumulation unit value at end of period	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71	$1.64	$1.54	$1.40	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4,290	5,535	7,116	11,266	14,444	19,504	23,503	23,080	15,408	8,442

Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15	$1.06	$0.88
Accumulation unit value at end of period	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40	$1.32	$1.19	$1.15	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	523	603	776	1,012	1,711	1,996	2,159	2,480	2,738	2,182

Wells Fargo Advantage VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14	$1.00	—
Accumulation unit value at end of period	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80	$1.59	$1.31	$1.14	—
Number of accumulation units outstanding at end of period (000 omitted)	1,221	1,411	1,780	8,152	2,508	3,470	4,047	3,150	728	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18	$1.01	$0.75
Accumulation unit value at end of period	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47	$1.39	$1.25	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,295	1,577	941	1,067	1,472	2,414	3,081	3,829	3,698	3,344

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05	$0.94	$0.67
Accumulation unit value at end of period	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51	$1.34	$1.10	$1.05	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,006	1,106	1,331	1,388	1,360	1,799	1,527	1,557	1,643	1,441

 78  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	48	56	84	38	42	66	—	—	—

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	247	277	181	220	213	268	73	—	—	—

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	911	1,158	1,366	2,588	5,358	3,278	875	—	—	—

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	17	20	9	12	15	12	—	—	—

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	323	327	359	844	1,325	1,557	76	—	—	—

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	96	90	96	60	54	508	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,133	1,106	984	753	477	423	118	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61	$1.49	$1.26
Accumulation unit value at end of period	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88	$1.87	$1.66	$1.61	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	31,868	35,492	41,584	50,261	63,701	91,481	134,037	183,540	209,599	229,325

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	912	953	983	874	134	177	42	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21	$1.22	$1.23
Accumulation unit value at end of period	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31	$1.27	$1.23	$1.21	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	25,726	33,543	17,657	26,429	52,399	53,380	58,183	42,071	53,578	79,090

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,019	4,601	4,655	7,805	12,817	6,443	2,340	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40	$1.36	$1.31
Accumulation unit value at end of period	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51	$1.45	$1.41	$1.40	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	39,761	43,797	52,791	62,551	74,132	94,011	125,947	161,182	183,879	225,391

RIVERSOURCE VARIABLE ACCOUNT 10  ■  79

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,269	3,034	3,814	21,366	18,072	15,662	3,649	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.49	$1.59	$1.38	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.49	$1.59	$1.38	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,172	51,706	62,741	77,782	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,176	2,480	2,761	11,781	9,201	5,950	2,080	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	8	2	—	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.67	$2.14	$1.81	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.99	$1.67	$2.14	$1.81	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,559	31,273	39,511	47,142	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00	—	—	—
Accumulation unit value at end of period	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83	$1.34	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	662	686	847	1,478	2,146	1,134	297	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55	$1.43	$1.28
Accumulation unit value at end of period	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63	$1.54	$1.46	$1.55	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	11,594	13,207	15,395	18,436	24,387	29,881	43,931	63,122	69,347	70,976

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,175	1,327	1,441	7,312	6,376	5,574	1,823	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.27	$1.15	$0.81	$1.09	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.51	$1.33	$1.27	$1.15	$0.81	$1.09	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	501	509	520	504	321	388	166	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	28	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36	$1.23	$1.00
Accumulation unit value at end of period	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53	$1.52	$1.39	$1.36	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20,820	23,616	27,791	34,092	42,231	64,660	107,467	157,929	198,705	211,533

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	822	741	732	714	778	163	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	23	—	—	—	—	—	—	—	—

 80  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	750	713	895	7,104	3,302	2,730	1,216	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09	$0.94	$0.75
Accumulation unit value at end of period	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68	$1.51	$1.23	$1.09	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	26,997	33,208	41,245	51,869	68,928	101,902	154,153	186,228	183,739	169,533

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	273	313	271	145	164	97	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	250	311	255	110	192	64	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28	$1.23	$0.96
Accumulation unit value at end of period	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56	$1.53	$1.35	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	79,845	91,927	109,733	134,225	171,961	243,359	364,571	136,706	151,774	158,775

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	251	209	162	160	123	116	17	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,075	1,215	1,359	8,903	5,685	3,534	1,110	—	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	$1.11	$0.98	$0.72	$1.42	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	462	469	557	523	415	517	474	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.06	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	14	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,576	27,721	31,578	36,757	43,647	58,005	84,783	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	118	127	95	46	47	28	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  81

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	403	460	951	1,356	1,081	810	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	406	438	441	294	214	205	12	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.20	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.17	$1.20	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	81	89	53	5	4	3	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	59	82	83	22	46	24	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,516	1,823	2,648	2,470	1,011	451	45	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	41	—	—	—	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	498	583	663	769	609	510	738	—	—	—

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36	$1.18	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	236	280	311	312	230	123	66	—	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	—	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,779	2,005	1,589	5,344	4,095	3,491	1,613	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,960	2,966	3,081	4,468	6,247	4,856	1,983	—	—	—

 82  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,733	1,819	2,025	3,636	4,270	2,609	824	—	—	—

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	301	320	390	449	372	336	120	—	—	—

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	557	568	694	600	374	322	108	—	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05	$1.09	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	295	341	328	274	319	119	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17	$1.15	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	855	946	1,026	936	862	939	403	—	—	—

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	351	304	348	278	233	489	186	—	—	—

Invesco V.I. Core Equity Fund, Series I Shares (03/05/1996)
Accumulation unit value at beginning of period	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65	$1.53	$1.25
Accumulation unit value at end of period	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11	$1.98	$1.72	$1.65	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	41,628	49,041	58,751	72,541	92,625	128,470	199,591	281,112	351,566	385,662

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	92	68	—	—	—	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	97	39	42	21	34	203	—	—	—

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	319	368	3,232	2,467	1,191	21	—	—	—

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	88	—	—	—	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	614	703	826	3,240	3,645	2,734	1,254	—	—	—

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	—	—	—	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	320	359	477	8,361	5,624	3,686	—	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  83

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.04	$0.84	$0.59	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	47	46	51	16	5	—	—	—	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	320	308	341	166	147	60	—	—	—

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	486	531	519	499	436	440	101	—	—	—

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	356	436	1,306	1,624	799	494	—	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	205	188	206	163	210	295	—	—	—

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	91	109	1,622	1,455	1,246	432	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	118	128	113	71	70	31	13	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	838	847	807	631	521	383	108	—	—	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,703	4,013	4,615	13,258	11,659	10,327	3,211	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	352	430	378	262	374	133	—	—	—

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.90	$0.95	$0.84	$0.64	$1.12	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	126	183	120	74	45	—	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,306	2,096	1,585	5,695	5,995	4,401	1,767	—	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Putnam VT Multi-Cap Growth Fund – Class IA Shares (03/05/1996)
Accumulation unit value at beginning of period	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27	$1.16	$0.89
Accumulation unit value at end of period	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56	$1.49	$1.38	$1.27	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	34,299	39,973	47,515	57,178	71,705	97,679	149,236	206,197	265,044	324,631

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,512	1,375	203	—	—	—	—	—	—	—

 84  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,233	4,638	4,914	—	—	—	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,029	1,099	1,299	9,808	3,985	3,202	1,572	—	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	4	—	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,741	3,692	1,762	—	—	—	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,722	19,589	23,879	—	—	—	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	7	—	—	—	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	34	—	—	—	—	—	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.20	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	6	2	—	—	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  85

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,675	14,804	7,564	—	—	—	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,536	45,364	50,299	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,743	7,528	3,727	—	—	—	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,791	22,032	24,539	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,326	6,257	1,853	—	—	—	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.08	$1.07	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22,396	24,570	26,919	—	—	—	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.26	$1.29	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—	—	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230	322	442	4,674	3,930	2,808	336	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—	—	—	—	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

 86  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	218	345	7,802	4,317	2,683	1,144	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	4	—	—	—	—	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00	—	—	—
Accumulation unit value at end of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	74	61	32	32	20	2	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42	$1.24	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	782	886	2,664	1,819	1,115	495	—	—	—

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	881	928	987	2,463	2,064	1,447	279	—	—	—

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33	$1.17	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	219	250	4,686	97	111	62	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	226	291	83	61	40	29	7	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	313	351	260	183	186	65	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  87

Variable account charges of 1.30% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	214	293	443	419	280	300	564

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	480	431	492	733	800	801	293

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,914	4,688	5,887	17,833	45,368	24,195	5,843

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09	$1.00
Accumulation unit value at end of period	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	630	485	344	242	206	102	23

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,168	1,278	1,384	6,247	11,348	12,685	267

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	312	337	421	482	466	414	4,125

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	3,226	2,947	2,972	3,160	2,591	2,786	903

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	295	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	1,982	2,107	2,324	2,917	622	930	225

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	811	166	397	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,834	4,783	8,312	14,792	30,883	25,294	9,800

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.07	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,315	671	239	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12,205	12,964	15,943	167,503	147,502	119,779	26,100

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	88	12	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,495	7,829	9,754	98,890	78,564	42,436	14,023

 88  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	788	256	111	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34	$1.00
Accumulation unit value at end of period	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,151	2,465	3,314	10,719	21,216	9,418	2,130

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	133	119	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05	$1.00
Accumulation unit value at end of period	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,691	5,320	6,376	53,805	47,521	39,217	7,409

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.33	$1.26	$1.14	$0.81	$1.09	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,304	2,152	2,199	2,059	1,829	1,757	576

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,312	219	41	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,491	3,685	4,147	4,227	2,938	3,520	1,205

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	426	105	26	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,545	3,834	4,656	62,856	31,638	24,436	8,700

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	197	165	84	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17	$1.00
Accumulation unit value at end of period	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	781	1,050	1,317	1,358	1,342	1,247	266

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	45	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	357	332	442	473	586	868	220

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	1	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	423	340	256	304	444	536	207

RIVERSOURCE VARIABLE ACCOUNT 10  ■  89

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	471	294	154	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238,831	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.09	$1.14	$0.95	$0.76	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	3,335	4,130	5,333	81,378	54,827	31,528	7,437

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.06	$0.91	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,472	1,680	2,130	2,414	2,757	2,052	3,503

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	60	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	335	469	651	529	153	191	44

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	62	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,798	2,073	2,723	6,758	12,410	8,621	6,289

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,317	1,085	1,006	911	1,062	1,259	361

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	65	—	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	354	337	384	274	159	73	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.15	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	21	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10	$1.00
Accumulation unit value at end of period	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	444	404	366	285	123	147	51

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	187	66	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,567	5,602	6,485	6,519	5,026	2,324	623

 90  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,556	296	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01	$1.00
Accumulation unit value at end of period	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,201	2,577	2,791	2,321	1,653	1,007	3,433

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	325	458	646	764	826	586	205

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	562	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7,197	8,341	8,780	44,355	33,621	26,240	10,136

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10	$1.00
Accumulation unit value at end of period	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10,025	10,542	11,951	26,262	55,331	38,145	14,254

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,805	5,555	6,949	23,688	36,142	18,414	5,441

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	859	1,077	1,365	1,556	1,670	1,294	483

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21	$1.00
Accumulation unit value at end of period	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,659	2,525	2,730	2,586	2,319	2,457	1,107

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,505	1,730	1,829	1,834	2,047	2,059	1,064

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	3,381	4,076	4,866	5,084	5,780	6,302	2,030

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	601	487	575	698	825	1,284	665

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	573	439	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	498	508	571	583	577	362	1,832

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,386	1,632	2,081	29,799	26,041	11,042	102

RIVERSOURCE VARIABLE ACCOUNT 10  ■  91

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	213	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,098	2,455	2,823	26,277	34,546	21,804	9,512

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	367	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,713	2,336	80,099	57,559	35,017	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.04	$1.03	$0.84	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	444	337	376	292	292	125	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.14	$1.03	$0.75	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	526	500	777	698	479	325	80

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,682	3,758	3,729	4,001	3,917	3,235	1,005

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,093	2,262	11,746	15,705	6,278	3,387

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08	$1.00
Accumulation unit value at end of period	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,061	1,364	1,265	1,329	1,340	1,013	2,328

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	536	538	552	15,761	15,089	11,632	3,205

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	125	131	209	165	155	142	29

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,487	1,548	1,898	1,750	1,612	1,649	663

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08	$1.00
Accumulation unit value at end of period	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	17,181	20,543	24,561	104,395	90,372	69,486	12,934

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,572	1,536	1,853	1,891	1,925	2,045	715

 92  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.00	$0.90	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	459	506	543	623	441	420	98

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,952	6,150	6,043	48,834	54,964	38,718	12,825

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,659	7,924	2,155	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,894	39,654	44,198	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	595	38	24	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	33	40	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	748	176	117	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,536	6,489	7,441	79,690	30,533	23,879	9,303

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	533	119	36	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	387	99	9	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,267	23,540	9,822	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100,316	98,218	111,907	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.94	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	56	18	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	759	232	55	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  93

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	27	42	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	67	16	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	171	12	41	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	275	114	14	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	84	3	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	125,044	89,953	39,307	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404,133	467,312	551,507	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,799	42,475	20,188	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123,092	158,719	191,048	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57,701	40,844	16,388	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	193,942	209,263	234,736	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.07	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	153	56	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.20	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	97	3	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	56	2	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	13	51	—	—	—	—

 94  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	81	8	4	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	880	1,083	1,348	44,669	40,609	26,141	2,786

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	21	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.01	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	18	1	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.11	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	135	68	53	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,033	1,276	1,523	76,995	42,822	24,777	8,957

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	48	6	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	171	180	165	158	145	181	32

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	38	41	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,922	3,546	4,286	22,622	16,160	9,249	3,490

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,492	2,943	3,589	18,458	16,958	11,392	1,995

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17	$1.00
Accumulation unit value at end of period	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,163	1,409	1,555	42,775	1,018	830	382

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,090	1,313	354	325	296	211	37

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	969	1,008	1,248	1,279	1,063	968	178

RIVERSOURCE VARIABLE ACCOUNT 10  ■  95

Variable account charges of 1.35% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	79	42	2

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	327	255	127

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	57	69	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	306	1,336	340

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	903	707	306

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	136	287	38

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	177	110	33

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	241	301	97

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	216	263	122

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	262	294	121

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	269	155	59

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	25	10

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	45	40	38

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	64	10	13

 96  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	233	483	27

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,866	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	42	37	5

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	19	17	6

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	10	2	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	94	240	66

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	17	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	59	55	3

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	587	713	147

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	648	520	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	391	337	51

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	299	348	58

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	99	78	20

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	135	99	15

RIVERSOURCE VARIABLE ACCOUNT 10  ■  97

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	34	36	11

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	175	137	21

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	54	41	5

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	239	227	166

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	45	81	18

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	441	482	194

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,197	1,022	302

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	392	239	54

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	60	24	7

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	390	359	187

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	59	76	28

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	127	122	8

 98  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	14,119	11,499	3,209

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	23	123	31

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,135	969	100

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	113	237	52

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	173	167	30

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	33	23	12

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	121	81	11

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	54	58	10

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	30,878	28,107	8,015

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,398	9,272	1,891

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,190	14,556	4,109

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	207	241	49

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	101	28	3

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	8	6

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7	8	1

RIVERSOURCE VARIABLE ACCOUNT 10  ■  99

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	17	21

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	84	4

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	23	123	38

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	33	22	3

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	91	149	8

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	175	132	11

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	33	12	2

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	57	56	6

 100  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	24	10	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	154	49	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	149	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	177	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	234	219	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	511	46	7

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	165	26	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	217	131	65

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	225	86	17

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	364	14	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	288	93	6

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	185	49	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	42	23	1

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	112	24	13

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  101

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	191	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24,797	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.22	$1.00
Accumulation unit value at end of period	$1.17	$1.01	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	98	56	34

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	49	7	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	33	9	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	335	1	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	43	9	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	60	27	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	6	6

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	454	148	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	80	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	341	164	80

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	128	20	15

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	19	18	9

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	39	30	—

 102  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	9	9

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	215	69	2

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	35	32	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	9	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	59	46	1

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	43	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	184	57	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	124	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,222	1,906	387

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	24	11

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	291	25	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	209	89	54

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	107	63	40

RIVERSOURCE VARIABLE ACCOUNT 10  ■  103

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	12,192	4,424	673

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	42	11	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	176	43	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	32	5

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	130	35	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	122	1	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	72	35	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	166	39	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	45,726	22,126	6,259

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	13,969	11,746	3,622

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19,211	9,784	2,470

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	174	75	10

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	150	15	9

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	13	—

 104  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	49	15	9

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	108	11	11

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	27	4	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	48	22	20

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	52	24	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	21	11	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  105

Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

AllianceBernstein VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15	$1.00
Accumulation unit value at end of period	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	12	100	117	215	114	83	43

AllianceBernstein VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	185	157	138	212	193	302	65

AllianceBernstein VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24	$1.00
Accumulation unit value at end of period	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	803	1,110	1,489	2,691	7,868	5,603	1,561

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09	$1.00
Accumulation unit value at end of period	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	204	65	21	25	50	38	4

American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	294	370	358	730	2,024	2,413	40

American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	89	78	181	47	127	152	530

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16	$1.00
Accumulation unit value at end of period	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	914	1,036	1,001	881	939	802	213

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13	$1.00
Accumulation unit value at end of period	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	518	547	809	907	375	619	350

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.99	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	101	—	—	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02	$1.00
Accumulation unit value at end of period	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,268	4,106	5,325	11,291	21,135	15,777	7,385

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.06	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	538	322	30	—	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,731	6,538	7,525	31,929	31,170	28,774	5,708

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.13	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	137	59	31	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12	$1.00
Accumulation unit value at end of period	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,805	2,178	2,845	12,785	12,673	9,098	3,489

 106  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$1.22	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.95	$1.22	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	94	53	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34	$1.00
Accumulation unit value at end of period	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	546	649	760	1,330	2,601	1,669	340

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.07	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	80	23	—	—	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05	$1.00
Accumulation unit value at end of period	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,641	2,021	2,598	9,993	9,621	9,331	1,982

Columbia Variable Portfolio – High Income Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.32	$1.26	$1.14	$0.80	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,073	1,088	1,127	1,227	1,097	885	286

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.12	$1.08	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	343	122	52	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,563	1,554	1,702	1,816	1,461	1,856	514

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.12	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	120	29	—	—	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,299	1,249	1,525	8,735	4,855	4,738	1,866

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.03	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	35	12	—	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17	$1.00
Accumulation unit value at end of period	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	250	229	219	250	182	260	100

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.15	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	189	159	196	245	206	237	69

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.25	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	9	—	—	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	40	73	68	89	86	136	38

RIVERSOURCE VARIABLE ACCOUNT 10  ■  107

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	605	129	30	—	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,776	—	—	—	—	—	—

Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09	$1.00
Accumulation unit value at end of period	$1.20	$1.08	$1.13	$0.94	$0.75	$1.26	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	829	1,189	1,476	9,757	8,302	5,811	1,493

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (06/26/2006)
Accumulation unit value at beginning of period	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20	$1.00
Accumulation unit value at end of period	$1.05	$0.90	$1.10	$0.98	$0.72	$1.42	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	247	399	496	668	887	819	748

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	7	1	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05	$1.00
Accumulation unit value at end of period	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	91	83	156	178	81	89	16

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.26	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.26	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	12	13	—	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	320	426	538	929	1,749	1,681	1,085

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	502	397	470	728	476	499	10

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.16	$1.20	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	17	14	—	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	85	72	53	17	23	41	15

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.14	$1.27	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09	$1.00
Accumulation unit value at end of period	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	81	71	70	90	22	19	5

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	202	144	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,166	4,378	4,382	4,922	2,703	1,689	130

 108  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	177	95	—	—	—	—	—

Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01	$1.00
Accumulation unit value at end of period	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	800	950	1,182	1,097	883	655	700

Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18	$1.00
Accumulation unit value at end of period	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	304	368	444	454	317	164	35

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—

Eaton Vance VT Floating-Rate Income Fund (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	3,372	3,788	4,453	8,753	8,356	9,232	4,655

Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09	$1.00
Accumulation unit value at end of period	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,690	2,701	3,123	4,857	9,818	8,451	3,216

Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,110	1,256	1,724	3,813	6,011	4,186	1,152

Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16	$1.00
Accumulation unit value at end of period	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	292	461	655	683	624	609	234

FTVIPT Franklin Global Real Estate Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20	$1.00
Accumulation unit value at end of period	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	371	395	588	593	433	489	414

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09	$1.00
Accumulation unit value at end of period	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	401	462	700	717	685	602	232

FTVIPT Mutual Shares Securities Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	902	1,011	1,148	1,338	1,691	1,979	485

Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	232	143	356	224	335	494	196

Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	250	103	—	—	—	—	—

Invesco V.I. Global Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08	$1.00
Accumulation unit value at end of period	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	108	124	120	166	138	69	222

Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23	$1.00
Accumulation unit value at end of period	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	296	359	390	3,323	3,345	1,942	14

RIVERSOURCE VARIABLE ACCOUNT 10  ■  109

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	—	—	—	—	—	—

Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13	$1.00
Accumulation unit value at end of period	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	555	737	909	3,610	5,243	4,556	1,999

Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—

Janus Aspen Series Janus Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$0.88	$0.94	$0.84	$0.63	$1.06	$1.00	—
Accumulation unit value at end of period	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	519	591	593	9,009	7,617	5,761	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—

ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.03	$1.03	$0.83	$0.59	$1.01	$1.00	—
Accumulation unit value at end of period	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	110	119	205	205	103	33	—

MFS® Investors Growth Stock Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10	$1.00
Accumulation unit value at end of period	$1.28	$1.12	$1.13	$1.02	$0.74	$1.20	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	369	269	230	223	224	122	57

MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24	$1.00
Accumulation unit value at end of period	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	903	953	901	892	1,003	1,091	467

Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28	$1.00
Accumulation unit value at end of period	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	470	425	429	1,188	2,112	1,085	624

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08	$1.00
Accumulation unit value at end of period	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	214	203	159	215	268	387	397

Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	80	96	100	1,600	1,895	2,072	680

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14	$1.00
Accumulation unit value at end of period	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26	35	32	59	84	42	5

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	520	588	662	679	693	779	266

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08	$1.00
Accumulation unit value at end of period	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	6,210	7,215	8,228	20,034	21,803	18,995	3,974

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	249	302	320	266	350	487	231

 110  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Oppenheimer Equity Income Fund/VA, Service Shares (09/15/2006)
Accumulation unit value at beginning of period	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$0.99	$0.89	$0.95	$0.84	$0.64	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	366	383	379	403	323	375	6

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,141	2,838	2,685	7,054	9,430	7,577	2,481

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,970	5,014	476	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.12	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.12	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,463	1,618	1,928	—	—	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	—	12	—	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.18	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	119	34	—	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,237	2,570	2,975	13,553	7,067	5,715	2,119

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.21	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.03	$1.21	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	108	73	59	—	—	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.21	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	54	56	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,372	12,111	3,775	—	—	—	—

Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.06	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,090	32,521	40,233	—	—	—	—

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.93	$1.18	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	12	—	—	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	353	288	94	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  111

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	23	34	—	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.06	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	139	57	51	—	—	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	3	—	—	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.19	$1.24	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.15	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	57	25	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67,842	58,637	23,094	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.09	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.09	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,281	37,613	41,323	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,489	29,585	7,132	—	—	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.08	$1.11	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.08	$1.11	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,702	10,729	12,286	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,691	21,112	8,769	—	—	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$1.07	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,259	38,434	42,735	—	—	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.06	$1.19	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	22	—	—	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	64	51	—	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	3	—	—	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.26	$1.29	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—

 112  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.16	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	3	1	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12	$1.00
Accumulation unit value at end of period	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	242	374	368	4,518	5,050	4,362	417

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.04	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	280	27	13	—	—	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.00	$1.17	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.10	$1.16	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	12	13	—	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11	$1.00
Accumulation unit value at end of period	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	270	280	367	7,956	5,981	4,256	1,499

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.13	$1.23	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	12	22	—	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10	$1.00
Accumulation unit value at end of period	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	22	18	206	151	119	35	6

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	26	25	—	—	—	—

Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24	$1.00
Accumulation unit value at end of period	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	585	739	910	2,622	2,386	1,978	779

Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	480	636	744	2,189	2,340	2,054	422

Wells Fargo Advantage VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17	$1.00
Accumulation unit value at end of period	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	241	271	341	5,717	194	198	79

Wells Fargo Advantage VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	293	534	70	55	67	86	9

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14	$1.00
Accumulation unit value at end of period	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	335	344	388	377	334	363	74

RIVERSOURCE VARIABLE ACCOUNT 10  ■  113

Variable account charges of 1.50% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	210

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	104

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	64

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	95

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	66

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	87

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	51

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	60

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	34

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 114  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	302

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9,409

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	14

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	40

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	7

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	159

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	235

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	75

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	66

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	30

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	36

RIVERSOURCE VARIABLE ACCOUNT 10  ■  115

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	66

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	43

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	350

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	25

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	24

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	79

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	16

 116  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	616

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	95

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	17

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	38

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	27

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	15

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	39

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,878

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,516

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,391

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	73

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	3

RIVERSOURCE VARIABLE ACCOUNT 10  ■  117

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	41

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	26

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	6

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	37

 118  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	29	11

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	152	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	30	37

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	308	75	36

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	55	14

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	190	178	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	94	100	4

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	139	32	7

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	212	25	18

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	129	94	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  119

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	73	21	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,245	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	33	31	8

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	14	13	7

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	62	55	1

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	92	132	53

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	738	165	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	158	90	20

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	164	131	29

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	74	67	5

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	42	14	—

 120  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	141	84	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	19	—	10

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	273	200	21

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	29	29	8

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	300	159	41

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	800	1,235	332

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	107	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	153	53	9

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	66	75	20

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	20	18	11

RIVERSOURCE VARIABLE ACCOUNT 10  ■  121

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,335	7,524	2,009

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	6	34	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	261	168	44

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	18

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	192	38	31

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	47	20	15

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	67	60	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	18,226	13,127	4,361

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,242	2,986	389

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11,302	9,437	4,658

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	187	184	3

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	66	54	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

 122  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	10	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	4	7

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	63	47	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	11	15	5

RIVERSOURCE VARIABLE ACCOUNT 10  ■  123

Variable account charges of 1.60% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	12	11	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	189	164	31

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	41	41	18

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	81	10	2

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	22	23	13

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	23	2

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	16	11	5

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	30	27	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	52	32	15

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

 124  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	20	27	15

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	5	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	9	4	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	2	2

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1	7	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	31	11	18

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	36	3	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	38	13

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	8	8	7

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	2	8	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	7	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  125

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	25	9	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	5	9	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	2	2

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	43	21	4

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	310	313	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	9	7	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	24	15

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2	2	1

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,549	1,746	950

 126  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	39	40	2

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4	9	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	18	15	4

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,268	7,907	2,802

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,454	1,816	910

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,843	3,191	999

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2	1	1

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	2	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	4	4

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	7	7	4

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	5	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  127

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	2	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	7	8	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	4	5	1

 128  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	137	10	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	57	277	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	530	72	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	67	84	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	172	125	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	221	48	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.15	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	184	154	93

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	85	48	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	43	20	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  129

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	232	122	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,865	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	30	3	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	17	17	1

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	37	22	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	7	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	23	20	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	45	1	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	180	102	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	190	62	1

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	130	29	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	25	7	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	43	17	—

 130  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	125	63	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	24	31	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	331	159	47

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,508	2,115	234

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	101	7	3

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	26	18	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	205	43	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	43	21	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	44	11	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  131

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	8,419	4,761	306

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	39	33	1

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	224	198	95

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	14	8	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	85	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	3	1	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	1	1

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	28	12	1

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	27,190	23,508	10,038

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,749	7,580	1,963

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	8,976	5,698	1,757

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	56	13	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	19	22

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	8	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

 132  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	2	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	58	3	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	52	32	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	72	51	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	189	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	132	27	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	33	7	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  133

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	10	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	276	121	54

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	2	41	20

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	48	50	35

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	42	42	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	101	94	5

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	106	79	35

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	44	1	50

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—

 134  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	202	253	72

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	2	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	64	—	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	43	43	211

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	145	108	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	61	41	47

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	38	37	32

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	10	11	19

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	25	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  135

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	—	20

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	60	60	23

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	6	7	32

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	256	136	35

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	197	178	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	51	32	8

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	18	29	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	108	94	36

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	13	12	27

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	35	15	—

 136  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,524	4,417	1,365

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	36	44	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	142	184	7

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	16	1

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	21	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	37	4	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	59	67	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	10	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	5,683	4,862	657

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,282	2,963	1,016

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	17	31

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	11	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	17	16	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  137

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	2	32

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	37	18

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	40	1	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	32	46	3

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	56	64	32

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	71	47	32

 138  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	9	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  139

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,534	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 140  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  141

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,009	154	139

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	—	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,300	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	56	35	32

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3,281	—	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 142  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	4	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  143

Variable account charges of 1.80% of the daily net assets of the variable account.
Year ended Dec. 31,	2012	2011	2010

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	13	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	27	8	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	147	26	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	28	6	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	7	4	2

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	7	3

Columbia Variable Portfolio – High Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	1	5	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	19	14	3

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

 144  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	9	5	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.22	$1.00
Accumulation unit value at end of period	$1.16	$1.00	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	20	—	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	395	31	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$0.94	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	8	1	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	19	—	8

Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	30	7	4

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	3	2	—

FTVIPT Mutual Shares Securities Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  145

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Janus Aspen Series Janus Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	10	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	133	—	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	—	—
Accumulation unit value at end of period	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	82	9	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	6	—	5

Variable Portfolio – American Century Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	24	18	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	21	—	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—

 146  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,213	494	116

Variable Portfolio – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	—	3

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	13	8	4

Variable Portfolio – Invesco International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	10	9	3

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	22	21	5

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	4	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	24	5	—

Variable Portfolio – MFS Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	—	8

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,235	430	163

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	572	177	102

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,751	745	198

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2

RIVERSOURCE VARIABLE ACCOUNT 10  ■  147

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012	2011	2010

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4	4	2

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	33	—	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Victory Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	7	3

Wells Fargo Advantage VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	1	—

 148  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  149

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	85

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

 150  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  151

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

 152  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  153

Variable account charges of 1.90% of the daily net assets of the variable account.
Year ended Dec. 31,	2012

AllianceBernstein VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Cash Management Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – International Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

 154  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	71

Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – S&P 500 Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

DWS Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Franklin Small Cap Value Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

FTVIPT Mutual Shares Securities Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  155

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Janus Aspen Series Janus Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—

Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—

PIMCO VIT Global Multi-Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – American Century Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	127

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

 156  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	510

Variable Portfolio – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Invesco International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – MFS Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	20

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	35

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	213

Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – NFJ Dividend Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  157

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2012

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Sit Dividend Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Victory Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—

Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—

Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.00
Accumulation unit value at end of period	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—

 158  ■  RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS OF

RIVERSOURCE LIFE INSURANCE COMPANY

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Account 10 (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, at December 31, 2012, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the periods ended December 31, 2010 and prior were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 22, 2013

RIVERSOURCE VARIABLE ACCOUNT 10  ■  159

Statements of Assets and Liabilities

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Assets

Investments, at fair value(1),(2)	$8,574,701	$105,999,692	$215,932,578	$6,767,129	$14,312,511
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,521	23,406	15,300	6,171	16,278
Receivable for share redemptions	10,526	129,511	347,887	6,010	16,604

Total assets	8,587,748	106,152,609	216,295,765	6,779,310	14,345,393

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	6,680	77,793	159,933	6,011	10,266
Contract terminations	3,846	51,717	187,954	—	6,338
Payable for investments purchased	2,521	23,406	15,300	6,171	16,278

Total liabilities	13,047	152,916	363,187	12,182	32,882

Net assets applicable to contracts in accumulation period	8,546,046	105,859,443	215,514,999	6,766,356	14,267,301
Net assets applicable to contracts in payment period	28,655	140,250	417,579	—	45,210
Net assets applicable to seed money	—	—	—	772	—

Total net assets	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

(1) Investment shares	522,211	5,130,672	16,817,179	222,749	1,602,745
(2) Investments, at cost	$8,265,688	$105,412,052	$269,349,493	$6,050,858	$13,897,378

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Assets

Investments, at fair value(1),(2)	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,985
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	964	38,549	—	30,319
Receivable for share redemptions	66,402	129,853	27,392	119,549	206,893

Total assets	39,294,032	41,339,025	26,288,152	44,858,134	189,957,197

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	28,611	32,302	19,788	32,119	144,136
Contract terminations	37,791	97,551	7,604	87,430	62,758
Payable for investments purchased	—	964	38,549	—	30,319

Total liabilities	66,402	130,817	65,941	119,549	237,213

Net assets applicable to contracts in accumulation period	39,085,644	41,139,376	26,210,273	44,335,655	189,456,336
Net assets applicable to contracts in payment period	141,986	68,832	11,938	402,930	263,317
Net assets applicable to seed money	—	—	—	—	331

Total net assets	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

(1) Investment shares	4,397,716	2,824,415	2,462,179	6,861,746	29,053,596
(2) Investments, at cost	$32,111,529	$36,717,560	$22,967,958	$45,424,025	$195,802,365

See accompanying notes to financial statements.

 160  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Dec. 31, 2012 (continued)	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Assets

Investments, at fair value(1),(2)	$11,367,882	$24,109,219	$212,150,540	$7,719,192	$294,874,723
Dividends receivable	—	—	—	6	242
Accounts receivable from RiverSource Life for contract purchase payments	10,760	1,601	22,545	279	873,688
Receivable for share redemptions	17,014	99,687	—	—	—

Total assets	11,395,656	24,210,507	212,173,085	7,719,477	295,748,653

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	8,649	17,345	180,096	7,696	230,568
Contract terminations	8,365	82,342	47,572	10,000	191,255
Payable for investments purchased	10,760	1,601	—	—	—

Total liabilities	27,774	101,288	227,668	17,696	421,823

Net assets applicable to contracts in accumulation period	11,332,298	24,037,972	208,413,646	7,689,509	294,879,604
Net assets applicable to contracts in payment period	35,194	71,247	3,531,669	—	447,226
Net assets applicable to seed money	390	—	102	12,272	—

Total net assets	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

(1) Investment shares	792,739	12,629,240	13,111,900	7,719,192	294,874,723
(2) Investments, at cost	$11,125,666	$22,429,868	$185,675,250	$7,719,189	$294,806,253

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Assets

Investments, at fair value(1),(2)	$28,910,878	$1,004,346,637	$7,228,571	$708,881,992	$8,524,106
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	144,937	262,795	17,678	68,795	7,583
Receivable for share redemptions	—	—	—	—	—

Total assets	29,055,815	1,004,609,432	7,246,249	708,950,787	8,531,689

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	27,413	780,787	6,482	547,252	7,825
Contract terminations	12,167	229,039	—	192,407	1,096
Payable for investments purchased	—	—	—	—	—

Total liabilities	39,580	1,009,826	6,482	739,659	8,921

Net assets applicable to contracts in accumulation period	29,015,916	999,210,084	7,239,715	704,669,253	8,522,527
Net assets applicable to contracts in payment period	—	4,389,522	—	3,541,875	—
Net assets applicable to seed money	319	—	52	—	241

Total net assets	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

(1) Investment shares	2,576,727	89,116,827	508,696	49,711,220	528,135
(2) Investments, at cost	$28,709,010	$ 940,650,437	$6,807,419	$601,305,044	$8,279,069

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  161

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Assets

Investments, at fair value(1),(2)	$272,579,039	$9,208,731	$326,338,666	$100,986,331	$15,914,789
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	16,761	65,121	26,972	25,087	14,266
Receivable for share redemptions	—	—	—	—	—

Total assets	272,595,800	9,273,852	326,365,638	101,011,418	15,929,055

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	219,821	8,455	254,739	79,453	13,978
Contract terminations	239,440	92	144,781	50,724	106,602
Payable for investments purchased	—	—	—	—	—

Total liabilities	459,261	8,547	399,520	130,177	120,580

Net assets applicable to contracts in accumulation period	271,389,502	9,264,990	325,345,166	100,796,442	15,808,137
Net assets applicable to contracts in payment period	747,037	—	620,952	84,389	—
Net assets applicable to seed money	—	315	—	410	338

Total net assets	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

(1) Investment shares	16,846,665	755,433	26,727,164	9,464,511	2,216,544
(2) Investments, at cost	$218,710,246	$9,035,345	$295,777,456	$ 97,044,946	$15,371,623

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Assets

Investments, at fair value(1),(2)	$458,585,589	$9,213,720	$223,410,959	$2,151,496	$99,524,320
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,403	17,478	3,710	40,544	5,557
Receivable for share redemptions	—	—	—	—	—

Total assets	458,592,992	9,231,198	223,414,669	2,192,040	99,529,877

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	358,565	8,659	170,311	2,020	86,252
Contract terminations	151,204	420	91,022	—	48,017
Payable for investments purchased	—	—	—	—	—

Total liabilities	509,769	9,079	261,333	2,020	134,269

Net assets applicable to contracts in accumulation period	455,483,952	9,221,782	222,664,778	2,189,359	98,388,094
Net assets applicable to contracts in payment period	2,599,271	—	488,558	—	1,007,514
Net assets applicable to seed money	—	337	—	661	—

Total net assets	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

(1) Investment shares	63,604,104	880,853	21,216,615	178,252	8,231,954
(2) Investments, at cost	$419,672,785	$8,986,118	$209,004,143	$2,041,761	$89,341,775

See accompanying notes to financial statements.

 162  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Assets

Investments, at fair value(1),(2)	$2,855,221	$122,892,407	$1,088,856	$374,253,352	$6,222,885
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,714	52,046	3,417	2,540	19
Receivable for share redemptions	—	—	—	—	—

Total assets	2,868,935	122,944,453	1,092,273	374,255,892	6,222,904

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,574	88,720	1,004	308,982	6,290
Contract terminations	20,256	128,639	—	232,172	12,345
Payable for investments purchased	—	—	—	—	—

Total liabilities	22,830	217,359	1,004	541,154	18,635

Net assets applicable to contracts in accumulation period	2,846,036	122,335,910	1,091,177	369,334,714	6,203,881
Net assets applicable to contracts in payment period	—	391,184	—	4,380,024	—
Net assets applicable to seed money	69	—	92	—	388

Total net assets	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

(1) Investment shares	361,420	15,497,151	47,157	16,166,452	584,858
(2) Investments, at cost	$2,639,132	$115,926,511	$1,026,837	$363,797,027	$6,115,709

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Assets

Investments, at fair value(1),(2)	$1,977,713,223	$167,644,485	$45,384,951	$873,187	$86,971,805
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,799,408	27,753	23,479	112	4,847
Receivable for share redemptions	—	—	—	—	—

Total assets	1,987,512,631	167,672,238	45,408,430	873,299	86,976,652

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,632,832	127,257	35,295	819	72,061
Contract terminations	—	182,721	31,072	—	149,602
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,632,832	309,978	66,367	819	221,663

Net assets applicable to contracts in accumulation period	1,985,879,799	166,993,399	45,159,239	872,397	86,052,231
Net assets applicable to contracts in payment period	—	368,861	182,440	—	702,758
Net assets applicable to seed money	—	—	384	83	—

Total net assets	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

(1) Investment shares	192,384,555	7,554,957	2,931,844	63,783	6,334,436
(2) Investments, at cost	$1,933,251,478	$130,827,741	$56,072,853	$879,713	$72,122,748

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  163

Statements of Assets and Liabilities

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Assets

Investments, at fair value(1),(2)	$1,789,190	$79,204,322	$133,998,830	$1,616,611	$25,324,496
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	54	1,306	77,489	131	12,557
Receivable for share redemptions	—	—	—	—	—

Total assets	1,789,244	79,205,628	134,076,319	1,616,742	25,337,053

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,640	60,021	99,700	1,584	18,924
Contract terminations	26	106,802	43,643	—	43,225
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,666	166,823	143,343	1,584	62,149

Net assets applicable to contracts in accumulation period	1,787,495	78,962,837	133,297,374	1,615,075	25,265,651
Net assets applicable to contracts in payment period	—	75,968	635,533	—	9,253
Net assets applicable to seed money	83	—	69	83	—

Total net assets	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

(1) Investment shares	151,114	6,672,647	13,254,088	138,884	2,170,051
(2) Investments, at cost	$1,641,344	$75,624,518	$104,482,833	$1,441,164	$21,292,077

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Assets

Investments, at fair value(1),(2)	$1,410,848	$48,672,808	$6,722,627	$231,036,452	$14,677,883
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	594	579	126	12,450	5,847
Receivable for share redemptions	—	—	—	—	—

Total assets	1,411,442	48,673,387	6,722,753	231,048,902	14,683,730

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,385	35,431	6,478	175,937	13,872
Contract terminations	584	92,181	250	177,001	855
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,969	127,612	6,728	352,938	14,727

Net assets applicable to contracts in accumulation period	1,409,377	48,428,333	6,715,647	230,140,144	14,668,765
Net assets applicable to contracts in payment period	—	117,442	—	555,820	—
Net assets applicable to seed money	96	—	378	—	238

Total net assets	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

(1) Investment shares	114,146	3,925,226	642,699	22,024,447	1,573,192
(2) Investments, at cost	$1,323,040	$45,117,132	$6,694,613	$226,917,196	$13,982,209

See accompanying notes to financial statements.

 164  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

Assets

Investments, at fair value(1),(2)	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378
Dividends receivable	—	—	—	876,016	—
Accounts receivable from RiverSource Life for contract purchase payments	40,475	—	98,544	79,194	59,271
Receivable for share redemptions	62,327	9,858	5,971	211,432	598,304

Total assets	72,796,184	6,131,537	8,252,588	248,252,791	430,163,953

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	55,878	5,360	5,971	190,888	329,445
Contract terminations	6,449	4,498	—	20,544	268,859
Payable for investments purchased	40,475	—	98,544	955,210	59,271

Total liabilities	102,802	9,858	104,515	1,166,642	657,575

Net assets applicable to contracts in accumulation period	72,510,987	6,121,679	8,138,105	246,770,231	428,365,194
Net assets applicable to contracts in payment period	182,395	—	9,344	315,918	1,140,747
Net assets applicable to seed money	—	—	624	—	437

Total net assets	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

(1) Investment shares	10,369,955	363,736	587,037	26,119,043	16,519,476
(2) Investments, at cost	$96,529,251	$6,146,870	$7,947,708	$241,065,342	$426,569,017

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Assets

Investments, at fair value(1),(2)	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	107	14	31	18,318	19,524
Receivable for share redemptions	77,153	151,098	160,768	658,562	22,713

Total assets	53,615,265	134,662,777	109,442,105	492,640,718	19,283,536

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	38,247	96,868	77,884	366,767	13,758
Contract terminations	38,906	54,230	82,884	291,795	8,955
Payable for investments purchased	107	14	31	18,318	19,524

Total liabilities	77,260	151,112	160,799	676,880	42,237

Net assets applicable to contracts in accumulation period	53,326,191	133,878,292	108,317,197	490,962,356	19,021,193
Net assets applicable to contracts in payment period	211,814	633,373	964,109	1,000,978	220,106
Net assets applicable to seed money	—	—	—	504	—

Total net assets	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

(1) Investment shares	3,694,824	9,373,635	3,595,963	16,409,734	1,201,080
(2) Investments, at cost	$51,876,300	$118,940,913	$ 85,056,419	$445,261,046	$21,637,267

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  165

Statements of Assets and Liabilities

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Assets

Investments, at fair value(1),(2)	$80,158,449	$157,516,454	$146,397,984	$136,337,623	$233,128,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	779	7,158	8,523	17,047	—
Receivable for share redemptions	178,424	213,019	290,839	143,241	386,316

Total assets	80,337,652	157,736,631	146,697,346	136,497,911	233,514,574

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	59,672	115,900	108,873	105,306	168,455
Contract terminations	118,752	97,119	181,966	37,936	217,861
Payable for investments purchased	779	7,158	8,523	17,047	—

Total liabilities	179,203	220,177	299,362	160,289	386,316

Net assets applicable to contracts in accumulation period	79,912,894	157,189,847	146,052,867	136,222,567	232,313,910
Net assets applicable to contracts in payment period	245,555	326,607	344,671	114,557	814,348
Net assets applicable to seed money	—	—	446	498	—

Total net assets	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

(1) Investment shares	5,025,608	11,038,294	8,030,608	7,917,400	15,207,323
(2) Investments, at cost	$84,613,789	$210,161,107	$111,603,625	$134,335,616	$214,568,916

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	558	48,087	—	25,488	304
Receivable for share redemptions	4,974	133,770	241,881	12,838	17,003

Total assets	7,013,074	135,060,285	93,856,215	16,182,716	9,666,816

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,974	98,251	99,725	11,499	8,192
Contract terminations	—	35,519	142,156	1,339	8,811
Payable for investments purchased	558	48,087	—	25,488	304

Total liabilities	5,532	181,857	241,881	38,326	17,307

Net assets applicable to contracts in accumulation period	6,973,615	134,366,167	92,252,450	16,139,356	9,649,243
Net assets applicable to contracts in payment period	33,927	512,261	1,361,884	5,034	266
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

(1) Investment shares	551,341	11,110,249	3,105,983	988,029	592,722
(2) Investments, at cost	$6,175,823	$132,573,390	$66,741,507	$14,933,884	$8,974,077

See accompanying notes to financial statements.

 166  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I	Ser II

Assets

Investments, at fair value(1),(2)	$27,189,712	$94,833,170	$25,702,413	$13,577,633	$78,410,901
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	48,898	5,057	7,963	3,069	1,418
Receivable for share redemptions	20,979	142,889	29,403	10,628	108,223

Total assets	27,259,589	94,981,116	25,739,779	13,591,330	78,520,542

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	20,656	71,385	18,286	9,582	56,697
Contract terminations	323	71,504	11,117	1,045	51,526
Payable for investments purchased	48,898	5,057	7,963	3,069	1,418

Total liabilities	69,877	147,946	37,366	13,696	109,641

Net assets applicable to contracts in accumulation period	27,153,230	94,752,794	25,701,763	13,531,484	78,401,963
Net assets applicable to contracts in payment period	36,482	80,376	650	46,150	8,938
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

(1) Investment shares	1,326,975	3,195,188	1,523,557	374,246	2,205,651
(2) Investments, at cost	$22,976,719	$84,035,766	$19,097,635	$13,910,632	$80,391,329

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Dec. 31, 2012 (continued)	Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

Assets

Investments, at fair value(1),(2)	$208,333,851	$15,113,697	$20,451,910	$13,636,151	$16,994,542
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	77,971	44	7,386	1,363	63
Receivable for share redemptions	268,838	16,587	37,547	9,590	27,318

Total assets	208,680,660	15,130,328	20,496,843	13,647,104	17,021,923

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	154,485	10,839	15,286	9,435	11,972
Contract terminations	114,353	5,747	22,261	156	15,346
Payable for investments purchased	77,971	44	7,386	1,363	63

Total liabilities	346,809	16,630	44,933	10,954	27,381

Net assets applicable to contracts in accumulation period	208,177,689	15,049,427	20,441,076	13,636,150	16,853,188
Net assets applicable to contracts in payment period	156,162	64,271	10,834	—	141,354
Net assets applicable to seed money	—	—	—	—	—

Total net assets	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

(1) Investment shares	15,758,990	3,855,535	5,230,667	315,798	2,758,854
(2) Investments, at cost	$193,975,980	$15,378,635	$20,796,837	$11,211,635	$14,315,749

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  167

Statements of Assets and Liabilities

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Dec. 31, 2012 (continued)	Serv	Mod, Serv	Serv	Cl I	Serv Cl

Assets

Investments, at fair value(1),(2)	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,122	35,205	22	2,509	4,305
Receivable for share redemptions	114,264	312	123,683	9,003	81,976

Total assets	56,640,036	492,803	68,339,806	10,890,361	72,163,210

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	43,278	312	49,032	8,619	53,621
Contract terminations	70,986	—	74,651	384	28,355
Payable for investments purchased	14,122	35,205	22	2,509	4,305

Total liabilities	128,386	35,517	123,705	11,512	86,281

Net assets applicable to contracts in accumulation period	56,490,613	455,875	67,940,405	10,878,849	71,963,112
Net assets applicable to contracts in payment period	20,026	—	275,696	—	113,817
Net assets applicable to seed money	1,011	1,411	—	—	—

Total net assets	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

(1) Investment shares	2,162,711	41,647	1,842,185	619,524	6,041,654
(2) Investments, at cost	$47,371,201	$448,757	$65,863,254	$ 8,975,932	$59,748,765

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Assets

Investments, at fair value(1),(2)	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,152
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	19,146	42,436	1,143	2,662	24,520
Receivable for share redemptions	42,046	202,972	94,861	143,523	34,086

Total assets	52,978,706	239,682,154	65,153,033	44,092,234	18,042,758

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	38,426	181,969	49,982	34,653	13,714
Contract terminations	3,620	21,003	44,879	108,870	20,371
Payable for investments purchased	19,146	42,436	1,143	2,662	24,520

Total liabilities	61,192	245,408	96,004	146,185	58,605

Net assets applicable to contracts in accumulation period	52,818,369	238,960,463	64,976,933	43,882,764	17,961,706
Net assets applicable to contracts in payment period	99,145	475,720	80,096	62,748	22,447
Net assets applicable to seed money	—	563	—	537	—

Total net assets	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

(1) Investment shares	3,525,484	8,773,791	6,877,064	4,130,268	1,811,093
(2) Investments, at cost	$50,581,210	$215,855,353	$58,324,133	$45,722,407	$18,510,215

See accompanying notes to financial statements.

 168  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Assets

Investments, at fair value(1),(2)	$3,552,259	$92,609,727	$823,175,337	$62,202,732	$4,091,004
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,314	5,998	147,837	115,398	645
Receivable for share redemptions	3,003	173,820	810,930	57,561	3,630

Total assets	3,556,576	92,789,545	824,134,104	62,375,691	4,095,279

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	3,004	71,025	632,625	47,836	3,630
Contract terminations	—	102,795	178,305	9,726	—
Payable for investments purchased	1,314	5,998	147,837	115,398	645

Total liabilities	4,318	179,818	958,767	172,960	4,275

Net assets applicable to contracts in accumulation period	3,551,247	92,360,257	820,996,577	62,119,926	4,091,004
Net assets applicable to contracts in payment period	—	248,549	2,178,760	82,103	—
Net assets applicable to seed money	1,011	921	—	702	—

Total net assets	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

(1) Investment shares	223,132	2,871,619	142,171,906	3,116,369	377,747
(2) Investments, at cost	$3,204,171	$85,052,421	$753,095,742	$51,645,874	$3,864,971

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

Assets

Investments, at fair value(1),(2)	$298,500,037	$3,354,617	$18,503,742	$21,001,566	$54,989,912
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	155,607	162	701	—	—
Receivable for share redemptions	251,174	4,503	30,546	37,935	64,997

Total assets	298,906,818	3,359,282	18,534,989	21,039,501	55,054,909

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	232,080	2,621	13,338	15,250	58,422
Contract terminations	19,094	1,881	17,208	22,685	6,575
Payable for investments purchased	155,607	162	701	—	—

Total liabilities	406,781	4,664	31,247	37,935	64,997

Net assets applicable to contracts in accumulation period	296,913,940	3,353,760	18,469,573	20,973,381	54,498,436
Net assets applicable to contracts in payment period	1,585,688	—	34,169	28,185	491,476
Net assets applicable to seed money	409	858	—	—	—

Total net assets	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

(1) Investment shares	26,001,745	262,901	1,432,178	1,853,625	2,408,669
(2) Investments, at cost	$288,278,290	$3,297,793	$16,652,336	$24,367,727	$54,617,766

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  169

Statements of Assets and Liabilities

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Assets

Investments, at fair value(1),(2)	$24,654,927	$31,894,272	$29,223,183	$846,751,351	$1,491,417,987
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,930	11	22	32,634	18,840
Receivable for share redemptions	74,854	39,568	49,229	—	—

Total assets	24,735,711	31,933,851	29,272,434	846,783,985	1,491,436,827

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	17,474	22,978	21,027	682,148	1,146,884
Contract terminations	57,380	16,590	28,202	99,416	1,017,627
Payable for investments purchased	5,930	11	22	—	—

Total liabilities	80,784	39,579	49,251	781,564	2,164,511

Net assets applicable to contracts in accumulation period	24,589,923	31,658,641	29,041,335	845,783,075	1,489,272,316
Net assets applicable to contracts in payment period	65,004	235,631	181,848	219,316	—
Net assets applicable to seed money	—	—	—	30	—

Total net assets	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

(1) Investment shares	1,098,215	2,912,719	2,027,979	68,066,829	119,696,468
(2) Investments, at cost	$19,810,648	$26,092,241	$33,315,564	$766,670,866	$1,175,598,212

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Assets

Investments, at fair value(1),(2)	$6,333,905	$1,381,901	$8,943,170	$250,582,143	$6,475,863
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,296	2,180	60,425	22,563	8,811
Receivable for share redemptions	—	—	—	—	—

Total assets	6,348,201	1,384,081	9,003,595	250,604,706	6,484,674

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,754	1,339	8,627	191,094	5,951
Contract terminations	4,697	2	1,265	72,125	3,036
Payable for investments purchased	—	—	—	—	—

Total liabilities	10,451	1,341	9,892	263,219	8,987

Net assets applicable to contracts in accumulation period	6,337,279	1,382,648	8,993,383	250,259,273	6,475,360
Net assets applicable to contracts in payment period	—	—	—	82,214	—
Net assets applicable to seed money	471	92	320	—	327

Total net assets	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

(1) Investment shares	562,514	108,299	939,409	26,211,521	536,970
(2) Investments, at cost	$6,225,207	$1,319,102	$8,921,338	$249,544,629	$6,178,127

See accompanying notes to financial statements.

 170  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Assets

Investments, at fair value(1),(2)	$5,119,862	$967,938,921	$1,916,683,600	$2,110,966	$11,379,994
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,440	163,942	1,326,362	143	140,790
Receivable for share redemptions	—	—	—	—	—

Total assets	5,124,302	968,102,863	1,918,009,962	2,111,109	11,520,784

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	4,668	828,383	1,545,327	1,940	11,165
Contract terminations	45	508,343	803,548	—	4
Payable for investments purchased	—	—	—	—	—

Total liabilities	4,713	1,336,726	2,348,875	1,940	11,169

Net assets applicable to contracts in accumulation period	5,112,469	966,637,409	1,915,661,087	2,108,700	11,507,179
Net assets applicable to contracts in payment period	7,052	128,708	—	—	—
Net assets applicable to seed money	68	20	—	469	2,436

Total net assets	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

(1) Investment shares	380,659	83,084,886	164,522,197	214,311	1,142,570
(2) Investments, at cost	$4,642,820	$907,936,885	$1,715,123,300	$2,099,308	$11,267,049

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$2,853,974	$5,564,684	$2,127,685	$3,201,703	$2,608,004
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,406	3,232	11,960	3,527	225
Receivable for share redemptions	—	—	—	—	—

Total assets	2,861,380	5,567,916	2,139,645	3,205,230	2,608,229

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,602	5,280	1,953	3,044	2,542
Contract terminations	97	—	11	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	2,699	5,280	1,964	3,044	2,542

Net assets applicable to contracts in accumulation period	2,858,190	5,562,323	2,137,520	3,202,107	2,605,605
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	491	313	161	79	82

Total net assets	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

(1) Investment shares	242,685	502,681	158,782	244,032	209,815
(2) Investments, at cost	$2,723,625	$5,453,278	$1,942,420	$3,051,695	$2,368,632

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  171

Statements of Assets and Liabilities

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Assets

Investments, at fair value(1),(2)	$6,071,286,858	$10,953,998,189	$3,353,976,463	$5,966,960,416	$1,974,071,232
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,017,215	556,466	389,351	52,211	582,401
Receivable for share redemptions	—	—	—	—	—

Total assets	6,072,304,073	10,954,554,655	3,354,365,814	5,967,012,627	1,974,653,633

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	5,073,718	8,675,533	2,733,627	4,617,185	1,662,017
Contract terminations	673,371	951,593	762,310	2,565,707	455,628
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,747,089	9,627,126	3,495,937	7,182,892	2,117,645

Net assets applicable to contracts in accumulation period	6,065,948,501	10,944,927,529	3,348,758,847	5,959,829,735	1,972,144,907
Net assets applicable to contracts in payment period	608,463	—	2,111,010	—	391,061
Net assets applicable to seed money	20	—	20	—	20

Total net assets	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

(1) Investment shares	496,020,168	894,203,934	270,918,939	481,206,485	165,471,185
(2) Investments, at cost	$5,484,688,454	$ 8,874,669,102	$3,023,841,670	$4,757,635,194	$1,814,812,640

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Assets

Investments, at fair value(1),(2)	$3,657,994,079	$6,258,614	$3,632,611	$1,307,825	$1,132,707
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	230,676	3,712	199	2,156	3,468
Receivable for share redemptions	—	—	—	—	—

Total assets	3,658,224,755	6,262,326	3,632,810	1,309,981	1,136,175

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	2,941,196	5,720	3,524	1,269	983
Contract terminations	2,111,516	2,542	—	—	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	5,052,712	8,262	3,524	1,269	983

Net assets applicable to contracts in accumulation period	3,653,172,043	6,253,621	3,629,216	1,308,633	1,135,060
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	443	70	79	132

Total net assets	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

(1) Investment shares	305,852,348	487,431	274,989	101,618	87,400
(2) Investments, at cost	$3,108,348,880	$5,593,624	$3,331,901	$1,230,034	$1,075,636

See accompanying notes to financial statements.

 172  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$1,544,949	$137,260,753	$3,557,473	$1,246,932	$1,966,795
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	258	3,159	23,040	1,048	1,291
Receivable for share redemptions	—	—	—	—	—

Total assets	1,545,207	137,263,912	3,580,513	1,247,980	1,968,086

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	1,324	100,450	3,333	1,154	1,819
Contract terminations	35	172,038	1,077	212	—
Payable for investments purchased	—	—	—	—	—

Total liabilities	1,359	272,488	4,410	1,366	1,819

Net assets applicable to contracts in accumulation period	1,543,747	136,674,526	3,575,721	1,245,693	1,966,189
Net assets applicable to contracts in payment period	—	316,898	—	—	—
Net assets applicable to seed money	101	—	382	921	78

Total net assets	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

(1) Investment shares	93,633	8,293,701	340,754	111,234	184,676
(2) Investments, at cost	$1,435,028	$106,702,899	$3,571,288	$1,181,588	$1,841,094

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Assets

Investments, at fair value(1),(2)	$40,886,506	$3,414,331	$13,836,078	$1,962,759	$318,049,091
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,152	9,975	2,436	—	3,838
Receivable for share redemptions	—	—	—	—	—

Total assets	40,893,658	3,424,306	13,838,514	1,962,759	318,052,929

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	31,002	3,065	10,320	1,813	236,650
Contract terminations	24,580	—	31,160	9,114	219,444
Payable for investments purchased	—	—	—	—	—

Total liabilities	55,582	3,065	41,480	10,927	456,094

Net assets applicable to contracts in accumulation period	40,778,105	3,421,155	13,773,812	1,951,300	317,110,020
Net assets applicable to contracts in payment period	59,971	—	23,222	—	486,815
Net assets applicable to seed money	—	86	—	532	—

Total net assets	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

(1) Investment shares	3,831,912	279,863	1,130,399	190,744	10,197,149
(2) Investments, at cost	$33,396,705	$3,148,946	$12,074,705	$1,961,532	$266,882,811

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  173

Statements of Assets and Liabilities

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Assets

Investments, at fair value(1),(2)	$344,355,060	$28,892,653	$49,421,445	$66,546,973	$63,273,528
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,755	14,753	2,263	6,407	20,265
Receivable for share redemptions	—	20,971	57,296	304,829	55,875

Total assets	344,356,815	28,928,377	49,481,004	66,858,209	63,349,668

Liabilities

Payable to RiverSource Life for:
Mortality and expense risk fee	254,222	20,960	37,556	51,130	48,619
Contract terminations	230,851	11	19,740	253,699	7,256
Payable for investments purchased	—	14,753	2,263	6,407	20,265

Total liabilities	485,073	35,724	59,559	311,236	76,140

Net assets applicable to contracts in accumulation period	343,252,164	28,679,244	49,273,418	66,405,102	63,213,899
Net assets applicable to contracts in payment period	619,578	213,409	148,027	141,388	59,252
Net assets applicable to seed money	—	—	—	483	377

Total net assets	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

(1) Investment shares	10,175,977	2,144,963	9,964,001	3,319,051	8,029,636
(2) Investments, at cost	$283,078,688	$26,393,125	$45,824,772	$57,749,710	$58,694,404

See accompanying notes to financial statements.

 174  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Investment income

Dividend income	$ —	$ 1,454,300	$ 2,906,818	$ 1,856	$ 132,267
Variable account expenses	86,217	948,733	1,963,015	60,045	126,396

Investment income (loss) — net	(86,217)	505,567	943,803	(58,189)	5,871

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,244,816	22,533,426	55,566,825	1,582,591	4,606,349
Cost of investments sold	4,287,899	23,454,466	74,021,204	1,455,166	4,938,615

Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	127,425	(332,266)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	632,518	3,066,524

Net gain (loss) on investments	1,223,034	16,026,174	26,988,695	759,943	2,734,258

Net increase (decrease) in net assets resulting from operations	$1,136,817	$16,531,741	$ 27,932,498	$ 701,754	$2,740,129

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Investment income

Dividend income	$ 290,500	$ 752,149	$ —	$ 885,167	$ 3,405,101
Variable account expenses	347,308	374,999	242,824	394,522	1,732,331

Investment income (loss) — net	(56,808)	377,150	(242,824)	490,645	1,672,770

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	10,426,317	10,118,397	6,232,703	10,545,726	35,524,070
Cost of investments sold	9,401,394	9,342,442	5,530,702	11,166,427	38,166,616

Net realized gain (loss) on sales of investments	1,024,923	775,955	702,001	(620,701)	(2,642,546)
Distributions from capital gains	—	2,233,365	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,328,052	2,265,079	2,802,864	6,150,898	25,591,487

Net gain (loss) on investments	7,352,975	5,274,399	3,504,865	5,530,197	22,948,941

Net increase (decrease) in net assets resulting from operations	$7,296,167	$5,651,549	$3,262,041	$6,020,842	$24,621,711

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Period ended Dec. 31, 2012 (continued)	Alloc, Cl III(1)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Investment income

Dividend income	$165,965	$ 295,572	$ —	$ 779	$ 32,685
Variable account expenses	36,200	211,680	2,161,710	90,090	3,044,814

Investment income (loss) — net	129,765	83,892	(2,161,710)	(89,311)	(3,012,129)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	745,970	3,764,458	36,250,454	14,418,901	149,672,300
Cost of investments sold	733,068	3,521,199	32,792,216	14,418,900	149,635,119

Net realized gain (loss) on sales of investments	12,902	243,259	3,458,238	1	37,181
Distributions from capital gains	36,840	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	242,216	1,944,162	25,206,058	2	(37,242)

Net gain (loss) on investments	291,958	2,187,421	28,664,296	3	(61)

Net increase (decrease) in net assets resulting from operations	$421,723	$2,271,313	$26,502,586	$ (89,308)	$(3,012,190)

(1)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  175

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Investment income

Dividend income	$ 788,305	$39,181,055	$ —	$ —	$ 22,723
Variable account expenses	228,835	9,320,589	59,405	6,894,513	71,896

Investment income (loss) — net	559,470	29,860,466	(59,405)	(6,894,513)	(49,173)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	4,799,085	135,480,730	1,465,963	166,998,354	1,308,417
Cost of investments sold	4,761,836	126,637,956	1,405,254	148,686,200	1,395,076

Net realized gain (loss) on sales of investments	37,249	8,842,774	60,709	18,312,154	(86,659)
Distributions from capital gains	526,901	26,128,545	—	—	150,009
Net change in unrealized appreciation or depreciation of investments	48,489	(269,237)	560,592	82,437,103	1,126,628

Net gain (loss) on investments	612,639	34,702,082	621,301	100,749,257	1,189,978

Net increase (decrease) in net assets resulting from operations	$1,172,109	$64,562,548	$ 561,896	$ 93,854,744	$1,140,805

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Investment income

Dividend income	$ 1,046,618	$168,870	$ 9,040,347	$ 6,488,793	$ 815,453
Variable account expenses	2,605,122	76,949	3,144,644	901,578	118,000

Investment income (loss) — net	(1,558,504)	91,921	5,895,703	5,587,215	697,453

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	56,737,370	956,067	60,460,706	15,639,566	1,730,293
Cost of investments sold	49,421,300	949,121	55,657,340	15,431,314	1,722,738

Net realized gain (loss) on sales of investments	7,316,070	6,946	4,803,366	208,252	7,555
Distributions from capital gains	6,155,220	35,901	1,788,655	—	—
Net change in unrealized appreciation or depreciation of investments	36,274,035	204,096	5,448,099	6,786,487	707,960

Net gain (loss) on investments	49,745,325	246,943	12,040,120	6,994,739	715,515

Net increase (decrease) in net assets resulting from operations	$48,186,821	$338,864	$17,935,823	$12,581,954	$1,412,968

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Investment income

Dividend income	$33,191,600	$ 371,838	$14,193,432	$ 27,409	$ 1,577,154
Variable account expenses	4,200,975	70,594	1,952,408	19,291	1,050,810

Investment income (loss) — net	28,990,625	301,244	12,241,024	8,118	526,344

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	66,305,824	1,259,284	31,305,957	243,052	25,214,560
Cost of investments sold	62,451,441	1,236,431	29,965,356	250,093	24,140,001

Net realized gain (loss) on sales of investments	3,854,383	22,853	1,340,601	(7,041)	1,074,559
Distributions from capital gains	—	116,488	4,407,781	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	327,652	9,821,379	238,206	14,086,091

Net gain (loss) on investments	32,845,248	466,993	15,569,761	231,165	15,160,650

Net increase (decrease) in net assets resulting from operations	$61,835,873	$ 768,237	$27,810,785	$239,283	$15,686,994

See accompanying notes to financial statements.

 176  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ 122,148
Variable account expenses	21,076	1,085,615	7,627	3,846,439	56,123

Investment income (loss) — net	(21,076)	(1,085,615)	(7,627)	(3,846,439)	66,025

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	484,801	25,629,297	80,370	66,947,099	1,899,071
Cost of investments sold	450,013	25,234,631	74,479	66,808,644	1,872,275

Net realized gain (loss) on sales of investments	34,788	394,666	5,891	138,455	26,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	259,458	22,786,646	52,068	51,416,258	115,126

Net gain (loss) on investments	294,246	23,181,312	57,959	51,554,713	141,922

Net increase (decrease) in net assets resulting from operations	$273,170	$22,095,697	$50,332	$47,708,274	$ 207,947

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Period ended Dec. 31, 2012 (continued)	Gro, Cl 2(1)	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Investment income

Dividend income	$ —	$ 1,250,191	$ 435,611	$ —	$ —
Variable account expenses	6,276,724	1,650,795	434,358	8,313	936,705

Investment income (loss) — net	(6,276,724)	(400,604)	1,253	(8,313)	(936,705)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,304,823	44,479,525	13,641,624	112,619	23,373,430
Cost of investments sold	5,232,023	34,738,554	18,276,036	118,693	19,524,257

Net realized gain (loss) on sales of investments	72,800	9,740,971	(4,634,412)	(6,074)	3,849,173
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,461,745	11,330,902	11,952,584	65,594	6,875,079

Net gain (loss) on investments	44,534,545	21,071,873	7,318,172	59,520	10,724,252

Net increase (decrease) in net assets resulting from operations	$38,257,821	$20,671,269	$7,319,425	$ 51,207	$ 9,787,547

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Year ended Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	14,455	752,043	1,191,161	14,089	227,956

Investment income (loss) — net	(14,455)	(752,043)	(1,191,161)	(14,089)	(227,956)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	206,015	22,621,021	27,012,030	311,957	8,601,724
Cost of investments sold	199,948	23,274,941	21,731,160	292,536	7,719,796

Net realized gain (loss) on sales of investments	6,067	(653,920)	5,280,870	19,421	881,928
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	206,412	14,998,190	14,181,827	186,799	3,437,791

Net gain (loss) on investments	212,479	14,344,270	19,462,697	206,220	4,319,719

Net increase (decrease) in net assets resulting from operations	$198,024	$13,592,227	$18,271,536	$192,131	$4,091,763

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  177

Statements of Operations

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Investment income

Dividend income	$ —	$ —	$ 33,096	$ 2,207,804	$ 439,763
Variable account expenses	12,893	438,135	56,662	2,154,511	112,471

Investment income (loss) — net	(12,893)	(438,135)	(23,566)	53,293	327,292

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	212,196	11,759,882	3,832,883	63,500,630	1,766,728
Cost of investments sold	209,750	11,599,641	3,820,858	62,514,086	1,694,433

Net realized gain (loss) on sales of investments	2,446	160,241	12,025	986,544	72,295
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	135,100	8,202,024	22,595	665,950	568,142

Net gain (loss) on investments	137,546	8,362,265	34,620	1,652,494	640,437

Net increase (decrease) in net assets resulting from operations	$124,653	$7,924,130	$ 11,054	$ 1,705,787	$ 967,729

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B(1)	Inc	Serv Cl 2

Investment income

Dividend income	$ —	$ 8,437	$ —	$10,251,012	$ 4,793,669
Variable account expenses	736,864	60,985	22,567	2,239,367	4,018,176

Investment income (loss) — net	(736,864)	(52,548)	(22,567)	8,011,645	775,493

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	19,845,217	1,611,787	230,516	39,784,207	79,346,509
Cost of investments sold	25,887,728	1,807,447	225,995	39,039,709	82,043,555

Net realized gain (loss) on sales of investments	(6,042,511)	(195,660)	4,521	744,498	(2,697,046)
Distributions from capital gains	—	—	—	2,828,139	—
Net change in unrealized appreciation or depreciation of investments	4,469,156	1,400,786	200,365	3,511,096	64,573,543

Net gain (loss) on investments	(1,573,355)	1,205,126	204,886	7,083,733	61,876,497

Net increase (decrease) in net assets resulting from operations	$ (2,310,219)	$1,152,578	$182,319	$15,095,378	$62,651,990

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv CI 2	Serv Cl	Serv Cl 2	Serv Cl

Investment income

Dividend income	$ 1,133,790	$ 2,691,867	$ 564,600	$ 1,909,423	$ 346,058
Variable account expenses	472,875	1,181,531	1,005,763	4,606,979	170,185

Investment income (loss) — net	660,915	1,510,336	(441,163)	(2,697,556)	175,873

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,162,950	24,744,273	32,115,528	110,385,003	5,513,312
Cost of investments sold	12,205,359	22,612,249	23,320,416	94,701,691	6,615,540

Net realized gain (loss) on sales of investments	(42,409)	2,132,024	8,795,112	15,683,312	(1,102,228)
Distributions from capital gains	25,430	64,736	8,631,268	39,326,965	63,028
Net change in unrealized appreciation or depreciation of investments	8,420,458	18,360,903	(1,051,949)	15,133,447	4,507,883

Net gain (loss) on investments	8,403,479	20,557,663	16,374,431	70,143,724	3,468,683

Net increase (decrease) in net assets resulting from operations	$ 9,064,394	$22,067,999	$15,933,268	$67,446,168	$3,644,556

See accompanying notes to financial statements.

 178  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Investment income

Dividend income	$ 1,325,435	$ —	$ 1,165,269	$ 2,872,031	$ 2,670,416
Variable account expenses	731,289	1,325,122	1,308,316	1,293,605	2,096,854

Investment income (loss) — net	594,146	(1,325,122)	(143,047)	1,578,426	573,562

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	20,740,701	24,114,536	35,638,256	29,519,204	56,724,398
Cost of investments sold	23,425,423	35,846,679	29,615,074	30,114,598	55,191,187

Net realized gain (loss) on sales of investments	(2,684,722)	(11,732,143)	6,023,182	(595,394)	1,533,211
Distributions from capital gains	263,101	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,559,902	48,187,345	17,830,486	16,728,967	37,616,461

Net gain (loss) on investments	14,138,281	36,455,202	23,853,668	16,133,573	39,149,672

Net increase (decrease) in net assets resulting from operations	$14,732,427	$35,130,080	$23,710,621	$17,711,999	$39,723,234

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Investment income

Dividend income	$ 82,254	$ 2,445,840	$ 923,533	$ 313,510	$ 163,981
Variable account expenses	63,234	1,220,270	1,228,401	124,378	81,257

Investment income (loss) — net	19,020	1,225,570	(304,868)	189,132	82,724

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,950,589	27,192,770	17,220,598	3,710,476	2,414,168
Cost of investments sold	1,752,390	27,303,516	12,710,825	3,611,923	2,344,372

Net realized gain (loss) on sales of investments	198,199	(110,746)	4,509,773	98,553	69,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	661,672	17,015,835	7,376,146	2,083,144	1,124,385

Net gain (loss) on investments	859,871	16,905,089	11,885,919	2,181,697	1,194,181

Net increase (decrease) in net assets resulting from operations	$ 878,891	$18,130,659	$11,581,051	$2,370,829	$1,276,905

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(1)	Ser II(1)

Investment income

Dividend income	$ —	$ 1,215,942	$ —	$ —	$ —
Variable account expenses	235,435	855,947	235,747	79,332	460,502

Investment income (loss) — net	(235,435)	359,995	(235,747)	(79,332)	(460,502)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,383,299	19,979,499	6,764,152	1,957,792	9,028,580
Cost of investments sold	4,791,540	18,713,677	4,975,196	2,053,738	9,467,754

Net realized gain (loss) on sales of investments	591,759	1,265,822	1,788,956	(95,946)	(439,174)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	1,305,337	(332,999)	(1,980,428)

Net gain (loss) on investments	4,755,827	12,461,576	3,094,293	(428,945)	(2,419,602)

Net increase (decrease) in net assets resulting from operations	$4,520,392	$12,821,571	$2,858,546	$ (508,277)	$(2,880,104)

(1)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  179

Statements of Operations

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Gro, Ser I(1)	Gro, Ser II(1)	Serv	Tech, Serv

Investment income

Dividend income	$ 3,153,420	$ —	$ —	$ —	$ —
Variable account expenses	1,887,478	90,403	127,190	115,432	150,266

Investment income (loss) — net	1,265,942	(90,403)	(127,190)	(115,432)	(150,266)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	45,162,135	2,510,773	3,846,453	3,073,626	4,808,681
Cost of investments sold	44,450,729	2,641,239	4,051,663	2,694,198	4,227,544

Net realized gain (loss) on sales of investments	711,406	(130,466)	(205,210)	379,428	581,137
Distributions from capital gains	—	4,955	6,648	—	—
Net change in unrealized appreciation or depreciation of investments	33,669,078	(264,938)	(344,927)	1,841,022	2,576,648

Net gain (loss) on investments	34,380,484	(390,449)	(543,489)	2,220,450	3,157,785

Net increase (decrease) in net assets resulting from operations	$35,646,426	$ (480,852)	$ (670,679)	$2,105,018	$3,007,519

(1) For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Mod, Serv(1)	Serv	Cl I	Serv Cl

Investment income

Dividend income	$ 255,481	$ 6,694	$ 458,477	$ 38,321	$ 163,498
Variable account expenses	534,514	1,532	661,973	89,893	647,519

Investment income (loss) — net	(279,033)	5,162	(203,496)	(51,572)	(484,021)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	15,406,609	43,575	27,428,596	1,613,479	14,546,579
Cost of investments sold	13,278,822	41,820	26,502,747	1,276,548	12,150,278

Net realized gain (loss) on sales of investments	2,127,787	1,755	925,849	336,931	2,396,301
Distributions from capital gains	1,007,953	3,395	8,437,952	438,289	3,603,337
Net change in unrealized appreciation or depreciation of investments	6,727,572	8,529	(108,913)	770,405	5,147,807

Net gain (loss) on investments	9,863,312	13,679	9,254,888	1,545,625	11,147,445

Net increase (decrease) in net assets resulting from operations	$ 9,584,279	$18,841	$9,051,392	$1,494,053	$10,663,424

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Investment income

Dividend income	$ —	$15,472,662	$ 340,677	$ —	$ 146,575
Variable account expenses	482,326	2,183,108	569,649	514,156	164,766

Investment income (loss) — net	(482,326)	13,289,554	(228,972)	(514,156)	(18,191)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	14,851,639	42,932,689	13,321,534	23,837,410	5,264,806
Cost of investments sold	14,131,393	39,166,904	13,310,247	24,312,762	5,886,696

Net realized gain (loss) on sales of investments	720,246	3,765,785	11,287	(475,352)	(621,890)
Distributions from capital gains	5,254,319	—	—	6,826,382	—
Net change in unrealized appreciation or depreciation of investments	4,808,626	10,835,655	15,853,782	(1,829,908)	3,579,774

Net gain (loss) on investments	10,783,191	14,601,440	15,865,069	4,521,122	2,957,884

Net increase (decrease) in net assets resulting from operations	$10,300,865	$27,890,994	$15,636,097	$ 4,006,966	$2,939,693

See accompanying notes to financial statements.

 180  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Investment income

Dividend income	$ 3,567	$ 1,747,815	$46,788,767	$ 207,333	$ 47,484
Variable account expenses	35,886	825,862	7,568,769	573,466	43,897

Investment income (loss) — net	(32,319)	921,953	39,219,998	(366,133)	3,587

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	829,194	18,774,112	131,674,591	12,485,513	911,161
Cost of investments sold	775,880	18,902,901	123,188,653	10,904,367	902,043

Net realized gain (loss) on sales of investments	53,314	(128,789)	8,485,938	1,581,146	9,118
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	302,343	15,632,054	38,652,915	8,448,040	459,433

Net gain (loss) on investments	355,657	15,503,265	56,148,737	10,029,186	468,551

Net increase (decrease) in net assets resulting from operations	$323,338	$16,425,218	$95,368,735	$ 9,663,053	$472,138

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(1)	Cl IB	Cl IB	Gro, Cl IA

Investment income

Dividend income	$13,456,222	$ 44,335	$ 244,693	$ 497,793	$ 292,392
Variable account expenses	2,499,577	10,051	158,830	186,821	720,306

Investment income (loss) — net	10,956,645	34,284	85,863	310,972	(427,914)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	22,691,387	128,975	4,097,849	5,759,710	9,544,149
Cost of investments sold	22,543,270	126,920	3,898,565	7,335,065	9,877,526

Net realized gain (loss) on sales of investments	148,117	2,055	199,284	(1,575,355)	(333,377)
Distributions from capital gains	—	12,843	1,578,711	—	—
Net change in unrealized appreciation or depreciation of investments	23,405,916	56,824	1,693,697	5,385,064	9,097,790

Net gain (loss) on investments	23,554,033	71,722	3,471,692	3,809,709	8,764,413

Net increase (decrease) in net assets resulting from operations	$34,510,678	$106,006	$3,557,555	$ 4,120,681	$8,336,499

(1) For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Investment income

Dividend income	$ 63,594	$ —	$ 257,960	$ —	$ —
Variable account expenses	219,367	310,617	253,451	7,674,309	14,352,981

Investment income (loss) — net	(155,773)	(310,617)	4,509	(7,674,309)	(14,352,981)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	5,448,389	10,835,942	7,859,041	81,409,928	332,355,665
Cost of investments sold	4,536,609	8,828,609	9,882,494	76,614,161	273,132,999

Net realized gain (loss) on sales of investments	911,780	2,007,333	(2,023,453)	4,795,767	59,222,666
Distributions from capital gains	—	701,260	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,133,386	83,209	9,052,126	91,313,090	145,997,903

Net gain (loss) on investments	4,045,166	2,791,802	7,028,673	96,108,857	205,220,569

Net increase (decrease) in net assets resulting from operations	$3,889,393	$ 2,481,185	$ 7,033,182	$88,434,548	$190,867,588

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  181

Statements of Operations

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Investment income

Dividend income	$ 69,994	$ —	$ 281,837	$11,450,617	$ 60,701
Variable account expenses	44,840	10,971	73,900	2,343,145	55,014

Investment income (loss) — net	25,154	(10,971)	207,937	9,107,472	5,687

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	1,030,121	257,198	1,879,652	48,363,101	980,536
Cost of investments sold	1,000,322	246,921	1,891,986	48,184,319	996,159

Net realized gain (loss) on sales of investments	29,799	10,277	(12,334)	178,782	(15,623)
Distributions from capital gains	23,573	—	79,707	3,219,948	84,243
Net change in unrealized appreciation or depreciation of investments	40,481	61,360	4,332	(619,035)	789,864

Net gain (loss) on investments	93,853	71,637	71,705	2,779,695	858,484

Net increase (decrease) in net assets resulting from operations	$119,007	$ 60,666	$ 279,642	$11,887,167	$864,171

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Year ended Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ 37,042	$ 412,755
Variable account expenses	45,165	8,065,480	16,398,722	20,764	108,101

Investment income (loss) — net	(45,165)	(8,065,480)	(16,398,722)	16,278	304,654

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	792,163	128,607,675	214,944,289	1,029,652	1,921,994
Cost of investments sold	750,939	122,205,368	195,044,464	1,125,923	1,904,185

Net realized gain (loss) on sales of investments	41,224	6,402,307	19,899,825	(96,271)	17,809
Distributions from capital gains	—	—	—	—	71,665
Net change in unrealized appreciation or depreciation of investments	580,736	46,459,634	98,300,203	314,945	118,216

Net gain (loss) on investments	621,960	52,861,941	118,200,028	218,674	207,690

Net increase (decrease) in net assets resulting from operations	$576,795	$ 44,796,461	$101,801,306	$234,952	$ 512,344

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Year ended Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Investment income

Dividend income	$ 25,965	$ 83,923	$ —	$ —	$ —
Variable account expenses	25,306	44,704	17,614	30,064	23,999

Investment income (loss) — net	659	39,219	(17,614)	(30,064)	(23,999)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	676,865	832,886	276,820	395,187	491,529
Cost of investments sold	673,582	809,203	252,017	377,456	471,988

Net realized gain (loss) on sales of investments	3,283	23,683	24,803	17,731	19,541
Distributions from capital gains	44,220	9,381	—	—	—
Net change in unrealized appreciation or depreciation of investments	245,160	46,255	160,466	194,993	234,976

Net gain (loss) on investments	292,663	79,319	185,269	212,724	254,517

Net increase (decrease) in net assets resulting from operations	$293,322	$118,538	$167,655	$182,660	$230,518

See accompanying notes to financial statements.

 182  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Investment income

Dividend income	$ —	$ —	$ —	$ —	$ —
Variable account expenses	55,455,553	103,110,328	31,161,680	57,528,402	17,221,585

Investment income (loss) — net	(55,455,553)	(103,110,328)	(31,161,680)	(57,528,402)	(17,221,585)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	258,869,575	931,220,565	274,221,758	1,109,405,973	131,388,843
Cost of investments sold	240,915,196	780,895,884	256,272,653	920,859,506	123,301,791

Net realized gain (loss) on sales of investments	17,954,379	150,324,681	17,949,105	188,546,467	8,087,052
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	519,855,907	971,622,712	327,210,835	538,744,942	127,832,579

Net gain (loss) on investments	537,810,286	1,121,947,393	345,159,940	727,291,409	135,919,631

Net increase (decrease) in net assets resulting from operations	$482,354,733	$1,018,837,065	$313,998,260	$ 669,763,007	$118,698,046

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Year ended Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Investment income

Dividend income	$ —	$ 4,848	$ —	$ —	$ —
Variable account expenses	33,619,715	49,592	29,619	12,081	9,554

Investment income (loss) — net	(33,619,715)	(44,744)	(29,619)	(12,081)	(9,554)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	290,466,600	770,536	392,376	200,164	204,604
Cost of investments sold	253,030,610	742,688	361,243	188,021	196,601

Net realized gain (loss) on sales of investments	37,435,990	27,848	31,133	12,143	8,003
Distributions from capital gains	—	76,404	—	—	—
Net change in unrealized appreciation or depreciation of investments	256,736,922	1,003,998	261,014	82,812	58,142

Net gain (loss) on investments	294,172,912	1,108,250	292,147	94,955	66,145

Net increase (decrease) in net assets resulting from operations	$260,553,197	$1,063,506	$262,528	$82,874	$56,591

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$ —	$ —	$ 32,274	$ 17,325	$ —
Variable account expenses	11,512	1,254,784	25,378	10,175	18,340

Investment income (loss) — net	(11,512)	(1,254,784)	6,896	7,150	(18,340)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	138,624	34,849,128	622,079	220,749	304,321
Cost of investments sold	133,956	28,620,379	622,215	222,683	291,464

Net realized gain (loss) on sales of investments	4,668	6,228,749	(136)	(1,934)	12,857
Distributions from capital gains	—	—	32,496	13,856	—
Net change in unrealized appreciation or depreciation of investments	122,485	12,354,287	(32,743)	136,996	127,043

Net gain (loss) on investments	127,153	18,583,036	(383)	148,918	139,900

Net increase (decrease) in net assets resulting from operations	$115,641	$17,328,252	$ 6,513	$156,068	$121,560

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  183

Statements of Operations

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Investment income

Dividend income	$ —	$ —	$ —	$ 12,796	$3,815,762
Variable account expenses	401,703	30,157	121,616	14,192	2,883,310

Investment income (loss) — net	(401,703)	(30,157)	(121,616)	(1,396)	932,452

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	12,516,235	721,114	3,336,775	579,694	73,994,795
Cost of investments sold	10,448,713	690,421	3,081,649	577,978	62,904,409

Net realized gain (loss) on sales of investments	2,067,522	30,693	255,126	1,716	11,090,386
Distributions from capital gains	—	—	—	9,540	30,227,779
Net change in unrealized appreciation or depreciation of investments	2,682,063	362,448	1,880,905	(4,318)	18,935,284

Net gain (loss) on investments	4,749,585	393,141	2,136,031	6,938	60,253,449

Net increase (decrease) in net assets resulting from operations	$ 4,347,882	$362,984	$2,014,415	$ 5,542	$61,185,901

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Investment income

Dividend income	$1,068,739	$ 435,376	$ 670,224	$ 67,325	$ —
Variable account expenses	3,123,877	260,808	457,717	646,587	634,902

Investment income (loss) — net	(2,055,138)	174,568	212,507	(579,262)	(634,902)

Realized and unrealized gain (loss) on investments — net

Realized gain (loss) on sales of investments:
Proceeds from sales	73,888,991	7,097,471	11,885,155	21,493,083	17,837,999
Cost of investments sold	62,572,083	6,652,796	11,400,274	19,708,658	15,941,455

Net realized gain (loss) on sales of investments	11,316,908	444,675	484,881	1,784,425	1,896,544
Distributions from capital gains	17,590,243	—	3,342,324	24,692	3,324,732
Net change in unrealized appreciation or depreciation of investments	35,541,585	2,874,271	1,919,681	8,592,854	517,703

Net gain (loss) on investments	64,448,736	3,318,946	5,746,886	10,401,971	5,738,979

Net increase (decrease) in net assets resulting from operations	$62,393,598	$3,493,514	$5,959,393	$ 9,822,709	$ 5,104,077

See accompanying notes to financial statements.

 184  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2012	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(86,217)	$505,567	$943,803	$(58,189)	$5,871
Net realized gain (loss) on sales of investments	(43,083)	(921,040)	(18,454,379)	127,425	(332,266)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,266,117	16,947,214	45,443,074	632,518	3,066,524

Net increase (decrease) in net assets resulting from operations	1,136,817	16,531,741	27,932,498	701,754	2,740,129

Contract transactions

Contract purchase payments	209,287	1,411,444	3,910,635	1,230,895	158,233
Net transfers(1)	(2,118,119)	(5,875,048)	(28,434,630)	582,705	(1,666,217)
Transfers for policy loans	770	(18,825)	84,777	340	(5,669)
Adjustments to net assets allocated to contracts in payment period	(1,334)	25,053	(52,515)	—	(2,941)
Contract charges	(9,793)	(86,731)	(307,122)	(2,646)	(6,896)
Contract terminations:
Surrender benefits	(817,141)	(11,876,246)	(21,428,725)	(280,210)	(2,307,350)
Death benefits	(8,688)	(1,151,128)	(1,993,667)	(19,629)	(146,612)

Increase (decrease) from contract transactions	(2,745,018)	(17,571,481)	(48,221,247)	1,511,455	(3,977,452)

Net assets at beginning of year	10,182,902	107,039,433	236,221,327	4,553,919	15,549,834

Net assets at end of year	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

Accumulation unit activity

Units outstanding at beginning of year	10,598,044	96,883,271	203,415,085	4,342,462	14,468,886
Contract purchase payments	201,584	1,164,626	3,674,043	1,010,523	134,855
Net transfers(1)	(2,045,756)	(4,646,325)	(23,384,819)	506,243	(1,416,790)
Transfers for policy loans	706	(14,841)	66,963	291	(4,530)
Contract charges	(9,453)	(71,055)	(245,686)	(2,263)	(5,901)
Contract terminations:
Surrender benefits	(791,299)	(9,648,433)	(16,707,045)	(240,022)	(1,974,529)
Death benefits	(8,779)	(939,827)	(1,706,232)	(17,362)	(127,749)

Units outstanding at end of year	7,945,047	82,727,416	165,112,309	5,599,872	11,074,242

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  185

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2012 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$(56,808)	$377,150	$(242,824)	$490,645	$1,672,770
Net realized gain (loss) on sales of investments	1,024,923	775,955	702,001	(620,701)	(2,642,546)
Distributions from capital gains	—	2,233,365	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,328,052	2,265,079	2,802,864	6,150,898	25,591,487

Net increase (decrease) in net assets resulting from operations	7,296,167	5,651,549	3,262,041	6,020,842	24,621,711

Contract transactions

Contract purchase payments	515,781	564,673	492,535	542,320	5,075,012
Net transfers(1)	(4,447,525)	(62,222)	(657,760)	(1,861,031)	(8,898,101)
Transfers for policy loans	13,659	2,351	10,015	25,453	49,303
Adjustments to net assets allocated to contracts in payment period	(8,520)	(8,434)	(503)	(5,382)	(26,485)
Contract charges	(30,304)	(43,790)	(25,886)	(18,601)	(143,640)
Contract terminations:
Surrender benefits	(4,597,296)	(3,386,652)	(2,295,969)	(7,027,458)	(18,059,699)
Death benefits	(436,148)	(372,286)	(179,766)	(493,481)	(1,846,467)

Increase (decrease) from contract transactions	(8,990,353)	(3,306,360)	(2,657,334)	(8,838,180)	(23,850,077)

Net assets at beginning of year	40,921,816	38,863,019	25,617,504	47,555,923	188,948,350

Net assets at end of year	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

Accumulation unit activity

Units outstanding at beginning of year	33,915,051	35,063,145	24,049,782	27,809,976	140,722,536
Contract purchase payments	390,293	446,984	405,515	295,309	3,862,905
Net transfers(1)	(3,361,206)	(31,415)	(517,998)	(1,001,493)	(5,561,062)
Transfers for policy loans	10,250	2,213	8,554	13,967	30,488
Contract charges	(23,215)	(36,197)	(21,979)	(10,167)	(98,626)
Contract terminations:
Surrender benefits	(3,489,500)	(2,938,252)	(1,950,631)	(3,835,533)	(12,030,883)
Death benefits	(340,007)	(306,661)	(156,555)	(272,938)	(1,302,178)

Units outstanding at end of year	27,101,666	32,199,817	21,816,688	22,999,121	125,623,180

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 186  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Period ended Dec. 31, 2012 (continued)	Alloc, Cl III(2)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

Operations

Investment income (loss) — net	$129,765	$83,892	$(2,161,710)	$(89,311)	$(3,012,129)
Net realized gain (loss) on sales of investments	12,902	243,259	3,458,238	1	37,181
Distributions from capital gains	36,840	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	242,216	1,944,162	25,206,058	2	(37,242)

Net increase (decrease) in net assets resulting from operations	421,723	2,271,313	26,502,586	(89,308)	(3,012,190)

Contract transactions

Contract purchase payments	1,266,850	458,705	3,603,078	10,956,379	17,149,735
Net transfers(1)	10,053,489	(99,710)	(4,446,351)	(10,471,564)	(22,855,834)
Transfers for policy loans	(2,311)	4,073	66,186	(97,395)	334,584
Adjustments to net assets allocated to contracts in payment period	33,778	(8,210)	(419,953)	—	(1,342,433)
Contract charges	(2,801)	(22,577)	(172,554)	(998)	(280,577)
Contract terminations:
Surrender benefits	(392,697)	(2,306,698)	(20,519,670)	(1,329,970)	(76,865,493)
Death benefits	(10,149)	(102,964)	(3,955,729)	(61,266)	(5,775,198)

Increase (decrease) from contract transactions	10,946,159	(2,077,381)	(25,844,993)	(1,004,814)	(89,635,216)

Net assets at beginning of year	—	23,915,287	211,287,824	8,795,903	387,974,236

Net assets at end of year	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

Accumulation unit activity

Units outstanding at beginning of year	—	21,308,769	156,898,748	8,933,511	335,562,699
Contract purchase payments	1,267,196	375,420	2,568,741	11,184,634	15,490,669
Net transfers(1)	10,148,466	(69,824)	(3,606,766)	(10,689,072)	(21,513,103)
Transfers for policy loans	(2,355)	3,457	30,256	(99,957)	282,546
Contract charges	(2,780)	(18,751)	(117,853)	(1,022)	(243,207)
Contract terminations:
Surrender benefits	(387,377)	(1,909,180)	(13,962,892)	(1,356,851)	(66,591,588)
Death benefits	(9,957)	(83,414)	(2,803,442)	(62,656)	(5,220,553)

Units outstanding at end of year	11,013,193	19,606,477	139,006,792	7,908,587	257,767,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  187

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$559,470	$29,860,466	$(59,405)	$(6,894,513)	$(49,173)
Net realized gain (loss) on sales of investments	37,249	8,842,774	60,709	18,312,154	(86,659)
Distributions from capital gains	526,901	26,128,545	—	—	150,009
Net change in unrealized appreciation or depreciation of investments	48,489	(269,237)	560,592	82,437,103	1,126,628

Net increase (decrease) in net assets resulting from operations	1,172,109	64,562,548	561,896	93,854,744	1,140,805

Contract transactions

Contract purchase payments	14,315,302	11,112,224	2,803,692	10,924,407	2,692,558
Net transfers(1)	1,301,075	31,027,011	256,464	(81,608,611)	365,529
Transfers for policy loans	(3,944)	105,982	—	293,084	119
Adjustments to net assets allocated to contracts in payment period	—	(751,859)	—	(492,992)	—
Contract charges	(2,147)	(1,074,426)	(1,327)	(696,076)	(1,808)
Contract terminations:
Surrender benefits	(438,608)	(105,338,691)	(107,153)	(76,724,238)	(85,905)
Death benefits	(396,322)	(13,841,929)	(191,549)	(7,902,232)	(49,473)

Increase (decrease) from contract transactions	14,775,356	(78,761,688)	2,760,127	(156,206,658)	2,921,020

Net assets at beginning of year	13,068,770	1,017,798,746	3,917,744	770,563,042	4,460,943

Net assets at end of year	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

Accumulation unit activity

Units outstanding at beginning of year	12,209,738	642,765,007	3,456,995	533,664,505	4,693,363
Contract purchase payments	12,908,082	7,236,358	2,275,042	7,441,680	2,615,437
Net transfers(1)	1,180,237	18,565,015	195,087	(52,210,359)	361,984
Transfers for policy loans	(3,512)	62,466	—	169,634	109
Contract charges	(1,922)	(668,324)	(1,067)	(466,893)	(1,732)
Contract terminations:
Surrender benefits	(394,705)	(62,925,269)	(86,226)	(47,286,502)	(82,833)
Death benefits	(358,101)	(8,704,919)	(154,225)	(5,065,635)	(47,312)

Units outstanding at end of year	25,539,817	596,330,334	5,685,606	436,246,430	7,539,016

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 188  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

Operations

Investment income (loss) — net	$(1,558,504)	$91,921	$5,895,703	$5,587,215	$697,453
Net realized gain (loss) on sales of investments	7,316,070	6,946	4,803,366	208,252	7,555
Distributions from capital gains	6,155,220	35,901	1,788,655	—	—
Net change in unrealized appreciation or depreciation of investments	36,274,035	204,096	5,448,099	6,786,487	707,960

Net increase (decrease) in net assets resulting from operations	48,186,821	338,864	17,935,823	12,581,954	1,412,968

Contract transactions

Contract purchase payments	4,456,206	3,289,314	3,384,037	3,294,186	5,786,752
Net transfers(1)	(23,876,908)	740,765	(13,865,435)	2,204,807	2,344,204
Transfers for policy loans	124,271	34	77,135	3,111	68
Adjustments to net assets allocated to contracts in payment period	(36,170)	—	(68,790)	(47,640)	—
Contract charges	(318,386)	(746)	(354,442)	(111,290)	(1,504)
Contract terminations:
Surrender benefits	(26,760,396)	(201,022)	(34,243,547)	(7,045,866)	(250,459)
Death benefits	(1,858,118)	(57,890)	(4,610,831)	(1,355,111)	(157,318)

Increase (decrease) from contract transactions	(48,269,501)	3,770,455	(49,681,873)	(3,057,803)	7,721,743

Net assets at beginning of year	272,219,219	5,155,986	357,712,168	91,357,090	6,673,764

Net assets at end of year	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

Accumulation unit activity

Units outstanding at beginning of year	148,253,781	4,795,697	208,801,446	67,798,086	5,927,480
Contract purchase payments	2,410,210	2,983,938	2,058,581	2,417,149	4,774,415
Net transfers(1)	(12,051,537)	661,959	(8,157,280)	1,514,136	1,930,867
Transfers for policy loans	68,362	30	40,368	2,083	53
Contract charges	(157,509)	(673)	(206,161)	(77,071)	(1,224)
Contract terminations:
Surrender benefits	(13,103,247)	(182,460)	(18,877,138)	(4,887,196)	(204,929)
Death benefits	(949,697)	(52,495)	(2,733,277)	(941,970)	(128,006)

Units outstanding at end of year	124,470,363	8,205,996	180,926,539	65,825,217	12,298,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  189

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Year ended Dec. 31, 2012 (continued)	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$28,990,625	$301,244	$12,241,024	$8,118	$526,344
Net realized gain (loss) on sales of investments	3,854,383	22,853	1,340,601	(7,041)	1,074,559
Distributions from capital gains	—	116,488	4,407,781	—	—
Net change in unrealized appreciation or depreciation of investments	28,990,865	327,652	9,821,379	238,206	14,086,091

Net increase (decrease) in net assets resulting from operations	61,835,873	768,237	27,810,785	239,283	15,686,994

Contract transactions

Contract purchase payments	4,812,200	3,619,234	2,271,338	765,546	1,637,660
Net transfers(1)	6,124,901	686,278	16,218,310	94,412	(11,049,252)
Transfers for policy loans	59,237	—	1,566	170	138,299
Adjustments to net assets allocated to contracts in payment period	(356,282)	—	150,142	—	(99,959)
Contract charges	(273,723)	(1,100)	(278,123)	(330)	(87,062)
Contract terminations:
Surrender benefits	(47,993,025)	(175,102)	(21,470,037)	(37,503)	(11,700,525)
Death benefits	(5,735,322)	(64,452)	(2,389,397)	(404)	(1,151,259)

Increase (decrease) from contract transactions	(43,362,014)	4,064,858	(5,496,201)	821,891	(22,312,098)

Net assets at beginning of year	439,609,364	4,389,024	200,838,752	1,128,846	106,020,712

Net assets at end of year	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

Accumulation unit activity

Units outstanding at beginning of year	242,258,810	3,907,099	131,374,587	1,092,752	101,841,682
Contract purchase payments	2,614,512	2,994,628	1,412,252	686,753	1,451,800
Net transfers(1)	3,819,171	544,553	10,169,443	80,964	(10,309,280)
Transfers for policy loans	30,760	—	1,106	146	121,178
Contract charges	(141,857)	(917)	(171,363)	(294)	(78,133)
Contract terminations:
Surrender benefits	(24,290,786)	(144,264)	(13,026,683)	(33,615)	(10,288,334)
Death benefits	(2,974,205)	(50,647)	(1,470,328)	(372)	(1,020,449)

Units outstanding at end of year	221,316,405	7,250,452	128,289,014	1,826,334	81,718,464

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 190  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

Operations

Investment income (loss) — net	$(21,076)	$(1,085,615)	$(7,627)	$(3,846,439)	$66,025
Net realized gain (loss) on sales of investments	34,788	394,666	5,891	138,455	26,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	259,458	22,786,646	52,068	51,416,258	115,126

Net increase (decrease) in net assets resulting from operations	273,170	22,095,697	50,332	47,708,274	207,947

Contract transactions

Contract purchase payments	1,299,764	1,922,876	581,430	5,707,761	2,823,036
Net transfers(1)	(13,485)	(8,495,453)	222,386	(18,098,100)	(487,042)
Transfers for policy loans	305	109,219	—	471,026	34
Adjustments to net assets allocated to contracts in payment period	—	(65,696)	—	(608,613)	—
Contract charges	(213)	(139,218)	(71)	(790,551)	(562)
Contract terminations:
Surrender benefits	(31,712)	(12,285,433)	(10,565)	(40,980,079)	(334,473)
Death benefits	—	(894,003)	(363)	(3,813,734)	(48,742)

Increase (decrease) from contract transactions	1,254,659	(19,847,708)	792,817	(58,112,290)	1,952,251

Net assets at beginning of year	1,318,276	120,479,105	248,120	384,118,754	4,044,071

Net assets at end of year	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

Accumulation unit activity

Units outstanding at beginning of year	1,141,773	183,233,997	197,712	398,158,310	3,966,759
Contract purchase payments	984,233	2,489,558	423,330	5,203,540	2,679,284
Net transfers(1)	(12,228)	(11,718,028)	165,084	(18,691,867)	(462,011)
Transfers for policy loans	226	153,567	—	387,204	32
Contract charges	(162)	(183,968)	(52)	(777,478)	(534)
Contract terminations:
Surrender benefits	(24,041)	(16,402,679)	(7,616)	(38,022,181)	(318,385)
Death benefits	—	(1,208,412)	(249)	(3,704,740)	(45,822)

Units outstanding at end of year	2,089,801	156,364,035	778,209	342,552,788	5,819,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  191

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Period ended Dec. 31, 2012 (continued)	Gro, Cl 2(2)	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

Operations

Investment income (loss) — net	$(6,276,724)	$(400,604)	$1,253	$(8,313)	$(936,705)
Net realized gain (loss) on sales of investments	72,800	9,740,971	(4,634,412)	(6,074)	3,849,173
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	44,461,745	11,330,902	11,952,584	65,594	6,875,079

Net increase (decrease) in net assets resulting from operations	38,257,821	20,671,269	7,319,425	51,207	9,787,547

Contract transactions

Contract purchase payments	1,848,132,502	2,764,904	1,623,534	238,647	1,446,990
Net transfers(1)	101,187,765	(22,819,241)	(8,923,266)	51,238	(10,864,819)
Transfers for policy loans	—	11,015	14,740	—	100,695
Adjustments to net assets allocated to contracts in payment period	—	(29,992)	(20,012)	—	(82,281)
Contract charges	(5,703)	(231,651)	(35,874)	(325)	(93,666)
Contract terminations:
Surrender benefits	(879,556)	(17,330,025)	(3,551,326)	(16,542)	(10,843,635)
Death benefits	(813,030)	(1,360,436)	(216,114)	—	(853,528)

Increase (decrease) from contract transactions	1,947,621,978	(38,995,426)	(11,108,318)	273,018	(21,190,244)

Net assets at beginning of year	—	185,686,417	49,130,956	548,255	98,157,686

Net assets at end of year	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

Accumulation unit activity

Units outstanding at beginning of year	—	174,066,949	56,806,756	515,090	83,644,662
Contract purchase payments	1,847,149,185	2,327,129	1,692,596	202,689	1,160,174
Net transfers(1)	100,633,616	(19,381,209)	(9,579,251)	43,774	(8,324,426)
Transfers for policy loans	—	8,204	15,982	—	85,648
Contract charges	(5,643)	(194,758)	(38,311)	(278)	(74,195)
Contract terminations:
Surrender benefits	(872,616)	(14,862,163)	(3,863,988)	(14,303)	(8,513,321)
Death benefits	(800,625)	(1,165,028)	(229,445)	—	(676,992)

Units outstanding at end of year	1,946,103,917	140,799,124	44,804,339	746,972	67,301,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 192  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Year ended Dec. 31, 2012 (continued)	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

Operations

Investment income (loss) — net	$(14,455)	$(752,043)	$(1,191,161)	$(14,089)	$(227,956)
Net realized gain (loss) on sales of investments	6,067	(653,920)	5,280,870	19,421	881,928
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	206,412	14,998,190	14,181,827	186,799	3,437,791

Net increase (decrease) in net assets resulting from operations	198,024	13,592,227	18,271,536	192,131	4,091,763

Contract transactions

Contract purchase payments	556,559	1,387,623	4,331,597	643,044	291,546
Net transfers(1)	66,023	(13,926,212)	(2,539,572)	61,874	(986,335)
Transfers for policy loans	—	22,504	47,229	—	12,970
Adjustments to net assets allocated to contracts in payment period	—	(5,730)	(61,149)	—	(1,947)
Contract charges	(437)	(71,627)	(103,777)	(203)	(17,702)
Contract terminations:
Surrender benefits	(20,652)	(7,216,813)	(14,460,953)	(16,377)	(2,552,431)
Death benefits	(3,310)	(691,050)	(1,173,566)	—	(228,850)

Increase (decrease) from contract transactions	598,183	(20,501,305)	(13,960,191)	688,338	(3,482,749)

Net assets at beginning of year	991,371	85,947,883	129,621,631	734,689	24,665,890

Net assets at end of year	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

Accumulation unit activity

Units outstanding at beginning of year	867,885	74,819,732	134,954,041	628,885	21,869,264
Contract purchase payments	446,808	1,155,982	3,924,497	521,591	241,712
Net transfers(1)	51,817	(11,045,902)	(2,559,326)	55,439	(689,091)
Transfers for policy loans	—	16,627	45,232	—	10,116
Contract charges	(347)	(57,294)	(98,440)	(161)	(14,390)
Contract terminations:
Surrender benefits	(16,358)	(5,545,340)	(13,785,227)	(12,826)	(2,023,291)
Death benefits	(2,660)	(555,693)	(1,105,384)	—	(184,102)

Units outstanding at end of year	1,347,145	58,788,112	121,375,393	1,192,928	19,210,218

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  193

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

Operations

Investment income (loss) — net	$(12,893)	$(438,135)	$(23,566)	$53,293	$327,292
Net realized gain (loss) on sales of investments	2,446	160,241	12,025	986,544	72,295
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	135,100	8,202,024	22,595	665,950	568,142

Net increase (decrease) in net assets resulting from operations	124,653	7,924,130	11,054	1,705,787	967,729

Contract transactions

Contract purchase payments	695,140	781,140	4,437,701	4,239,067	6,826,454
Net transfers(1)	31,505	(5,501,215)	(1,841,300)	(2,986,339)	1,226,645
Transfers for policy loans	—	3,791	—	26,285	—
Adjustments to net assets allocated to contracts in payment period	—	(16,779)	—	(97,389)	—
Contract charges	(183)	(42,177)	(819)	(157,816)	(1,401)
Contract terminations:
Surrender benefits	(25,673)	(5,107,094)	(291,118)	(30,511,793)	(200,019)
Death benefits	(6,985)	(366,711)	(11,514)	(3,448,635)	(319,896)

Increase (decrease) from contract transactions	693,804	(10,249,045)	2,292,950	(32,936,620)	7,531,783

Net assets at beginning of year	591,016	50,870,690	4,412,021	261,926,797	6,169,491

Net assets at end of year	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

Accumulation unit activity

Units outstanding at beginning of year	514,438	33,500,716	4,406,268	204,129,898	6,521,474
Contract purchase payments	540,013	506,180	4,417,972	3,545,613	6,784,010
Net transfers(1)	28,430	(3,266,824)	(1,833,598)	(1,975,013)	1,210,426
Transfers for policy loans	—	2,001	—	16,614	—
Contract charges	(143)	(25,398)	(815)	(122,539)	(1,400)
Contract terminations:
Surrender benefits	(20,627)	(2,942,015)	(290,995)	(23,370,456)	(198,336)
Death benefits	(5,540)	(221,669)	(11,464)	(2,687,181)	(313,787)

Units outstanding at end of year	1,056,571	27,552,991	6,687,368	179,536,936	14,002,387

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 194  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Period ended Dec. 31, 2012 (continued)	Return	Serv	VIP, Cl B(2)	Inc	Serv Cl 2

Operations

Investment income (loss) — net	$(736,864)	$(52,548)	$(22,567)	$8,011,645	$775,493
Net realized gain (loss) on sales of investments	(6,042,511)	(195,660)	4,521	744,498	(2,697,046)
Distributions from capital gains	—	—	—	2,828,139	—
Net change in unrealized appreciation or depreciation of investments	4,469,156	1,400,786	200,365	3,511,096	64,573,543

Net increase (decrease) in net assets resulting from operations	(2,310,219)	1,152,578	182,319	15,095,378	62,651,990

Contract transactions

Contract purchase payments	1,436,443	205,533	692,317	2,904,905	11,951,795
Net transfers(1)	(6,443,194)	(616,000)	7,441,598	6,232,092	(31,693,622)
Transfers for policy loans	9,096	(3,672)	533	11,246	53,819
Adjustments to net assets allocated to contracts in payment period	(19,209)	—	9,124	(38,521)	(42,849)
Contract charges	(52,203)	(3,995)	(1,389)	(217,434)	(312,183)
Contract terminations:
Surrender benefits	(7,831,968)	(365,554)	(176,429)	(25,903,213)	(41,172,635)
Death benefits	(569,711)	(100,668)	—	(3,206,413)	(3,703,225)

Increase (decrease) from contract transactions	(13,470,746)	(884,356)	7,965,754	(20,217,338)	(64,918,900)

Net assets at beginning of year	88,474,347	5,853,457	—	252,208,109	431,773,288

Net assets at end of year	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

Accumulation unit activity

Units outstanding at beginning of year	99,282,625	6,639,959	—	214,406,518	414,277,574
Contract purchase payments	1,610,290	210,120	713,641	2,393,372	10,234,461
Net transfers(1)	(7,309,638)	(646,964)	7,602,746	4,752,304	(27,560,465)
Transfers for policy loans	10,391	(3,739)	541	9,281	45,772
Contract charges	(58,970)	(4,086)	(1,410)	(178,582)	(270,367)
Contract terminations:
Surrender benefits	(8,842,786)	(381,598)	(177,911)	(21,217,705)	(36,005,291)
Death benefits	(644,405)	(103,361)	—	(2,642,079)	(3,233,772)

Units outstanding at end of year	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  195

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$660,915	$1,510,336	$(441,163)	$(2,697,556)	$175,873
Net realized gain (loss) on sales of investments	(42,409)	2,132,024	8,795,112	15,683,312	(1,102,228)
Distributions from capital gains	25,430	64,736	8,631,268	39,326,965	63,028
Net change in unrealized appreciation or depreciation of investments	8,420,458	18,360,903	(1,051,949)	15,133,447	4,507,883

Net increase (decrease) in net assets resulting from operations	9,064,394	22,067,999	15,933,268	67,446,168	3,644,556

Contract transactions

Contract purchase payments	545,532	1,663,297	1,305,110	10,735,423	263,528
Net transfers(1)	(3,115,379)	(8,473,295)	(14,205,918)	(62,668,075)	(2,465,586)
Transfers for policy loans	62,848	26,560	52,332	70,671	4,344
Adjustments to net assets allocated to contracts in payment period	(4,339)	(49,889)	(104,619)	(306,374)	(14,408)
Contract charges	(28,249)	(115,812)	(55,627)	(514,900)	(9,171)
Contract terminations:
Surrender benefits	(7,956,003)	(13,909,008)	(16,971,965)	(45,462,644)	(2,831,980)
Death benefits	(500,016)	(1,395,201)	(1,114,692)	(4,369,463)	(121,829)

Increase (decrease) from contract transactions	(10,995,606)	(22,253,348)	(31,095,379)	(102,515,362)	(5,175,102)

Net assets at beginning of year	55,469,217	134,697,014	124,443,417	527,033,032	20,771,845

Net assets at end of year	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

Accumulation unit activity

Units outstanding at beginning of year	52,168,699	115,743,747	36,566,346	279,200,512	20,617,994
Contract purchase payments	461,024	1,279,277	352,745	6,256,823	238,623
Net transfers(1)	(2,632,346)	(6,565,649)	(3,852,427)	(30,508,056)	(2,227,876)
Transfers for policy loans	53,602	20,566	13,984	28,564	4,367
Contract charges	(23,976)	(89,950)	(15,077)	(250,769)	(8,324)
Contract terminations:
Surrender benefits	(6,741,220)	(10,767,185)	(4,582,019)	(20,844,815)	(2,565,882)
Death benefits	(430,079)	(1,085,143)	(304,393)	(2,127,857)	(113,780)

Units outstanding at end of year	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 196  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Year ended Dec. 31, 2012 (continued)	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

Operations

Investment income (loss) — net	$594,146	$(1,325,122)	$(143,047)	$1,578,426	$573,562
Net realized gain (loss) on sales of investments	(2,684,722)	(11,732,143)	6,023,182	(595,394)	1,533,211
Distributions from capital gains	263,101	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	16,559,902	48,187,345	17,830,486	16,728,967	37,616,461

Net increase (decrease) in net assets resulting from operations	14,732,427	35,130,080	23,710,621	17,711,999	39,723,234

Contract transactions

Contract purchase payments	1,440,279	2,482,576	3,086,159	3,461,341	2,469,716
Net transfers(1)	(11,656,019)	(6,598,706)	(18,913,991)	(15,026,237)	(27,882,780)
Transfers for policy loans	31,854	53,873	43,134	3,298	(15,236)
Adjustments to net assets allocated to contracts in payment period	(24,067)	(38,293)	97,015	(47,574)	(82,051)
Contract charges	(63,626)	(123,956)	(99,598)	(97,487)	(270,333)
Contract terminations:
Surrender benefits	(7,633,356)	(13,606,794)	(13,780,056)	(11,804,635)	(26,796,045)
Death benefits	(738,355)	(1,204,299)	(1,307,579)	(1,558,691)	(2,032,043)

Increase (decrease) from contract transactions	(18,643,290)	(19,035,599)	(30,874,916)	(25,069,985)	(54,608,772)

Net assets at beginning of year	84,069,312	141,421,973	153,562,279	143,695,608	248,013,796

Net assets at end of year	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

Accumulation unit activity

Units outstanding at beginning of year	73,792,598	92,120,697	78,143,554	119,594,460	99,503,413
Contract purchase payments	1,216,245	1,630,830	1,970,523	2,889,911	938,486
Net transfers(1)	(9,438,088)	(3,216,724)	(9,230,365)	(11,423,990)	(10,227,611)
Transfers for policy loans	25,098	25,723	15,160	(2,489)	(1,929)
Contract charges	(50,636)	(70,096)	(47,697)	(75,581)	(99,500)
Contract terminations:
Surrender benefits	(5,902,009)	(7,170,188)	(6,087,973)	(8,859,039)	(9,778,478)
Death benefits	(594,683)	(656,687)	(613,775)	(1,255,060)	(757,260)

Units outstanding at end of year	59,048,525	82,663,555	64,149,427	100,868,212	79,577,121

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  197

Statements of Changes in Net Assets

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Year ended Dec. 31, 2012 (continued)	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

Operations

Investment income (loss) — net	$19,020	$1,225,570	$(304,868)	$189,132	$82,724
Net realized gain (loss) on sales of investments	198,199	(110,746)	4,509,773	98,553	69,796
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	661,672	17,015,835	7,376,146	2,083,144	1,124,385

Net increase (decrease) in net assets resulting from operations	878,891	18,130,659	11,581,051	2,370,829	1,276,905

Contract transactions

Contract purchase payments	89,945	1,510,286	1,417,131	256,033	201,196
Net transfers(1)	(761,887)	(10,726,919)	(4,024,457)	2,512,995	1,800,237
Transfers for policy loans	3,361	37,566	173,803	(1,036)	(1,507)
Adjustments to net assets allocated to contracts in payment period	(3,402)	33,008	(150,332)	4,474	(18)
Contract charges	(4,277)	(328,213)	(99,641)	(11,717)	(6,189)
Contract terminations:
Surrender benefits	(978,197)	(13,246,488)	(11,921,327)	(1,784,839)	(393,172)
Death benefits	(50,398)	(1,162,757)	(1,334,950)	(75,593)	(1,362)

Increase (decrease) from contract transactions	(1,704,855)	(23,883,517)	(15,939,773)	900,317	1,599,185

Net assets at beginning of year	7,833,506	140,631,286	97,973,056	12,873,244	6,773,419

Net assets at end of year	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

Accumulation unit activity

Units outstanding at beginning of year	4,519,644	141,994,411	49,041,254	14,025,198	7,397,995
Contract purchase payments	47,817	1,386,801	666,945	256,886	200,349
Net transfers(1)	(406,793)	(9,809,030)	(1,895,995)	2,511,860	1,797,626
Transfers for policy loans	2,017	34,607	81,556	(1,155)	(1,379)
Contract charges	(2,283)	(300,752)	(46,823)	(11,599)	(6,167)
Contract terminations:
Surrender benefits	(521,307)	(12,213,822)	(5,578,832)	(1,769,630)	(392,712)
Death benefits	(28,168)	(1,082,824)	(639,728)	(76,819)	(1,270)

Units outstanding at end of year	3,610,927	120,009,391	41,628,377	14,934,741	8,994,442

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 198  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Period ended Dec. 31, 2012 (continued)	Ser II	Ser II	Ser I	Ser I(2)	Ser II(2)

Operations

Investment income (loss) — net	$(235,435)	$359,995	$(235,747)	$(79,332)	$(460,502)
Net realized gain (loss) on sales of investments	591,759	1,265,822	1,788,956	(95,946)	(439,174)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,068	11,195,754	1,305,337	(332,999)	(1,980,428)

Net increase (decrease) in net assets resulting from operations	4,520,392	12,821,571	2,858,546	(508,277)	(2,880,104)

Contract transactions

Contract purchase payments	381,119	1,398,897	405,359	240,992	373,634
Net transfers(1)	1,051,431	(6,475,074)	(1,597,035)	15,075,400	85,865,514
Transfers for policy loans	(20,562)	35,229	(6,397)	7,093	7,880
Adjustments to net assets allocated to contracts in payment period	33,460	(10,383)	(112)	47,849	9,288
Contract charges	(21,023)	(112,423)	(59,144)	(6,502)	(259,988)
Contract terminations:
Surrender benefits	(1,908,928)	(8,570,067)	(2,881,378)	(1,206,268)	(4,272,394)
Death benefits	(99,306)	(759,874)	(162,314)	(72,653)	(432,929)

Increase (decrease) from contract transactions	(583,809)	(14,493,695)	(4,301,021)	14,085,911	81,291,005

Net assets at beginning of year	23,253,129	96,505,294	27,144,888	—	—

Net assets at end of year	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

Accumulation unit activity

Units outstanding at beginning of year	21,100,384	78,212,612	32,295,781	—	—
Contract purchase payments	305,158	1,079,170	426,449	254,381	395,304
Net transfers(1)	883,669	(4,911,757)	(1,643,965)	15,046,959	85,857,287
Transfers for policy loans	(16,593)	25,646	(6,691)	7,863	8,391
Contract charges	(16,993)	(86,633)	(63,399)	(6,871)	(274,949)
Contract terminations:
Surrender benefits	(1,551,235)	(6,356,201)	(3,084,110)	(1,268,189)	(4,505,296)
Death benefits	(80,523)	(575,222)	(181,705)	(77,360)	(452,991)

Units outstanding at end of year	20,623,867	67,387,615	27,742,360	13,956,783	81,027,746

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  199

Statements of Changes in Net Assets

	Invesco VI	Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Comstock,	Mid Cap	Mid Cap	Enterprise,	Global
Period ended Dec. 31, 2012 (continued)	Ser II	Gro, Ser I(2)	Gro, Ser II(2)	Serv	Tech, Serv

Operations

Investment income (loss) — net	$1,265,942	$(90,403)	$(127,190)	$(115,432)	$(150,266)
Net realized gain (loss) on sales of investments	711,406	(130,466)	(205,210)	379,428	581,137
Distributions from capital gains	—	4,955	6,648	—	—
Net change in unrealized appreciation or depreciation of investments	33,669,078	(264,938)	(344,927)	1,841,022	2,576,648

Net increase (decrease) in net assets resulting from operations	35,646,426	(480,852)	(670,679)	2,105,018	3,007,519

Contract transactions

Contract purchase payments	2,340,848	140,845	264,058	198,608	219,804
Net transfers(1)	(24,099,877)	16,835,309	22,651,067	(984,655)	(1,570,460)
Transfers for policy loans	35,411	10,404	(9,321)	23,075	14,243
Adjustments to net assets allocated to contracts in payment period	(38,104)	65,961	11,224	—	(4,624)
Contract charges	(550,725)	(7,388)	(10,017)	(11,016)	(11,772)
Contract terminations:
Surrender benefits	(16,862,456)	(1,300,252)	(1,663,513)	(1,754,867)	(1,968,120)
Death benefits	(1,767,720)	(150,329)	(120,909)	(67,085)	(137,034)

Increase (decrease) from contract transactions	(40,942,623)	15,594,550	21,122,589	(2,595,940)	(3,457,963)

Net assets at beginning of year	213,630,048	—	—	14,127,072	17,444,986

Net assets at end of year	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

Accumulation unit activity

Units outstanding at beginning of year	184,224,749	—	—	20,139,443	34,118,371
Contract purchase payments	1,881,064	149,674	279,107	256,523	381,650
Net transfers(1)	(18,686,298)	16,782,020	22,550,571	(1,285,919)	(2,731,934)
Transfers for policy loans	26,069	11,075	(9,398)	30,331	25,159
Contract charges	(425,178)	(7,810)	(10,593)	(14,330)	(20,335)
Contract terminations:
Surrender benefits	(13,024,031)	(1,375,718)	(1,757,069)	(2,287,271)	(3,389,431)
Death benefits	(1,376,448)	(158,496)	(128,105)	(88,375)	(247,223)

Units outstanding at end of year	152,619,927	15,400,745	20,924,513	16,750,402	28,136,257

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 27, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 200  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Period ended Dec. 31, 2012 (continued)	Serv	Mod, Serv(2)	Serv	Cl I	Serv Cl

Operations

Investment income (loss) — net	$(279,033)	$5,162	$(203,496)	$(51,572)	$(484,021)
Net realized gain (loss) on sales of investments	2,127,787	1,755	925,849	336,931	2,396,301
Distributions from capital gains	1,007,953	3,395	8,437,952	438,289	3,603,337
Net change in unrealized appreciation or depreciation of investments	6,727,572	8,529	(108,913)	770,405	5,147,807

Net increase (decrease) in net assets resulting from operations	9,584,279	18,841	9,051,392	1,494,053	10,663,424

Contract transactions

Contract purchase payments	1,056,994	34,268	918,009	187,181	1,070,457
Net transfers(1)	(6,730,728)	419,111	(15,357,895)	1,897,933	(1,476,143)
Transfers for policy loans	18,965	—	16,487	518	(2,450)
Adjustments to net assets allocated to contracts in payment period	(1,758)	—	(46,198)	—	(13,922)
Contract charges	(133,190)	(11)	(44,782)	(8,682)	(53,750)
Contract terminations:
Surrender benefits	(4,870,731)	(14,923)	(11,579,038)	(457,868)	(7,806,065)
Death benefits	(614,080)	—	(525,341)	(80,137)	(561,856)

Increase (decrease) from contract transactions	(11,274,528)	438,445	(26,618,758)	1,538,945	(8,843,729)

Net assets at beginning of year	58,201,899	—	85,783,467	7,845,851	70,257,234

Net assets at end of year	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

Accumulation unit activity

Units outstanding at beginning of year	64,495,877	—	70,950,056	7,456,616	89,085,787
Contract purchase payments	1,037,784	32,336	706,999	157,049	1,121,597
Net transfers(1)	(6,609,220)	420,979	(11,928,494)	1,581,997	(2,161,548)
Transfers for policy loans	18,557	—	12,521	493	170
Contract charges	(131,314)	(11)	(34,794)	(7,254)	(60,794)
Contract terminations:
Surrender benefits	(4,784,799)	(14,183)	(8,960,428)	(382,030)	(9,159,908)
Death benefits	(605,059)	—	(424,119)	(67,326)	(611,055)

Units outstanding at end of year	53,421,826	439,121	50,321,741	8,739,545	78,214,249

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  201

Statements of Changes in Net Assets

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Year ended Dec. 31, 2012 (continued)	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

Operations

Investment income (loss) — net	$(482,326)	$13,289,554	$(228,972)	$(514,156)	$(18,191)
Net realized gain (loss) on sales of investments	720,246	3,765,785	11,287	(475,352)	(621,890)
Distributions from capital gains	5,254,319	—	—	6,826,382	—
Net change in unrealized appreciation or depreciation of investments	4,808,626	10,835,655	15,853,782	(1,829,908)	3,579,774

Net increase (decrease) in net assets resulting from operations	10,300,865	27,890,994	15,636,097	4,006,966	2,939,693

Contract transactions

Contract purchase payments	636,743	6,472,624	949,289	1,843,128	276,572
Net transfers(1)	(7,057,856)	(11,911,170)	(2,607,613)	(14,949,180)	(1,919,664)
Transfers for policy loans	(13,252)	6,402	(3,128)	8,029	1,134
Adjustments to net assets allocated to contracts in payment period	(5,156)	22,892	(126,271)	(33,349)	11,301
Contract charges	(42,764)	(169,597)	(57,578)	(39,638)	(36,794)
Contract terminations:
Surrender benefits	(6,254,871)	(21,129,459)	(6,014,433)	(4,757,391)	(1,460,923)
Death benefits	(329,378)	(2,974,721)	(543,639)	(321,293)	(132,671)

Increase (decrease) from contract transactions	(13,066,534)	(29,683,029)	(8,403,373)	(18,249,694)	(3,261,045)

Net assets at beginning of year	55,683,183	241,228,781	57,824,305	58,188,777	18,305,505

Net assets at end of year	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

Accumulation unit activity

Units outstanding at beginning of year	47,311,942	121,679,827	61,295,983	47,463,286	22,062,692
Contract purchase payments	465,097	3,499,001	867,508	1,376,088	298,106
Net transfers(1)	(5,367,980)	(5,118,185)	(2,446,876)	(11,617,434)	(2,130,101)
Transfers for policy loans	(10,712)	(3,424)	(2,703)	5,778	1,658
Contract charges	(32,081)	(82,153)	(52,766)	(30,181)	(40,571)
Contract terminations:
Surrender benefits	(4,678,399)	(9,700,050)	(5,531,347)	(3,674,036)	(1,641,967)
Death benefits	(236,364)	(1,421,976)	(505,285)	(249,247)	(149,151)

Units outstanding at end of year	37,451,503	108,853,040	53,624,514	33,274,254	18,400,666

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 202  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Year ended Dec. 31, 2012 (continued)	Cl S	Serv	Srv	VA, Serv	Serv

Operations

Investment income (loss) — net	$(32,319)	$921,953	$39,219,998	$(366,133)	$3,587
Net realized gain (loss) on sales of investments	53,314	(128,789)	8,485,938	1,581,146	9,118
Distributions from capital gains	—	—	9,009,884	—	—
Net change in unrealized appreciation or depreciation of investments	302,343	15,632,054	38,652,915	8,448,040	459,433

Net increase (decrease) in net assets resulting from operations	323,338	16,425,218	95,368,735	9,663,053	472,138

Contract transactions

Contract purchase payments	332,526	3,047,045	9,024,356	1,757,261	115,806
Net transfers(1)	(234,278)	(9,383,623)	(25,538,145)	(4,919,337)	(460,772)
Transfers for policy loans	3,553	(6,395)	13,346	9,769	3,873
Adjustments to net assets allocated to contracts in payment period	—	(35,143)	(68,858)	5,235	—
Contract charges	(3,290)	(60,629)	(767,303)	(45,395)	(2,869)
Contract terminations:
Surrender benefits	(271,242)	(6,423,035)	(80,474,890)	(4,901,464)	(188,691)
Death benefits	(49,413)	(898,412)	(11,290,074)	(440,999)	(20,315)

Increase (decrease) from contract transactions	(222,144)	(13,760,192)	(109,101,568)	(8,534,930)	(552,968)

Net assets at beginning of year	3,451,064	89,944,701	836,908,170	61,074,608	4,171,834

Net assets at end of year	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

Accumulation unit activity

Units outstanding at beginning of year	3,129,121	70,702,104	601,875,970	48,318,473	4,580,511
Contract purchase payments	281,647	2,402,612	6,196,982	1,349,688	118,826
Net transfers(1)	(199,869)	(6,680,834)	(17,719,602)	(3,486,953)	(470,867)
Transfers for policy loans	3,068	(5,175)	8,839	6,719	3,927
Contract charges	(2,824)	(44,044)	(519,622)	(32,618)	(2,929)
Contract terminations:
Surrender benefits	(233,200)	(4,521,784)	(53,948,419)	(3,415,544)	(194,656)
Death benefits	(42,582)	(666,244)	(7,717,219)	(307,559)	(20,738)

Units outstanding at end of year	2,935,361	61,186,635	528,176,929	42,432,206	4,014,074

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  203

Statements of Changes in Net Assets

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Period ended Dec. 31, 2012 (continued)	Advisor Cl	Advisor Cl(2)	Cl IB	Cl IB	Gro, Cl IA

Operations

Investment income (loss) — net	$10,956,645	$34,284	$85,863	$310,972	$(427,914)
Net realized gain (loss) on sales of investments	148,117	2,055	199,284	(1,575,355)	(333,377)
Distributions from capital gains	—	12,843	1,578,711	—	—
Net change in unrealized appreciation or depreciation of investments	23,405,916	56,824	1,693,697	5,385,064	9,097,790

Net increase (decrease) in net assets resulting from operations	34,510,678	106,006	3,557,555	4,120,681	8,336,499

Contract transactions

Contract purchase payments	8,400,304	376,685	316,743	275,236	979,954
Net transfers(1)	34,241,288	2,938,955	(1,646,528)	(2,713,233)	(1,952,931)
Transfers for policy loans	99,701	488	2,923	(16,006)	125,173
Adjustments to net assets allocated to contracts in payment period	162,367	—	(2,934)	(2,701)	(67,283)
Contract charges	(248,765)	(366)	(17,368)	(16,537)	(71,237)
Contract terminations:
Surrender benefits	(22,288,637)	(62,610)	(1,615,302)	(2,630,743)	(7,168,008)
Death benefits	(2,305,456)	(4,540)	(170,836)	(103,528)	(606,967)

Increase (decrease) from contract transactions	18,060,802	3,248,612	(3,133,302)	(5,207,512)	(8,761,299)

Net assets at beginning of year	245,928,557	—	18,079,489	22,088,397	55,414,712

Net assets at end of year	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

Accumulation unit activity

Units outstanding at beginning of year	192,032,118	—	16,107,844	20,339,219	39,973,404
Contract purchase payments	6,336,874	373,078	250,394	218,715	639,620
Net transfers(1)	24,780,017	2,943,936	(1,334,735)	(2,260,440)	(1,277,976)
Transfers for policy loans	73,554	481	1,867	(13,078)	81,663
Contract charges	(181,414)	(367)	(13,781)	(13,888)	(46,538)
Contract terminations:
Surrender benefits	(16,300,906)	(61,104)	(1,274,039)	(2,184,305)	(4,664,475)
Death benefits	(1,697,328)	(4,568)	(138,668)	(86,111)	(406,692)

Units outstanding at end of year	205,042,915	3,251,456	13,598,882	16,000,112	34,299,006

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 30, 2012 (commencement of operations) to Dec. 31, 2012.

See accompanying notes to financial statements.

 204  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Year ended Dec. 31, 2012 (continued)	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(155,773)	$(310,617)	$4,509	$(7,674,309)	$(14,352,981)
Net realized gain (loss) on sales of investments	911,780	2,007,333	(2,023,453)	4,795,767	59,222,666
Distributions from capital gains	—	701,260	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,133,386	83,209	9,052,126	91,313,090	145,997,903

Net increase (decrease) in net assets resulting from operations	3,889,393	2,481,185	7,033,182	88,434,548	190,867,588

Contract transactions

Contract purchase payments	491,082	471,626	332,363	133,967,462	20,997,404
Net transfers(1)	(2,005,761)	(5,232,780)	(3,849,758)	(13,030,448)	(238,691,853)
Transfers for policy loans	12,780	3,401	21,159	7,650	(91,313)
Adjustments to net assets allocated to contracts in payment period	(4,252)	10,567	(34,142)	(12,314)	(912,352)
Contract charges	(25,020)	(15,063)	(13,781)	(5,916,139)	(8,865,145)
Contract terminations:
Surrender benefits	(3,226,559)	(5,359,582)	(3,792,617)	(12,553,596)	(66,009,124)
Death benefits	(160,708)	(305,913)	(224,918)	(4,708,025)	(4,584,060)

Increase (decrease) from contract transactions	(4,918,438)	(10,427,744)	(7,561,694)	97,754,590	(298,156,443)

Net assets at beginning of year	25,683,972	39,840,831	29,751,695	659,813,283	1,596,561,171

Net assets at end of year	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

Accumulation unit activity

Units outstanding at beginning of year	24,076,778	11,615,939	13,372,455	612,448,732	1,479,263,646
Contract purchase payments	412,064	131,156	130,732	115,326,039	18,020,405
Net transfers(1)	(1,682,139)	(1,473,438)	(1,524,575)	(10,697,285)	(204,439,377)
Transfers for policy loans	11,216	1,104	8,672	8,190	(79,911)
Contract charges	(20,995)	(4,209)	(5,464)	(5,078,245)	(7,613,369)
Contract terminations:
Surrender benefits	(2,709,707)	(1,485,023)	(1,489,921)	(10,755,108)	(56,557,397)
Death benefits	(134,105)	(86,759)	(89,245)	(4,072,153)	(3,925,777)

Units outstanding at end of year	19,953,112	8,698,770	10,402,654	697,180,170	1,224,668,220

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  205

Statements of Changes in Net Assets

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

Operations

Investment income (loss) — net	$25,154	$(10,971)	$207,937	$9,107,472	$5,687
Net realized gain (loss) on sales of investments	29,799	10,277	(12,334)	178,782	(15,623)
Distributions from capital gains	23,573	—	79,707	3,219,948	84,243
Net change in unrealized appreciation or depreciation of investments	40,481	61,360	4,332	(619,035)	789,864

Net increase (decrease) in net assets resulting from operations	119,007	60,666	279,642	11,887,167	864,171

Contract transactions

Contract purchase payments	2,791,425	680,995	3,706,077	1,879,579	2,528,936
Net transfers(1)	1,455,320	224,746	668,031	(3,781,534)	(247,987)
Transfers for policy loans	—	—	—	(5,984)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,259)	—
Contract charges	(442)	(143)	(874)	(480,058)	(1,564)
Contract terminations:
Surrender benefits	(125,097)	(13,753)	(379,939)	(24,467,784)	(69,746)
Death benefits	(135,154)	(12,949)	(39,324)	(3,124,101)	(60,912)

Increase (decrease) from contract transactions	3,986,052	878,896	3,953,971	(29,987,141)	2,148,727

Net assets at beginning of year	2,232,691	443,178	4,760,090	268,441,461	3,462,789

Net assets at end of year	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

Accumulation unit activity

Units outstanding at beginning of year	2,103,845	373,880	4,308,696	202,744,871	3,357,962
Contract purchase payments	2,573,236	520,714	3,296,154	1,396,077	2,206,285
Net transfers(1)	1,325,236	164,734	587,317	(2,763,061)	(205,070)
Transfers for policy loans	—	—	—	(4,546)	—
Contract charges	(403)	(107)	(770)	(353,959)	(1,343)
Contract terminations:
Surrender benefits	(114,928)	(10,447)	(335,435)	(18,042,866)	(60,465)
Death benefits	(124,810)	(9,746)	(34,666)	(2,314,104)	(55,068)

Units outstanding at end of year	5,762,176	1,039,028	7,821,296	180,662,412	5,242,301

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 206  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Year ended Dec. 31, 2012 (continued)	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

Operations

Investment income (loss) — net	$(45,165)	$(8,065,480)	$(16,398,722)	$16,278	$304,654
Net realized gain (loss) on sales of investments	41,224	6,402,307	19,899,825	(96,271)	17,809
Distributions from capital gains	—	—	—	—	71,665
Net change in unrealized appreciation or depreciation of investments	580,736	46,459,634	98,300,203	314,945	118,216

Net increase (decrease) in net assets resulting from operations	576,795	44,796,461	101,801,306	234,952	512,344

Contract transactions

Contract purchase payments	2,299,821	100,317,018	10,230,485	535,387	3,712,288
Net transfers(1)	(219,395)	243,782,216	364,936,796	(174,887)	(2,748)
Transfers for policy loans	—	86,056	60,712	—	—
Adjustments to net assets allocated to contracts in payment period	(590)	(164,857)	(2,551,520)	—	—
Contract charges	(763)	(4,798,854)	(9,736,451)	(271)	(2,100)
Contract terminations:
Surrender benefits	(51,781)	(40,540,249)	(139,345,150)	(48,361)	(234,840)
Death benefits	(55,181)	(11,030,628)	(25,797,567)	(22,908)	(210,169)

Increase (decrease) from contract transactions	1,972,111	287,650,702	197,797,305	288,960	3,262,431

Net assets at beginning of year	2,570,683	634,318,974	1,616,062,476	1,585,257	7,734,840

Net assets at end of year	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

Accumulation unit activity

Units outstanding at beginning of year	2,115,325	593,897,374	1,512,637,106	1,689,140	7,347,999
Contract purchase payments	1,697,885	91,193,666	9,265,159	525,066	3,400,661
Net transfers(1)	(160,863)	218,248,887	323,077,489	(194,433)	(16,648)
Transfers for policy loans	—	77,243	54,177	—	—
Contract charges	(564)	(4,303,898)	(8,762,358)	(271)	(1,924)
Contract terminations:
Surrender benefits	(37,834)	(36,456,171)	(125,589,831)	(48,158)	(215,280)
Death benefits	(40,898)	(9,905,151)	(23,313,437)	(22,383)	(190,139)

Units outstanding at end of year	3,573,051	852,751,950	1,687,368,305	1,948,961	10,324,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  207

Statements of Changes in Net Assets

	VP Invesco	VP JPM	VP Jennison	VP	VP MFS
	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap	Val,
Year ended Dec. 31, 2012 (continued)	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

Operations

Investment income (loss) — net	$659	$39,219	$(17,614)	$(30,064)	$(23,999)
Net realized gain (loss) on sales of investments	3,283	23,683	24,803	17,731	19,541
Distributions from capital gains	44,220	9,381	—	—	—
Net change in unrealized appreciation or depreciation of investments	245,160	46,255	160,466	194,993	234,976

Net increase (decrease) in net assets resulting from operations	293,322	118,538	167,655	182,660	230,518

Contract transactions

Contract purchase payments	1,043,259	2,402,555	893,602	1,168,965	993,842
Net transfers(1)	(75,786)	289,932	286,797	181,238	167,367
Transfers for policy loans	—	—	204	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(376)	(643)	(250)	(586)	(617)
Contract terminations:
Surrender benefits	(51,923)	(112,104)	(31,246)	(52,698)	(36,205)
Death benefits	(51,109)	(131,807)	(64,224)	(55,673)	(89,727)

Increase (decrease) from contract transactions	864,065	2,447,933	1,084,883	1,241,246	1,034,660

Net assets at beginning of year	1,701,294	2,996,165	885,143	1,778,280	1,340,509

Net assets at end of year	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

Accumulation unit activity

Units outstanding at beginning of year	1,594,113	2,823,387	738,163	1,490,245	1,176,822
Contract purchase payments	912,834	2,219,258	678,831	892,995	797,946
Net transfers(1)	(67,654)	264,545	215,427	133,105	131,504
Transfers for policy loans	—	—	150	—	—
Contract charges	(327)	(594)	(187)	(445)	(489)
Contract terminations:
Surrender benefits	(45,612)	(103,481)	(23,463)	(40,010)	(29,505)
Death benefits	(43,834)	(121,783)	(47,553)	(43,284)	(70,630)

Units outstanding at end of year	2,349,520	5,081,332	1,561,368	2,432,606	2,005,648

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 208  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Year ended Dec. 31, 2012 (continued)	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

Operations

Investment income (loss) — net	$(55,455,553)	$(103,110,328)	$(31,161,680)	$(57,528,402)	$(17,221,585)
Net realized gain (loss) on sales of investments	17,954,379	150,324,681	17,949,105	188,546,467	8,087,052
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	519,855,907	971,622,712	327,210,835	538,744,942	127,832,579

Net increase (decrease) in net assets resulting from operations	482,354,733	1,018,837,065	313,998,260	669,763,007	118,698,046

Contract transactions

Contract purchase payments	942,404,723	75,525,133	541,709,202	65,420,357	247,286,344
Net transfers(1)	426,326,042	112,402,482	(70,862,589)	(723,819,904)	350,896,336
Transfers for policy loans	(191,982)	298,231	(26,818)	(110,231)	(139,450)
Adjustments to net assets allocated to contracts in payment period	(1,400,634)	(8,213,096)	(127,467)	(2,367,350)	(293,470)
Contract charges	(41,139,387)	(61,889,916)	(25,329,182)	(35,176,413)	(10,842,271)
Contract terminations:
Surrender benefits	(134,466,171)	(667,021,422)	(53,989,363)	(296,572,098)	(67,163,570)
Death benefits	(31,222,884)	(94,875,129)	(8,803,897)	(30,334,129)	(14,408,721)

Increase (decrease) from contract transactions	1,160,309,707	(643,773,717)	382,569,886	(1,022,959,768)	505,335,198

Net assets at beginning of year	4,423,892,544	10,569,864,181	2,654,301,731	6,313,026,496	1,348,502,744

Net assets at end of year	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

Accumulation unit activity

Units outstanding at beginning of year	4,072,927,735	9,718,866,971	2,443,393,783	5,802,273,051	1,249,525,463
Contract purchase payments	824,547,530	65,653,139	468,230,739	56,274,766	220,414,543
Net transfers(1)	370,159,211	92,249,145	(60,468,325)	(621,933,925)	309,608,959
Transfers for policy loans	(168,223)	258,682	(24,597)	(94,961)	(124,126)
Contract charges	(35,550,343)	(53,631,262)	(21,750,357)	(30,244,711)	(9,536,552)
Contract terminations:
Surrender benefits	(116,210,455)	(578,527,983)	(46,460,528)	(254,654,727)	(59,116,540)
Death benefits	(27,089,661)	(82,350,757)	(7,578,141)	(25,968,718)	(12,761,678)

Units outstanding at end of year	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  209

Statements of Changes in Net Assets

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Year ended Dec. 31, 2012 (continued)	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

Operations

Investment income (loss) — net	$(33,619,715)	$(44,744)	$(29,619)	$(12,081)	$(9,554)
Net realized gain (loss) on sales of investments	37,435,990	27,848	31,133	12,143	8,003
Distributions from capital gains	—	76,404	—	—	—
Net change in unrealized appreciation or depreciation of investments	256,736,922	1,003,998	261,014	82,812	58,142

Net increase (decrease) in net assets resulting from operations	260,553,197	1,063,506	262,528	82,874	56,591

Contract transactions

Contract purchase payments	18,536,503	1,997,272	1,555,610	611,454	457,704
Net transfers(1)	340,174,635	495,351	472,402	95,399	77,264
Transfers for policy loans	132,614	68	—	—	—
Adjustments to net assets allocated to contracts in payment period	(2,687,801)	—	—	—	—
Contract charges	(18,228,674)	(786)	(271)	(115)	(93)
Contract terminations:
Surrender benefits	(230,413,617)	(83,528)	(51,795)	(23,246)	(16,791)
Death benefits	(45,175,387)	(21,910)	(46,061)	(4,386)	(30,942)

Increase (decrease) from contract transactions	62,338,273	2,386,467	1,929,885	679,106	487,142

Net assets at beginning of year	3,330,280,573	2,804,091	1,436,873	546,732	591,459

Net assets at end of year	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

Accumulation unit activity

Units outstanding at beginning of year	3,079,882,051	2,624,973	1,198,599	450,321	465,964
Contract purchase payments	16,382,126	1,621,600	1,210,559	470,816	328,763
Net transfers(1)	296,759,969	394,030	372,655	70,293	56,046
Transfers for policy loans	118,083	51	—	—	—
Contract charges	(16,076,261)	(629)	(207)	(84)	(68)
Contract terminations:
Surrender benefits	(203,400,915)	(66,329)	(39,228)	(17,207)	(12,422)
Death benefits	(39,829,379)	(16,953)	(34,202)	(3,282)	(22,618)

Units outstanding at end of year	3,133,835,674	4,556,743	2,708,176	970,857	815,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 210  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Year ended Dec. 31, 2012 (continued)	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(11,512)	$(1,254,784)	$6,896	$7,150	$(18,340)
Net realized gain (loss) on sales of investments	4,668	6,228,749	(136)	(1,934)	12,857
Distributions from capital gains	—	—	32,496	13,856	—
Net change in unrealized appreciation or depreciation of investments	122,485	12,354,287	(32,743)	136,996	127,043

Net increase (decrease) in net assets resulting from operations	115,641	17,328,252	6,513	156,068	121,560

Contract transactions

Contract purchase payments	507,408	1,509,777	1,736,749	494,764	503,276
Net transfers(1)	246,764	(17,230,590)	780,468	46,818	142,052
Transfers for policy loans	—	32,173	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	(64,265)	—	—	—
Contract charges	(365)	(328,392)	(190)	(101)	(377)
Contract terminations:
Surrender benefits	(20,144)	(14,179,791)	(127,079)	(14,094)	(25,216)
Death benefits	(7,065)	(1,423,562)	(256,365)	(5,431)	(15,128)

Increase (decrease) from contract transactions	726,598	(31,684,650)	2,133,583	521,956	604,607

Net assets at beginning of year	701,609	151,347,822	1,436,007	568,590	1,240,100

Net assets at end of year	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

Accumulation unit activity

Units outstanding at beginning of year	603,117	86,377,890	1,378,490	563,505	1,117,775
Contract purchase payments	406,917	861,908	1,653,046	446,154	421,401
Net transfers(1)	196,777	(9,466,439)	740,675	46,697	118,158
Transfers for policy loans	—	15,861	—	—	—
Contract charges	(291)	(179,946)	(181)	(91)	(316)
Contract terminations:
Surrender benefits	(16,180)	(7,259,306)	(121,020)	(12,227)	(21,091)
Death benefits	(5,779)	(784,091)	(245,654)	(5,099)	(12,616)

Units outstanding at end of year	1,184,561	69,565,877	3,405,356	1,038,939	1,623,311

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  211

Statements of Changes in Net Assets

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Year ended Dec. 31, 2012 (continued)	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

Operations

Investment income (loss) — net	$(401,703)	$(30,157)	$(121,616)	$(1,396)	$932,452
Net realized gain (loss) on sales of investments	2,067,522	30,693	255,126	1,716	11,090,386
Distributions from capital gains	—	—	—	9,540	30,227,779
Net change in unrealized appreciation or depreciation of investments	2,682,063	362,448	1,880,905	(4,318)	18,935,284

Net increase (decrease) in net assets resulting from operations	4,347,882	362,984	2,014,415	5,542	61,185,901

Contract transactions

Contract purchase payments	561,611	1,211,302	218,084	1,415,017	4,421,682
Net transfers(1)	(6,963,267)	118,003	(203,624)	(140,088)	(38,817,675)
Transfers for policy loans	(554)	—	577	—	36,211
Adjustments to net assets allocated to contracts in payment period	(8,774)	—	16,689	—	(116,578)
Contract charges	(133,632)	(682)	(12,882)	(155)	(370,018)
Contract terminations:
Surrender benefits	(3,423,999)	(67,254)	(1,125,540)	(136,901)	(30,378,784)
Death benefits	(508,881)	(127,425)	(123,752)	(9,114)	(2,321,697)

Increase (decrease) from contract transactions	(10,477,496)	1,133,944	(1,230,448)	1,128,759	(67,546,859)

Net assets at beginning of year	46,967,690	1,924,313	13,013,067	817,531	323,957,793

Net assets at end of year	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

Accumulation unit activity

Units outstanding at beginning of year	49,564,946	1,692,104	10,544,132	806,548	167,899,223
Contract purchase payments	546,910	967,431	170,580	1,390,452	2,350,348
Net transfers(1)	(6,841,864)	96,006	(116,643)	(136,900)	(17,901,430)
Transfers for policy loans	(440)	—	(391)	—	9,735
Contract charges	(130,422)	(537)	(9,497)	(153)	(173,130)
Contract terminations:
Surrender benefits	(3,377,564)	(53,768)	(816,531)	(134,640)	(13,320,502)
Death benefits	(503,290)	(98,565)	(91,945)	(8,901)	(1,063,569)

Units outstanding at end of year	39,258,276	2,602,671	9,679,705	1,916,406	137,800,675

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 212  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Year ended Dec. 31, 2012 (continued)	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$(2,055,138)	$174,568	$212,507	$(579,262)	$(634,902)
Net realized gain (loss) on sales of investments	11,316,908	444,675	484,881	1,784,425	1,896,544
Distributions from capital gains	17,590,243	—	3,342,324	24,692	3,324,732
Net change in unrealized appreciation or depreciation of investments	35,541,585	2,874,271	1,919,681	8,592,854	517,703

Net increase (decrease) in net assets resulting from operations	62,393,598	3,493,514	5,959,393	9,822,709	5,104,077

Contract transactions

Contract purchase payments	4,825,661	389,069	809,505	1,946,778	2,092,593
Net transfers(1)	(36,411,588)	(887,854)	(5,561,925)	(11,889,596)	(8,471,009)
Transfers for policy loans	67,785	20,469	13,017	(16,521)	8,772
Adjustments to net assets allocated to contracts in payment period	11,582	(24,177)	(11,372)	(22,839)	(7,386)
Contract charges	(356,387)	(27,415)	(81,498)	(51,087)	(42,881)
Contract terminations:
Surrender benefits	(33,953,668)	(3,922,474)	(4,416,359)	(7,437,182)	(6,882,720)
Death benefits	(2,389,723)	(602,842)	(470,603)	(684,210)	(526,020)

Increase (decrease) from contract transactions	(68,206,338)	(5,055,224)	(9,719,235)	(18,154,657)	(13,828,651)

Net assets at beginning of year	349,684,482	30,454,363	53,181,287	74,878,921	71,998,102

Net assets at end of year	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

Accumulation unit activity

Units outstanding at beginning of year	200,493,549	23,245,624	48,128,062	54,721,743	51,889,028
Contract purchase payments	2,709,001	274,059	737,206	1,401,894	1,427,616
Net transfers(1)	(18,439,804)	(629,348)	(4,697,260)	(8,107,396)	(5,657,103)
Transfers for policy loans	27,586	14,673	8,132	(12,323)	6,131
Contract charges	(183,868)	(19,462)	(76,381)	(34,413)	(28,740)
Contract terminations:
Surrender benefits	(16,744,548)	(2,789,677)	(3,662,056)	(4,887,287)	(4,555,867)
Death benefits	(1,230,688)	(431,141)	(397,800)	(474,683)	(357,461)

Units outstanding at end of year	166,631,228	19,664,728	40,039,903	42,607,535	42,723,604

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  213

Statements of Changes in Net Assets

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Year ended Dec. 31, 2011	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

Operations

Investment income (loss) — net	$(79,777)	$249,095	$8,692,877	$(38,159)	$128,554
Net realized gain (loss) on sales of investments	698,115	(3,729,052)	(13,280,723)	61,896	(242,456)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,147,422)	9,536,260	(58,263,957)	(260,329)	(2,250,598)

Net increase (decrease) in net assets resulting from operations	(3,529,084)	6,056,303	(62,851,803)	(236,592)	(2,364,500)

Contract transactions

Contract purchase payments	349,234	1,684,682	5,214,226	910,130	212,641
Net transfers(1)	(3,137,471)	(7,268,602)	(46,052,745)	420,713	(2,153,202)
Transfers for policy loans	(328)	19,906	85,152	1,143	8,957
Adjustments to net assets allocated to contracts in payment period	(1,589)	(36,592)	(35,026)	—	(3,172)
Contract charges	(13,923)	(89,672)	(382,522)	(2,288)	(8,761)
Contract terminations:
Surrender benefits	(1,173,748)	(9,200,421)	(27,099,478)	(215,004)	(3,955,017)
Death benefits	(30,133)	(723,272)	(2,358,900)	(3,380)	(141,584)

Increase (decrease) from contract transactions	(4,007,958)	(15,613,971)	(70,629,293)	1,111,314	(6,040,138)

Net assets at beginning of year	17,719,944	116,597,101	369,702,423	3,679,197	23,954,472

Net assets at end of year	$10,182,902	$107,039,433	$236,221,327	$4,553,919	$15,549,834

Accumulation unit activity

Units outstanding at beginning of year	14,008,038	110,774,810	253,175,514	3,392,682	19,455,369
Contract purchase payments	301,872	1,546,562	4,386,226	777,714	175,701
Net transfers(1)	(2,655,307)	(6,374,889)	(33,107,626)	373,433	(1,791,104)
Transfers for policy loans	120	17,160	68,703	1,030	7,629
Contract charges	(12,040)	(82,353)	(272,827)	(2,127)	(7,269)
Contract terminations:
Surrender benefits	(1,018,642)	(8,345,693)	(19,108,502)	(197,236)	(3,254,750)
Death benefits	(25,997)	(652,326)	(1,726,403)	(3,034)	(116,690)

Units outstanding at end of year	10,598,044	96,883,271	203,415,085	4,342,462	14,468,886

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 214  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl II	Cl II	Cl I	Cl II

Operations

Investment income (loss) — net	$211,051	$107,312	$(240,986)	$631,678	$1,964,208
Net realized gain (loss) on sales of investments	1,293,172	779,372	323,766	(2,233,119)	(5,540,630)
Distributions from capital gains	—	1,161,772	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,907,851)	(2,918,483)	42,971	1,693,051	3,495,465

Net increase (decrease) in net assets resulting from operations	(6,403,628)	(870,027)	125,751	91,610	(80,957)

Contract transactions

Contract purchase payments	641,050	780,134	488,179	569,075	5,231,617
Net transfers(1)	(4,845,299)	(1,424,795)	(694,061)	(2,955,141)	(5,867,300)
Transfers for policy loans	7,484	7,446	188	20,200	38,316
Adjustments to net assets allocated to contracts in payment period	(13,950)	(8,123)	1,099	(25,964)	(40,022)
Contract charges	(37,826)	(49,599)	(25,589)	(21,142)	(153,476)
Contract terminations:
Surrender benefits	(4,305,564)	(3,467,940)	(2,473,243)	(11,336,352)	(15,135,907)
Death benefits	(543,617)	(248,744)	(91,397)	(542,246)	(1,557,836)

Increase (decrease) from contract transactions	(9,097,722)	(4,411,621)	(2,794,824)	(14,291,570)	(17,484,608)

Net assets at beginning of year	56,423,166	44,144,667	28,286,577	61,755,883	206,513,915

Net assets at end of year	$40,921,816	$38,863,019	$25,617,504	$47,555,923	$188,948,350

Accumulation unit activity

Units outstanding at beginning of year	40,729,249	39,382,920	26,549,812	36,229,066	152,379,341
Contract purchase payments	465,803	658,593	443,621	334,426	4,169,305
Net transfers(1)	(3,664,473)	(1,500,825)	(560,049)	(1,740,253)	(3,559,520)
Transfers for policy loans	5,215	7,404	78	12,485	28,586
Contract charges	(28,023)	(43,959)	(23,421)	(12,485)	(113,574)
Contract terminations:
Surrender benefits	(3,175,418)	(3,215,098)	(2,276,662)	(6,687,749)	(11,039,982)
Death benefits	(417,302)	(225,890)	(83,597)	(325,514)	(1,141,620)

Units outstanding at end of year	33,915,051	35,063,145	24,049,782	27,809,976	140,722,536

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  215

Statements of Changes in Net Assets

	Calvert	Col	Col VP	Col VP	Col VP
	VP SRI	VP	Cash	Cash	Div Bond,
Year ended Dec. 31, 2011 (continued)	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3	Cl 2

Operations

Investment income (loss) — net	$99,240	$(2,281,869)	$(72,470)	$(3,467,722)	$241,810
Net realized gain (loss) on sales of investments	(75,665)	857,819	—	74,754	(2,833)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	914,829	4,921,407	1	(74,756)	153,974

Net increase (decrease) in net assets resulting from operations	938,404	3,497,357	(72,469)	(3,467,724)	392,951

Contract transactions

Contract purchase payments	549,750	4,351,615	16,030,677	23,063,387	8,839,654
Net transfers(1)	(1,768,531)	(10,855,107)	(9,758,520)	64,679,456	1,126,019
Transfers for policy loans	(26,956)	84,551	—	468,742	—
Adjustments to net assets allocated to contracts in payment period	(8,592)	(451,659)	—	(1,172,715)	—
Contract charges	(23,513)	(189,643)	(670)	(311,347)	(978)
Contract terminations:
Surrender benefits	(2,405,913)	(23,250,050)	(1,008,209)	(106,848,408)	(380,631)
Death benefits	(190,551)	(3,833,234)	(195,095)	(5,899,680)	(159,493)

Increase (decrease) from contract transactions	(3,874,306)	(34,143,527)	5,068,183	(26,020,565)	9,424,571

Net assets at beginning of year	26,851,189	241,933,994	3,800,189	417,462,525	3,251,248

Net assets at end of year	$23,915,287	$211,287,824	$8,795,903	$387,974,236	$13,068,770

Accumulation unit activity

Units outstanding at beginning of year	24,838,317	182,003,855	3,801,399	361,513,048	3,197,945
Contract purchase payments	488,101	3,352,654	16,206,485	20,939,641	8,456,995
Net transfers(1)	(1,626,442)	(9,129,092)	(9,863,326)	50,289,552	952,513
Transfers for policy loans	(24,256)	44,108	—	405,751	—
Contract charges	(21,085)	(139,908)	(681)	(270,211)	(930)
Contract terminations:
Surrender benefits	(2,169,513)	(16,443,126)	(1,012,891)	(92,144,290)	(244,825)
Death benefits	(176,353)	(2,789,743)	(197,475)	(5,170,792)	(151,960)

Units outstanding at end of year	21,308,769	156,898,748	8,933,511	335,562,699	12,209,738

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 216  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,	Emer Mkts,
Year ended Dec. 31, 2011 (continued)	Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

Operations

Investment income (loss) — net	$37,756,779	$(30,344)	$(8,232,608)	$(374)	$659,838
Net realized gain (loss) on sales of investments	13,675,488	3,527	13,800,032	(49,304)	17,178,854
Distributions from capital gains	—	—	—	58,167	5,337,046
Net change in unrealized appreciation or depreciation of investments	7,084,217	(217,263)	(56,233,013)	(984,642)	(105,474,270)

Net increase (decrease) in net assets resulting from operations	58,516,484	(244,080)	(50,665,589)	(976,153)	(82,298,532)

Contract transactions

Contract purchase payments	11,104,060	2,609,497	13,083,990	3,128,890	5,651,513
Net transfers(1)	(79,636,224)	437,857	(97,952,644)	467,459	(34,105,456)
Transfers for policy loans	258,150	—	299,570	—	45,943
Adjustments to net assets allocated to contracts in payment period	(900,085)	—	(807,254)	—	(91,050)
Contract charges	(1,190,305)	(447)	(815,267)	(591)	(382,490)
Contract terminations:
Surrender benefits	(118,212,074)	(52,833)	(87,606,474)	(81,066)	(36,168,231)
Death benefits	(13,901,893)	(2,767)	(8,921,072)	(73,078)	(2,432,016)

Increase (decrease) from contract transactions	(202,478,371)	2,991,307	(182,719,151)	3,441,614	(67,481,787)

Net assets at beginning of year	1,161,760,633	1,170,517	1,003,947,782	1,995,482	421,999,538

Net assets at end of year	$1,017,798,746	$3,917,744	$770,563,042	$4,460,943	$272,219,219

Accumulation unit activity

Units outstanding at beginning of year	773,782,511	969,450	652,140,493	1,638,547	179,451,951
Contract purchase payments	7,685,651	2,148,466	9,169,060	2,763,251	2,816,379
Net transfers(1)	(53,506,063)	391,242	(65,120,514)	432,847	(15,950,634)
Transfers for policy loans	154,596	—	182,243	—	28,166
Contract charges	(790,509)	(412)	(568,769)	(613)	(175,896)
Contract terminations:
Surrender benefits	(75,474,599)	(49,592)	(56,221,619)	(76,527)	(16,746,058)
Death benefits	(9,086,580)	(2,159)	(5,916,389)	(64,142)	(1,170,127)

Units outstanding at end of year	642,765,007	3,456,995	533,664,505	4,693,363	148,253,781

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  217

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Global Bond,	Global Bond,	Hi Inc,	Hi Yield	Hi Yield
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Bond, Cl 2	Bond, Cl 3

Operations

Investment income (loss) — net	$67,982	$7,429,148	$6,009,842	$387,681	$34,719,669
Net realized gain (loss) on sales of investments	(332)	6,521,962	(231,907)	(43,631)	3,784,798
Distributions from capital gains	16,225	1,890,127	—	—	—
Net change in unrealized appreciation or depreciation of investments	(14,901)	(998,771)	(749,338)	(216,164)	(16,698,462)

Net increase (decrease) in net assets resulting from operations	68,974	14,842,466	5,028,597	127,886	21,806,005

Contract transactions

Contract purchase payments	3,363,559	4,134,257	3,077,763	4,315,707	5,384,619
Net transfers(1)	109,516	(24,577,754)	(4,393,986)	268,194	(28,056,746)
Transfers for policy loans	—	18,875	(26,841)	—	12,272
Adjustments to net assets allocated to contracts in payment period	—	(148,609)	(78,342)	—	(407,197)
Contract charges	(283)	(408,015)	(117,867)	(317)	(288,148)
Contract terminations:
Surrender benefits	(76,701)	(41,765,064)	(6,373,996)	(71,606)	(54,514,417)
Death benefits	(1,790)	(4,853,245)	(833,871)	(55,441)	(5,808,635)

Increase (decrease) from contract transactions	3,394,301	(67,599,555)	(8,747,140)	4,456,537	(83,678,252)

Net assets at beginning of year	1,692,711	410,469,257	95,075,633	2,089,341	501,481,611

Net assets at end of year	$5,155,986	$357,712,168	$91,357,090	$6,673,764	$439,609,364

Accumulation unit activity

Units outstanding at beginning of year	1,628,368	247,731,021	74,395,721	1,935,295	288,798,686
Contract purchase payments	3,144,757	2,653,614	2,396,525	3,875,540	3,132,405
Net transfers(1)	95,792	(14,585,197)	(3,393,332)	230,801	(16,184,608)
Transfers for policy loans	—	10,013	(20,021)	—	6,514
Contract charges	(264)	(245,464)	(89,668)	(289)	(163,223)
Contract terminations:
Surrender benefits	(71,249)	(23,855,555)	(4,854,995)	(64,148)	(30,056,406)
Death benefits	(1,707)	(2,906,986)	(636,144)	(49,719)	(3,274,558)

Units outstanding at end of year	4,795,697	208,801,446	67,798,086	5,927,480	242,258,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 218  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,	Lg Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

Operations

Investment income (loss) — net	$207,896	$17,416,195	$2,737	$409,246	$(9,053)
Net realized gain (loss) on sales of investments	(46,253)	2,007,191	(15,829)	2,051,591	5,146
Distributions from capital gains	70,793	5,791,385	—	—	—
Net change in unrealized appreciation or depreciation of investments	(113,979)	(14,394,751)	(148,516)	(19,930,127)	(66,092)

Net increase (decrease) in net assets resulting from operations	118,457	10,820,020	(161,608)	(17,469,290)	(69,999)

Contract transactions

Contract purchase payments	3,040,994	2,212,144	715,908	2,041,240	1,041,703
Net transfers(1)	508,461	(5,637,089)	145,929	(10,211,612)	58,105
Transfers for policy loans	—	(11,092)	—	92,286	—
Adjustments to net assets allocated to contracts in payment period	—	(32,765)	—	(40,158)	—
Contract charges	(304)	(299,404)	(86)	(107,604)	(60)
Contract terminations:
Surrender benefits	(80,147)	(19,173,946)	(9,446)	(15,883,928)	(25,776)
Death benefits	(1,786)	(2,676,203)	(49,294)	(1,505,197)	—

Increase (decrease) from contract transactions	3,467,218	(25,618,355)	803,011	(25,614,973)	1,073,972

Net assets at beginning of year	803,349	215,637,087	487,443	149,104,975	314,303

Net assets at end of year	$4,389,024	$200,838,752	$1,128,846	$106,020,712	$1,318,276

Accumulation unit activity

Units outstanding at beginning of year	750,347	148,511,955	408,112	124,227,630	260,063
Contract purchase payments	2,767,658	1,514,493	620,969	1,741,446	848,319
Net transfers(1)	463,823	(3,883,278)	115,359	(9,561,484)	53,986
Transfers for policy loans	—	(7,368)	—	68,137	—
Contract charges	(278)	(201,887)	(82)	(92,562)	(52)
Contract terminations:
Surrender benefits	(72,830)	(12,757,617)	(12,272)	(13,224,454)	(20,543)
Death benefits	(1,621)	(1,801,711)	(39,334)	(1,317,031)	—

Units outstanding at end of year	3,907,099	131,374,587	1,092,752	101,841,682	1,141,773

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  219

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration	Marsico Gro,
Year ended Dec. 31, 2011 (continued)	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2	Cl 1

Operations

Investment income (loss) — net	$(1,189,996)	$(1,301)	$(4,048,062)	$7,793	$(1,292,927)
Net realized gain (loss) on sales of investments	(2,225,485)	1,344	(9,131,865)	(6,834)	3,568,768
Distributions from capital gains	—	—	—	8,563	—
Net change in unrealized appreciation or depreciation of investments	(1,515,229)	7,620	31,222,628	(6,634)	(9,443,234)

Net increase (decrease) in net assets resulting from operations	(4,930,710)	7,663	18,042,701	2,888	(7,167,393)

Contract transactions

Contract purchase payments	2,410,949	164,878	6,445,647	2,382,811	3,542,166
Net transfers(1)	(12,087,578)	52,798	(25,404,171)	557,683	(22,898,266)
Transfers for policy loans	46,985	—	614,881	—	30,846
Adjustments to net assets allocated to contracts in payment period	(59,145)	—	(607,713)	—	(43,213)
Contract charges	(151,694)	(7)	(871,932)	(210)	(269,518)
Contract terminations:
Surrender benefits	(13,694,349)	(4,035)	(45,721,134)	(125,701)	(19,312,298)
Death benefits	(1,121,618)	—	(4,581,224)	—	(1,834,224)

Increase (decrease) from contract transactions	(24,656,450)	213,634	(70,125,646)	2,814,583	(40,784,507)

Net assets at beginning of year	150,066,265	26,823	436,201,699	1,226,600	233,638,317

Net assets at end of year	$120,479,105	$248,120	$384,118,754	$4,044,071	$185,686,417

Accumulation unit activity

Units outstanding at beginning of year	218,834,713	22,072	471,052,959	1,212,904	211,659,373
Contract purchase payments	3,306,348	134,083	6,583,867	2,328,389	3,154,816
Net transfers(1)	(17,685,759)	44,777	(28,490,179)	548,988	(21,220,656)
Transfers for policy loans	71,520	—	593,997	—	28,372
Contract charges	(218,460)	(6)	(951,944)	(207)	(241,987)
Contract terminations:
Surrender benefits	(19,524,845)	(3,214)	(45,809,230)	(123,315)	(17,649,427)
Death benefits	(1,549,520)	—	(4,821,160)	—	(1,663,542)

Units outstanding at end of year	183,233,997	197,712	398,158,310	3,966,759	174,066,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 220  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	Marsico Intl	Mid Cap Gro	Mid Cap Gro	Mid Cap Val	Mid Cap Val
Year ended Dec. 31, 2011 (continued)	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3	Opp, Cl 2	Opp, Cl 3

Operations

Investment income (loss) — net	$(72,067)	$(4,731)	$(1,208,041)	$(7,106)	$(940,379)
Net realized gain (loss) on sales of investments	(3,132,754)	(26,693)	5,397,917	(3,043)	(1,685,013)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(7,837,202)	(84,704)	(24,183,586)	(84,206)	(6,685,342)

Net increase (decrease) in net assets resulting from operations	(11,042,023)	(116,128)	(19,993,710)	(94,355)	(9,310,734)

Contract transactions

Contract purchase payments	1,827,761	526,248	2,194,491	642,369	1,756,106
Net transfers(1)	(9,417,816)	95,210	(9,465,355)	202,376	(17,101,477)
Transfers for policy loans	19,042	—	128,416	—	(5,608)
Adjustments to net assets allocated to contracts in payment period	(64,266)	—	(91,035)	—	(12,687)
Contract charges	(45,853)	(140)	(116,334)	(128)	(87,898)
Contract terminations:
Surrender benefits	(5,497,868)	(3,115)	(13,435,097)	(17,033)	(8,533,956)
Death benefits	(412,057)	(80,718)	(1,228,604)	—	(931,619)

Increase (decrease) from contract transactions	(13,591,057)	537,485	(22,013,518)	827,584	(24,917,139)

Net assets at beginning of year	73,764,036	126,898	140,164,914	258,142	120,175,756

Net assets at end of year	$49,130,956	$548,255	$98,157,686	$991,371	$85,947,883

Accumulation unit activity

Units outstanding at beginning of year	70,989,115	99,867	100,047,912	204,291	94,586,316
Contract purchase payments	1,852,806	423,152	1,663,481	516,604	1,478,962
Net transfers(1)	(9,928,083)	77,992	(6,786,868)	164,841	(13,649,026)
Transfers for policy loans	20,752	—	101,763	—	(4,013)
Contract charges	(46,878)	(130)	(88,427)	(115)	(71,388)
Contract terminations:
Surrender benefits	(5,674,348)	(2,783)	(10,358,224)	(17,736)	(6,746,249)
Death benefits	(406,608)	(83,008)	(934,975)	—	(774,870)

Units outstanding at end of year	56,806,756	515,090	83,644,662	867,885	74,819,732

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  221

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	Col VP	Col VP
	S&P 500,	Select Lg	Select Lg	Select Sm Cap	Select Sm Cap
Year ended Dec. 31, 2011 (continued)	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3	Val, Cl 2	Val, Cl 3

Operations

Investment income (loss) — net	$(1,226,644)	$(5,635)	$(247,383)	$(5,125)	$(520,846)
Net realized gain (loss) on sales of investments	3,763,318	(6,817)	63,916	(7,744)	(479,484)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,115,552)	(25,993)	(1,286,569)	(56,603)	(4,730,321)

Net increase (decrease) in net assets resulting from operations	1,421,122	(38,445)	(1,470,036)	(69,472)	(5,730,651)

Contract transactions

Contract purchase payments	3,684,735	496,770	410,496	533,560	940,529
Net transfers(1)	(7,821,985)	97,418	3,001,667	(22,758)	(3,914,194)
Transfers for policy loans	60,165	—	(23,393)	—	15,554
Adjustments to net assets allocated to contracts in payment period	(190,383)	—	(12,430)	—	(99,501)
Contract charges	(110,295)	(114)	(20,090)	(86)	(48,508)
Contract terminations:
Surrender benefits	(14,559,679)	(9,700)	(2,273,228)	(4,994)	(6,351,593)
Death benefits	(1,555,514)	—	(294,503)	—	(405,639)

Increase (decrease) from contract transactions	(20,492,956)	584,374	788,519	505,722	(9,863,352)

Net assets at beginning of year	148,693,465	188,760	25,347,407	154,766	66,464,693

Net assets at end of year	$129,621,631	$734,689	$24,665,890	$591,016	$50,870,690

Accumulation unit activity

Units outstanding at beginning of year	156,454,136	156,947	21,861,680	121,438	39,283,530
Contract purchase payments	3,635,294	404,076	361,518	415,686	627,143
Net transfers(1)	(8,159,128)	76,366	1,848,628	(18,431)	(2,332,609)
Transfers for policy loans	65,977	—	(20,587)	—	8,025
Contract charges	(114,862)	(104)	(17,301)	(77)	(30,086)
Contract terminations:
Surrender benefits	(15,256,251)	(8,400)	(1,918,520)	(4,178)	(3,781,066)
Death benefits	(1,671,125)	—	(246,154)	—	(274,221)

Units outstanding at end of year	134,954,041	628,885	21,869,264	514,438	33,500,716

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 222  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Col VP	Col VP	Col VP	CS	Drey VIF
	US Govt	US Govt	Strategic	Commodity	Intl Eq,
Period ended Dec. 31, 2011 (continued)	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2(2)	Return	Serv

Operations

Investment income (loss) — net	$(10,737)	$19,709	$(34,523)	$1,602,737	$62,759
Net realized gain (loss) on sales of investments	399	1,170,383	3,644	(2,963,750)	(207,707)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,568	133,477	127,532	(12,984,704)	(995,129)

Net increase (decrease) in net assets resulting from operations	(3,770)	1,323,569	96,653	(14,345,717)	(1,140,077)

Contract transactions

Contract purchase payments	3,892,432	4,424,691	3,200,937	2,319,797	254,493
Net transfers(1)	(962,903)	(26,048,491)	3,065,538	9,121,944	(828,248)
Transfers for policy loans	—	(14,609)	—	(13,280)	3,610
Adjustments to net assets allocated to contracts in payment period	—	(391,780)	—	1,980	—
Contract charges	(402)	(179,610)	(455)	(64,413)	(4,937)
Contract terminations:
Surrender benefits	(436,884)	(35,263,403)	(89,965)	(9,160,866)	(351,840)
Death benefits	(21,278)	(3,219,731)	(103,217)	(568,588)	(48,912)

Increase (decrease) from contract transactions	2,470,965	(60,692,933)	6,072,838	1,636,574	(975,834)

Net assets at beginning of year	1,944,826	321,296,161	—	101,183,490	7,969,368

Net assets at end of year	$4,412,021	$261,926,797	$6,169,491	$88,474,347	$5,853,457

Accumulation unit activity

Units outstanding at beginning of year	1,943,639	251,534,231	—	98,349,809	7,614,163
Contract purchase payments	3,883,357	3,667,132	3,442,574	2,269,480	255,051
Net transfers(1)	(963,198)	(21,183,315)	3,285,955	8,479,116	(828,670)
Transfers for policy loans	—	(9,483)	—	(10,341)	3,922
Contract charges	(400)	(140,177)	(490)	(64,031)	(4,982)
Contract terminations:
Surrender benefits	(435,921)	(27,217,539)	(96,244)	(9,166,266)	(352,582)
Death benefits	(21,209)	(2,520,951)	(110,321)	(575,142)	(46,943)

Units outstanding at end of year	4,406,268	204,129,898	6,521,474	99,282,625	6,639,959

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  223

Statements of Changes in Net Assets

	EV VT	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Floating-Rate	Contrafund,	Gro & Inc,	Gro & Inc,	Mid Cap,
Year ended Dec. 31, 2011 (continued)	Inc	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

Operations

Investment income (loss) — net	$8,977,829	$(762,632)	$423,575	$905,420	$(1,155,757)
Net realized gain (loss) on sales of investments	395,373	(9,218,645)	(2,156,781)	(358,526)	13,908,024
Distributions from capital gains	—	—	—	—	239,016
Net change in unrealized appreciation or depreciation of investments	(6,202,068)	(7,113,432)	2,333,200	204,494	(30,659,723)

Net increase (decrease) in net assets resulting from operations	3,171,134	(17,094,709)	599,994	751,388	(17,668,440)

Contract transactions

Contract purchase payments	3,833,310	13,617,283	680,281	1,976,084	1,564,503
Net transfers(1)	29,074,541	(31,652,180)	(5,984,374)	(15,001,158)	(18,513,456)
Transfers for policy loans	(97,960)	(36,515)	(7,398)	4,007	(8,036)
Adjustments to net assets allocated to contracts in payment period	(26,384)	(12,470)	(13,916)	274,705	(15,687)
Contract charges	(242,121)	(350,136)	(31,872)	(124,270)	(67,932)
Contract terminations:
Surrender benefits	(28,520,870)	(41,450,187)	(12,948,282)	(12,565,409)	(31,283,725)
Death benefits	(2,922,315)	(3,430,483)	(587,027)	(1,330,411)	(1,139,986)

Increase (decrease) from contract transactions	1,098,201	(63,314,688)	(18,892,588)	(26,766,452)	(49,464,319)

Net assets at beginning of year	247,938,774	512,182,685	73,761,811	160,712,078	191,576,176

Net assets at end of year	$252,208,109	$431,773,288	$55,469,217	$134,697,014	$124,443,417

Accumulation unit activity

Units outstanding at beginning of year	214,175,050	474,193,233	69,939,704	139,138,413	49,947,106
Contract purchase payments	3,282,765	12,367,647	640,208	1,696,561	419,277
Net transfers(1)	24,123,521	(30,176,100)	(5,635,188)	(12,976,487)	(5,079,029)
Transfers for policy loans	(82,831)	(36,219)	(4,019)	4,291	(2,709)
Contract charges	(206,871)	(323,363)	(30,165)	(107,350)	(18,367)
Contract terminations:
Surrender benefits	(24,367,574)	(38,537,769)	(12,194,766)	(10,862,397)	(8,392,804)
Death benefits	(2,517,542)	(3,209,855)	(547,075)	(1,149,284)	(307,128)

Units outstanding at end of year	214,406,518	414,277,574	52,168,699	115,743,747	36,566,346

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 224  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Fid VIP	Fid VIP	Fid VIP	FTVIPT Frank	FTVIPT Frank
	Mid Cap,	Overseas,	Overseas,	Global Real	Sm Cap Val,
Year ended Dec. 31, 2011 (continued)	Serv Cl 2	Serv Cl	Serv Cl 2	Est, Cl 2	Cl 2

Operations

Investment income (loss) — net	$(5,501,212)	$72,577	$204,611	$11,238,357	$(307,210)
Net realized gain (loss) on sales of investments	15,879,735	(1,335,927)	(1,476,847)	(16,077,128)	4,739,036
Distributions from capital gains	1,020,784	63,092	217,004	—	—
Net change in unrealized appreciation or depreciation of investments	(86,095,957)	(3,662,601)	(18,401,444)	(5,103,085)	(13,122,936)

Net increase (decrease) in net assets resulting from operations	(74,696,650)	(4,862,859)	(19,456,676)	(9,941,856)	(8,691,110)

Contract transactions

Contract purchase payments	13,906,167	337,238	1,739,506	2,912,900	4,226,546
Net transfers(1)	(70,327,030)	(3,600,603)	(11,541,283)	(7,527,190)	(18,864,587)
Transfers for policy loans	(26,626)	12,622	19,121	40,404	38,057
Adjustments to net assets allocated to contracts in payment period	219,462	(15,981)	(39,503)	(49,114)	(16,281)
Contract charges	(621,233)	(11,699)	(80,527)	(132,455)	(115,029)
Contract terminations:
Surrender benefits	(45,344,248)	(6,674,055)	(8,132,669)	(15,370,902)	(15,173,862)
Death benefits	(4,682,705)	(437,864)	(654,832)	(1,118,698)	(1,203,416)

Increase (decrease) from contract transactions	(106,876,213)	(10,390,342)	(18,690,187)	(21,245,055)	(31,108,572)

Net assets at beginning of year	708,605,895	36,025,046	122,216,175	172,608,884	193,361,961

Net assets at end of year	$527,033,032	$20,771,845	$84,069,312	$141,421,973	$153,562,279

Accumulation unit activity

Units outstanding at beginning of year	328,665,239	29,437,972	87,539,087	103,134,885	91,828,282
Contract purchase payments	7,946,493	286,579	1,394,925	2,053,337	2,707,593
Net transfers(1)	(33,527,375)	(3,076,616)	(8,597,333)	(3,375,804)	(8,747,173)
Transfers for policy loans	(19,869)	12,605	12,773	17,208	21,210
Contract charges	(300,762)	(10,047)	(60,020)	(79,200)	(57,666)
Contract terminations:
Surrender benefits	(21,260,831)	(5,661,676)	(5,989,750)	(8,956,951)	(7,030,501)
Death benefits	(2,302,383)	(370,823)	(507,084)	(672,778)	(578,191)

Units outstanding at end of year	279,200,512	20,617,994	73,792,598	92,120,697	78,143,554

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  225

Statements of Changes in Net Assets

	FTVIPT	GS VIT	GS VIT	GS VIT	Invesco
	Mutual Shares	Mid Cap Val,	Structd Sm Cap	Structd U.S.	VI Core Eq,
Year ended Dec. 31, 2011 (continued)	Sec, Cl 2	Inst	Eq, Inst	Eq, Inst	Ser I

Operations

Investment income (loss) — net	$2,222,934	$(459,108)	$(14,863)	$1,163,461	$(363,246)
Net realized gain (loss) on sales of investments	(2,180,618)	(885,891)	171,078	(3,232,826)	4,885,035
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,996,001)	(18,837,323)	(103,854)	7,411,743	(5,408,136)

Net increase (decrease) in net assets resulting from operations	(2,953,685)	(20,182,322)	52,361	5,342,378	(886,347)

Contract transactions

Contract purchase payments	4,072,589	3,231,712	129,812	1,857,530	1,468,834
Net transfers(1)	(18,089,884)	(31,713,750)	(954,238)	(17,242,232)	(3,839,660)
Transfers for policy loans	22,067	57,644	11,837	23,260	211,931
Adjustments to net assets allocated to contracts in payment period	(68,520)	268,584	(3,298)	258,557	(155,392)
Contract charges	(111,419)	(308,323)	(4,868)	(361,060)	(115,719)
Contract terminations:
Surrender benefits	(11,568,799)	(29,344,229)	(2,141,560)	(15,415,169)	(15,982,080)
Death benefits	(1,647,198)	(2,199,731)	(188,137)	(1,345,689)	(1,532,301)

Increase (decrease) from contract transactions	(27,391,164)	(60,008,093)	(3,150,452)	(32,224,803)	(19,944,387)

Net assets at beginning of year	174,040,457	328,204,211	10,931,597	167,513,711	118,803,790

Net assets at end of year	$143,695,608	$248,013,796	$7,833,506	$140,631,286	$97,973,056

Accumulation unit activity

Units outstanding at beginning of year	141,031,718	122,523,113	6,309,038	174,646,997	58,750,995
Contract purchase payments	3,519,280	1,267,769	73,765	1,853,965	720,066
Net transfers(1)	(14,386,651)	(12,100,741)	(545,319)	(17,352,156)	(1,880,810)
Transfers for policy loans	16,417	23,505	6,597	23,453	104,828
Contract charges	(90,456)	(117,631)	(2,787)	(362,896)	(57,225)
Contract terminations:
Surrender benefits	(9,121,364)	(11,247,063)	(1,217,410)	(15,470,116)	(7,814,209)
Death benefits	(1,374,484)	(845,539)	(104,240)	(1,344,836)	(782,391)

Units outstanding at end of year	119,594,460	99,503,413	4,519,644	141,994,411	49,041,254

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 226  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Div Divd,	VI Div Divd,	VI Global Hlth,	VI Intl Gro,	VI Tech,
Period ended Dec. 31, 2011 (continued)	Ser I(2)	Ser II(2)	Ser II	Ser II	Ser I

Operations

Investment income (loss) — net	$(73,445)	$(43,687)	$(208,660)	$335,789	$(214,294)
Net realized gain (loss) on sales of investments	(211,163)	(87,628)	153,227	1,482,624	1,822,831
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(872,638)	(448,953)	697,429	(10,148,003)	(3,455,357)

Net increase (decrease) in net assets resulting from operations	(1,157,246)	(580,268)	641,996	(8,329,590)	(1,846,820)

Contract transactions

Contract purchase payments	175,701	141,627	375,062	1,664,851	399,580
Net transfers(1)	14,530,477	7,465,257	2,157,506	(6,665,349)	(2,416,795)
Transfers for policy loans	3,149	354	(6,326)	13,656	10,888
Adjustments to net assets allocated to contracts in payment period	515	267	(80)	(7,411)	(112)
Contract charges	(7,316)	(3,709)	(18,711)	(132,596)	(67,371)
Contract terminations:
Surrender benefits	(632,387)	(236,483)	(1,990,968)	(10,559,862)	(2,052,103)
Death benefits	(39,649)	(13,626)	(155,950)	(649,851)	(305,887)

Increase (decrease) from contract transactions	14,030,490	7,353,687	360,533	(16,336,562)	(4,431,800)

Net assets at beginning of year	—	—	22,250,600	121,171,446	33,423,508

Net assets at end of year	$12,873,244	$6,773,419	$23,253,129	$96,505,294	$27,144,888

Accumulation unit activity

Units outstanding at beginning of year	—	—	20,785,101	90,302,409	37,410,988
Contract purchase payments	191,465	153,975	329,079	1,273,306	434,190
Net transfers(1)	14,578,486	7,532,988	1,932,580	(4,970,206)	(2,898,842)
Transfers for policy loans	3,472	399	(5,268)	11,682	12,581
Contract charges	(8,083)	(4,049)	(16,500)	(102,427)	(74,993)
Contract terminations:
Surrender benefits	(694,919)	(270,331)	(1,786,235)	(7,809,045)	(2,247,422)
Death benefits	(45,223)	(14,987)	(138,373)	(493,107)	(340,721)

Units outstanding at end of year	14,025,198	7,397,995	21,100,384	78,212,612	32,295,781

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  227

Statements of Changes in Net Assets

	Invesco VI	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Comstock,	Enterprise,	Global	Janus,	Overseas,
Year ended Dec. 31, 2011 (continued)	Ser II	Serv	Tech, Serv	Serv	Serv

Operations

Investment income (loss) — net	$1,159,900	$(136,164)	$(183,494)	$(336,430)	$(613,788)
Net realized gain (loss) on sales of investments	(2,718,564)	218,090	471,149	1,908,786	9,570,472
Distributions from capital gains	—	—	—	—	1,361,065
Net change in unrealized appreciation or depreciation of investments	(5,040,416)	(427,497)	(2,302,883)	(6,032,184)	(59,965,825)

Net increase (decrease) in net assets resulting from operations	(6,599,080)	(345,571)	(2,015,228)	(4,459,828)	(49,648,076)

Contract transactions

Contract purchase payments	2,726,753	255,438	307,902	1,488,356	1,322,704
Net transfers(1)	(19,503,052)	(1,615,817)	(2,088,680)	(14,118,981)	(21,921,723)
Transfers for policy loans	34,518	13,055	(4,079)	(19,950)	15,877
Adjustments to net assets allocated to contracts in payment period	12,657	—	(3,804)	(1,680)	49,143
Contract charges	(616,234)	(12,457)	(13,760)	(160,361)	(69,376)
Contract terminations:
Surrender benefits	(17,510,778)	(2,521,938)	(3,324,659)	(6,080,876)	(18,420,092)
Death benefits	(1,924,303)	(70,470)	(172,959)	(677,964)	(620,533)

Increase (decrease) from contract transactions	(36,780,439)	(3,952,189)	(5,300,039)	(19,571,456)	(39,644,000)

Net assets at beginning of year	257,009,567	18,424,832	24,760,253	82,233,183	175,075,543

Net assets at end of year	$213,630,048	$14,127,072	$17,444,986	$58,201,899	$85,783,467

Accumulation unit activity

Units outstanding at beginning of year	214,858,132	25,641,936	43,886,351	85,312,666	97,399,090
Contract purchase payments	2,335,170	353,532	556,565	1,550,251	834,808
Net transfers(1)	(16,282,695)	(2,293,339)	(3,990,972)	(15,119,360)	(15,209,227)
Transfers for policy loans	29,109	19,033	(7,778)	(19,322)	8,884
Contract charges	(509,668)	(17,512)	(25,054)	(168,909)	(44,793)
Contract terminations:
Surrender benefits	(14,574,162)	(3,466,681)	(5,986,587)	(6,346,495)	(11,642,276)
Death benefits	(1,631,137)	(97,526)	(314,154)	(712,954)	(396,430)

Units outstanding at end of year	184,224,749	20,139,443	34,118,371	64,495,877	70,950,056

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 228  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	CB Var Sm	MFS	MFS	MFS	MS UIF
	Cap Gro,	Inv Gro Stock,	New Dis,	Utilities,	Global Real
Year ended Dec. 31, 2011 (continued)	Cl I	Serv Cl	Serv Cl	Serv Cl	Est, Cl II

Operations

Investment income (loss) — net	$(79,629)	$(472,866)	$(555,885)	$4,983,716	$1,659,226
Net realized gain (loss) on sales of investments	415,207	2,121,422	872,919	1,775,221	(913,941)
Distributions from capital gains	131,623	—	8,256,051	—	—
Net change in unrealized appreciation or depreciation of investments	(426,647)	(1,774,771)	(16,395,393)	6,180,189	(8,308,301)

Net increase (decrease) in net assets resulting from operations	40,554	(126,215)	(7,822,308)	12,939,126	(7,563,016)

Contract transactions

Contract purchase payments	222,495	1,187,096	709,120	6,782,722	1,240,236
Net transfers(1)	(257,936)	(6,009,280)	6,805,395	12,747,115	(2,235,158)
Transfers for policy loans	(6,838)	3,566	6,434	(13,275)	13,699
Adjustments to net assets allocated to contracts in payment period	—	(10,699)	(7,606)	(12,141)	12,945
Contract charges	(7,544)	(54,851)	(47,340)	(167,934)	(66,997)
Contract terminations:
Surrender benefits	(397,112)	(7,365,026)	(6,307,647)	(18,917,674)	(6,235,511)
Death benefits	(37,693)	(327,232)	(350,453)	(2,124,328)	(458,365)

Increase (decrease) from contract transactions	(484,628)	(12,576,426)	807,903	(1,705,515)	(7,729,151)

Net assets at beginning of year	8,289,925	82,959,875	62,697,588	229,995,170	73,116,472

Net assets at end of year	$7,845,851	$70,257,234	$55,683,183	$241,228,781	$57,824,305

Accumulation unit activity

Units outstanding at beginning of year	7,914,112	105,423,462	47,234,660	121,459,411	69,096,688
Contract purchase payments	209,975	1,336,278	525,047	3,867,628	1,185,054
Net transfers(1)	(245,649)	(7,909,417)	4,582,702	6,749,597	(2,445,854)
Transfers for policy loans	(6,412)	5,766	7,668	(5,847)	14,239
Contract charges	(7,135)	(67,761)	(35,834)	(86,244)	(64,560)
Contract terminations:
Surrender benefits	(372,087)	(9,292,959)	(4,733,507)	(9,203,371)	(6,042,193)
Death benefits	(36,188)	(409,582)	(268,794)	(1,101,347)	(447,391)

Units outstanding at end of year	7,456,616	89,085,787	47,311,942	121,679,827	61,295,983

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  229

Statements of Changes in Net Assets

	MS UIF	NB AMT	NB AMT	Oppen	Oppen Global
	Mid Cap Gro,	Intl Eq,	Soc Responsive,	Global VA,	Strategic Inc VA,
Year ended Dec. 31, 2011 (continued)	Cl II	Cl S	Cl S	Serv	Srv

Operations

Investment income (loss) — net	$(416,392)	$1,146,098	$(26,762)	$163,302	$18,499,297
Net realized gain (loss) on sales of investments	1,179,982	(374,706)	34,214	(153,182)	10,178,219
Distributions from capital gains	25,621	—	—	—	11,696,484
Net change in unrealized appreciation or depreciation of investments	(6,049,699)	(3,725,955)	(193,679)	(9,678,483)	(40,369,088)

Net increase (decrease) in net assets resulting from operations	(5,260,488)	(2,954,563)	(186,227)	(9,668,363)	4,912

Contract transactions

Contract purchase payments	2,409,481	390,112	433,704	4,053,570	11,148,025
Net transfers(1)	5,841,127	(11,449)	(36,154)	(3,592,432)	(58,457,272)
Transfers for policy loans	(2,654)	6,666	3,351	(4,622)	(22,226)
Adjustments to net assets allocated to contracts in payment period	(11,172)	(2,775)	—	(13,365)	(177,406)
Contract charges	(43,059)	(44,177)	(3,316)	(70,342)	(856,703)
Contract terminations:
Surrender benefits	(5,343,334)	(1,686,559)	(226,411)	(7,640,071)	(90,129,639)
Death benefits	(368,481)	(196,113)	(6,662)	(797,290)	(9,949,275)

Increase (decrease) from contract transactions	2,481,908	(1,544,295)	164,512	(8,064,552)	(148,444,496)

Net assets at beginning of year	60,967,357	22,804,363	3,472,779	107,677,616	985,347,754

Net assets at end of year	$58,188,777	$18,305,505	$3,451,064	$89,944,701	$836,908,170

Accumulation unit activity

Units outstanding at beginning of year	45,796,859	23,891,737	3,026,764	76,283,213	706,223,975
Contract purchase payments	1,735,530	404,310	363,981	3,096,065	7,987,509
Net transfers(1)	4,172,715	(140,317)	(61,109)	(2,644,988)	(41,369,104)
Transfers for policy loans	(2,745)	7,842	2,986	(6,752)	(16,904)
Contract charges	(31,560)	(46,525)	(2,897)	(50,420)	(605,106)
Contract terminations:
Surrender benefits	(3,931,939)	(1,842,217)	(194,932)	(5,351,755)	(63,244,312)
Death benefits	(275,574)	(212,138)	(5,672)	(623,259)	(7,100,088)

Units outstanding at end of year	47,463,286	22,062,692	3,129,121	70,702,104	601,875,970

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 230  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	Oppen	Oppen	PIMCO	Put VT	Put VT
	Main St Sm Cap	Eq Inc VA,	VIT All Asset,	Global Hlth Care,	Intl Eq,
Year ended Dec. 31, 2011 (continued)	VA, Serv	Serv	Advisor Cl	Cl IB	Cl IB

Operations

Investment income (loss) — net	$(345,904)	$(6,830)	$16,461,652	$538,298	$702,166
Net realized gain (loss) on sales of investments	1,061,944	(15,042)	(27,797)	255,065	(1,158,990)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,786,302)	(237,972)	(13,922,833)	(1,133,361)	(4,503,316)

Net increase (decrease) in net assets resulting from operations	(2,070,262)	(259,844)	2,511,022	(339,998)	(4,960,140)

Contract transactions

Contract purchase payments	1,743,482	218,541	8,160,214	317,700	327,517
Net transfers(1)	(8,700,356)	(262,919)	18,044,185	(1,827,003)	(2,753,396)
Transfers for policy loans	16,970	(14,078)	(49,031)	3,284	7,303
Adjustments to net assets allocated to contracts in payment period	(9,951)	—	(31,322)	(2,811)	(2,949)
Contract charges	(49,780)	(3,188)	(256,664)	(18,890)	(20,655)
Contract terminations:
Surrender benefits	(5,898,842)	(148,618)	(24,200,990)	(1,367,844)	(2,318,906)
Death benefits	(516,928)	(11,536)	(2,279,735)	(140,033)	(231,863)

Increase (decrease) from contract transactions	(13,415,405)	(221,798)	(613,343)	(3,035,597)	(4,992,949)

Net assets at beginning of year	76,560,275	4,653,476	244,030,878	21,455,084	32,041,486

Net assets at end of year	$61,074,608	$4,171,834	$245,928,557	$18,079,489	$22,088,397

Accumulation unit activity

Units outstanding at beginning of year	58,249,701	4,829,494	192,370,650	18,734,342	24,302,454
Contract purchase payments	1,390,505	226,908	6,422,214	268,442	259,188
Net transfers(1)	(6,464,866)	(287,573)	14,126,001	(1,589,186)	(2,196,225)
Transfers for policy loans	12,923	(15,761)	(39,056)	3,264	6,704
Contract charges	(37,971)	(3,372)	(198,282)	(16,170)	(16,574)
Contract terminations:
Surrender benefits	(4,416,295)	(156,350)	(18,866,635)	(1,170,172)	(1,834,600)
Death benefits	(415,524)	(12,835)	(1,782,774)	(122,676)	(181,728)

Units outstanding at end of year	48,318,473	4,580,511	192,032,118	16,107,844	20,339,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  231

Statements of Changes in Net Assets

	Put VT	Put VT	Royce	Third	VP
	Multi-Cap	Multi-Cap	Micro-Cap,	Ave	Aggr,
Year ended Dec. 31, 2011 (continued)	Gro, Cl IA	Gro, Cl IB	Invest Cl	Val	Cl 2

Operations

Investment income (loss) — net	$(548,069)	$(173,651)	$637,303	$346,417	$(4,488,953)
Net realized gain (loss) on sales of investments	(1,112,718)	775,407	4,163,075	(2,955,771)	(71,100)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,915,242)	(2,204,844)	(11,145,299)	(6,801,055)	(27,216,458)

Net increase (decrease) in net assets resulting from operations	(3,576,029)	(1,603,088)	(6,344,921)	(9,410,409)	(31,776,511)

Contract transactions

Contract purchase payments	1,094,666	498,588	477,872	419,138	390,801,189
Net transfers(1)	(1,871,409)	(2,481,877)	(5,028,125)	(5,654,222)	101,125,629
Transfers for policy loans	155,285	35,422	6,834	23,463	(145,600)
Adjustments to net assets allocated to contracts in payment period	(70,699)	(3,197)	(17,128)	(26,983)	219,494
Contract charges	(82,034)	(28,296)	(18,584)	(17,757)	(1,788,309)
Contract terminations:
Surrender benefits	(9,820,922)	(3,839,580)	(10,695,979)	(8,593,852)	(5,319,789)
Death benefits	(499,624)	(239,807)	(599,593)	(345,253)	(2,005,122)

Increase (decrease) from contract transactions	(11,094,737)	(6,058,747)	(15,874,703)	(14,195,466)	482,887,492

Net assets at beginning of year	70,085,478	33,345,807	62,060,455	53,357,570	208,702,302

Net assets at end of year	$55,414,712	$25,683,972	$39,840,831	$29,751,695	$659,813,283

Accumulation unit activity

Units outstanding at beginning of year	47,514,593	29,434,323	15,792,239	18,734,516	186,003,988
Contract purchase payments	748,980	442,707	125,794	158,674	347,255,380
Net transfers(1)	(1,289,586)	(2,196,616)	(1,356,475)	(2,170,015)	87,663,870
Transfers for policy loans	107,247	33,510	2,318	9,482	(134,470)
Contract charges	(57,021)	(25,249)	(4,924)	(6,718)	(1,667,685)
Contract terminations:
Surrender benefits	(6,706,472)	(3,396,714)	(2,789,036)	(3,226,168)	(4,848,468)
Death benefits	(344,337)	(215,183)	(153,977)	(127,316)	(1,823,883)

Units outstanding at end of year	39,973,404	24,076,778	11,615,939	13,372,455	612,448,732

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 232  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP	VP AC	VP AC	VP BR	VP BR
	Aggr,	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot
Year ended Dec. 31, 2011 (continued)	Cl 4	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3

Operations

Investment income (loss) — net	$(16,139,816)	$(1,520)	$(3,816)	$174,629	$16,952,707
Net realized gain (loss) on sales of investments	36,792,625	895	(421)	(3,084)	(315,021)
Distributions from capital gains	—	5,872	—	35,092	3,347,936
Net change in unrealized appreciation or depreciation of investments	(85,403,261)	76,905	(10,516)	24,847	2,921,865

Net increase (decrease) in net assets resulting from operations	(64,750,452)	82,152	(14,753)	231,484	22,907,487

Contract transactions

Contract purchase payments	30,615,117	1,222,789	219,943	3,052,999	2,705,160
Net transfers(1)	(89,002,429)	184,630	114,082	530,670	(7,953,950)
Transfers for policy loans	11,123	—	—	—	2,212
Adjustments to net assets allocated to contracts in payment period	(99,897)	—	—	—	(94,178)
Contract charges	(9,981,618)	(275)	(50)	(268)	(536,757)
Contract terminations:
Surrender benefits	(81,782,353)	(8,117)	(10,439)	(221,781)	(24,927,707)
Death benefits	(9,566,639)	—	(46,686)	(23,876)	(3,061,850)

Increase (decrease) from contract transactions	(159,806,696)	1,399,027	276,850	3,337,744	(33,867,070)

Net assets at beginning of year	1,821,118,319	751,512	181,081	1,190,862	279,401,044

Net assets at end of year	$1,596,561,171	$2,232,691	$443,178	$4,760,090	$268,441,461

Accumulation unit activity

Units outstanding at beginning of year	1,623,317,828	749,211	149,684	1,171,379	230,071,826
Contract purchase payments	27,149,757	1,188,583	178,719	2,882,315	2,154,754
Net transfers(1)	(81,339,985)	173,880	91,532	494,784	(6,880,723)
Transfers for policy loans	14,446	—	—	—	1,501
Contract charges	(8,934,063)	(260)	(43)	(246)	(423,897)
Contract terminations:
Surrender benefits	(72,558,968)	(7,569)	(9,126)	(217,557)	(19,725,088)
Death benefits	(8,385,369)	—	(36,886)	(21,979)	(2,453,502)

Units outstanding at end of year	1,479,263,646	2,103,845	373,880	4,308,696	202,744,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  233

Statements of Changes in Net Assets

	VP Col	VP Col	VP	VP	VP DFA
	Wanger Intl	Wanger US	Conserv,	Conserv,	Intl
Year ended Dec. 31, 2011 (continued)	Eq, Cl 2	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2

Operations

Investment income (loss) — net	$29,987	$(18,358)	$(3,761,505)	$(13,513,950)	$9,078
Net realized gain (loss) on sales of investments	(40,704)	(438)	1,502,990	22,388,357	(10,762)
Distributions from capital gains	39,828	—	—	—	29,919
Net change in unrealized appreciation or depreciation of investments	(576,501)	(175,452)	8,542,996	22,529,730	(325,480)

Net increase (decrease) in net assets resulting from operations	(547,390)	(194,248)	6,284,481	31,404,137	(297,245)

Contract transactions

Contract purchase payments	2,758,267	1,760,629	183,173,769	14,301,225	1,004,300
Net transfers(1)	137,036	371,170	287,199,532	320,774,032	387,473
Transfers for policy loans	—	—	(130,889)	(43,473)	—
Adjustments to net assets allocated to contracts in payment period	—	7,778	(62,635)	(3,469,457)	—
Contract charges	(430)	(154)	(1,768,474)	(7,492,545)	(98)
Contract terminations:
Surrender benefits	(18,227)	(20,854)	(19,069,845)	(126,135,297)	(11,888)
Death benefits	(84,107)	(43,042)	(5,400,800)	(23,221,782)	—

Increase (decrease) from contract transactions	2,792,539	2,075,527	443,940,658	174,712,703	1,379,787

Net assets at beginning of year	1,217,640	689,404	184,093,835	1,409,945,636	502,715

Net assets at end of year	$3,462,789	$2,570,683	$634,318,974	$1,616,062,476	$1,585,257

Accumulation unit activity

Units outstanding at beginning of year	1,007,322	534,145	176,204,428	1,349,528,344	425,653
Contract purchase payments	2,329,318	1,340,607	172,926,089	13,487,690	888,386
Net transfers(1)	122,011	296,180	269,630,807	297,658,127	385,813
Transfers for policy loans	—	—	(122,697)	(41,505)	—
Contract charges	(406)	(130)	(1,672,281)	(7,072,221)	(103)
Contract terminations:
Surrender benefits	(16,063)	(16,434)	(17,998,049)	(118,980,129)	(10,609)
Death benefits	(84,220)	(39,043)	(5,070,923)	(21,943,200)	—

Units outstanding at end of year	3,357,962	2,115,325	593,897,374	1,512,637,106	1,689,140

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 234  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP EV	VP Invesco	VP JPM	VP Jennison	VP
	Floating Rate	Intl	Core Bond,	Mid Cap Gro,	Holl Lg Cap
Year ended Dec. 31, 2011 (continued)	Inc, Cl 2	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2

Operations

Investment income (loss) — net	$50,095	$5,403	$(1,564)	$(6,474)	$(14,182)
Net realized gain (loss) on sales of investments	(28,684)	(816)	3,125	8,552	(14,480)
Distributions from capital gains	12,120	11,769	10,421	—	—
Net change in unrealized appreciation or depreciation of investments	(36,145)	(133,168)	74,598	(3,660)	(67,322)

Net increase (decrease) in net assets resulting from operations	(2,614)	(116,812)	86,580	(1,582)	(95,984)

Contract transactions

Contract purchase payments	6,233,733	1,042,999	1,594,459	426,278	1,464,684
Net transfers(1)	331,636	422,630	220,007	192,945	294,065
Transfers for policy loans	—	—	—	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(587)	(119)	(179)	(73)	(148)
Contract terminations:
Surrender benefits	(409,922)	(7,331)	(42,576)	(4,151)	(10,521)
Death benefits	(63,455)	(46,770)	—	(50,044)	(130,982)

Increase (decrease) from contract transactions	6,091,405	1,411,409	1,771,711	564,955	1,617,098

Net assets at beginning of year	1,646,049	406,697	1,137,874	321,770	257,166

Net assets at end of year	$7,734,840	$1,701,294	$2,996,165	$885,143	$1,778,280

Accumulation unit activity

Units outstanding at beginning of year	1,564,923	349,685	1,131,526	270,449	207,677
Contract purchase payments	5,931,871	905,293	1,531,619	347,203	1,174,821
Net transfers(1)	297,569	383,436	200,573	162,619	235,412
Transfers for policy loans	—	—	—	—	—
Contract charges	(564)	(113)	(169)	(62)	(127)
Contract terminations:
Surrender benefits	(384,666)	(5,991)	(40,162)	(3,279)	(8,614)
Death benefits	(61,134)	(38,197)	—	(38,767)	(118,924)

Units outstanding at end of year	7,347,999	1,594,113	2,823,387	738,163	1,490,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  235

Statements of Changes in Net Assets

	VP MFS		VP	VP Mod	VP Mod
	Val,	VP Mod,	Mod,	Aggr,	Aggr,
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 2	Cl 4	Cl 2	Cl 4

Operations

Investment income (loss) — net	$(9,857)	$(30,692,100)	$(105,753,467)	$(18,853,259)	$(64,412,082)
Net realized gain (loss) on sales of investments	(12,867)	2,721,276	133,484,565	1,227,058	110,367,314
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(16,608)	(28,156,897)	(85,113,845)	(65,055,187)	(205,202,717)

Net increase (decrease) in net assets resulting from operations	(39,332)	(56,127,721)	(57,382,747)	(82,681,388)	(159,247,485)

Contract transactions

Contract purchase payments	1,027,736	2,265,560,632	118,303,025	1,548,819,538	98,046,130
Net transfers(1)	106,195	574,158,723	(214,839,503)	236,668,553	(385,470,691)
Transfers for policy loans	—	(188,465)	182,489	(126,863)	(38,416)
Adjustments to net assets allocated to contracts in payment period	—	(514,658)	(8,199,808)	2,036,054	(3,418,139)
Contract charges	(189)	(14,448,350)	(62,555,188)	(8,670,726)	(39,108,384)
Contract terminations:
Surrender benefits	(13,250)	(61,028,426)	(679,542,651)	(28,268,292)	(328,142,496)
Death benefits	(34,246)	(16,512,317)	(83,940,910)	(5,003,145)	(26,333,360)

Increase (decrease) from contract transactions	1,086,246	2,747,027,139	(930,592,546)	1,745,455,119	(684,465,356)

Net assets at beginning of year	293,595	1,732,993,126	11,557,839,474	991,528,000	7,156,739,337

Net assets at end of year	$1,340,509	$4,423,892,544	$10,569,864,181	$2,654,301,731	$6,313,026,496

Accumulation unit activity

Units outstanding at beginning of year	254,064	1,584,363,240	10,566,948,821	891,746,819	6,431,039,211
Contract purchase payments	873,536	2,058,155,344	107,009,564	1,386,314,947	87,557,150
Net transfers(1)	92,748	514,546,341	(206,483,405)	203,354,695	(364,663,629)
Transfers for policy loans	—	(171,610)	168,292	(117,006)	(36,804)
Contract charges	(174)	(13,387,930)	(56,793,587)	(8,002,769)	(35,020,652)
Contract terminations:
Surrender benefits	(11,648)	(55,464,722)	(615,745,361)	(25,407,554)	(292,883,789)
Death benefits	(31,704)	(15,112,928)	(76,237,353)	(4,495,349)	(23,718,436)

Units outstanding at end of year	1,176,822	4,072,927,735	9,718,866,971	2,443,393,783	5,802,273,051

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 236  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Mod	VP Mod	VP MS	VP NFJ	VP Nuveen
	Conserv,	Conserv,	Global Real	Divd Val,	Winslow
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2

Operations

Investment income (loss) — net	$(8,868,256)	$(31,026,461)	$67,269	$(7,561)	$(2,520)
Net realized gain (loss) on sales of investments	2,060,489	40,621,726	(35,014)	(16)	(154)
Distributions from capital gains	—	—	28,984	—	—
Net change in unrealized appreciation or depreciation of investments	9,434,660	27,264,700	(373,076)	28,508	(8,189)

Net increase (decrease) in net assets resulting from operations	2,626,893	36,859,965	(311,837)	20,931	(10,863)

Contract transactions

Contract purchase payments	514,770,554	30,280,076	2,055,454	930,218	393,849
Net transfers(1)	351,219,659	195,891,612	264,119	352,322	136,825
Transfers for policy loans	(45,837)	68,615	—	—	—
Adjustments to net assets allocated to contracts in payment period	(650,782)	(5,584,876)	—	—	—
Contract charges	(3,956,617)	(16,132,105)	(239)	(129)	(15)
Contract terminations:
Surrender benefits	(28,111,434)	(202,011,291)	(21,411)	(4,772)	(7,294)
Death benefits	(7,446,037)	(41,111,215)	(21,994)	(29,799)	—

Increase (decrease) from contract transactions	825,779,506	(38,599,184)	2,275,929	1,247,840	523,365

Net assets at beginning of year	520,096,345	3,332,019,792	839,999	168,102	34,230

Net assets at end of year	$1,348,502,744	$3,330,280,573	$2,804,091	$1,436,873	$546,732

Accumulation unit activity

Units outstanding at beginning of year	486,156,330	3,111,864,848	702,334	143,249	27,668
Contract purchase payments	476,807,391	27,951,906	1,746,465	782,020	313,706
Net transfers(1)	322,877,872	179,316,331	214,430	301,832	118,399
Transfers for policy loans	(42,594)	64,569	—	—	—
Contract charges	(3,694,252)	(14,900,292)	(225)	(114)	(13)
Contract terminations:
Surrender benefits	(25,710,045)	(186,498,298)	(18,870)	(3,876)	(9,439)
Death benefits	(6,869,239)	(37,917,013)	(19,161)	(24,512)	—

Units outstanding at end of year	1,249,525,463	3,079,882,051	2,624,973	1,198,599	450,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  237

Statements of Changes in Net Assets

	VP Ptnrs	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis
	Sm Cap	Sm Cap	Sm Cap	Mortgage	Intl Eq,
Year ended Dec. 31, 2011 (continued)	Gro, Cl 2	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2

Operations

Investment income (loss) — net	$(3,899)	$(8,085)	$(1,494,022)	$(3,889)	$3,589
Net realized gain (loss) on sales of investments	6,761	(41,025)	6,102,542	888	(4,976)
Distributions from capital gains	—	—	—	17,606	8,134
Net change in unrealized appreciation or depreciation of investments	(14,003)	(50,258)	(13,816,553)	19,548	(72,980)

Net increase (decrease) in net assets resulting from operations	(11,141)	(99,368)	(9,208,033)	34,153	(66,233)

Contract transactions

Contract purchase payments	470,849	639,772	1,995,557	759,881	518,083
Net transfers(1)	63,634	(262,813)	(23,106,147)	241,753	50,221
Transfers for policy loans	—	—	21,943	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(53,135)	—	—
Contract charges	(41)	(174)	(376,134)	(91)	(12)
Contract terminations:
Surrender benefits	(2,723)	(28,658)	(13,532,325)	(46,364)	(11,846)
Death benefits	(49,054)	—	(1,659,575)	—	—

Increase (decrease) from contract transactions	482,665	348,127	(36,709,816)	955,179	556,446

Net assets at beginning of year	119,935	452,850	197,265,671	446,675	78,377

Net assets at end of year	$591,459	$701,609	$151,347,822	$1,436,007	$568,590

Accumulation unit activity

Units outstanding at beginning of year	92,988	367,841	106,424,676	445,642	66,191
Contract purchase payments	360,805	516,548	1,201,319	741,394	458,945
Net transfers(1)	49,404	(256,929)	(12,788,388)	236,407	48,401
Transfers for policy loans	—	—	9,006	—	—
Contract charges	(33)	(164)	(215,038)	(87)	(12)
Contract terminations:
Surrender benefits	(2,036)	(24,179)	(7,300,732)	(44,866)	(10,020)
Death benefits	(35,164)	—	(952,953)	—	—

Units outstanding at end of year	465,964	603,117	86,377,890	1,378,490	563,505

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 238  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

	VP Sit	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Divd Gro,	Estb Val,	Estb Val,	Short Duration
Year ended Dec. 31, 2011 (continued)	Cl 2	Cl 3	Cl 2	Cl 3	Govt, Cl 2

Operations

Investment income (loss) — net	$(9,354)	$(487,057)	$(16,437)	$(126,315)	$(2,348)
Net realized gain (loss) on sales of investments	(1,410)	2,229,951	(54,691)	189,724	912
Distributions from capital gains	—	—	—	—	1,617
Net change in unrealized appreciation or depreciation of investments	(41,359)	(4,084,293)	(138,431)	(1,130,547)	4,989

Net increase (decrease) in net assets resulting from operations	(52,123)	(2,341,399)	(209,559)	(1,067,138)	5,170

Contract transactions

Contract purchase payments	537,285	647,526	1,733,655	368,746	495,151
Net transfers(1)	357,933	(8,673,104)	(64,663)	556,095	(67,009)
Transfers for policy loans	—	13,029	—	(2,521)	—
Adjustments to net assets allocated to contracts in payment period	—	(22,045)	—	(20,260)	—
Contract charges	(199)	(161,438)	(123)	(13,374)	(71)
Contract terminations:
Surrender benefits	(6,603)	(4,455,225)	(20,468)	(932,191)	(18,088)
Death benefits	(46,917)	(613,612)	(18,283)	(191,329)	—

Increase (decrease) from contract transactions	841,499	(13,264,869)	1,630,118	(234,834)	409,983

Net assets at beginning of year	450,724	62,573,958	503,754	14,315,039	402,378

Net assets at end of year	$1,240,100	$46,967,690	$1,924,313	$13,013,067	$817,531

Accumulation unit activity

Units outstanding at beginning of year	387,479	63,233,786	409,447	10,675,740	400,604
Contract purchase payments	468,534	654,734	1,394,582	292,993	490,710
Net transfers(1)	314,382	(8,981,632)	(77,798)	432,431	(66,849)
Transfers for policy loans	—	13,413	—	(2,467)	—
Contract charges	(184)	(164,835)	(114)	(10,127)	(71)
Contract terminations:
Surrender benefits	(5,706)	(4,565,399)	(17,489)	(707,055)	(17,846)
Death benefits	(46,730)	(625,121)	(16,524)	(137,383)	—

Units outstanding at end of year	1,117,775	49,564,946	1,692,104	10,544,132	806,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  239

Statements of Changes in Net Assets

			WF Adv	WF Adv	WF Adv
	Wanger	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,
Year ended Dec. 31, 2011 (continued)	Intl	USA	Alloc, Cl 2	Cl 2	Cl 2

Operations

Investment income (loss) — net	$15,834,515	$(3,579,648)	$695,295	$(518,520)	$(465,633)
Net realized gain (loss) on sales of investments	(12,389,211)	7,422,440	(222,834)	2,396,920	184,154
Distributions from capital gains	9,992,764	37,345,076	—	2,903,463	—
Net change in unrealized appreciation or depreciation of investments	(75,765,979)	(55,601,899)	1,306,560	(13,726,538)	(978,445)

Net increase (decrease) in net assets resulting from operations	(62,327,911)	(14,414,031)	1,779,021	(8,944,675)	(1,259,924)

Contract transactions

Contract purchase payments	5,682,272	5,692,849	440,095	1,008,594	1,299,718
Net transfers(1)	(37,794,420)	(43,140,767)	(3,368,680)	(6,196,601)	28,373,367
Transfers for policy loans	(6,633)	34,694	27,112	2,014	17,101
Adjustments to net assets allocated to contracts in payment period	(102,555)	(145,445)	(11,512)	(15,734)	125,738
Contract charges	(438,215)	(405,171)	(28,323)	(96,109)	(44,535)
Contract terminations:
Surrender benefits	(36,708,123)	(36,961,636)	(3,959,568)	(6,457,878)	(4,801,115)
Death benefits	(2,835,207)	(2,884,094)	(516,580)	(644,687)	(416,706)

Increase (decrease) from contract transactions	(72,202,881)	(77,809,570)	(7,417,456)	(12,400,401)	24,553,568

Net assets at beginning of year	458,488,585	441,908,083	36,092,798	74,526,363	51,585,277

Net assets at end of year	$323,957,793	$349,684,482	$30,454,363	$53,181,287	$74,878,921

Accumulation unit activity

Units outstanding at beginning of year	199,413,566	240,629,120	29,126,578	57,744,964	34,392,724
Contract purchase payments	2,902,557	3,378,713	350,920	866,755	933,359
Net transfers(1)	(17,107,732)	(22,333,408)	(2,678,683)	(4,859,345)	22,980,659
Transfers for policy loans	6,588	16,615	21,410	1,826	10,951
Contract charges	(201,279)	(220,324)	(22,452)	(84,498)	(30,888)
Contract terminations:
Surrender benefits	(15,806,567)	(19,348,224)	(3,143,031)	(4,999,219)	(3,280,476)
Death benefits	(1,307,910)	(1,628,943)	(409,118)	(542,421)	(284,586)

Units outstanding at end of year	167,899,223	200,493,549	23,245,624	48,128,062	54,721,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

 240  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Statement of Changes in Net Assets

WF Adv
VT Sm Cap Gro,
Year ended Dec. 31, 2011 (continued)	Cl 2

Operations

Investment income (loss) — net	$(775,985)
Net realized gain (loss) on sales of investments	2,102,923
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(6,401,488)

Net increase (decrease) in net assets resulting from operations	(5,074,550)

Contract transactions

Contract purchase payments	2,904,320
Net transfers(1)	(18,022,798)
Transfers for policy loans	1,868
Adjustments to net assets allocated to contracts in payment period	(7,979)
Contract charges	(54,390)
Contract terminations:
Surrender benefits	(7,298,040)
Death benefits	(531,721)

Increase (decrease) from contract transactions	(23,008,740)

Net assets at beginning of year	100,081,392

Net assets at end of year	$71,998,102

Accumulation unit activity

Units outstanding at beginning of year	68,151,085
Contract purchase payments	2,012,323
Net transfers(1)	(12,804,108)
Transfers for policy loans	2,336
Contract charges	(38,196)
Contract terminations:
Surrender benefits	(5,068,671)
Death benefits	(365,741)

Units outstanding at end of year	51,889,028

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  241

Notes to Financial Statements

1.	ORGANIZATION
RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity® (RAVA)
RiverSource Retirement Advisor Variable Annuity® – Band 3 (RAVA Band 3)*
RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage)
RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select)
RiverSource Retirement Advisor Advantage® Variable Annuity – Band 3 (RAVA Advantage Band 3)*
RiverSource Retirement Advisor Advantage Plus® Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus® Variable Annuity (RAVA Select Plus)
RiverSource Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)
RiverSource Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)
RiverSource Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)
RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)
RiverSource® Flexible Portfolio Annuity (FPA)
RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)
RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

Division	Fund

AB VPS Global Thematic Gro, Cl B	AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II

 242  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund

AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2	Columbia Variable Portfolio – Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2	Columbia Variable Portfolio – Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3	Columbia Variable Portfolio – Diversified Bond Fund (Class 3)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 2))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Equity Income Fund (Class 3))
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 2))
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (previously Columbia Variable Portfolio – Emerging Markets Opportunity Fund (Class 3))
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Inc, Cl 2	Columbia Variable Portfolio – High Income Fund (Class 2)(1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)(1)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3	Columbia Variable Portfolio – International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 2	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 2) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 2))
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (previously Columbia Variable Portfolio – Dynamic Equity Fund (Class 3))
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Man Vol Mod Gro, Cl 2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Fund (Class 2))
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2	Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3	Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3	Columbia Variable Portfolio – S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 2))
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (previously Columbia Variable Portfolio – Short Duration U.S. Government Fund (Class 3))
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate Securities Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value Securities Fund – Class 2
FTVIPT Mutual Shares Sec, Cl 2	FTVIPT Mutual Shares Securities Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Structd Sm Cap Eq, Inst	Goldman Sachs VIT Structured Small Cap Equity Fund – Institutional Shares

RIVERSOURCE VARIABLE ACCOUNT 10  ■  243

Division	Fund

GS VIT Structd U.S. Eq, Inst	Goldman Sachs VIT Structured U.S. Equity Fund – Institutional Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares(2) (previously Invesco Van Kampen V.I. American Franchise Fund, Series I Shares)
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares(3) (previously Invesco Van Kampen V.I. American Franchise Fund, Series II Shares)
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares (previously Invesco Van Kampen V.I. Comstock Fund, Series II Shares)
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares(4) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares)
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares(5) (previously Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares)
Janus Aspen Enterprise, Serv	Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Moderate Allocation Portfolio: Service Shares)
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I (previously Legg Mason ClearBridge Variable Small Cap Growth Portfolio – Class I)
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (previously Neuberger Berman Advisers Management Trust International Portfolio (Class S))
NB AMT Soc Responsive, Cl S	Neuberger Berman Advisers Management Trust Socially Responsive Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares (previously Oppenheimer Global Securities Fund/VA, Service Shares)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (previously Oppenheimer Main Street Small- & Mid-Cap Fund®/VA, Service Shares)
Oppen Eq Inc VA, Serv	Oppenheimer Equity Income Fund/VA, Service Shares (previously Oppenheimer Value Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb Multi-Asset, Advisor Cl	PIMCO VIT Global Multi-Asset Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IA	Putnam VT Multi-Cap Growth Fund – Class IA Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Third Ave Val	Third Avenue Value Portfolio
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2	Variable Portfolio – American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2	Variable Portfolio – American Century Growth Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 2	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 2))
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Columbia Variable Portfolio – Global Inflation Protected Securities Fund (Class 3))
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2	Variable Portfolio – Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP DFA Intl Val, Cl 2	Variable Portfolio – DFA International Value Fund (Class 2)
VP EV Floating Rate Inc, Cl 2	Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)
VP Invesco Intl Gro, Cl 2	Variable Portfolio – Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2	Variable Portfolio – J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2	Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2)
VP Holl Lg Cap Gro, Cl 2	Variable Portfolio – Holland Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Marsico Growth Fund (Class 2))

 244  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund

VP MFS Val, Cl 2	Variable Portfolio – MFS Value Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2	Variable Portfolio – Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2	Variable Portfolio – NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl 2	Variable Portfolio – Nuveen Winslow Large Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl 2	Variable Portfolio – PIMCO Mortgage-Backed Securities Fund (Class 2)
VP Pyramis Intl Eq, Cl 2	Variable Portfolio – Pyramis® International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 2	Variable Portfolio – Sit Dividend Growth Fund (Class 2) (previously Variable Portfolio – Davis New York Venture Fund (Class 2))
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3) (previously Variable Portfolio – Davis New York Venture Fund (Class 3))
VP Vty Estb Val, Cl 2	Variable Portfolio – Victory Established Value Fund (Class 2) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 2))
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3) (previously Variable Portfolio – Goldman Sachs Mid Cap Value Fund (Class 3))
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2(6)
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2

(1)	Columbia Variable Portfolio – High Income Fund (Class 2) is scheduled to be merged into Columbia Variable Portfolio – Income Opportunities Fund (Class 2) on April 29, 2013.

(2)	Invesco V.I. Capital Appreciation Fund, Series I Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco V.I. American Franchise Fund, Series I Shares.
(3)	Invesco V.I. Capital Appreciation Fund, Series II Shares merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco V.I. American Franchise Fund, Series II Shares.

(4)	Invesco V.I. Capital Development Fund, Series I Shares merged into Invesco V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.
(5)	Invesco V.I. Capital Development Fund, Series II Shares merged into Invesco V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.

(6)	Wells Fargo Advantage VT Core Equity Fund – Class 2 merged into Wells Fargo Advantage VT Opportunity Fund – Class 2 on Aug. 26, 2011.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Investments in the Funds
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RIVERSOURCE VARIABLE ACCOUNT 10  ■  245

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2012.

Variable Payout
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2013. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.	VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee

RAVA	0.75% to 0.95% (depending on the contract selected)

RAVA Band 3	0.55%

RAVA Advantage	0.75% to 0.95% (depending on the contract selected)

RAVA Select	1.00% to 1.20% (depending on the contract selected)

RAVA Advantage Band 3	0.55%

RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)

RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)

RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)

RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)

RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)

 246  ■  RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee

RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.55% (depending on the contract selected)

RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.80% (depending on the contract selected)

RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.95% (depending on the contract selected)

FPA	1.25%

Retirement GVAC I	0.60%

Retirement GVAC II	0.95%

4.	CONTRACT CHARGES
RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.	SURRENDER CHARGES
RiverSource Life may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.	RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:

Investment Management Services Agreement	Columbia Management Investment Advisers, LLC

Administrative Services Agreement	Columbia Management Investment Advisers, LLC

Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.

Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.	INVESTMENT TRANSACTIONS
The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2012 were as follows:

Division	Purchases

AB VPS Global Thematic Gro, Cl B	$1,413,582
AB VPS Gro & Inc, Cl B	5,467,512
AB VPS Intl Val, Cl B	8,289,380
AB VPS Lg Cap Gro, Cl B	3,035,858
AC VP Intl, Cl I	634,768
AC VP Intl, Cl II	1,379,155
AC VP Mid Cap Val, Cl II	9,422,552
AC VP Ultra, Cl II	3,332,545
AC VP Val, Cl I	2,198,190
AC VP Val, Cl II	13,346,764
BlackRock Global Alloc, Cl III	11,858,734
Calvert VP SRI Bal	1,770,970
Col VP Bal, Cl 3	8,216,129
Col VP Cash Mgmt, Cl 2	13,316,756
Col VP Cash Mgmt, Cl 3	55,999,521
Col VP Div Bond, Cl 2	20,544,268
Col VP Div Bond, Cl 3	112,686,963
Col VP Divd Opp, Cl 2	4,154,831
Col VP Divd Opp, Cl 3	3,881,736
Col VP Emer Mkts, Cl 2	4,328,532
Col VP Emer Mkts, Cl 3	13,381,179
Col VP Global Bond, Cl 2	4,793,208
Col VP Global Bond, Cl 3	18,629,114
Col VP Hi Inc, Cl 2	18,175,019
Col VP Hi Yield Bond, Cl 2	10,252,703
Col VP Hi Yield Bond, Cl 3	51,977,226
Col VP Inc Opp, Cl 2	5,729,220
Col VP Inc Opp, Cl 3	42,915,500
Col VP Intl Opp, Cl 2	1,033,576
Col VP Intl Opp, Cl 3	3,433,572
Col VP Lg Cap Gro, Cl 2	1,726,381
Col VP Lg Cap Gro, Cl 3	4,765,521
Col VP Lg Core Quan, Cl 2	862,934
Col VP Lg Core Quan, Cl 3	4,842,830
Col VP Limited Duration Cr, Cl 2	3,932,315
Col VP Man Vol Mod Gro, Cl 2	1,938,483,501
Col VP Marsico Gro, Cl 1	5,136,680
Col VP Marsico Intl Opp, Cl 2	2,550,875
Col VP Mid Cap Gro Opp, Cl 2	377,537
Col VP Mid Cap Gro Opp, Cl 3	1,350,337
Col VP Mid Cap Val Opp, Cl 2	793,303
Col VP Mid Cap Val Opp, Cl 3	1,475,299
Col VP S&P 500, Cl 3	11,742,736
Col VP Select Lg Cap Val, Cl 2	987,037
Col VP Select Lg Cap Val, Cl 3	4,814,570
Col VP Select Sm Cap Val, Cl 2	893,926

RIVERSOURCE VARIABLE ACCOUNT 10  ■  247

Division	Purchases

Col VP Select Sm Cap Val, Cl 3	$1,153,503
Col VP US Govt Mtge, Cl 2	6,104,918
Col VP US Govt Mtge, Cl 3	30,959,362
Col VP Strategic Inc, Cl 2	9,629,018
CS Commodity Return	5,637,607
Drey VIF Intl Eq, Serv	674,884
DWS Alt Asset Alloc VIP, Cl B	8,173,703
EV VT Floating-Rate Inc	30,406,652
Fid VIP Contrafund, Serv Cl 2	15,203,101
Fid VIP Gro & Inc, Serv Cl	1,853,689
Fid VIP Gro & Inc, Serv Cl 2	4,065,998
Fid VIP Mid Cap, Serv Cl	9,210,255
Fid VIP Mid Cap, Serv Cl 2	44,499,050
Fid VIP Overseas, Serv Cl	577,111
Fid VIP Overseas, Serv Cl 2	2,954,659
FTVIPT Frank Global Real Est, Cl 2	3,753,814
FTVIPT Frank Sm Cap Val, Cl 2	4,620,293
FTVIPT Mutual Shares Sec, Cl 2	6,027,647
GS VIT Mid Cap Val, Inst	2,689,187
GS VIT Structd Sm Cap Eq, Inst	264,754
GS VIT Structd U.S. Eq, Inst	4,534,822
Invesco VI Core Eq, Ser I	975,957
Invesco VI Div Divd, Ser I	4,799,925
Invesco VI Div Divd, Ser II	4,096,078
Invesco VI Global Hlth, Ser II	4,564,054
Invesco VI Intl Gro, Ser II	5,845,799
Invesco VI Tech, Ser I	2,227,385
Invesco VI Am Fran, Ser I	15,964,370
Invesco VI Am Fran, Ser II	89,859,083
Invesco VI Comstock, Ser II	5,485,453
Invesco VI Mid Cap Gro, Ser I	18,019,874
Invesco VI Mid Cap Gro, Ser II	24,848,500
Janus Aspen Enterprise, Serv	362,255
Janus Aspen Global Tech, Serv	1,200,452
Janus Aspen Janus, Serv	4,861,001
Janus Aspen Gbl Alloc Mod, Serv	490,577
Janus Aspen Overseas, Serv	9,044,294
CB Var Sm Cap Gro, Cl I	3,539,141
MFS Inv Gro Stock, Serv Cl	8,822,165
MFS New Dis, Serv Cl	6,557,099
MFS Utilities, Serv Cl	26,539,212
MS UIF Global Real Est, Cl II	4,689,188
MS UIF Mid Cap Gro, Cl II	11,899,941
NB AMT Intl Eq, Cl S	1,985,569
NB AMT Soc Responsive, Cl S	574,732
Oppen Global VA, Serv	5,935,872
Oppen Global Strategic Inc VA, Srv	70,802,905
Oppen Main St Sm Cap VA, Serv	3,584,451
Oppen Eq Inc VA, Serv	361,779
PIMCO VIT All Asset, Advisor Cl	51,708,833
PIMCO VIT Glb Multi-Asset, Advisor Cl	3,424,713
Put VT Global Hlth Care, Cl IB	2,629,121
Put VT Intl Eq, Cl IB	863,170
Put VT Multi-Cap Gro, Cl IA	354,935
Put VT Multi-Cap Gro, Cl IB	374,178
Royce Micro-Cap, Invest Cl	798,841
Third Ave Val	301,857
VP Aggr, Cl 2	171,983,055
VP Aggr, Cl 4	20,591,512
VP AC Div Bond, Cl 2	5,059,422
VP AC Gro, Cl 2	1,123,878
VP BR Gl Infl Prot Sec, Cl 2	6,063,643
VP BR Gl Infl Prot Sec, Cl 3	30,856,531
VP Col Wanger Intl Eq, Cl 2	3,219,189
VP Col Wanger US Eq, Cl 2	2,725,672
VP Conserv, Cl 2	408,855,866
VP Conserv, Cl 4	396,192,526
VP DFA Intl Val, Cl 2	1,335,336
VP EV Floating Rate Inc, Cl 2	5,333,804
VP Invesco Intl Gro, Cl 2	1,579,616
VP JPM Core Bond, Cl 2	3,329,180
VP Jennison Mid Cap Gro, Cl 2	1,336,433
VP Holl Lg Cap Gro, Cl 2	1,604,200
VP MFS Val, Cl 2	1,503,273
VP Mod, Cl 2	1,371,016,085
VP Mod, Cl 4	182,338,899
VP Mod Aggr, Cl 2	630,544,351
VP Mod Aggr, Cl 4	29,764,066
VP Mod Conserv, Cl 2	619,716,886
VP Mod Conserv, Cl 4	322,714,569
VP MS Global Real Est, Cl 2	3,190,843
VP NFJ Divd Val, Cl 2	2,297,644
VP Nuveen Winslow Lg Cap Gro, Cl 2	865,815
VP Ptnrs Sm Cap Gro, Cl 2	679,214
VP Ptnrs Sm Cap Val, Cl 2	854,164
VP Ptnrs Sm Cap Val, Cl 3	2,009,497
VP PIMCO Mortgage Backed Sec, Cl 2	2,775,254
VP Pyramis Intl Eq, Cl 2	763,518
VP Sit Divd Gro, Cl 2	890,049
VP Sit Divd Gro, Cl 3	1,622,715
VP Vty Estb Val, Cl 2	1,816,310
VP Vty Estb Val, Cl 3	2,011,135
VP WF Short Duration Govt, Cl 2	1,726,792
Wanger Intl	38,034,569
Wanger USA	21,547,151
WF Adv VT Index Asset Alloc, Cl 2	2,216,815
WF Adv VT Intl Eq, Cl 2	5,720,751
WF Adv VT Opp, Cl 2	2,783,857
WF Adv VT Sm Cap Gro, Cl 2	6,699,178

 248  ■  RIVERSOURCE VARIABLE ACCOUNT 10

8.	ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$1.10	$1.33	$1.57	$—	$1.34
0.60%	—	—	—	0.99	—
0.75%	1.08	1.30	1.53	—	1.30
0.85%	1.09	1.17	0.75	1.20	—
0.95%	1.07	1.27	1.50	1.33	1.27
1.00%	1.06	1.38	1.55	—	—
1.05%	1.07	1.16	0.74	1.19	—
1.10%	1.07	1.15	0.74	1.18	—
1.15%	—	—	—	0.99	—
1.20%	1.05	1.35	1.52	1.32	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.06	1.14	0.73	1.17	—
1.30%	1.06	1.14	0.73	1.17	—
1.35%	—	—	—	1.32	—
1.40%	—	—	—	1.32	—
1.45%	1.05	1.13	0.72	1.16	—
1.50%	—	—	—	0.99	—
1.55%	—	—	—	1.31	—
1.60%	—	—	—	1.31	—
1.65%	—	—	—	1.31	—
1.70%	—	—	—	1.31	—
1.75%	—	—	—	1.31	—
1.80%	—	—	—	1.30	—
1.85%	—	—	—	0.98	—
1.90%	—	—	—	0.98	—

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$1.47	$1.18	$1.21	$2.00	$1.68
0.60%	—	—	—	—	1.03
0.75%	1.43	1.17	1.20	1.95	1.65
0.85%	—	1.44	1.25	—	1.20
0.95%	1.40	1.16	1.18	1.90	1.61
1.00%	1.61	1.15	1.18	—	1.59
1.05%	—	1.43	1.23	—	1.18
1.10%	—	1.42	1.23	—	1.18
1.15%	—	—	—	—	1.04
1.20%	1.58	1.14	1.16	—	1.56
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.41	1.21	—	1.17
1.30%	—	1.40	1.21	—	1.16
1.35%	—	—	—	—	1.30
1.40%	—	—	—	—	1.30
1.45%	—	1.39	1.20	—	1.15
1.50%	—	—	—	—	1.04
1.55%	—	—	—	—	1.30
1.60%	—	—	—	—	1.29
1.65%	—	—	—	—	1.29
1.70%	—	—	—	—	1.29
1.75%	—	—	—	—	1.29
1.80%	—	—	—	—	1.29
1.85%	—	—	—	—	1.04
1.90%	—	—	—	—	1.04

RIVERSOURCE VARIABLE ACCOUNT 10  ■  249

		Calvert	Col	Col VP	Col VP
	BlackRock Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	$1.03	$1.26	$1.41	$—	$1.22
0.60%	1.03	—	1.04	1.00	—
0.75%	1.03	1.22	1.37	—	1.19
0.85%	1.03	—	1.25	0.98	1.04
0.95%	1.03	1.19	1.34	0.98	1.16
1.00%	1.03	1.35	1.48	—	1.06
1.05%	1.03	—	1.23	0.97	1.03
1.10%	1.03	—	1.23	0.97	1.02
1.15%	1.03	—	1.04	0.99	—
1.20%	1.03	1.33	1.45	0.97	1.03
1.25%	—	—	—	—	—
1.25%	—	—	1.22	—	1.01
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.02	—	1.26
1.25%	1.03	—	—	0.97	—
1.30%	1.03	—	1.21	0.97	1.01
1.35%	1.03	—	1.30	0.97	—
1.40%	1.03	—	1.30	0.97	—
1.45%	1.03	—	1.20	0.97	1.00
1.50%	1.02	—	1.04	0.99	—
1.55%	1.02	—	1.29	0.96	—
1.60%	1.02	—	1.29	0.96	—
1.65%	1.02	—	1.29	0.96	—
1.70%	1.02	—	1.29	0.96	—
1.75%	1.02	—	1.29	0.96	—
1.80%	1.02	—	1.28	0.96	—
1.85%	1.02	—	1.03	0.99	—
1.90%	1.02	—	1.03	0.99	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$1.85	$—	$1.83	$—
0.60%	1.05	—	1.01	—	1.06
0.75%	—	1.80	—	1.80	—
0.85%	1.14	1.40	1.28	1.11	1.14
0.95%	1.14	1.75	1.28	1.75	1.14
1.00%	—	1.53	—	1.77	—
1.05%	1.14	1.38	1.28	1.10	1.13
1.10%	1.14	1.38	1.28	1.09	1.13
1.15%	1.05	—	1.02	—	1.06
1.20%	1.13	1.50	1.27	1.72	1.13
1.25%	—	—	—	1.68	—
1.25%	—	1.36	—	1.08	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.89	—	—	—
1.25%	1.13	—	1.27	—	1.13
1.30%	1.13	1.36	1.27	1.08	1.13
1.35%	1.13	—	1.27	—	1.12
1.40%	1.13	—	1.27	—	1.12
1.45%	1.13	1.35	1.26	1.07	1.12
1.50%	1.05	—	1.02	—	1.06
1.55%	1.13	—	1.26	—	1.12
1.60%	1.12	—	1.26	—	1.12
1.65%	1.12	—	1.26	—	1.12
1.70%	1.12	—	1.26	—	1.11
1.75%	1.12	—	1.26	—	1.11
1.80%	1.12	—	1.25	—	1.11
1.85%	1.04	—	1.01	—	1.05
1.90%	1.04	—	1.01	—	1.05

 250  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	$2.59	$—	$2.01	$1.57	$—
0.60%	—	1.04	—	1.10	1.10
0.75%	2.49	—	1.95	1.55	—
0.85%	1.62	1.14	1.42	1.55	1.30
0.95%	2.43	1.13	1.90	1.53	1.29
1.00%	3.23	—	1.85	1.52	—
1.05%	1.60	1.13	1.40	1.53	1.29
1.10%	1.60	1.13	1.40	1.53	1.29
1.15%	—	1.04	—	1.09	1.09
1.20%	3.16	1.13	1.81	1.50	1.28
1.25%	1.99	—	—	—	—
1.25%	1.58	—	1.38	—	—
1.25%	—	—	—	—	—
1.25%	—	—	2.02	—	—
1.25%	—	—	—	—	—
1.25%	—	1.13	—	1.51	1.28
1.30%	1.57	1.12	1.38	1.51	1.28
1.35%	—	1.12	—	1.15	1.28
1.40%	—	1.12	—	1.15	1.28
1.45%	1.56	1.12	1.37	1.49	1.28
1.50%	—	1.04	—	1.09	1.09
1.55%	—	1.12	—	1.15	1.27
1.60%	—	1.12	—	1.15	1.27
1.65%	—	1.12	—	1.15	1.27
1.70%	—	1.11	—	1.14	1.27
1.75%	—	1.11	—	1.14	1.27
1.80%	—	1.11	—	1.14	1.27
1.85%	—	1.04	—	1.09	1.09
1.90%	—	1.04	—	1.09	1.09

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$2.20	$—	$1.82	$—	$1.11
0.60%	—	1.10	—	1.04	—
0.75%	2.15	—	1.79	—	1.08
0.85%	1.67	1.28	1.66	1.21	1.12
0.95%	2.09	1.28	1.76	1.20	1.05
1.00%	2.22	—	1.75	—	1.65
1.05%	1.65	1.28	1.64	1.20	1.11
1.10%	1.65	1.28	1.64	1.20	1.11
1.15%	—	1.09	—	1.07	—
1.20%	2.18	1.27	1.72	1.20	1.61
1.25%	—	—	—	—	—
1.25%	1.63	—	—	—	1.10
1.25%	—	—	—	—	—
1.25%	2.31	—	—	—	—
1.25%	—	—	—	—	1.41
1.25%	—	1.27	1.62	1.20	—
1.30%	1.63	1.27	1.61	1.19	1.09
1.35%	—	1.27	—	1.19	—
1.40%	—	1.27	—	1.19	—
1.45%	1.61	1.26	1.60	1.19	1.08
1.50%	—	1.09	—	1.06	—
1.55%	—	1.26	—	1.19	—
1.60%	—	1.26	—	1.19	—
1.65%	—	1.26	—	1.18	—
1.70%	—	1.26	—	1.18	—
1.75%	—	1.25	—	1.18	—
1.80%	—	1.25	—	1.18	—
1.85%	—	1.09	—	1.06	—
1.90%	—	1.08	—	1.06	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  251

	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Col VP
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Limited Duration Cr, Cl 2

0.55%	$—	$0.76	$—	$0.97	$—
0.60%	1.02	—	0.99	—	1.03
0.75%	—	0.75	—	0.95	—
0.85%	1.38	1.16	1.42	1.14	1.08
0.95%	1.38	0.73	1.42	0.92	1.07
1.00%	—	1.18	—	1.17	—
1.05%	1.37	1.14	1.41	1.12	1.07
1.10%	1.37	1.14	1.41	1.12	1.07
1.15%	1.02	—	0.99	—	1.03
1.20%	1.37	1.15	1.41	1.25	1.07
1.25%	—	—	—	—	—
1.25%	—	—	—	1.11	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.48	—
1.25%	1.37	1.13	1.40	—	1.07
1.30%	1.36	1.12	1.40	1.11	1.07
1.35%	1.36	—	1.40	—	1.06
1.40%	1.36	—	1.40	—	1.06
1.45%	1.36	1.11	1.40	1.10	1.06
1.50%	1.01	—	0.99	—	1.03
1.55%	1.36	—	1.39	—	1.06
1.60%	1.35	—	1.39	—	1.06
1.65%	1.35	—	1.39	—	1.06
1.70%	1.35	—	1.39	—	1.05
1.75%	1.35	—	1.39	—	1.05
1.80%	1.35	—	1.39	—	1.05
1.85%	1.01	—	0.99	—	1.02
1.90%	1.01	—	0.99	—	1.02

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	$—	$1.19	$0.99	$—	$1.48
0.60%	—	—	1.02	0.96	—
0.75%	—	1.17	0.97	—	1.42
0.85%	—	1.25	1.09	1.18	1.22
0.95%	1.02	1.15	0.96	1.17	1.39
1.00%	—	1.15	0.96	—	1.43
1.05%	1.02	1.23	1.08	1.17	1.21
1.10%	—	1.22	1.07	1.17	1.20
1.15%	1.02	—	1.03	0.96	—
1.20%	1.02	1.14	0.94	1.17	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	1.19
1.25%	—	—	—	—	1.09
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.21	1.06	1.17	—
1.30%	1.02	1.21	1.06	1.16	1.19
1.35%	1.02	—	1.17	1.16	—
1.40%	1.02	—	1.17	1.16	—
1.45%	1.02	1.20	1.05	1.16	1.18
1.50%	1.02	—	1.03	0.95	—
1.55%	1.02	—	1.16	1.16	—
1.60%	—	—	1.16	1.16	—
1.65%	1.02	—	1.16	1.15	—
1.70%	1.02	—	1.16	1.15	—
1.75%	1.02	—	1.16	1.15	—
1.80%	1.02	—	1.16	1.15	—
1.85%	1.01	—	1.03	0.95	—
1.90%	1.01	—	1.03	0.95	—

 252  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	$—	$1.50	$1.09	$—	$1.40
0.60%	1.04	—	1.02	1.01	—
0.75%	—	1.48	1.07	—	1.37
0.85%	1.34	1.18	1.22	1.37	1.18
0.95%	1.34	1.45	1.04	1.37	1.35
1.00%	—	1.45	1.37	—	1.34
1.05%	1.34	1.16	1.20	1.37	1.16
1.10%	1.34	1.16	1.20	1.37	1.16
1.15%	1.04	—	1.03	1.03	—
1.20%	1.33	1.43	1.34	1.36	1.32
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.15	1.19	1.36	1.15
1.30%	1.33	1.14	1.18	1.36	1.15
1.35%	1.33	—	1.34	1.36	—
1.40%	1.33	—	1.34	1.36	—
1.45%	1.32	1.13	1.17	1.35	1.13
1.50%	1.04	—	1.02	1.02	—
1.55%	1.32	—	1.34	1.35	—
1.60%	1.32	—	1.34	1.35	—
1.65%	1.32	—	1.33	1.35	—
1.70%	1.32	—	1.33	1.35	—
1.75%	1.31	—	1.33	1.34	—
1.80%	1.31	—	1.33	1.34	—
1.85%	1.04	—	1.02	1.02	—
1.90%	1.04	—	1.02	1.02	—

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	$—	$1.94	$—	$1.42	$—
0.60%	1.01	—	1.01	—	1.07
0.75%	—	1.90	—	1.38	—
0.85%	1.35	1.17	1.01	1.13	1.05
0.95%	1.34	1.85	1.01	1.34	1.05
1.00%	—	1.78	—	1.17	—
1.05%	1.34	1.16	1.01	1.11	1.05
1.10%	1.34	1.15	1.01	1.11	1.05
1.15%	1.02	—	1.00	—	1.07
1.20%	1.33	1.74	1.00	1.14	1.05
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.14	1.00	1.10	1.05
1.30%	1.33	1.14	1.00	1.09	1.04
1.35%	1.33	—	1.00	—	1.04
1.40%	1.33	—	1.00	—	1.04
1.45%	1.33	1.13	1.00	1.08	1.04
1.50%	1.02	—	1.00	—	1.07
1.55%	1.32	—	0.99	—	1.04
1.60%	1.32	—	0.99	—	1.04
1.65%	1.32	—	0.99	—	1.04
1.70%	1.32	—	0.99	—	1.04
1.75%	1.32	—	0.99	—	1.04
1.80%	1.32	—	0.99	—	1.04
1.85%	1.01	—	1.00	—	1.07
1.90%	1.01	—	1.00	—	1.07

RIVERSOURCE VARIABLE ACCOUNT 10  ■  253

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	$0.87	$—	$1.00	$1.28	$1.20
0.60%	—	—	1.00	—	1.01
0.75%	0.86	—	1.00	1.26	1.19
0.85%	0.90	1.08	1.00	1.25	1.25
0.95%	0.85	—	1.00	1.25	1.17
1.00%	0.85	—	1.00	1.24	1.17
1.05%	0.88	1.07	1.00	1.24	1.24
1.10%	0.88	1.07	1.00	1.23	1.23
1.15%	—	—	1.00	—	1.02
1.20%	0.83	—	1.00	1.23	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.87	1.06	1.00	1.22	1.22
1.30%	0.87	1.05	1.00	1.22	1.22
1.35%	—	—	1.00	—	1.32
1.40%	—	—	1.00	—	1.32
1.45%	0.86	1.04	1.00	1.20	1.21
1.50%	—	—	1.00	—	1.02
1.55%	—	—	1.00	—	1.31
1.60%	—	—	1.00	—	1.31
1.65%	—	—	0.99	—	1.31
1.70%	—	—	0.99	—	1.31
1.75%	—	—	0.99	—	1.31
1.80%	—	—	0.99	—	1.31
1.85%	—	—	0.99	—	1.01
1.90%	—	—	0.99	—	1.01

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$1.29	$1.40	$3.99	$2.58	$1.24
0.60%	—	—	—	1.00	—
0.75%	1.26	1.37	3.89	2.52	1.21
0.85%	—	—	—	1.33	—
0.95%	1.23	1.34	3.79	2.46	1.18
1.00%	—	1.38	—	2.38	—
1.05%	—	—	—	1.31	—
1.10%	—	—	—	1.30	—
1.15%	—	—	—	1.01	—
1.20%	—	1.35	—	2.33	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.29	—
1.30%	—	—	—	1.29	—
1.35%	—	—	—	1.23	—
1.40%	—	—	—	1.23	—
1.45%	—	—	—	1.27	—
1.50%	—	—	—	1.01	—
1.55%	—	—	—	1.23	—
1.60%	—	—	—	1.22	—
1.65%	—	—	—	1.22	—
1.70%	—	—	—	1.22	—
1.75%	—	—	—	1.22	—
1.80%	—	—	—	1.22	—
1.85%	—	—	—	1.00	—
1.90%	—	—	—	1.00	—

 254  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	$1.49	$2.50	$2.97	$1.53	$3.14
0.60%	—	—	1.06	1.04	—
0.75%	1.46	2.44	2.89	1.49	3.06
0.85%	1.03	0.91	1.28	1.12	—
0.95%	1.43	2.37	2.82	1.46	2.98
1.00%	1.58	1.77	2.13	1.53	2.19
1.05%	1.01	0.90	1.26	1.10	—
1.10%	1.01	0.90	1.26	1.10	—
1.15%	—	—	1.07	1.05	—
1.20%	1.54	1.73	2.09	1.50	2.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.00	0.88	1.25	1.10	—
1.30%	1.00	0.89	1.24	1.09	—
1.35%	—	—	1.44	1.23	—
1.40%	—	—	1.44	1.23	—
1.45%	0.99	0.87	1.23	1.08	—
1.50%	—	—	1.07	1.05	—
1.55%	—	—	1.44	1.22	—
1.60%	—	—	1.44	1.22	—
1.65%	—	—	1.43	1.22	—
1.70%	—	—	1.43	1.22	—
1.75%	—	—	1.43	1.22	—
1.80%	—	—	1.43	1.22	—
1.85%	—	—	1.07	1.05	—
1.90%	—	—	1.07	1.04	—

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	$2.01	$1.15	$—	$1.09	$—
0.60%	—	—	—	—	—
0.75%	1.95	1.12	—	1.08	—
0.85%	—	1.08	—	—	1.08
0.95%	1.90	1.09	—	1.08	—
1.00%	—	1.31	—	1.08	—
1.05%	—	1.07	—	—	1.07
1.10%	—	1.06	—	—	1.07
1.15%	—	—	—	—	—
1.20%	—	1.28	—	1.07	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.05	2.22	—	1.07
1.30%	—	1.05	—	—	1.07
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	1.04	—	—	1.06
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  255

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$1.32	$1.49	$0.94	$0.97	$0.97
0.60%	—	—	—	—	—
0.75%	1.30	1.47	0.92	0.97	0.97
0.85%	1.37	1.30	—	—	0.97
0.95%	1.28	1.45	0.90	0.97	0.97
1.00%	1.28	1.44	1.05	—	0.97
1.05%	1.35	1.29	—	—	0.97
1.10%	1.35	1.28	—	—	0.97
1.15%	—	—	—	—	—
1.20%	1.26	1.42	1.03	—	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.33	1.27	—	—	0.96
1.30%	1.33	1.26	—	—	0.96
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.32	1.25	—	—	0.96
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	$1.45	$0.98	$0.98	$0.84	$0.61
0.60%	—	—	—	—	—
0.75%	1.42	0.98	0.98	0.82	0.59
0.85%	1.17	—	0.98	—	—
0.95%	1.39	0.98	0.98	0.80	0.58
1.00%	1.39	0.98	0.98	—	1.48
1.05%	1.15	—	0.98	—	—
1.10%	1.15	—	0.98	—	—
1.15%	—	—	—	—	—
1.20%	1.36	0.97	0.97	—	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	—	0.97	—	—
1.30%	1.14	—	0.97	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.12	—	0.97	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

 256  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	$1.08	$1.04	$1.38	$1.27	$0.88
0.60%	1.01	1.04	—	—	—
0.75%	1.07	1.04	1.35	1.26	0.86
0.85%	1.06	1.04	—	1.25	1.33
0.95%	1.05	1.04	1.31	1.24	0.84
1.00%	1.05	1.04	2.31	1.24	1.31
1.05%	1.05	1.04	—	1.24	1.32
1.10%	1.05	1.04	—	1.23	1.31
1.15%	1.01	1.04	—	—	—
1.20%	1.04	1.04	2.26	1.23	1.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.04	1.04	—	1.22	1.30
1.30%	1.03	1.03	—	1.22	1.30
1.35%	1.27	1.03	—	—	—
1.40%	1.27	1.03	—	—	—
1.45%	1.02	1.03	—	1.21	1.28
1.50%	1.01	1.03	—	—	—
1.55%	1.27	1.03	—	—	—
1.60%	1.26	1.03	—	—	—
1.65%	1.26	1.03	—	—	—
1.70%	1.26	1.03	—	—	—
1.75%	1.26	1.03	—	—	—
1.80%	1.26	1.03	—	—	—
1.85%	1.00	1.03	—	—	—
1.90%	1.00	1.03	—	—	—

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	$1.44	$2.51	$1.22	$1.31	$0.95
0.60%	—	1.07	—	0.92	—
0.75%	1.41	2.45	1.20	1.29	0.94
0.85%	—	1.70	1.26	1.40	1.05
0.95%	1.37	2.40	1.19	1.28	0.93
1.00%	1.63	2.99	1.19	1.27	0.93
1.05%	—	1.68	1.24	1.39	1.04
1.10%	—	1.67	1.24	1.38	1.04
1.15%	—	1.07	—	0.93	—
1.20%	1.59	2.92	1.17	1.25	0.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.66	1.22	1.37	1.02
1.30%	—	1.65	1.22	1.36	1.02
1.35%	—	1.37	—	1.23	—
1.40%	—	1.37	—	1.23	—
1.45%	—	1.64	1.21	1.35	1.01
1.50%	—	1.07	—	0.93	—
1.55%	—	1.37	—	1.23	—
1.60%	—	1.37	—	1.23	—
1.65%	—	1.36	—	1.23	—
1.70%	—	1.36	—	1.22	—
1.75%	—	1.36	—	1.22	—
1.80%	—	1.36	—	1.22	—
1.85%	—	1.07	—	0.92	—
1.90%	—	1.07	—	0.92	—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  257

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	$—	$1.67	$1.63	$1.64	$—
0.60%	1.00	1.06	—	1.03	—
0.75%	—	1.64	1.60	1.62	—
0.85%	1.22	1.25	1.49	1.24	1.03
0.95%	1.25	1.62	1.57	1.59	—
1.00%	—	1.61	1.57	1.58	—
1.05%	1.20	1.24	1.47	1.22	1.02
1.10%	1.20	1.23	1.46	1.22	1.02
1.15%	1.01	1.08	—	1.03	—
1.20%	1.24	1.58	1.54	1.55	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.19	1.22	1.45	1.21	1.01
1.30%	1.18	1.22	1.45	1.20	1.00
1.35%	1.24	1.28	—	1.37	—
1.40%	1.24	1.28	—	1.37	—
1.45%	1.17	1.20	1.43	1.19	0.99
1.50%	1.00	1.08	—	1.03	—
1.55%	1.23	1.27	—	1.36	—
1.60%	1.23	1.27	—	1.36	—
1.65%	1.23	1.27	—	1.36	—
1.70%	1.23	1.27	—	1.36	—
1.75%	1.23	1.26	—	1.35	—
1.80%	1.22	1.26	—	1.35	—
1.85%	1.00	1.08	—	1.03	—
1.90%	1.00	1.08	—	1.03	—

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	$1.48	$1.03	$1.40	$1.34	$—
0.60%	1.08	1.03	—	—	—
0.75%	1.46	1.03	1.37	1.31	—
0.85%	1.48	1.03	—	—	—
0.95%	1.44	1.03	1.34	1.28	—
1.00%	1.43	1.03	1.38	1.40	—
1.05%	1.46	1.03	—	—	—
1.10%	1.46	1.03	—	—	—
1.15%	1.08	1.03	—	—	—
1.20%	1.41	1.03	1.35	1.37	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.45	1.03	—	—	1.59
1.30%	1.44	1.03	—	—	—
1.35%	1.21	1.03	—	—	—
1.40%	1.21	1.03	—	—	—
1.45%	1.43	1.03	—	—	—
1.50%	1.07	1.03	—	—	—
1.55%	1.20	1.03	—	—	—
1.60%	1.20	1.03	—	—	—
1.65%	1.20	1.03	—	—	—
1.70%	1.20	1.03	—	—	—
1.75%	1.20	1.03	—	—	—
1.80%	1.19	1.03	—	—	—
1.85%	1.07	1.03	—	—	—
1.90%	1.07	1.02	—	—	—

 258  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$1.24	$3.78	$2.90	$1.23	$1.23
0.60%	—	—	—	1.02	—
0.75%	1.23	3.68	2.83	1.22	1.22
0.85%	—	—	—	1.22	1.22
0.95%	1.23	3.59	2.75	1.21	1.21
1.00%	1.23	—	—	1.21	1.21
1.05%	—	—	—	1.21	1.21
1.10%	—	—	—	1.21	1.21
1.15%	—	—	—	1.03	—
1.20%	1.22	—	—	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1.20	1.20
1.30%	—	—	—	1.20	1.20
1.35%	—	—	—	1.25	—
1.40%	—	—	—	1.25	—
1.45%	—	—	—	1.20	1.20
1.50%	—	—	—	1.02	—
1.55%	—	—	—	1.24	—
1.60%	—	—	—	1.24	—
1.65%	—	—	—	1.24	—
1.70%	—	—	—	1.24	—
1.75%	—	—	—	1.24	—
1.80%	—	—	—	1.23	—
1.85%	—	—	—	1.02	—
1.90%	—	—	—	1.02	—

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	$—	$—	$—	$1.43	$—
0.60%	1.03	0.98	1.05	—	1.05
0.75%	—	—	—	1.41	—
0.85%	1.11	1.34	1.16	1.37	1.25
0.95%	1.10	1.34	1.16	1.38	1.24
1.00%	—	—	—	1.38	—
1.05%	1.10	1.34	1.16	1.35	1.24
1.10%	1.10	1.33	1.15	1.35	1.24
1.15%	1.03	0.98	1.05	—	1.07
1.20%	1.10	1.33	1.15	1.36	1.24
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.33	1.15	1.34	1.23
1.30%	1.09	1.33	1.15	1.33	1.23
1.35%	1.09	1.33	1.15	—	1.23
1.40%	1.09	1.32	1.15	—	1.23
1.45%	1.09	1.32	1.14	1.32	1.23
1.50%	1.03	0.97	1.04	—	1.07
1.55%	1.09	1.32	1.14	—	1.22
1.60%	1.09	1.32	1.14	—	1.22
1.65%	1.09	1.32	1.14	—	1.22
1.70%	1.08	1.31	1.14	—	1.22
1.75%	1.08	1.31	1.14	—	1.22
1.80%	1.08	1.31	1.13	—	1.22
1.85%	1.02	0.97	1.04	—	1.06
1.90%	1.02	0.97	1.04	—	1.06

RIVERSOURCE VARIABLE ACCOUNT 10  ■  259

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	$—	$1.15	$1.15	$—	$—
0.60%	1.02	1.03	—	1.03	1.04
0.75%	—	1.14	1.14	—	—
0.85%	1.44	1.14	1.14	1.09	1.12
0.95%	1.44	1.14	1.14	1.09	1.12
1.00%	—	1.13	1.13	—	—
1.05%	1.43	1.13	1.13	1.08	1.12
1.10%	1.43	1.13	1.13	1.08	1.12
1.15%	1.03	1.03	—	1.07	1.03
1.20%	1.43	1.13	1.13	1.08	1.11
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.13	1.13	1.08	1.11
1.30%	1.43	1.12	1.12	1.08	1.11
1.35%	1.42	1.13	—	1.08	1.11
1.40%	1.42	1.13	—	1.07	1.11
1.45%	1.42	1.12	1.12	1.07	1.11
1.50%	1.02	1.03	—	1.07	1.03
1.55%	1.42	1.12	—	1.07	1.11
1.60%	1.41	1.12	—	1.07	1.10
1.65%	1.41	1.12	—	1.07	1.10
1.70%	1.41	1.12	—	1.07	1.10
1.75%	1.41	1.12	—	1.06	1.10
1.80%	1.41	1.12	—	1.06	1.10
1.85%	1.02	1.02	—	1.06	1.03
1.90%	1.02	1.02	—	1.06	1.03

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	1.04	1.03	1.01	0.96	1.03
0.75%	—	—	—	—	—
0.85%	1.22	1.10	1.38	1.33	1.31
0.95%	1.22	1.10	1.38	1.32	1.31
1.00%	—	—	—	—	—
1.05%	1.22	1.10	1.38	1.32	1.31
1.10%	1.22	1.10	1.38	1.32	1.31
1.15%	1.06	1.03	1.01	0.95	1.03
1.20%	1.21	1.09	1.37	1.32	1.30
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.09	1.37	1.31	1.30
1.30%	1.21	1.09	1.37	1.31	1.30
1.35%	1.21	1.09	1.37	1.31	1.30
1.40%	1.21	1.09	1.37	1.31	1.30
1.45%	1.21	1.09	1.36	1.31	1.30
1.50%	1.06	1.02	1.01	0.95	1.03
1.55%	1.20	1.08	1.36	1.30	1.29
1.60%	1.20	1.08	1.36	1.30	1.29
1.65%	1.20	1.08	1.36	1.30	1.29
1.70%	1.20	1.08	1.36	1.30	1.29
1.75%	1.20	1.08	1.35	1.30	1.29
1.80%	1.20	1.08	1.35	1.30	1.28
1.85%	1.05	1.02	1.01	0.95	1.03
1.90%	1.05	1.02	1.00	0.95	1.03

 260  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$1.21	$1.21	$1.22	$1.22	$1.18
0.60%	1.03	—	1.02	—	1.03
0.75%	1.20	1.20	1.21	1.22	1.17
0.85%	1.20	1.20	1.21	1.21	1.17
0.95%	1.19	1.19	1.21	1.21	1.16
1.00%	1.19	1.19	1.21	1.21	1.16
1.05%	1.19	1.19	1.20	1.21	1.16
1.10%	1.19	1.19	1.20	1.20	1.16
1.15%	1.03	—	1.03	—	1.03
1.20%	1.18	1.19	1.20	1.20	1.15
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.18	1.18	1.20	1.20	1.15
1.30%	1.18	1.18	1.20	1.20	1.15
1.35%	1.20	—	1.22	—	1.16
1.40%	1.20	—	1.22	—	1.16
1.45%	1.18	1.18	1.19	1.19	1.15
1.50%	1.03	—	1.03	—	1.03
1.55%	1.19	—	1.22	—	1.15
1.60%	1.19	—	1.21	—	1.15
1.65%	1.19	—	1.21	—	1.15
1.70%	1.19	—	1.21	—	1.15
1.75%	1.19	—	1.21	—	1.15
1.80%	1.18	—	1.21	—	1.15
1.85%	1.03	—	1.02	—	1.02
1.90%	1.03	—	1.02	—	1.02

	VP Mod	VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	$1.18	$—	$—	$—	$—
0.60%	—	1.13	1.04	0.96	0.97
0.75%	1.17	—	—	—	—
0.85%	1.17	1.38	1.36	1.37	1.40
0.95%	1.17	1.38	1.35	1.37	1.40
1.00%	1.16	—	—	—	—
1.05%	1.16	1.38	1.35	1.36	1.39
1.10%	1.16	1.38	1.35	1.36	1.39
1.15%	—	1.15	1.05	0.95	0.97
1.20%	1.16	1.37	1.35	1.36	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.16	1.37	1.34	1.36	1.39
1.30%	1.15	1.37	1.34	1.35	1.38
1.35%	—	1.37	1.34	1.35	1.38
1.40%	—	1.37	1.34	1.35	1.38
1.45%	1.15	1.36	1.34	1.35	1.38
1.50%	—	1.14	1.05	0.95	0.97
1.55%	—	1.36	1.33	1.35	1.38
1.60%	—	1.36	1.33	1.34	1.37
1.65%	—	1.36	1.33	1.34	1.37
1.70%	—	1.36	1.33	1.34	1.37
1.75%	—	1.35	1.33	1.34	1.37
1.80%	—	1.35	1.33	1.34	1.37
1.85%	—	1.14	1.04	0.95	0.97
1.90%	—	1.14	1.04	0.95	0.97

RIVERSOURCE VARIABLE ACCOUNT 10  ■  261

	VP Ptnrs	VP Ptnrs		VP Pyramis	VP Sit
	Sm Cap	Sm Cap	VP PIMCO	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Mortgage Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	$—	$2.23	$—	$—	$—
0.60%	1.02	—	1.01	1.07	0.99
0.75%	—	2.19	—	—	—
0.85%	1.31	1.28	1.06	1.21	1.22
0.95%	1.31	2.14	1.06	1.21	1.22
1.00%	—	2.02	—	—	—
1.05%	1.30	1.26	1.05	1.20	1.21
1.10%	1.30	1.26	1.05	1.20	1.21
1.15%	1.03	—	1.00	1.10	1.00
1.20%	1.30	1.97	1.05	1.20	1.21
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.30	1.25	1.05	1.20	1.21
1.30%	1.30	1.24	1.05	1.20	1.21
1.35%	1.29	—	1.04	1.19	1.21
1.40%	1.29	—	1.04	1.19	1.20
1.45%	1.29	1.23	1.04	1.19	1.20
1.50%	1.03	—	1.00	1.09	0.99
1.55%	1.29	—	1.04	1.19	1.20
1.60%	1.29	—	1.04	1.19	1.20
1.65%	1.29	—	1.04	1.19	1.20
1.70%	1.28	—	1.04	1.18	1.19
1.75%	1.28	—	1.03	1.18	1.19
1.80%	1.28	—	1.03	1.18	1.19
1.85%	1.03	—	1.00	1.09	0.99
1.90%	1.03	—	1.00	1.09	0.99

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	$1.06	—	$1.53	—	$2.74
0.60%	—	1.03	—	1.01	—
0.75%	1.03	—	1.51	—	2.67
0.85%	1.06	1.32	1.28	1.03	1.45
0.95%	1.02	1.32	1.48	1.02	2.60
1.00%	1.02	—	1.47	—	3.13
1.05%	1.05	1.32	1.27	1.02	1.43
1.10%	1.04	1.31	1.26	1.02	1.43
1.15%	—	1.04	—	1.00	—
1.20%	1.00	1.31	1.45	1.02	3.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.03	1.31	1.25	1.02	1.41
1.30%	1.03	1.31	1.25	1.01	1.41
1.35%	—	1.31	—	1.01	—
1.40%	—	1.30	—	1.01	—
1.45%	1.02	1.30	1.23	1.01	1.39
1.50%	—	1.04	—	1.00	—
1.55%	—	1.30	—	1.01	—
1.60%	—	1.30	—	1.01	—
1.65%	—	1.30	—	1.01	—
1.70%	—	1.29	—	1.01	—
1.75%	—	1.29	—	1.00	—
1.80%	—	1.29	—	1.00	—
1.85%	—	1.04	—	1.00	—
1.90%	—	1.04	—	1.00	—

 262  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	WF Adv
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	VT Sm Cap Gro, Cl 2

0.55%	$2.40	$1.50	$1.39	$1.70	$1.54
0.60%	—	—	—	1.01	0.93
0.75%	2.33	1.47	1.37	1.66	1.50
0.85%	1.33	—	0.99	1.35	1.44
0.95%	2.27	1.43	1.34	1.62	1.47
1.00%	2.02	1.51	1.34	1.69	1.69
1.05%	1.31	—	0.98	1.33	1.43
1.10%	1.30	—	0.98	1.33	1.42
1.15%	—	—	—	1.01	0.94
1.20%	1.98	1.48	1.31	1.65	1.65
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.29	—	0.97	1.32	1.41
1.30%	1.29	—	0.97	1.31	1.40
1.35%	—	—	—	1.30	1.28
1.40%	—	—	—	1.30	1.28
1.45%	1.28	—	0.96	1.30	1.39
1.50%	—	—	—	1.01	0.93
1.55%	—	—	—	1.30	1.27
1.60%	—	—	—	1.30	1.27
1.65%	—	—	—	1.29	1.27
1.70%	—	—	—	1.29	1.27
1.75%	—	—	—	1.29	1.27
1.80%	—	—	—	1.29	1.27
1.85%	—	—	—	1.01	0.93
1.90%	—	—	—	1.01	0.93

The following is a summary of units outstanding at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	47,683	309,567	855,522	—	4,117
0.60%	—	—	—	—	—
0.75%	2,216,887	40,750,041	67,634,824	—	5,967,768
0.85%	1,953,870	5,897,550	21,668,414	1,869,694	—
0.95%	1,312,985	23,312,082	38,807,106	266,912	5,102,357
1.00%	280,277	3,990,778	8,028,296	—	—
1.05%	767,873	3,962,050	10,348,720	1,164,068	—
1.10%	809,118	1,518,954	8,408,501	407,659	—
1.15%	—	—	—	—	—
1.20%	287,542	2,074,475	3,733,909	660,479	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	42,216	247,112	910,720	39,126	—
1.30%	214,164	479,648	3,913,760	630,367	—
1.35%	—	—	—	79,159	—
1.40%	—	—	—	23,961	—
1.45%	12,432	185,159	802,537	204,488	—
1.50%	—	—	—	209,771	—
1.55%	—	—	—	18,144	—
1.60%	—	—	—	4,696	—
1.65%	—	—	—	7,582	—
1.70%	—	—	—	13,766	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	7,945,047	82,727,416	165,112,309	5,599,872	11,074,242

RIVERSOURCE VARIABLE ACCOUNT 10  ■  263

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	47,817	384,531	79,804	107,657	431,463
0.60%	—	—	—	—	—
0.75%	15,013,764	9,352,831	8,724,370	12,258,207	47,968,126
0.85%	—	6,244,145	3,236,685	—	14,115,183
0.95%	8,843,035	6,829,709	4,871,348	10,633,257	31,529,480
1.00%	2,210,529	1,069,066	1,320,123	—	7,262,798
1.05%	—	3,832,523	1,615,743	—	9,195,166
1.10%	—	2,077,223	557,234	—	4,116,916
1.15%	—	—	—	—	13,526
1.20%	986,521	624,806	914,857	—	4,952,788
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	323,004	95,760	—	1,132,638
1.30%	—	1,168,070	311,909	—	3,225,971
1.35%	—	—	—	—	327,375
1.40%	—	—	—	—	154,113
1.45%	—	293,909	88,855	—	913,960
1.50%	—	—	—	—	12,685
1.55%	—	—	—	—	86,911
1.60%	—	—	—	—	11,650
1.65%	—	—	—	—	137,387
1.70%	—	—	—	—	29,170
1.75%	—	—	—	—	—
1.80%	—	—	—	—	5,874
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	27,101,666	32,199,817	21,816,688	22,999,121	125,623,180

		Calvert	Col	Col VP	Col VP
	BlackRock Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	102,818	5,335	363,253	—	309,005
0.60%	—	—	—	—	—
0.75%	3,746,033	11,585,009	46,103,152	—	96,155,048
0.85%	1,274,956	—	7,709,063	515,074	25,596,746
0.95%	3,225,871	6,095,247	33,359,359	1,172,390	61,799,433
1.00%	445,521	1,338,358	4,617,926	—	9,285,919
1.05%	690,517	—	5,159,455	1,054,727	15,606,785
1.10%	235,530	—	2,750,475	163,239	8,176,490
1.15%	—	—	—	45,802	—
1.20%	427,945	582,528	3,268,989	2,988,062	3,989,735
1.25%	—	—	—	—	—
1.25%	—	—	912,206	—	4,019,452
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	31,868,000	—	25,726,374
1.25%	31,427	—	—	—	—
1.30%	295,150	—	1,981,635	810,915	3,834,069
1.35%	51,124	—	56,594	306,197	—
1.40%	149,276	—	177,356	233,759	—
1.45%	37,154	—	518,063	262,280	3,268,407
1.50%	104,408	—	—	64,354	—
1.55%	78,147	—	151,828	114	—
1.60%	8,002	—	—	188,680	—
1.65%	38,654	—	9,438	56,532	—
1.70%	1,372	—	—	19,242	—
1.75%	25,648	—	—	—	—
1.80%	43,640	—	—	27,220	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	11,013,193	19,606,477	139,006,792	7,908,587	257,767,463

 264  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	—	2,725,685	—	1,536,493	—
0.60%	—	—	—	—	—
0.75%	—	214,369,217	—	166,205,293	—
0.85%	3,372,354	59,211,343	1,085,349	51,118,043	1,647,350
0.95%	6,012,886	156,666,513	1,391,758	99,991,850	1,839,354
1.00%	—	23,879,551	—	18,168,705	—
1.05%	1,947,055	41,229,805	618,619	23,548,232	483,534
1.10%	753,807	18,800,169	342,248	13,508,335	290,756
1.15%	102,271	—	—	—	14,806
1.20%	5,512,439	18,482,203	1,079,202	8,521,616	1,443,823
1.25%	—	—	—	43,172,225	—
1.25%	—	3,269,212	—	2,175,547	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	39,760,623	—	—	—
1.25%	172,199	—	—	—	15,712
1.30%	4,314,813	12,204,677	456,089	6,494,628	787,598
1.35%	903,431	—	136,133	—	176,768
1.40%	510,904	—	165,200	—	217,340
1.45%	537,632	5,731,336	137,265	1,805,463	105,086
1.50%	95,355	—	68,146	—	66,020
1.55%	308,315	—	18,620	—	189,912
1.60%	40,554	—	80,842	—	22,331
1.65%	530,469	—	66,795	—	172,335
1.70%	276,114	—	1,707	—	47,778
1.75%	2,534	—	9,935	—	11,344
1.80%	146,685	—	27,698	—	7,169
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	25,539,817	596,330,334	5,685,606	436,246,430	7,539,016

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	742,801	—	1,005,193	294,474	—
0.60%	—	—	—	—	—
0.75%	38,626,842	—	62,203,574	20,198,010	—
0.85%	15,792,565	1,533,332	18,657,483	10,581,135	3,148,918
0.95%	22,279,307	2,019,704	48,278,240	13,407,247	2,837,507
1.00%	3,740,817	—	7,311,355	3,557,152	—
1.05%	7,512,527	539,660	13,496,729	6,403,002	797,996
1.10%	5,246,218	118,529	5,795,269	3,171,389	306,503
1.15%	—	22,826	—	30,419	100,310
1.20%	1,611,161	2,344,701	5,077,018	3,571,931	2,346,518
1.25%	25,558,843	—	—	—	—
1.25%	661,753	—	1,175,096	—	—
1.25%	—	—	—	—	—
1.25%	—	—	11,593,981	—	—
1.25%	—	—	—	—	—
1.25%	—	17,404	—	501,151	28,095
1.30%	2,151,403	474,105	4,691,345	2,303,728	1,312,215
1.35%	—	240,913	—	215,862	262,342
1.40%	—	225,201	—	363,912	287,852
1.45%	546,126	195,010	1,641,256	1,073,344	342,718
1.50%	—	86,658	—	1,149	50,897
1.55%	—	93,501	—	7,855	139,444
1.60%	—	14,351	—	16,359	29,968
1.65%	—	221,069	—	84,273	184,354
1.70%	—	48,086	—	41,874	100,971
1.75%	—	—	—	—	3,363
1.80%	—	10,946	—	951	18,685
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	124,470,363	8,205,996	180,926,539	65,825,217	12,298,656

RIVERSOURCE VARIABLE ACCOUNT 10  ■  265

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	721,710	—	2,007,072	—	345,825
0.60%	—	—	—	—	—
0.75%	82,188,408	—	46,829,519	—	26,231,581
0.85%	18,037,566	1,011,548	15,226,500	355,989	3,480,133
0.95%	64,191,567	1,475,277	32,890,280	445,944	16,902,446
1.00%	6,843,686	—	5,472,865	—	1,779,643
1.05%	11,620,183	882,200	10,682,543	52,649	2,541,620
1.10%	5,322,246	317,805	5,368,761	29,232	1,324,625
1.15%	—	36,930	—	—	—
1.20%	5,670,719	1,880,602	4,216,670	521,901	884,551
1.25%	—	—	—	—	—
1.25%	846,728	—	—	—	200,266
1.25%	—	—	—	—	—
1.25%	20,819,594	—	—	—	—
1.25%	—	—	—	—	26,996,543
1.25%	—	28,234	750,417	—	—
1.30%	3,490,940	426,309	3,544,942	197,321	781,292
1.35%	—	269,168	—	36,536	—
1.40%	—	184,542	—	41,968	—
1.45%	1,563,058	210,056	1,299,445	26,804	249,939
1.50%	—	59,756	—	5,894	—
1.55%	—	212,268	—	—	—
1.60%	—	51,977	—	2,504	—
1.65%	—	85,447	—	42,778	—
1.70%	—	106,416	—	43,670	—
1.75%	—	11,917	—	—	—
1.80%	—	—	—	23,144	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	221,316,405	7,250,452	128,289,014	1,826,334	81,718,464

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

0.55%	—	1,240,483	—	508,348	—
0.60%	—	—	—	—	—
0.75%	—	88,845,816	—	160,001,743	—
0.85%	309,846	3,914,100	118,045	2,496,887	469,051
0.95%	552,737	51,318,394	251,134	84,368,722	1,602,523
1.00%	—	4,821,751	—	8,621,731	—
1.05%	159,183	2,338,126	94,158	2,294,565	109,934
1.10%	109,278	879,304	65	592,896	181,220
1.15%	15,000	—	13,587	—	—
1.20%	440,737	2,238,842	79,514	3,109,260	1,113,163
1.25%	—	—	—	—	—
1.25%	—	—	—	251,052	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	79,844,839	—
1.25%	5,569	221,419	—	—	4,739
1.30%	96,312	357,047	62,012	423,139	471,148
1.35%	44,792	—	64,062	—	232,629
1.40%	111,936	—	4,481	—	191,240
1.45%	44,382	188,753	24,691	39,606	605,078
1.50%	33,879	—	—	—	302,007
1.55%	128,689	—	10,549	—	73,199
1.60%	—	—	899	—	19,908
1.65%	23,297	—	9,001	—	232,489
1.70%	—	—	36,532	—	202,223
1.75%	14,164	—	9,083	—	—
1.80%	—	—	396	—	8,772
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,089,801	156,364,035	778,209	342,552,788	5,819,323

 266  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	—	666,680	502,418	—	128,072
0.60%	—	—	—	—	—
0.75%	—	55,443,225	15,548,448	—	22,637,835
0.85%	—	23,250,017	6,783,385	153,425	3,033,850
0.95%	956,050,839	30,586,230	9,259,678	91,925	13,009,446
1.00%	—	5,755,420	2,071,733	—	1,049,552
1.05%	641,242,030	10,611,642	3,767,428	14,153	1,844,728
1.10%	—	6,801,245	3,160,589	105,325	929,257
1.15%	8,496,749	—	7,630	3,149	—
1.20%	36,029,828	2,446,330	1,302,061	175,058	560,145
1.25%	—	—	—	—	—
1.25%	—	—	—	—	106,299
1.25%	—	—	—	—	23,575,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,074,688	461,509	15,349	—
1.30%	238,830,723	3,334,962	1,471,565	73,240	335,440
1.35%	5,866,436	—	41,769	19,007	—
1.40%	24,797,416	—	97,892	48,854	—
1.45%	5,775,704	828,685	246,954	18,697	91,231
1.50%	9,408,972	—	14,318	1,145	—
1.55%	13,245,144	—	32,709	8,323	—
1.60%	—	—	3,010	1,863	—
1.65%	1,864,572	—	29,998	17,459	—
1.70%	794,886	—	1,245	—	—
1.75%	3,534,267	—	—	—	—
1.80%	10,213	—	—	—	—
1.85%	85,439	—	—	—	—
1.90%	70,699	—	—	—	—

Total	1,946,103,917	140,799,124	44,804,339	746,972	67,301,550

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	—	385,334	209,045	—	204,965
0.60%	—	—	—	—	—
0.75%	—	20,051,027	57,240,628	—	8,169,824
0.85%	216,109	12,607,592	7,378,978	181,313	2,100,916
0.95%	354,343	11,045,261	40,265,161	91,347	4,932,416
1.00%	—	2,080,260	4,258,378	—	801,303
1.05%	135,883	6,153,407	4,407,474	146,435	1,308,826
1.10%	69,456	3,016,884	2,239,546	114,916	461,336
1.15%	—	—	15,515	—	—
1.20%	271,143	1,033,558	2,589,528	269,666	664,872
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	296,907	405,620	4,928	126,698
1.30%	113,484	1,797,864	1,316,970	171,260	353,810
1.35%	10,484	—	93,656	15,309	—
1.40%	33,082	—	335,221	42,525	—
1.45%	26,151	320,018	502,173	46,696	85,252
1.50%	39,656	—	32,385	32,174	—
1.55%	14,329	—	61,635	890	—
1.60%	5,528	—	8,522	1,494	—
1.65%	36,844	—	14,958	10,323	—
1.70%	1,084	—	—	63,652	—
1.75%	—	—	—	—	—
1.80%	19,569	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,347,145	58,788,112	121,375,393	1,192,928	19,210,218

RIVERSOURCE VARIABLE ACCOUNT 10  ■  267

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	—	125,857	—	494,372	—
0.60%	—	—	—	—	—
0.75%	—	13,295,125	—	65,849,414	—
0.85%	66,393	1,803,263	368,950	20,952,120	1,807,071
0.95%	193,371	8,170,286	1,593,622	52,933,787	3,268,944
1.00%	—	1,026,687	—	7,912,306	—
1.05%	9,317	1,319,254	1,769,234	10,948,017	869,427
1.10%	74,403	781,372	206,142	4,644,677	365,381
1.15%	—	—	63,112	—	177,739
1.20%	471,123	451,808	880,984	6,553,457	3,267,734
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	54,341	—	1,515,952	58,922
1.30%	70,378	443,715	268,870	4,566,831	1,555,931
1.35%	58,986	—	586,619	—	648,363
1.40%	60,072	—	12,236	—	454,477
1.45%	—	81,283	172,446	3,166,003	176,863
1.50%	6,976	—	159,214	—	235,328
1.55%	7,035	—	92,208	—	737,994
1.60%	733	—	30,630	—	35,503
1.65%	23,166	—	45,048	—	180,159
1.70%	—	—	43,465	—	144,767
1.75%	—	—	—	—	10,247
1.80%	14,618	—	394,588	—	7,537
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,056,571	27,552,991	6,687,368	179,536,936	14,002,387

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	624,103	—	59,840	1,489,693	2,280,187
0.60%	—	—	—	—	—
0.75%	31,770,638	—	3,246,338	67,900,372	135,682,959
0.85%	8,762,949	2,088,111	632,520	23,093,148	46,774,910
0.95%	21,621,764	—	2,283,695	50,814,768	84,137,133
1.00%	5,118,992	—	128,591	9,305,928	16,957,796
1.05%	6,076,640	1,617,859	649,954	16,282,323	27,674,955
1.10%	4,448,646	1,139,453	80,570	10,749,660	16,892,899
1.15%	—	—	—	—	14,310
1.20%	2,125,230	—	228,045	5,538,304	10,153,147
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	497,758	236,016	24,200	1,779,436	2,959,578
1.30%	2,200,605	325,192	561,723	7,197,436	10,025,262
1.35%	—	—	—	—	390,698
1.40%	—	—	79,611	—	341,143
1.45%	800,182	303,700	10,392	3,372,041	2,690,451
1.50%	—	—	74,760	—	65,508
1.55%	—	—	17,411	—	157,819
1.60%	—	—	42,675	—	18,911
1.65%	—	—	15,856	—	189,688
1.70%	—	—	—	—	61,242
1.75%	—	—	1,426	—	—
1.80%	—	—	—	—	19,316
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	84,047,507	5,710,331	8,137,607	197,523,109	357,487,912

 268  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	66,692	453,703	104,983	1,062,248	15,170
0.60%	—	—	—	—	—
0.75%	23,384,634	55,533,466	15,673,484	88,454,935	8,801,808
0.85%	—	—	—	36,938,895	—
0.95%	19,404,378	32,761,119	12,400,692	50,559,677	7,128,144
1.00%	—	6,449,017	—	13,281,021	—
1.05%	—	—	—	16,147,026	—
1.10%	—	—	—	10,305,077	—
1.15%	—	—	—	4,171	—
1.20%	—	3,338,358	—	6,546,599	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,733,438	—
1.30%	—	—	—	4,804,832	—
1.35%	—	—	—	298,856	—
1.40%	—	—	—	128,459	—
1.45%	—	—	—	1,109,694	—
1.50%	—	—	—	9,285	—
1.55%	—	—	—	163,638	—
1.60%	—	—	—	7,745	—
1.65%	—	—	—	130,079	—
1.70%	—	—	—	37,942	—
1.75%	—	—	—	880	—
1.80%	—	—	—	29,905	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	42,855,704	98,535,663	28,179,159	231,754,402	15,945,122

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	344,229	170,393	301,063	254,669	447,635
0.60%	—	—	—	—	—
0.75%	24,320,933	31,719,713	22,726,898	33,231,118	42,578,177
0.85%	7,248,347	12,218,110	11,090,271	15,322,148	—
0.95%	16,360,098	18,940,997	14,442,864	22,778,126	26,252,910
1.00%	2,580,633	4,469,977	3,648,523	5,752,779	6,579,554
1.05%	3,742,435	5,431,212	4,258,479	9,330,660	—
1.10%	1,463,258	3,691,122	3,178,262	5,609,294	—
1.15%	—	—	19,542	—	—
1.20%	1,536,051	2,434,880	2,056,793	3,106,617	3,718,845
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	301,203	556,990	259,147	855,217	—
1.30%	859,489	2,659,142	1,505,126	3,380,864	—
1.35%	—	—	99,344	134,707	—
1.40%	—	—	18,780	38,792	—
1.45%	291,849	371,019	400,514	902,465	—
1.50%	—	—	30,479	36,344	—
1.55%	—	—	73,880	42,079	—
1.60%	—	—	1,794	1,361	—
1.65%	—	—	24,555	43,002	—
1.70%	—	—	10,309	27,352	—
1.75%	—	—	—	—	—
1.80%	—	—	2,804	20,618	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	59,048,525	82,663,555	64,149,427	100,868,212	79,577,121

RIVERSOURCE VARIABLE ACCOUNT 10  ■  269

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	1,510	546,297	—	148,983	—
0.60%	—	—	—	—	—
0.75%	1,992,554	61,880,622	—	8,770,214	—
0.85%	—	5,827,944	—	—	3,837,462
0.95%	1,616,863	38,124,303	—	4,566,012	—
1.00%	—	5,394,604	—	1,020,478	—
1.05%	—	3,354,899	—	—	2,680,033
1.10%	—	1,083,305	—	—	1,561,940
1.15%	—	—	—	—	—
1.20%	—	2,613,489	—	429,054	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	350,539	41,628,377	—	92,371
1.30%	—	601,139	—	—	572,879
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	232,250	—	—	249,757
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,610,927	120,009,391	41,628,377	14,934,741	8,994,442

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	116,705	273,472	476,720	64,613	282,887
0.60%	—	—	—	—	—
0.75%	7,227,033	25,580,292	16,564,842	8,150,934	45,878,413
0.85%	3,559,359	10,017,994	—	—	2,217,335
0.95%	4,583,029	17,044,534	8,097,136	5,741,236	21,812,870
1.00%	842,966	2,584,317	1,875,665	—	6,164,228
1.05%	2,300,125	5,774,332	—	—	1,396,093
1.10%	962,280	3,039,153	—	—	424,888
1.15%	—	—	—	—	—
1.20%	341,231	1,078,564	727,997	—	2,437,153
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	84,831	312,842	—	—	87,988
1.30%	498,251	1,385,821	—	—	213,279
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	108,057	296,294	—	—	112,612
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	20,623,867	67,387,615	27,742,360	13,956,783	81,027,746

 270  ■  RIVERSOURCE VARIABLE ACCOUNT 10

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	669,591	87,030	49,747	28,442	103,664
0.60%	—	—	—	—	—
0.75%	71,033,656	8,633,428	9,718,580	11,183,972	17,509,406
0.85%	13,183,521	—	1,715,790	—	—
0.95%	35,922,277	6,384,931	5,178,949	5,537,988	10,177,982
1.00%	12,690,225	142,572	1,151,768	—	249,077
1.05%	6,137,304	—	983,464	—	—
1.10%	3,976,173	—	969,296	—	—
1.15%	—	—	—	—	—
1.20%	5,740,470	152,784	681,788	—	96,128
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	613,831	—	63,286	—	—
1.30%	2,097,765	—	366,614	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	555,114	—	45,231	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	152,619,927	15,400,745	20,924,513	16,750,402	28,136,257

	Janus Aspen		Janus Aspen	CB Var Sm	MFS
	Janus,	Janus Aspen Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	386,925	—	268,816	73,458	211,621
0.60%	—	—	—	—	—
0.75%	17,837,135	252,489	28,306,723	1,455,329	39,848,817
0.85%	11,784,329	62,601	—	2,456,189	2,826,250
0.95%	10,929,075	59,968	20,795,830	1,133,354	26,338,852
1.00%	1,944,244	—	632,841	311,322	2,964,298
1.05%	4,255,975	26,068	—	1,632,016	2,102,065
1.10%	2,789,872	1,942	—	962,160	1,481,844
1.15%	13,465	—	—	—	—
1.20%	1,062,855	—	317,531	116,449	1,186,591
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	320,344	—	—	45,610	358,690
1.30%	1,514,312	4,687	—	443,603	526,221
1.35%	34,441	—	—	—	—
1.40%	—	14,404	—	—	—
1.45%	519,123	4,855	—	110,055	369,000
1.50%	2,967	—	—	—	—
1.55%	17,714	12,107	—	—	—
1.60%	3,435	—	—	—	—
1.65%	2,437	—	—	—	—
1.70%	3,178	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	53,421,826	439,121	50,321,741	8,739,545	78,214,249

RIVERSOURCE VARIABLE ACCOUNT 10  ■  271

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	89,045	583,788	314,384	240,566	164,925
0.60%	—	—	—	—	—
0.75%	20,046,589	38,539,182	19,517,513	11,635,336	6,765,170
0.85%	—	17,920,103	7,543,623	5,354,974	3,458,658
0.95%	14,560,537	24,762,957	11,520,682	7,546,827	3,744,081
1.00%	1,741,680	3,606,438	3,249,173	1,377,598	546,170
1.05%	—	10,094,699	4,276,141	2,511,745	1,517,898
1.10%	—	4,763,323	3,075,686	1,732,466	1,263,336
1.15%	—	4,310	—	4,649	—
1.20%	1,013,652	2,678,840	1,650,514	1,242,191	219,716
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	486,443	312,309	221,022	104,157
1.30%	—	3,681,603	1,694,183	1,060,543	536,363
1.35%	—	174,629	—	53,518	—
1.40%	—	215,335	—	34,713	—
1.45%	—	903,259	470,306	214,296	80,192
1.50%	—	65,749	—	—	—
1.55%	—	140,592	—	18,582	—
1.60%	—	24,767	—	4,988	—
1.65%	—	125,365	—	13,618	—
1.70%	—	59,555	—	6,166	—
1.75%	—	3,158	—	—	—
1.80%	—	18,945	—	456	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	37,451,503	108,853,040	53,624,514	33,274,254	18,400,666

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	—	349,411	3,277,026	360,242	—
0.60%	—	—	—	—	—
0.75%	—	21,565,891	194,916,337	13,917,826	—
0.85%	1,213,993	8,141,693	57,220,663	6,321,822	1,658,386
0.95%	190,603	14,055,037	136,643,662	8,533,728	—
1.00%	—	4,069,630	26,207,721	2,695,903	—
1.05%	662,001	4,489,751	43,698,696	4,034,633	1,065,539
1.10%	473,121	2,626,074	21,536,239	2,726,122	361,621
1.15%	—	6,068	—	—	—
1.20%	115,297	2,439,840	17,582,458	1,506,396	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	117,801	838,287	3,703,280	339,926	103,303
1.30%	125,107	1,486,891	17,181,112	1,572,225	458,731
1.35%	2,493	239,325	—	45,198	—
1.40%	—	59,118	—	43,415	—
1.45%	26,362	520,405	6,209,735	249,090	366,494
1.50%	5,447	—	—	43,080	—
1.55%	—	272,589	—	28,628	—
1.60%	859	—	—	2,799	—
1.65%	—	23,752	—	7,517	—
1.70%	2,277	2,000	—	1,058	—
1.75%	—	—	—	—	—
1.80%	—	873	—	2,598	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,935,361	61,186,635	528,176,929	42,432,206	4,014,074

 272  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	688,294	54,456	52,131	20,439	—
0.60%	—	—	—	—	—
0.75%	69,811,381	862,798	7,626,307	8,813,235	—
0.85%	23,468,434	245,601	—	—	—
0.95%	51,222,920	1,075,643	4,303,030	5,772,298	—
1.00%	9,796,225	58,537	1,184,889	949,823	—
1.05%	16,929,475	224,179	—	—	—
1.10%	9,044,072	89,576	—	—	—
1.15%	—	—	—	—	—
1.20%	9,641,703	233,334	432,525	444,317	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,305,721	—	—	—	34,299,006
1.30%	6,952,055	128,596	—	—	—
1.35%	440,921	—	—	—	—
1.40%	184,248	123,964	—	—	—
1.45%	3,141,426	—	—	—	—
1.50%	350,314	25,396	—	—	—
1.55%	300,259	1,949	—	—	—
1.60%	43,356	6,521	—	—	—
1.65%	330,618	120,906	—	—	—
1.70%	256,355	—	—	—	—
1.75%	1,787	—	—	—	—
1.80%	133,351	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	205,042,915	3,251,456	13,598,882	16,000,112	34,299,006

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	122,929	30,384	26,847	1,277,384	16,381,524
0.60%	—	—	—	—	—
0.75%	11,915,844	4,560,269	5,377,145	59,073,594	213,296,456
0.85%	—	—	—	288,563,918	569,607,130
0.95%	7,461,113	4,108,117	4,998,662	177,549,329	87,969,310
1.00%	346,762	—	—	5,854,943	21,495,873
1.05%	—	—	—	11,278,299	166,109,797
1.10%	—	—	—	30,798,359	109,832,491
1.15%	—	—	—	53,240	—
1.20%	106,464	—	—	95,227,920	5,386,109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,511,881	4,233,122
1.30%	—	—	—	11,659,182	28,893,648
1.35%	—	—	—	1,196,945	—
1.40%	—	—	—	4,221,622	—
1.45%	—	—	—	4,970,206	1,462,760
1.50%	—	—	—	8,303	—
1.55%	—	—	—	799,675	—
1.60%	—	—	—	310,087	—
1.65%	—	—	—	2,507,678	—
1.70%	—	—	—	197,495	—
1.75%	—	—	—	38,427	—
1.80%	—	—	—	81,683	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	19,953,112	8,698,770	10,402,654	697,180,170	1,224,668,220

RIVERSOURCE VARIABLE ACCOUNT 10  ■  273

	VP AC	VP AC	VP BR	VP BR	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Gl Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	—	—	—	767,757	—
0.60%	—	—	—	—	—
0.75%	—	—	—	72,376,962	—
0.85%	794,815	217,983	1,262,852	18,165,437	1,025,290
0.95%	1,850,665	162,022	1,542,477	48,159,844	1,263,384
1.00%	—	—	—	8,689,592	—
1.05%	258,519	66,472	520,522	11,600,383	394,039
1.10%	71,531	12,585	199,642	5,553,477	195,453
1.15%	—	—	—	—	24,473
1.20%	1,384,183	153,903	1,761,516	6,546,904	1,201,194
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	13,172	1,028,763	2,545
1.30%	595,454	248,477	747,895	5,535,855	533,166
1.35%	392,040	60,059	389,719	—	59,316
1.40%	85,157	44,044	290,573	—	208,732
1.45%	31,982	545	352,659	2,237,438	108,305
1.50%	24,411	6,090	78,709	—	75,596
1.55%	106,639	20,322	153,062	—	65,951
1.60%	8,524	1,771	43,736	—	1,649
1.65%	101,389	25,755	204,920	—	42,953
1.70%	50,720	17,624	107,512	—	13,359
1.75%	—	—	1,868	—	5,451
1.80%	6,147	1,376	23,951	—	21,445
1.85%	—	—	—	—	—
1.90%	—	—	126,511	—	—

Total	5,762,176	1,039,028	7,821,296	180,662,412	5,242,301

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	—	5,335,099	6,407,599	—	—
0.60%	—	—	—	—	—
0.75%	—	103,582,240	217,500,203	—	—
0.85%	816,943	179,383,299	632,916,618	350,394	1,208,057
0.95%	836,174	211,588,585	146,040,811	458,603	1,624,335
1.00%	—	11,503,617	19,179,338	—	—
1.05%	203,556	31,545,225	303,501,685	16,471	611,487
1.10%	71,372	33,352,396	191,954,729	75,263	974,102
1.15%	—	81,248	—	10,270	8,291
1.20%	817,603	160,513,383	18,739,413	722,909	2,671,911
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,752	4,741,228	19,721,725	15,494	30,858
1.30%	386,549	36,267,180	100,315,894	123,846	758,980
1.35%	126,552	14,119,056	—	22,602	1,135,326
1.40%	107,101	12,192,090	—	42,325	176,117
1.45%	68,240	18,371,936	31,090,290	22,417	353,241
1.50%	16,111	616,476	—	4,884	94,584
1.55%	20,041	9,334,581	—	6,386	260,615
1.60%	—	4,548,673	—	2,355	38,711
1.65%	43,715	8,419,290	—	38,644	223,561
1.70%	35,236	4,523,993	—	35,579	141,506
1.75%	—	1,009,025	—	—	—
1.80%	18,106	1,213,163	—	519	12,987
1.85%	—	—	—	—	—
1.90%	—	510,167	—	—	—

Total	3,573,051	852,751,950	1,687,368,305	1,948,961	10,324,669

 274  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	—	—	—	—	—
0.60%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	407,768	893,631	294,988	260,773	284,210
0.95%	533,429	1,026,832	327,517	699,545	424,912
1.00%	—	—	—	—	—
1.05%	208,312	398,460	94,833	197,080	47,409
1.10%	72,114	45,579	146,266	116,804	82,720
1.15%	—	7,294	—	—	8,105
1.20%	741,146	1,316,108	217,826	527,597	564,711
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	18,642	—	532
1.30%	167,738	544,849	170,717	275,185	161,475
1.35%	113,125	173,217	33,495	121,169	53,939
1.40%	26,836	130,255	122,413	72,351	165,706
1.45%	18,729	139,138	59,024	11,199	72,553
1.50%	16,542	37,611	27,212	15,243	38,680
1.55%	9,200	191,624	484	46,718	67,150
1.60%	3,949	17,602	1,944	2,175	—
1.65%	14,386	84,781	2,507	4,219	28,112
1.70%	6,046	23,555	37,136	58,974	5,434
1.75%	—	28,544	6,364	—	—
1.80%	10,200	22,252	—	23,574	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	2,349,520	5,081,332	1,561,368	2,432,606	2,005,648

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	4,777,895	17,265,619	1,377,910	24,937,800	1,950,327
0.60%	492	—	—	—	—
0.75%	377,699,417	1,322,145,653	196,987,560	837,812,636	197,628,750
0.85%	1,710,156,106	3,811,595,820	1,155,593,986	2,256,097,358	429,366,878
0.95%	1,323,161,499	756,579,916	671,792,159	380,336,245	457,929,685
1.00%	36,075,035	145,577,451	16,416,370	75,513,691	18,951,702
1.05%	112,004,087	1,536,120,192	60,473,200	751,540,439	57,974,931
1.10%	188,878,669	1,029,788,435	118,428,584	428,502,841	55,876,735
1.15%	317,592	—	17,824	—	139,897
1.20%	983,580,909	66,495,345	416,635,932	20,324,933	315,032,749
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,675,299	40,535,858	7,742,995	19,791,334	7,326,057
1.30%	125,044,482	404,133,048	55,799,006	123,091,938	57,700,867
1.35%	30,878,030	—	9,398,327	—	19,190,030
1.40%	45,726,396	—	13,968,656	—	19,210,885
1.45%	67,842,391	32,280,598	32,489,444	7,701,560	26,691,296
1.50%	5,877,532	—	1,516,480	—	2,390,749
1.55%	18,225,977	—	3,241,869	—	11,301,698
1.60%	7,267,591	—	2,454,425	—	1,843,410
1.65%	27,189,786	—	9,748,544	—	8,975,603
1.70%	5,682,511	—	595,100	—	3,282,138
1.75%	1,299,528	—	56,465	—	3,281,359
1.80%	1,234,859	—	572,406	—	1,751,131
1.85%	—	—	—	—	—
1.90%	19,711	—	35,332	—	213,192

Total	5,088,615,794	9,162,517,935	2,775,342,574	4,925,650,775	1,698,010,069

RIVERSOURCE VARIABLE ACCOUNT 10  ■  275

		VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	VP Mod Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	4,691,473	—	—	—	—
0.60%	—	—	—	—	—
0.75%	449,176,770	—	—	—	—
0.85%	1,156,616,671	1,064,736	366,164	128,242	154,046
0.95%	314,235,004	905,778	618,168	177,370	295,454
1.00%	51,432,575	—	—	—	—
1.05%	507,073,893	235,327	79,627	112,987	73,447
1.10%	368,243,911	158,738	132,707	46,710	25,216
1.15%	—	39,740	—	—	—
1.20%	30,767,910	1,003,864	631,588	144,322	177,527
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	22,396,237	—	14,176	—	3,941
1.30%	193,942,191	448,152	319,363	209,619	54,505
1.35%	—	207,095	100,737	6,321	6,729
1.40%	—	173,693	150,443	51,550	13,418
1.45%	35,259,039	35,053	103,678	15,042	—
1.50%	—	26,104	72,657	26,325	2,807
1.55%	—	186,789	66,098	17,877	1,295
1.60%	—	1,737	13,854	8,283	6,546
1.65%	—	55,713	33,062	8,751	734
1.70%	—	10,368	5,450	17,055	—
1.75%	—	—	—	—	—
1.80%	—	3,856	404	403	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	3,133,835,674	4,556,743	2,708,176	970,857	815,665

	VP Ptnrs	VP Ptnrs		VP Pyramis	VP Sit
	Sm Cap	Sm Cap	VP PIMCO Mortgage	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	—	401,651	—	—	—
0.60%	—	—	—	—	—
0.75%	—	31,851,272	—	—	—
0.85%	211,797	7,960,428	823,557	144,615	295,899
0.95%	446,791	16,924,759	756,229	123,097	445,257
1.00%	—	3,689,236	—	—	—
1.05%	62,755	3,807,348	186,974	59,985	102,663
1.10%	36,536	1,853,811	50,889	79,859	69,005
1.15%	—	—	20,573	—	5,231
1.20%	214,867	1,724,886	637,369	376,162	354,284
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,800	230,341	2,491	—	—
1.30%	81,301	879,998	256,135	167,896	134,611
1.35%	40,680	—	89,063	23,470	32,685
1.40%	48,811	—	108,222	26,802	47,967
1.45%	13,881	242,147	280,053	771	31,482
1.50%	2,707	—	40,552	26,262	5,886
1.55%	4,611	—	22,866	2,442	6,045
1.60%	3,414	—	16,696	—	—
1.65%	8,921	—	57,606	5,886	52,089
1.70%	—	—	18,692	1,214	40,207
1.75%	—	—	4,140	—	—
1.80%	3,689	—	33,249	478	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	1,184,561	69,565,877	3,405,356	1,038,939	1,623,311

 276  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	199,611	—	124,785	—	887,059
0.60%	—	—	—	—	—
0.75%	13,839,575	—	3,730,955	—	53,435,508
0.85%	9,483,856	751,773	1,529,988	217,863	21,094,163
0.95%	7,220,669	587,819	2,101,150	307,986	32,327,849
1.00%	965,529	—	366,126	—	5,939,724
1.05%	3,762,983	107,173	1,060,700	322,531	11,329,578
1.10%	1,763,755	109,231	292,519	88,798	5,891,113
1.15%	—	—	—	32,235	—
1.20%	547,212	544,004	218,396	395,393	2,671,492
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	172,947	9,992	61,818	—	716,542
1.30%	1,032,528	254,944	171,127	80,089	2,922,248
1.35%	—	90,561	—	174,772	—
1.40%	—	6,646	—	11,178	—
1.45%	269,611	18,384	22,141	50,625	585,399
1.50%	—	2,619	—	—	—
1.55%	—	12,603	—	25,188	—
1.60%	—	1,899	—	2,306	—
1.65%	—	72,484	—	188,641	—
1.70%	—	32,120	—	6,496	—
1.75%	—	—	—	—	—
1.80%	—	419	—	12,305	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	39,258,276	2,602,671	9,679,705	1,916,406	137,800,675

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

0.55%	631,310	117	277,567	108,555	136,451
0.60%	—	—	—	—	—
0.75%	69,931,848	10,620,621	13,374,158	16,304,668	15,400,145
0.85%	18,922,586	—	7,030,350	4,858,569	6,576,996
0.95%	43,824,140	7,204,352	9,559,519	10,720,600	10,200,863
1.00%	10,444,638	1,316,828	2,144,299	1,997,056	1,790,805
1.05%	9,490,603	—	3,014,014	3,172,889	3,924,664
1.10%	5,244,060	—	1,819,813	2,193,504	1,835,708
1.15%	—	—	—	—	4,630
1.20%	4,290,136	522,810	1,221,076	1,294,734	1,006,262
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	880,529	—	194,685	225,507	295,083
1.30%	2,491,753	—	1,163,159	1,089,965	968,791
1.35%	—	—	—	32,950	57,160
1.40%	—	—	—	52,139	21,277
1.45%	479,625	—	241,263	293,068	335,027
1.50%	—	—	—	—	36,812
1.55%	—	—	—	62,728	10,564
1.60%	—	—	—	6,973	3,976
1.65%	—	—	—	131,518	32,597
1.70%	—	—	—	56,475	71,041
1.75%	—	—	—	—	—
1.80%	—	—	—	5,637	14,752
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	166,631,228	19,664,728	40,039,903	42,607,535	42,723,604

RIVERSOURCE VARIABLE ACCOUNT 10  ■  277

The following is a summary of net assets at Dec. 31, 2012:

	AB VPS	AB VPS	AB VPS	AB VPS	AC VP
	Global Thematic	Gro & Inc,	Intl Val,	Lg Cap Gro,	Intl,
Subaccount	Gro, Cl B	Cl B	Cl B	Cl B	Cl I

0.55%	$52,163	$413,013	$1,395,244	$—	$5,511
0.60%	—	—	—	129	—
0.75%	2,424,167	53,172,198	103,767,293	—	7,822,586
0.85%	2,126,182	6,922,587	16,266,002	2,250,286	—
0.95%	1,398,531	29,775,306	58,316,194	355,681	6,484,414
1.00%	297,540	5,513,303	12,472,596	—	—
1.05%	824,781	4,600,560	7,719,570	1,382,872	—
1.10%	866,576	1,749,647	6,209,255	482,739	—
1.15%	—	—	—	129	—
1.20%	300,784	2,817,331	5,685,887	874,711	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	44,754	281,777	665,555	45,870	—
1.30%	226,230	545,453	2,852,406	736,762	—
1.35%	—	—	—	104,399	—
1.40%	—	—	—	31,563	—
1.45%	12,993	208,518	582,576	236,670	—
1.50%	—	—	—	206,910	—
1.55%	—	—	—	23,812	—
1.60%	—	—	—	6,156	—
1.65%	—	—	—	9,925	—
1.70%	—	—	—	18,000	—
1.75%	—	—	—	125	—
1.80%	—	—	—	133	—
1.85%	—	—	—	128	—
1.90%	—	—	—	128	—

Total	$8,574,701	$105,999,693	$215,932,578	$6,767,128	$14,312,511

	AC VP	AC VP	AC VP	AC VP	AC VP
	Intl,	Mid Cap Val,	Ultra,	Val,	Val,
Subaccount	Cl II	Cl II	Cl II	Cl I	Cl II

0.55%	$70,234	$454,372	$96,938	$215,716	$726,485
0.60%	—	—	—	—	80
0.75%	21,543,432	10,931,167	10,456,577	24,100,122	79,018,527
0.85%	—	9,015,718	4,035,093	—	16,917,263
0.95%	12,481,555	7,934,335	5,749,164	20,422,747	50,910,226
1.00%	3,569,674	1,231,413	1,552,283	—	11,564,559
1.05%	—	5,479,216	1,987,905	—	10,877,520
1.10%	—	2,950,348	683,406	—	4,854,217
1.15%	—	—	—	—	14,099
1.20%	1,562,735	711,935	1,060,496	—	7,715,879
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	454,225	116,125	—	1,322,405
1.30%	—	1,637,507	377,477	—	3,753,940
1.35%	—	—	—	—	426,481
1.40%	—	—	—	—	200,539
1.45%	—	407,972	106,747	—	1,053,637
1.50%	—	—	—	—	13,188
1.55%	—	—	—	—	112,674
1.60%	—	—	—	—	15,085
1.65%	—	—	—	—	177,676
1.70%	—	—	—	—	37,683
1.75%	—	—	—	—	93
1.80%	—	—	—	—	7,570
1.85%	—	—	—	—	79
1.90%	—	—	—	—	79

Total	$39,227,630	$41,208,208	$26,222,211	$44,738,585	$189,719,984

 278  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	BlackRock	Calvert	Col	Col VP	Col VP
	Global	VP SRI	VP	Cash	Cash
Subaccount	Alloc, Cl III	Bal	Bal, Cl 3	Mgmt, Cl 2	Mgmt, Cl 3

0.55%	$106,080	$6,694	$785,030	$—	$377,089
0.60%	78	—	11	1,993	—
0.75%	3,859,049	14,213,531	63,683,878	—	114,327,466
0.85%	1,312,645	—	9,640,617	504,721	26,636,950
0.95%	3,354,068	7,304,695	45,226,089	1,145,683	71,625,320
1.00%	458,206	1,812,405	6,932,602	—	9,802,959
1.05%	709,929	—	6,450,150	1,028,033	16,030,513
1.10%	242,065	—	3,383,803	159,008	8,369,906
1.15%	78	—	11	45,424	—
1.20%	439,510	771,894	4,748,240	2,901,977	4,119,402
1.25%	—	—	—	—	—
1.25%	—	—	1,111,438	—	4,075,067
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	66,441,906	—	32,818,128
1.25%	32,265	—	—	2,016	—
1.30%	302,914	—	2,406,312	785,600	3,873,542
1.35%	52,450	—	73,518	296,369	—
1.40%	153,094	—	230,127	225,919	—
1.45%	38,094	—	623,145	253,132	3,270,488
1.50%	107,010	—	10	63,652	—
1.55%	80,062	—	196,285	2,009	—
1.60%	8,196	—	13	181,451	—
1.65%	39,577	—	12,171	54,300	—
1.70%	1,482	—	13	18,454	—
1.75%	26,240	—	13	1,991	—
1.80%	44,634	—	13	26,051	—
1.85%	78	—	11	1,999	—
1.90%	78	—	11	1,999	—

Total	$11,367,882	$24,109,219	$211,945,417	$7,701,781	$295,326,830

	Col VP	Col VP	Col VP	Col VP	Col VP
	Div Bond,	Div Bond,	Divd Opp,	Divd Opp,	Emer Mkts,
Subaccount	Cl 2	Cl 3	Cl 2	Cl 3	Cl 2

0.55%	$—	$5,035,254	$—	$2,959,537	$—
0.60%	78	—	10	—	81
0.75%	—	387,015,391	—	299,765,989	—
0.85%	3,860,884	82,908,707	1,393,479	56,875,680	1,874,941
0.95%	6,866,560	275,627,715	1,782,699	175,860,970	2,088,075
1.00%	—	36,621,148	—	32,231,369	—
1.05%	2,217,870	57,020,635	790,297	25,883,235	547,556
1.10%	857,704	25,906,635	436,723	14,787,444	328,866
1.15%	107,194	—	10	—	15,672
1.20%	6,256,549	27,772,752	1,373,672	14,731,192	1,629,328
1.25%	—	—	—	73,817,525	—
1.25%	—	4,481,674	—	2,356,438	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	76,900,468	—	—	—
1.25%	195,217	—	13	—	17,706
1.30%	4,884,812	16,585,411	579,072	7,011,439	886,416
1.35%	1,021,383	—	172,746	—	198,831
1.40%	577,106	—	209,269	—	244,038
1.45%	606,446	7,723,816	173,648	1,930,310	117,842
1.50%	99,686	—	69,257	—	69,700
1.55%	346,936	—	23,495	—	212,458
1.60%	45,580	—	101,893	—	24,950
1.65%	595,524	—	84,093	—	192,304
1.70%	309,557	—	2,149	—	53,248
1.75%	2,922	—	12,477	—	12,627
1.80%	164,071	—	34,744	—	7,969
1.85%	78	—	11	—	80
1.90%	78	—	10	—	80

Total	$29,016,235	$1,003,599,606	$7,239,767	$708,211,128	$8,522,768

RIVERSOURCE VARIABLE ACCOUNT 10  ■  279

	Col VP	Col VP	Col VP	Col VP	Col VP
	Emer Mkts,	Global Bond,	Global Bond,	Hi Inc,	Hi Yield
Subaccount	Cl 3	Cl 2	Cl 3	Cl 2	Bond, Cl 2

0.55%	$1,980,684	$—	$2,015,539	$461,753	$—
0.60%	—	78	—	81	81
0.75%	96,212,976	—	121,602,968	31,257,916	—
0.85%	25,634,675	1,743,861	26,531,172	16,454,230	4,078,270
0.95%	54,227,714	2,291,301	91,995,642	20,541,285	3,665,772
1.00%	12,108,496	—	13,509,917	5,413,729	—
1.05%	12,075,156	610,681	18,943,037	9,822,584	1,028,310
1.10%	8,368,380	133,973	8,094,567	4,850,151	394,531
1.15%	—	23,821	—	33,221	109,619
1.20%	5,095,666	2,643,701	9,183,218	5,362,625	3,012,986
1.25%	51,149,235	—	—	—	—
1.25%	1,044,895	—	1,625,520	—	—
1.25%	—	—	—	—	—
1.25%	—	—	23,756,709	—	—
1.25%	—	—	—	—	—
1.25%	—	19,598	—	758,994	36,032
1.30%	3,387,145	533,216	6,467,129	3,476,729	1,680,535
1.35%	—	270,596	—	249,087	335,622
1.40%	—	252,706	—	419,494	367,831
1.45%	851,517	218,523	2,240,700	1,604,477	437,334
1.50%	—	90,194	—	1,332	55,475
1.55%	—	104,542	—	9,020	177,626
1.60%	—	16,024	—	18,764	38,104
1.65%	—	246,536	—	96,531	234,124
1.70%	—	53,555	—	47,903	128,063
1.75%	—	83	—	86	4,356
1.80%	—	12,162	—	1,087	23,642
1.85%	—	77	—	81	81
1.90%	—	77	—	81	81

Total	$272,136,539	$9,265,305	$325,966,118	$100,881,241	$15,808,475

	Col VP	Col VP	Col VP	Col VP	Col VP
	Hi Yield	Inc Opp,	Inc Opp,	Intl Opp,	Intl Opp,
Subaccount	Bond, Cl 3	Cl 2	Cl 3	Cl 2	Cl 3

0.55%	$1,590,202	$—	$3,647,320	$—	$383,638
0.60%	—	81	—	81	—
0.75%	176,958,624	—	83,816,693	—	28,457,838
0.85%	30,211,040	1,297,964	25,368,581	429,716	3,914,416
0.95%	134,843,395	1,888,261	58,024,489	536,962	17,949,872
1.00%	15,229,544	—	9,583,372	—	2,934,294
1.05%	19,199,196	1,126,241	17,561,434	63,243	2,820,387
1.10%	8,777,712	405,275	8,781,626	35,069	1,464,997
1.15%	—	40,280	—	81	—
1.20%	12,569,225	2,392,255	7,265,932	624,547	1,426,863
1.25%	—	—	—	—	—
1.25%	1,380,954	—	—	—	219,327
1.25%	—	—	—	—	—
1.25%	49,132,937	—	—	—	—
1.25%	—	—	—	—	38,700,697
1.25%	—	35,874	1,215,306	86	—
1.30%	5,674,045	540,901	5,722,603	235,565	853,093
1.35%	—	341,050	—	43,597	—
1.40%	—	233,628	—	49,983	—
1.45%	2,516,349	265,555	2,165,980	31,881	270,186
1.50%	—	65,008	—	6,276	—
1.55%	—	267,840	—	85	—
1.60%	—	65,471	—	3,051	—
1.65%	—	107,510	—	50,635	—
1.70%	—	133,714	—	51,623	—
1.75%	—	14,955	—	85	—
1.80%	—	94	—	27,294	—
1.85%	—	81	—	80	—
1.90%	—	81	—	80	—

Total	$458,083,223	$9,222,119	$223,153,336	$2,190,020	$99,395,608

 280  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Col VP	Col VP	Col VP	Col VP	Col VP
	Lg Cap Gro,	Lg Cap Gro,	Lg Core	Lg Core	Limited Duration
Subaccount	Cl 2	Cl 3	Quan, Cl 2	Quan, Cl 3	Cr, Cl 2

0.55%	$—	$944,128	$—	$495,311	$—
0.60%	10	—	10	—	77
0.75%	—	66,900,620	—	152,551,871	—
0.85%	427,335	4,525,185	167,477	2,843,872	505,243
0.95%	760,445	37,546,131	355,412	78,932,966	1,721,903
1.00%	—	5,683,177	—	10,129,146	—
1.05%	218,454	2,667,977	132,920	2,579,820	117,821
1.10%	149,794	1,010,989	105	664,387	194,011
1.15%	15,242	—	13,474	—	77
1.20%	602,643	2,589,100	111,839	3,889,648	1,188,764
1.25%	—	—	—	—	—
1.25%	—	—	—	278,608	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	120,837,844	—
1.25%	7,606	249,082	14	—	5,055
1.30%	131,362	400,863	87,002	468,036	501,884
1.35%	61,095	—	89,774	—	247,506
1.40%	152,321	—	6,273	—	203,266
1.45%	60,311	209,842	34,515	43,229	642,158
1.50%	34,337	—	10	—	309,571
1.55%	174,475	—	14,713	—	77,521
1.60%	13	—	1,265	—	21,053
1.65%	31,508	—	12,523	—	245,577
1.70%	13	—	50,757	—	213,315
1.75%	19,108	—	12,605	—	80
1.80%	13	—	561	—	9,233
1.85%	10	—	10	—	77
1.90%	10	—	10	—	77

Total	$2,846,105	$122,727,094	$1,091,269	$373,714,738	$6,204,269

	Col VP	Col VP	Col VP	Col VP	Col VP
	Man Vol Mod	Marsico Gro,	Marsico Intl	Mid Cap Gro	Mid Cap Gro
Subaccount	Gro, Cl 2	Cl 1	Opp, Cl 2	Opp, Cl 2	Opp, Cl 3

0.55%	$—	$918,146	$495,721	$—	$189,438
0.60%	—	—	78	10	—
0.75%	—	64,884,773	15,159,109	—	32,346,308
0.85%	—	28,972,744	7,432,870	180,612	3,711,290
0.95%	976,290,102	35,482,559	9,015,599	107,945	18,229,079
1.00%	—	6,621,032	1,983,718	—	1,502,247
1.05%	654,329,082	13,047,443	4,056,148	16,578	2,227,355
1.10%	—	8,330,813	3,392,006	123,226	1,127,960
1.15%	8,664,704	—	7,896	3,024	—
1.20%	36,727,384	2,776,892	1,234,317	204,305	797,770
1.25%	—	—	—	—	—
1.25%	—	—	—	—	126,399
1.25%	—	—	—	—	25,991,463
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,303,793	490,433	17,892	—
1.30%	243,274,447	4,032,128	1,558,895	85,263	398,353
1.35%	5,973,754	—	48,981	22,101	—
1.40%	25,243,302	—	114,350	56,744	—
1.45%	5,877,131	991,937	259,018	21,686	107,327
1.50%	9,571,113	—	14,778	1,103	—
1.55%	13,469,008	—	38,070	9,632	—
1.60%	—	—	3,499	2,153	—
1.65%	1,894,705	—	34,827	20,153	—
1.70%	807,469	—	1,444	11	—
1.75%	3,588,822	—	75	11	—
1.80%	10,367	—	75	11	—
1.85%	86,695	—	78	10	—
1.90%	71,714	—	78	10	—

Total	$1,985,879,799	$167,362,260	$45,342,063	$872,480	$86,754,989

RIVERSOURCE VARIABLE ACCOUNT 10  ■  281

	Col VP	Col VP	Col VP	Col VP	Col VP
	Mid Cap Val	Mid Cap Val	S&P 500,	Select Lg	Select Lg
Subaccount	Opp, Cl 2	Opp, Cl 3	Cl 3	Cap Val, Cl 2	Cap Val, Cl 3

0.55%	$—	$579,492	$228,365	$—	$286,079
0.60%	11	—	10	11	—
0.75%	—	29,610,067	61,723,077	—	11,200,455
0.85%	290,395	14,851,980	8,987,820	249,038	2,479,669
0.95%	475,040	16,074,232	42,296,253	125,156	6,649,209
1.00%	—	3,025,908	5,843,703	—	1,074,252
1.05%	181,678	7,168,928	5,327,669	200,132	1,526,150
1.10%	92,757	3,495,910	2,683,659	156,873	535,613
1.15%	11	—	15,921	11	—
1.20%	361,299	1,473,414	3,476,916	367,216	875,473
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13	340,612	481,350	6,703	145,732
1.30%	150,799	2,055,904	1,557,403	232,624	405,518
1.35%	13,916	—	125,854	20,813	—
1.40%	43,859	—	449,866	57,631	—
1.45%	34,624	362,358	588,163	63,196	96,754
1.50%	41,246	—	33,148	32,956	—
1.55%	18,927	—	82,410	1,215	—
1.60%	7,292	—	11,379	2,015	—
1.65%	48,546	—	19,951	13,903	—
1.70%	1,440	—	13	85,617	—
1.75%	13	—	13	13	—
1.80%	25,690	—	13	13	—
1.85%	11	—	10	11	—
1.90%	11	—	10	11	—

Total	$1,787,578	$79,038,805	$133,932,976	$1,615,158	$25,274,904

	Col VP	Col VP	Col VP	Col VP	Col VP
	Select Sm Cap	Select Sm Cap	US Govt	US Govt	Strategic
Subaccount	Val, Cl 2	Val, Cl 3	Mtge, Cl 2	Mtge, Cl 3	Inc, Cl 2

0.55%	$—	$244,343	$—	$702,345	$—
0.60%	11	—	76	—	80
0.75%	—	25,344,897	—	91,031,846	—
0.85%	89,402	2,113,613	373,291	23,588,949	1,901,167
0.95%	259,741	15,146,989	1,608,402	71,172,777	3,433,353
1.00%	—	1,824,187	—	9,246,384	—
1.05%	12,483	1,526,400	1,781,094	12,206,463	911,561
1.10%	99,574	901,143	207,298	5,144,958	382,786
1.15%	11	—	63,267	—	190,539
1.20%	628,994	785,381	883,698	7,489,185	3,417,512
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13	62,059	77	1,663,178	61,574
1.30%	93,718	505,195	269,007	4,992,448	1,624,392
1.35%	78,456	—	586,320	—	676,212
1.40%	79,811	—	12,214	—	474,036
1.45%	13	91,568	171,918	3,457,431	184,208
1.50%	7,095	—	159,186	—	251,623
1.55%	9,312	—	91,705	—	767,367
1.60%	970	—	30,422	—	36,880
1.65%	30,589	—	44,691	—	186,999
1.70%	13	—	43,072	—	150,134
1.75%	13	—	76	—	10,617
1.80%	19,232	—	390,059	—	7,803
1.85%	11	—	76	—	80
1.90%	11	—	76	—	80

Total	$1,409,473	$48,545,775	$6,716,025	$230,695,964	$14,669,003

 282  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	CS	Drey VIF	DWS Alt	EV VT	Fid VIP
	Commodity	Intl Eq,	Asset Alloc	Floating-Rate	Contrafund,
Subaccount	Return	Serv	VIP, Cl B	Inc	Serv Cl 2

0.55%	$614,200	$—	$59,999	$1,908,711	$2,743,382
0.60%	—	—	78	—	105
0.75%	27,359,402	—	3,250,385	85,957,094	161,583,070
0.85%	7,852,304	2,264,930	632,860	28,930,671	58,740,715
0.95%	18,373,511	—	2,292,645	63,544,882	99,036,594
1.00%	4,330,225	—	128,525	11,577,155	19,813,529
1.05%	5,429,597	1,732,178	649,394	20,135,212	34,303,613
1.10%	3,921,339	1,215,779	80,472	13,247,313	20,848,572
1.15%	—	—	78	—	14,562
1.20%	1,773,985	—	227,607	6,797,886	11,713,484
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	434,591	249,345	24,145	2,171,172	3,632,256
1.30%	1,914,550	342,508	560,254	8,754,583	12,211,987
1.35%	—	—	78	—	516,176
1.40%	—	—	79,346	—	449,980
1.45%	689,678	316,939	10,354	4,061,470	3,245,176
1.50%	—	—	74,459	—	66,492
1.55%	—	—	17,336	—	207,400
1.60%	—	—	42,474	—	24,868
1.65%	—	—	15,776	—	248,669
1.70%	—	—	78	—	80,186
1.75%	—	—	1,496	—	124
1.80%	—	—	78	—	25,230
1.85%	—	—	78	—	104
1.90%	—	—	78	—	104

Total	$72,693,382	$6,121,679	$8,148,073	$247,086,149	$429,506,378

	Fid VIP	Fid VIP	Fid VIP	Fid VIP	Fid VIP
	Gro & Inc,	Gro & Inc,	Mid Cap,	Mid Cap,	Overseas,
Subaccount	Serv Cl	Serv Cl 2	Serv Cl	Serv Cl 2	Serv Cl

0.55%	$86,252	$635,196	$434,359	$2,735,591	$18,820
0.60%	—	—	—	105	—
0.75%	29,559,245	76,474,240	61,328,644	223,212,975	10,714,664
0.85%	—	—	—	48,983,589	—
0.95%	23,892,508	43,939,605	47,518,303	124,802,936	8,507,815
1.00%	—	8,927,763	—	31,561,305	—
1.05%	—	—	—	21,161,129	—
1.10%	—	—	—	13,441,345	—
1.15%	—	—	—	4,317	—
1.20%	—	4,534,861	—	15,227,122	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	2,238,768	—
1.30%	—	—	—	6,186,162	—
1.35%	—	—	—	368,285	—
1.40%	—	—	—	158,067	—
1.45%	—	—	—	1,419,461	—
1.50%	—	—	—	9,354	—
1.55%	—	—	—	200,612	—
1.60%	—	—	—	9,483	—
1.65%	—	—	—	159,083	—
1.70%	—	—	—	46,343	—
1.75%	—	—	—	1,162	—
1.80%	—	—	—	36,437	—
1.85%	—	—	—	104	—
1.90%	—	—	—	103	—

Total	$53,538,005	$134,511,665	$109,281,306	$491,963,838	$19,241,299

RIVERSOURCE VARIABLE ACCOUNT 10  ■  283

	Fid VIP	FTVIPT Frank	FTVIPT Frank	FTVIPT	GS VIT
	Overseas,	Global Real	Sm Cap Val,	Mutual Shares	Mid Cap Val,
Subaccount	Serv Cl 2	Est, Cl 2	Cl 2	Sec, Cl 2	Inst

0.55%	$513,394	$431,082	$894,198	$388,547	$1,406,809
0.60%	—	—	84	81	—
0.75%	35,616,660	77,361,555	65,853,675	49,615,177	130,878,513
0.85%	7,453,107	11,148,665	14,208,856	17,132,364	—
0.95%	23,413,725	45,095,653	40,891,888	33,238,340	78,434,362
1.00%	4,074,059	7,891,910	7,785,678	8,827,406	14,428,876
1.05%	3,792,416	4,893,338	5,385,280	10,297,847	—
1.10%	1,476,817	3,313,345	4,005,915	6,170,454	—
1.15%	—	—	20,931	80	—
1.20%	2,372,757	4,211,912	4,294,371	4,665,090	7,979,698
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	301,419	490,401	324,074	938,439	—
1.30%	856,228	2,355,999	1,872,377	3,670,734	—
1.35%	—	—	143,513	165,624	—
1.40%	—	—	27,093	47,636	—
1.45%	287,867	322,594	494,392	977,332	—
1.50%	—	—	32,561	38,092	—
1.55%	—	—	106,185	51,483	—
1.60%	—	—	2,575	1,753	—
1.65%	—	—	35,206	52,483	—
1.70%	—	—	14,762	33,341	—
1.75%	—	—	99	89	—
1.80%	—	—	4,105	25,070	—
1.85%	—	—	83	80	—
1.90%	—	—	83	80	—

Total	$80,158,449	$157,516,454	$146,397,984	$136,337,622	$233,128,258

	GS VIT	GS VIT	Invesco	Invesco	Invesco
	Structd Sm Cap	Structd U.S.	VI Core Eq,	VI Div Divd,	VI Div Divd,
Subaccount	Eq, Inst	Eq, Inst	Ser I	Ser I	Ser II

0.55%	$3,025	$645,071	$—	$161,778	$—
0.60%	—	—	—	—	—
0.75%	3,897,736	69,800,995	—	9,496,680	—
0.85%	—	6,308,665	—	—	4,127,560
0.95%	3,106,781	41,690,079	—	4,925,194	—
1.00%	—	7,081,411	—	1,099,853	—
1.05%	—	3,598,517	—	—	2,872,834
1.10%	—	1,153,508	—	—	1,672,964
1.15%	—	—	—	—	—
1.20%	—	3,356,885	—	460,885	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	369,619	93,614,334	—	98,686
1.30%	—	631,906	—	—	611,527
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	241,772	—	—	265,938
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$7,007,542	$134,878,428	$93,614,334	$16,144,390	$9,649,509

 284  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	Invesco	Invesco	Invesco	Invesco	Invesco
	VI Global Hlth,	VI Intl Gro,	VI Tech,	VI Am Fran,	VI Am Fran,
Subaccount	Ser II	Ser II	Ser I	Ser I	Ser II

0.55%	$153,767	$407,299	$448,882	$62,763	$274,274
0.60%	—	—	—	—	—
0.75%	9,402,883	37,601,222	15,248,246	7,928,664	44,424,892
0.85%	4,878,185	13,044,395	—	—	2,145,459
0.95%	5,919,251	24,683,880	7,286,360	5,586,207	21,096,781
1.00%	1,078,798	3,725,857	1,970,754	—	5,958,346
1.05%	3,110,508	7,421,776	—	—	1,349,007
1.10%	1,297,100	3,893,186	—	—	410,419
1.15%	—	—	—	—	—
1.20%	430,835	1,532,488	748,171	—	2,352,561
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	113,170	396,911	—	—	84,905
1.30%	662,815	1,752,240	—	—	205,737
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	142,400	373,916	—	—	108,520
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$27,189,712	$94,833,170	$25,702,413	$13,577,634	$78,410,901

		Invesco VI	Invesco VI	Janus Aspen	Janus Aspen
	Invesco VI	Mid Cap	Mid Cap	Enterprise,	Global
Subaccount	Comstock, Ser II	Gro, Ser I	Gro, Ser II	Serv	Tech, Serv

0.55%	$968,182	$85,212	$48,706	$23,941	$63,115
0.60%	—	—	—	—	—
0.75%	100,919,160	8,488,054	9,502,221	9,179,918	10,393,370
0.85%	15,429,724	—	1,680,173	—	—
0.95%	50,191,051	6,252,332	5,064,132	4,432,291	6,031,878
1.00%	17,623,147	139,167	1,124,215	—	367,460
1.05%	7,082,325	—	959,612	—	—
1.10%	4,573,550	—	945,467	—	—
1.15%	—	—	—	—	—
1.20%	7,842,617	148,933	664,584	—	138,719
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	698,786	—	61,669	—	—
1.30%	2,381,570	—	357,117	—	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	623,739	—	44,014	—	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Total	$208,333,851	$15,113,698	$20,451,910	$13,636,150	$16,994,542

RIVERSOURCE VARIABLE ACCOUNT 10  ■  285

	Janus Aspen	Janus Aspen	Janus Aspen	CB Var Sm	MFS
	Janus,	Gbl Alloc	Overseas,	Cap Gro,	Inv Gro Stock,
Subaccount	Serv	Mod, Serv	Serv	Cl I	Serv Cl

0.55%	$417,028	$79	$371,125	$93,579	$186,343
0.60%	105	79	—	—	—
0.75%	19,027,108	262,338	38,143,996	1,832,369	34,245,993
0.85%	12,491,820	64,997	—	3,074,980	3,772,620
0.95%	11,527,885	62,219	27,520,920	1,410,995	22,123,677
1.00%	2,043,502	79	1,461,997	386,278	3,888,258
1.05%	4,460,502	27,026	—	2,020,179	2,769,380
1.10%	2,915,773	2,091	—	1,187,560	1,945,825
1.15%	13,591	79	—	—	—
1.20%	1,104,501	79	718,063	142,910	1,522,784
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	332,051	79	—	55,853	466,455
1.30%	1,564,534	4,929	—	540,982	682,021
1.35%	43,834	79	—	—	—
1.40%	126	14,897	—	—	—
1.45%	531,667	5,098	—	133,164	473,573
1.50%	3,091	79	—	—	—
1.55%	22,425	12,508	—	—	—
1.60%	4,343	79	—	—	—
1.65%	3,200	79	—	—	—
1.70%	4,116	79	—	—	—
1.75%	121	79	—	—	—
1.80%	121	79	—	—	—
1.85%	103	78	—	—	—
1.90%	103	78	—	—	—

Total	$56,511,650	$457,286	$68,216,101	$10,878,849	$72,076,929

	MFS	MFS	MS UIF	MS UIF	NB AMT
	New Dis,	Utilities,	Global Real	Mid Cap Gro,	Intl Eq,
Subaccount	Serv Cl	Serv Cl	Est, Cl II	Cl II	Cl S

0.55%	$128,639	$1,465,605	$383,851	$315,048	$157,189
0.60%	—	109	—	73	—
0.75%	28,264,251	94,900,693	23,524,913	15,046,482	6,364,559
0.85%	—	30,491,295	9,481,303	7,520,576	3,640,760
0.95%	20,069,438	59,560,212	13,730,190	9,624,446	3,495,773
1.00%	2,838,678	10,773,565	3,850,296	1,750,678	505,373
1.05%	—	16,954,241	5,338,175	3,481,446	1,575,780
1.10%	—	7,973,516	3,801,469	2,393,600	1,307,971
1.15%	—	4,736	—	4,391	—
1.20%	1,616,508	7,830,089	1,929,736	1,558,065	200,610
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	806,391	381,928	315,889	107,004
1.30%	—	6,082,863	2,066,866	1,446,062	548,057
1.35%	—	240,099	—	66,057	—
1.40%	—	295,923	—	42,789	—
1.45%	—	1,478,296	568,302	326,327	81,077
1.50%	—	70,415	—	73	—
1.55%	—	192,292	—	22,820	—
1.60%	—	33,837	—	6,118	—
1.65%	—	171,004	—	16,683	—
1.70%	—	81,166	—	7,551	—
1.75%	—	4,428	—	87	—
1.80%	—	25,756	—	644	—
1.85%	—	107	—	72	—
1.90%	—	108	—	72	—

Total	$52,917,514	$239,436,746	$65,057,029	$43,946,049	$17,984,153

 286  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	NB AMT	Oppen	Oppen Global	Oppen	Oppen
	Soc Responsive,	Global VA,	Strategic Inc VA,	Main St Sm Cap	Eq Inc VA,
Subaccount	Cl S	Serv	Srv	VA, Serv	Serv

0.55%	$—	$585,163	$5,768,183	$592,539	$—
0.60%	78	140	—	81	—
0.75%	—	35,532,497	312,838,729	22,503,043	—
0.85%	1,477,278	10,198,586	85,302,068	7,829,319	1,710,614
0.95%	238,513	22,790,024	215,826,838	13,606,659	—
1.00%	—	6,545,200	41,117,685	4,259,080	—
1.05%	795,264	5,586,767	64,416,047	4,931,660	1,085,262
1.10%	566,209	3,233,778	31,548,538	3,321,517	367,231
1.15%	78	6,561	—	80	—
1.20%	143,267	3,865,964	27,126,185	2,337,443	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	139,655	1,022,264	5,390,287	410,185	103,914
1.30%	147,806	1,807,401	24,835,624	1,890,633	459,965
1.35%	3,177	305,568	—	62,017	—
1.40%	75	75,390	—	59,335	—
1.45%	30,847	673,568	9,005,153	296,344	364,018
1.50%	5,468	139	—	44,304	—
1.55%	90	346,338	—	38,983	—
1.60%	1,147	122	—	3,902	—
1.65%	89	30,103	—	10,210	—
1.70%	2,885	2,653	—	1,532	—
1.75%	89	121	—	95	—
1.80%	89	1,102	—	3,610	—
1.85%	77	139	—	80	—
1.90%	77	139	—	80	—

Total	$3,552,258	$92,609,727	$823,175,337	$62,202,731	$4,091,004

	PIMCO	PIMCO VIT Glb	Put VT	Put VT	Put VT
	VIT All Asset,	Multi-Asset,	Global Hlth Care,	Intl Eq,	Multi-Cap
Subaccount	Advisor Cl	Advisor Cl	Cl IB	Cl IB	Gro, Cl IA

0.55%	$1,111,940	$56,336	$72,760	$27,480	$—
0.60%	81	78	—	—	—
0.75%	101,882,640	891,245	10,444,648	11,591,735	—
0.85%	35,241,402	253,710	—	—	—
0.95%	74,208,666	1,109,644	5,762,436	7,437,454	—
1.00%	14,023,489	60,366	1,638,646	1,334,295	—
1.05%	24,875,853	231,104	—	—	—
1.10%	13,204,894	92,311	—	—	—
1.15%	80	78	—	—	—
1.20%	13,626,861	240,286	585,252	610,602	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,348,332	78	—	—	54,989,912
1.30%	10,017,718	132,335	—	—	—
1.35%	532,627	78	—	—	—
1.40%	222,311	127,494	—	—	—
1.45%	4,548,436	78	—	—	—
1.50%	376,390	26,099	—	—	—
1.55%	361,059	2,080	—	—	—
1.60%	52,052	6,696	—	—	—
1.65%	396,466	124,132	—	—	—
1.70%	307,035	78	—	—	—
1.75%	2,228	78	—	—	—
1.80%	159,317	78	—	—	—
1.85%	80	78	—	—	—
1.90%	80	78	—	—	—

Total	$298,500,037	$3,354,618	$18,503,742	$21,001,566	$54,989,912

RIVERSOURCE VARIABLE ACCOUNT 10  ■  287

	Put VT	Royce	Third	VP	VP
	Multi-Cap	Micro-Cap,	Ave	Aggr,	Aggr,
Subaccount	Gro, Cl IB	Invest Cl	Val	Cl 2	Cl 4

0.55%	$152,462	$114,981	$90,596	$1,571,978	$20,110,483
0.60%	—	—	—	10	—
0.75%	14,746,492	16,833,511	15,350,019	72,013,441	260,424,110
0.85%	—	—	—	350,929,125	693,711,671
0.95%	9,200,166	14,945,780	13,782,568	215,401,019	106,833,765
1.00%	425,697	—	—	7,090,270	26,073,499
1.05%	—	—	—	13,657,307	201,165,252
1.10%	—	—	—	37,194,018	132,850,704
1.15%	—	—	—	54,687	—
1.20%	130,110	—	—	114,680,219	6,496,695
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	1,818,285	5,099,912
1.30%	—	—	—	14,001,149	34,753,600
1.35%	—	—	—	1,494,331	—
1.40%	—	—	—	5,264,494	—
1.45%	—	—	—	5,944,651	1,752,625
1.50%	—	—	—	8,506	—
1.55%	—	—	—	993,487	—
1.60%	—	—	—	384,757	—
1.65%	—	—	—	3,107,852	—
1.70%	—	—	—	244,444	—
1.75%	—	—	—	47,505	—
1.80%	—	—	—	100,866	—
1.85%	—	—	—	10	—
1.90%	—	—	—	10	—

Total	$24,654,927	$31,894,272	$29,223,183	$846,002,421	$1,489,272,316

	VP AC	VP AC	VP BR	VP BR Gl	VP Col
	Div Bond,	Gro,	Gl Infl Prot	Infl Prot	Wanger Intl
Subaccount	Cl 2	Cl 2	Sec, Cl 2	Sec, Cl 3	Eq, Cl 2

0.55%	$—	$—	$—	$1,096,154	$—
0.60%	77	10	78	—	80
0.75%	—	—	—	101,892,059	—
0.85%	880,088	292,608	1,466,475	24,933,616	1,277,348
0.95%	2,043,829	217,154	1,786,706	66,670,673	1,569,951
1.00%	—	—	—	11,978,985	—
1.05%	284,770	88,784	601,400	15,702,970	488,442
1.10%	78,710	16,790	230,408	7,493,760	242,005
1.15%	77	10	78	—	26,154
1.20%	1,519,271	204,819	2,027,894	8,875,351	1,484,012
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	83	13	15,145	1,374,768	3,228
1.30%	651,897	329,842	858,769	7,371,980	656,849
1.35%	428,697	79,635	447,024	—	73,065
1.40%	93,022	58,333	332,916	—	256,561
1.45%	34,884	734	403,486	2,951,171	132,948
1.50%	25,067	5,927	82,138	—	80,582
1.55%	116,072	26,818	174,639	—	80,764
1.60%	9,265	2,335	49,857	—	2,016
1.65%	110,070	33,901	233,338	—	52,475
1.70%	54,989	23,177	122,257	—	16,299
1.75%	82	13	2,208	—	6,644
1.80%	6,648	1,817	27,173	—	26,106
1.85%	76	10	78	—	79
1.90%	76	10	131,636	—	79

Total	$6,337,750	$1,382,740	$8,993,703	$250,341,487	$6,475,687

 288  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Col	VP	VP	VP DFA	VP EV
	Wanger US	Conserv,	Conserv,	Intl	Floating Rate
Subaccount	Eq, Cl 2	Cl 2	Cl 4	Val, Cl 2	Inc, Cl 2

0.55%	$—	$6,123,752	$7,354,806	$—	$—
0.60%	10	10	—	83	78
0.75%	—	118,251,098	248,295,889	—	—
0.85%	1,184,511	204,268,746	720,701,292	381,461	1,357,997
0.95%	1,202,057	240,335,466	165,830,049	498,157	1,821,350
1.00%	—	13,046,404	21,751,994	—	—
1.05%	291,913	35,768,990	343,645,275	17,842	683,861
1.10%	102,237	37,719,666	217,091,468	81,434	1,088,270
1.15%	10	83,586	—	10,969	8,546
1.20%	1,168,270	181,026,303	21,134,145	780,688	2,977,580
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	8,210	5,340,397	22,215,269	16,703	34,350
1.30%	550,947	40,786,519	112,817,384	133,337	843,621
1.35%	180,270	15,944,885	—	24,307	1,260,591
1.40%	152,294	13,753,004	—	45,461	195,347
1.45%	96,911	20,577,945	34,823,516	24,047	391,234
1.50%	16,500	632,569	—	5,204	97,258
1.55%	28,393	10,491,792	—	6,834	288,004
1.60%	14	5,105,398	—	2,592	42,718
1.65%	61,781	9,438,991	—	41,254	246,419
1.70%	49,732	5,065,167	—	37,931	155,769
1.75%	14	1,128,377	—	75	2,204
1.80%	25,495	1,355,100	—	626	14,262
1.85%	10	10	—	82	78
1.90%	10	521,962	—	82	78

Total	$5,119,589	$966,766,137	$1,915,661,087	$2,109,169	$11,509,615

	VP Invesco	VP JPM		VP	VP MFS
	Intl	Core Bond,	VP Jennison Mid Cap Gro,	Holl Lg Cap	Val,
Subaccount	Gro, Cl 2	Cl 2	Cl 2	Gro, Cl 2	Cl 2

0.55%	$—	$—	$—	$—	$—
0.60%	79	77	10	10	10
0.75%	—	—	—	—	—
0.85%	499,441	985,640	408,388	346,169	373,649
0.95%	651,993	1,129,734	452,357	926,506	557,448
1.00%	—	—	—	—	—
1.05%	253,869	437,244	130,633	260,316	62,018
1.10%	87,792	49,963	201,250	154,105	108,084
1.15%	79	7,494	10	10	8,381
1.20%	899,961	1,439,111	298,967	694,366	736,498
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88	82	25,557	13	706
1.30%	203,180	594,269	233,725	361,255	209,941
1.35%	136,872	188,713	45,829	158,972	70,048
1.40%	32,429	141,686	167,209	94,759	214,942
1.45%	22,605	151,208	80,513	14,648	93,986
1.50%	17,486	38,548	27,427	14,481	39,896
1.55%	11,077	207,736	672	60,964	86,784
1.60%	4,749	19,059	2,656	2,847	13
1.65%	17,278	91,699	3,416	5,492	36,242
1.70%	7,252	25,444	50,345	76,666	6,996
1.75%	87	30,796	8,617	13	13
1.80%	12,206	23,979	80	30,574	12
1.85%	79	77	10	10	10
1.90%	79	77	10	10	10

Total	$2,858,681	$5,562,636	$2,137,681	$3,202,186	$2,605,687

RIVERSOURCE VARIABLE ACCOUNT 10  ■  289

		VP	VP Mod	VP Mod	VP Mod
	VP Mod,	Mod,	Aggr,	Aggr,	Conserv,
Subaccount	Cl 2	Cl 4	Cl 2	Cl 4	Cl 2

0.55%	$5,761,965	$20,838,872	$2,498,533	$30,467,381	$2,292,502
0.60%	518	—	10	—	10
0.75%	453,104,369	1,587,109,824	239,024,168	1,018,011,803	231,041,018
0.85%	2,045,954,403	4,563,662,925	1,398,411,868	2,734,282,596	500,661,486
0.95%	1,578,689,077	903,315,074	811,010,510	459,671,995	532,731,740
1.00%	42,984,518	173,606,423	19,784,702	91,154,963	22,010,628
1.05%	133,411,256	1,828,977,902	73,439,089	905,776,434	67,255,586
1.10%	224,449,884	1,224,625,213	142,330,526	515,809,887	64,712,714
1.15%	327,800	—	18,327	—	143,791
1.20%	1,165,449,402	78,853,766	499,323,519	24,398,500	363,826,482
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,551,115	48,011,994	9,268,199	23,728,297	8,450,311
1.30%	147,805,361	477,905,023	66,685,084	147,345,675	66,451,267
1.35%	36,969,988	—	11,485,749	—	22,259,085
1.40%	54,687,833	—	17,052,364	—	22,258,456
1.45%	79,904,915	38,020,513	38,712,903	9,182,204	30,711,722
1.50%	6,050,866	—	1,555,255	—	2,451,020
1.55%	21,718,906	—	3,942,837	—	13,046,881
1.60%	8,648,402	—	2,981,259	—	2,125,200
1.65%	32,317,771	—	11,827,525	—	10,335,492
1.70%	6,745,274	—	721,050	—	3,774,558
1.75%	1,540,732	—	68,334	—	3,768,998
1.80%	1,462,385	—	691,927	—	2,009,101
1.85%	10	—	10	—	10
1.90%	20,234	—	36,129	—	217,930

Total	$6,066,556,984	$10,944,927,529	$3,350,869,877	$5,959,829,735	$1,972,535,988

		VP MS	VP NFJ	VP Nuveen	VP Ptnrs
	VP Mod Conserv,	Global Real	Divd Val,	Winslow	Sm Cap
Subaccount	Cl 4	Est, Cl 2	Cl 2	Lg Cap Gro, Cl 2	Gro, Cl 2

0.55%	$5,528,249	$—	$—	$—	$—
0.60%	—	84	11	10	10
0.75%	526,417,234	—	—	—	—
0.85%	1,352,067,515	1,473,850	497,112	175,529	215,591
0.95%	366,306,057	1,250,784	837,337	242,339	412,542
1.00%	59,883,526	—	—	—	—
1.05%	589,445,527	324,124	107,567	153,866	102,274
1.10%	427,542,761	218,384	179,064	63,538	35,072
1.15%	—	45,517	11	10	10
1.20%	35,622,960	1,378,056	850,453	195,827	246,352
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	25,898,870	97	19,058	13	5,462
1.30%	223,914,353	613,475	428,767	283,708	75,435
1.35%	—	283,159	135,090	8,574	9,302
1.40%	—	237,219	201,516	69,637	18,526
1.45%	40,544,991	47,809	138,690	20,284	14
1.50%	—	29,822	76,070	25,009	2,731
1.55%	—	254,169	88,212	24,052	1,795
1.60%	—	2,361	18,464	11,129	8,994
1.65%	—	75,622	44,036	11,745	1,020
1.70%	—	14,055	7,246	22,858	14
1.75%	—	96	13	13	14
1.80%	—	5,215	547	551	14
1.85%	—	83	11	10	10
1.90%	—	83	11	10	10

Total	$3,653,172,043	$6,254,064	$3,629,286	$1,308,712	$1,135,192

 290  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	VP Ptnrs	VP Ptnrs	VP PIMCO	VP Pyramis	VP Sit
	Sm Cap	Sm Cap	Mortgage	Intl Eq,	Divd Gro,
Subaccount	Val, Cl 2	Val, Cl 3	Backed Sec, Cl 2	Cl 2	Cl 2

0.55%	$—	$896,435	$—	$—	$—
0.60%	11	—	75	83	10
0.75%	—	69,854,653	—	—	—
0.85%	277,595	10,199,491	871,019	174,951	360,983
0.95%	584,145	36,359,154	797,812	148,835	542,001
1.00%	—	7,438,094	—	—	—
1.05%	81,840	4,823,142	196,773	72,209	124,619
1.10%	47,593	2,337,081	53,490	96,021	83,668
1.15%	11	—	20,664	83	5,208
1.20%	279,186	3,402,595	668,270	451,153	428,889
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	4,944	287,646	2,688	85	12
1.30%	105,374	1,094,808	267,859	200,856	162,402
1.35%	52,730	—	93,044	28,111	39,399
1.40%	63,118	—	112,926	31,991	57,736
1.45%	17,926	298,325	291,794	1,004	37,843
1.50%	2,795	—	40,627	28,755	5,845
1.55%	5,941	—	23,757	2,989	7,250
1.60%	4,393	—	17,334	85	12
1.65%	11,466	—	59,743	6,984	62,312
1.70%	10	—	19,361	1,523	48,034
1.75%	12	—	4,361	84	12
1.80%	4,736	—	34,356	648	12
1.85%	11	—	75	82	10
1.90%	11	—	75	82	10

Total	$1,543,848	$136,991,424	$3,576,103	$1,246,614	$1,966,267

	VP Sit	VP Vty	VP Vty	VP WF
	Divd Gro,	Estb Val,	Estb Val,	Short Duration	Wanger
Subaccount	Cl 3	Cl 2	Cl 3	Govt, Cl 2	Intl

0.55%	$210,954	$—	$191,433	$—	$2,432,969
0.60%	—	11	—	76	—
0.75%	14,323,599	—	5,622,491	—	142,896,487
0.85%	10,048,050	993,682	1,963,410	223,658	30,609,071
0.95%	7,434,301	775,172	3,133,410	315,359	84,316,094
1.00%	982,524	—	539,448	—	18,599,373
1.05%	3,935,126	140,948	1,343,707	329,402	16,203,566
1.10%	1,838,419	143,496	369,312	90,595	8,398,547
1.15%	—	11	—	32,341	—
1.20%	549,604	713,041	316,061	402,384	8,192,567
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	178,515	13,079	77,231	78	1,020,620
1.30%	1,062,269	333,242	213,193	81,298	4,111,788
1.35%	—	118,243	—	177,214	—
1.40%	—	8,667	—	11,322	—
1.45%	274,715	23,946	27,338	51,203	815,753
1.50%	—	2,733	—	76	—
1.55%	—	16,375	—	25,422	—
1.60%	—	2,477	—	2,401	—
1.65%	—	93,946	—	189,905	—
1.70%	—	41,585	—	6,529	—
1.75%	—	13	—	78	—
1.80%	—	552	—	12,339	—
1.85%	—	11	—	76	—
1.90%	—	11	—	76	—

Total	$40,838,076	$3,421,241	$13,797,034	$1,951,832	$317,596,835

RIVERSOURCE VARIABLE ACCOUNT 10  ■  291

		WF Adv	WF Adv	WF Adv	WF Adv
	Wanger	VT Index Asset	VT Intl Eq,	VT Opp,	VT Sm Cap Gro,
Subaccount	USA	Alloc, Cl 2	Cl 2	Cl 2	Cl 2

0.55%	$1,513,271	$176	$386,700	$184,296	$209,802
0.60%	—	—	—	79	73
0.75%	163,441,237	15,724,831	18,385,063	27,056,378	23,105,968
0.85%	25,117,094	—	7,003,475	6,582,722	9,503,178
0.95%	99,935,965	10,409,983	12,894,875	17,428,138	15,004,520
1.00%	21,117,372	1,986,168	2,869,139	3,367,714	3,027,985
1.05%	12,453,316	—	2,956,643	4,231,054	5,596,650
1.10%	6,842,722	—	1,779,333	2,915,989	2,609,336
1.15%	—	—	—	78	4,405
1.20%	8,492,124	771,495	1,604,594	2,152,070	1,664,850
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,137,693	—	188,493	296,830	415,339
1.30%	3,209,333	—	1,122,548	1,429,959	1,359,161
1.35%	—	—	—	42,875	73,121
1.40%	—	—	—	67,924	27,184
1.45%	611,615	—	230,582	449,488	468,715
1.50%	—	—	—	78	34,352
1.55%	—	—	—	81,417	13,448
1.60%	—	—	—	9,040	5,055
1.65%	—	—	—	170,280	41,393
1.70%	—	—	—	73,044	90,097
1.75%	—	—	—	92	88
1.80%	—	—	—	7,272	18,664
1.85%	—	—	—	78	72
1.90%	—	—	—	78	72

Total	$343,871,742	$28,892,653	$49,421,445	$66,546,973	$63,273,528

9.	FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the divisions.

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Global Thematic Gro, Cl B
2012	7,945	$1.10 to $1.05	$8,575	—	0.55%	to	1.45%	12.62%	to	11.61%
2011	10,598	$0.97 to $0.94	$10,183	0.37%	0.55%	to	1.45%	(23.83%)	to	(24.51%)
2010	14,008	$1.28 to $1.24	$17,720	2.09%	0.55%	to	1.45%	17.93%	to	16.88%
2009	16,689	$1.08 to $1.06	$17,972	—	0.55%	to	1.45%	52.30%	to	50.94%
2008	10,970	$0.71 to $0.70	$7,758	—	0.55%	to	1.45%	(47.75%)	to	(48.22%)

AB VPS Gro & Inc, Cl B
2012	82,727	$1.33 to $1.13	$106,000	1.33%	0.55%	to	1.45%	16.60%	to	15.55%
2011	96,883	$1.14 to $0.97	$107,039	1.10%	0.55%	to	1.45%	5.49%	to	4.55%
2010	110,775	$1.08 to $0.93	$116,597	—	0.55%	to	1.45%	12.18%	to	11.18%
2009	135,762	$0.97 to $0.84	$127,984	3.51%	0.55%	to	1.45%	19.69%	to	18.62%
2008	166,185	$0.81 to $0.71	$131,669	1.86%	0.55%	to	1.45%	(41.02%)	to	(41.55%)

AB VPS Intl Val, Cl B
2012	165,112	$1.57 to $0.72	$215,933	1.29%	0.55%	to	1.45%	13.57%	to	12.55%
2011	203,415	$1.38 to $0.64	$236,221	3.69%	0.55%	to	1.45%	(19.88%)	to	(20.60%)
2010	253,176	$1.72 to $0.81	$369,702	2.33%	0.55%	to	1.45%	3.73%	to	2.80%
2009	524,100	$1.66 to $0.79	$647,669	0.86%	0.55%	to	1.45%	33.62%	to	32.42%
2008	949,299	$1.24 to $0.59	$803,095	0.88%	0.55%	to	1.45%	(53.54%)	to	(53.96%)

 292  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

AB VPS Lg Cap Gro, Cl B
2012	5,600	$0.99 to $0.98	$6,767	0.03%	0.60%	to	1.90%	0.26	%(10)	to	(0.61	%)(10)
2011	4,342	$1.05 to $1.14	$4,554	0.09%	0.85%	to	1.80%	(4.09%)		to	(4.99%)
2010	3,393	$1.09 to $1.20	$3,679	0.27%	0.85%	to	1.80%	8.90%		to	19.54	%(6)
2009	3,215	$1.00 to $0.98	$3,204	—	0.85%	to	1.45%	35.94%		to	35.13%
2008	2,649	$0.74 to $0.73	$1,943	—	0.85%	to	1.45%	(40.33%)		to	(40.69%)

AC VP Intl, Cl I
2012	11,074	$1.34 to $1.27	$14,313	0.89%	0.55%	to	0.95%	20.49%		to	20.01%
2011	14,469	$1.11 to $1.06	$15,550	1.49%	0.55%	to	0.95%	(12.52%)		to	(12.87%)
2010	19,455	$1.27 to $1.21	$23,954	2.46%	0.55%	to	0.95%	12.67%		to	12.22%
2009	26,333	$1.13 to $1.08	$28,827	2.17%	0.55%	to	0.95%	33.03%		to	32.50%
2008	34,033	$0.85 to $0.82	$28,083	0.87%	0.55%	to	0.95%	(45.13%)		to	(45.35%)

AC VP Intl, Cl II
2012	27,102	$1.47 to $1.58	$39,228	0.72%	0.55%	to	1.20%	20.34%		to	19.56%
2011	33,915	$1.22 to $1.32	$40,922	1.28%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	40,729	$1.39 to $1.52	$56,423	2.22%	0.55%	to	1.20%	12.52%		to	11.79%
2009	48,291	$1.24 to $1.36	$59,610	2.03%	0.55%	to	1.20%	32.90%		to	32.04%
2008	60,221	$0.93 to $1.03	$56,142	0.69%	0.55%	to	1.20%	(45.20%)		to	(45.56%)

AC VP Mid Cap Val, Cl II
2012	32,200	$1.18 to $1.39	$41,208	1.85%	0.55%	to	1.45%	15.59%		to	14.55%
2011	35,063	$1.02 to $1.21	$38,863	1.19%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	39,383	$1.04 to $1.24	$44,145	1.31%	0.55%	to	1.45%	18.33%		to	17.26%
2009	204,863	$0.88 to $1.06	$203,460	3.96%	0.55%	to	1.45%	29.09%		to	27.93%
2008	242,955	$0.68 to $0.83	$187,536	0.08%	0.55%	to	1.45%	(24.92%)		to	(25.60%)

AC VP Ultra, Cl II
2012	21,817	$1.21 to $1.20	$26,222	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	24,050	$1.07 to $1.07	$25,618	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	26,550	$1.07 to $1.08	$28,287	0.36%	0.55%	to	1.45%	15.19%		to	14.15%
2009	28,448	$0.93 to $0.94	$26,370	0.17%	0.55%	to	1.45%	33.78%		to	32.59%
2008	31,148	$0.69 to $0.71	$21,629	—	0.55%	to	1.45%	(41.97%)		to	(42.49%)

AC VP Val, Cl I
2012	22,999	$2.00 to $1.90	$44,739	1.89%	0.55%	to	0.95%	13.95%		to	13.49%
2011	27,810	$1.76 to $1.67	$47,556	2.02%	0.55%	to	0.95%	0.46%		to	0.06%
2010	36,229	$1.75 to $1.67	$61,756	2.14%	0.55%	to	0.95%	12.80%		to	12.35%
2009	47,184	$1.55 to $1.49	$71,321	5.85%	0.55%	to	0.95%	19.21%		to	18.73%
2008	116,786	$1.30 to $1.87	$185,351	2.70%	0.55%	to	1.25%	(27.18%)		to	(27.69%)

AC VP Val, Cl II
2012	125,623	$1.68 to $1.04	$189,720	1.76%	0.55%	to	1.90%	13.95%		to	3.80	%(10)
2011	140,723	$1.48 to $1.15	$188,948	1.89%	0.55%	to	1.80%	0.31%		to	(0.93%)
2010	152,379	$1.47 to $1.16	$206,514	2.04%	0.55%	to	1.80%	12.42%		to	15.14	%(6)
2009	169,378	$1.31 to $0.92	$206,109	5.47%	0.55%	to	1.45%	19.07%		to	18.00%
2008	188,664	$1.10 to $0.78	$195,491	2.48%	0.55%	to	1.45%	(27.20%)		to	(27.86%)

BlackRock Global Alloc, Cl III
2012	11,013	$1.03 to $1.02	$11,368	4.15%	0.55%	to	1.90%	2.68	%(10)	to	1.76	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  293

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Calvert VP SRI Bal
2012	19,606	$1.26 to $1.33	$24,109	1.18%	0.55%	to	1.20%	9.90%		to	9.19%
2011	21,309	$1.14 to $1.21	$23,915	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	24,838	$1.10 to $1.17	$26,851	1.37%	0.55%	to	1.20%	11.48%		to	10.76%
2009	28,366	$0.99 to $1.06	$27,572	2.08%	0.55%	to	1.20%	24.60%		to	23.80%
2008	33,641	$0.79 to $0.86	$26,299	2.23%	0.55%	to	1.20%	(31.70%)		to	(32.14%)

Col VP Bal, Cl 3
2012	139,007	$1.41 to $1.03	$211,945	—	0.55%	to	1.90%	13.64%		to	3.54	%(10)
2011	156,899	$1.24 to $1.14	$211,288	—	0.55%	to	1.80%	1.83%		to	0.57%
2010	182,004	$1.22 to $1.14	$241,934	—	0.55%	to	1.80%	11.91%		to	13.84	%(6)
2009	221,592	$1.09 to $0.95	$264,041	—	0.55%	to	1.45%	23.55%		to	22.44%
2008	189,680	$0.88 to $0.78	$194,345	0.26%	0.55%	to	1.45%	(30.30%)		to	(30.92%)

Col VP Cash Mgmt, Cl 2
2012	7,909	$1.00 to $0.99	$7,702	0.01%	0.60%	to	1.90%	(0.39	%)(10)	to	(1.27	%)(10)
2011	8,934	$0.99 to $0.97	$8,796	0.01%	0.85%	to	1.80%	(0.84%)		to	(1.76%)
2010	3,801	$1.00 to $0.99	$3,800	0.01%	0.85%	to	1.80%	(0.38	%)(6)	to	(0.81	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Cash Mgmt, Cl 3
2012	257,767	$1.22 to $1.00	$295,327	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
2011	335,563	$1.23 to $1.02	$387,974	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.42%)
2010	361,513	$1.23 to $1.03	$417,463	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
2009	554,428	$1.24 to $1.04	$644,738	0.07%	0.55%	to	1.45%	(0.41%)		to	(1.28%)
2008	1,121,065	$1.25 to $1.06	$1,315,148	2.24%	0.55%	to	1.45%	1.71%		to	0.81%

Col VP Div Bond, Cl 2
2012	25,540	$1.05 to $1.04	$29,016	3.83%	0.60%	to	1.90%	4.26	%(10)	to	3.35	%(10)
2011	12,210	$1.07 to $1.06	$13,069	4.34%	0.85%	to	1.80%	5.58%		to	4.58%
2010	3,198	$1.02 to $1.01	$3,251	—	0.85%	to	1.80%	1.75	%(6)	to	1.31	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Div Bond, Cl 3
2012	596,330	$1.85 to $1.35	$1,003,600	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	642,765	$1.73 to $1.27	$1,017,799	4.49%	0.55%	to	1.45%	6.10%		to	5.14%
2010	773,783	$1.63 to $1.21	$1,161,761	2.87%	0.55%	to	1.45%	7.73%		to	6.76%
2009	3,271,423	$1.51 to $1.13	$4,158,300	4.22%	0.55%	to	1.45%	13.79%		to	12.78%
2008	2,911,692	$1.33 to $1.00	$3,295,541	0.39%	0.55%	to	1.45%	(6.83%)		to	(7.66%)

Col VP Divd Opp, Cl 2
2012	5,686	$1.01 to $1.01	$7,240	—	0.60%	to	1.90%	2.64	%(10)	to	1.74	%(10)
2011	3,457	$1.14 to $1.12	$3,918	—	0.85%	to	1.80%	(5.89%)		to	(6.78%)
2010	969	$1.21 to $1.20	$1,171	—	0.85%	to	1.80%	20.85	%(6)	to	20.33	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Divd Opp, Cl 3
2012	436,246	$1.83 to $1.07	$708,211	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	533,665	$1.62 to $0.95	$770,563	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	652,140	$1.71 to $1.02	$1,003,948	—	0.55%	to	1.45%	16.19%		to	15.15%
2009	2,438,726	$1.47 to $0.88	$2,726,250	—	0.55%	to	1.45%	26.76%		to	25.62%
2008	2,062,785	$1.16 to $0.70	$1,884,808	0.08%	0.55%	to	1.45%	(40.79%)		to	(41.32%)

 294  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Emer Mkts, Cl 2
2012	7,539	$1.06 to $1.05	$8,523	0.35%	0.60%	to	1.90%	7.00	%(10)	to	6.07	%(10)
2011	4,693	$0.95 to $0.94	$4,461	1.08%	0.85%	to	1.80%	(21.76%)		to	(22.50%)
2010	1,639	$1.22 to $1.21	$1,995	0.49%	0.85%	to	1.80%	21.89	%(6)	to	21.37	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Emer Mkts, Cl 3
2012	124,470	$2.59 to $1.56	$272,137	0.38%	0.55%	to	1.45%	19.93%		to	18.85%
2011	148,254	$2.16 to $1.31	$272,219	1.14%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	179,452	$2.75 to $1.69	$422,000	1.50%	0.55%	to	1.45%	19.10%		to	18.03%
2009	361,472	$2.31 to $1.43	$657,161	0.37%	0.55%	to	1.45%	73.13%		to	71.58%
2008	506,028	$1.33 to $0.83	$518,628	0.68%	0.55%	to	1.45%	(53.96%)		to	(54.37%)

Col VP Global Bond, Cl 2
2012	8,206	$1.04 to $1.04	$9,265	2.43%	0.60%	to	1.90%	3.14	%(10)	to	2.24	%(10)
2011	4,796	$1.08 to $1.06	$5,156	3.13%	0.85%	to	1.80%	3.74%		to	2.76%
2010	1,628	$1.04 to $1.04	$1,693	5.51%	0.85%	to	1.80%	4.03	%(6)	to	3.59	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Global Bond, Cl 3
2012	180,927	$2.01 to $1.37	$325,966	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	208,801	$1.90 to $1.30	$357,712	2.85%	0.55%	to	1.45%	4.21%		to	3.28%
2010	247,731	$1.82 to $1.26	$410,469	3.34%	0.55%	to	1.45%	6.00%		to	5.05%
2009	1,026,842	$1.72 to $1.20	$1,428,993	1.82%	0.55%	to	1.45%	10.77%		to	9.78%
2008	950,255	$1.55 to $1.09	$1,219,672	6.92%	0.55%	to	1.45%	(0.98%)		to	(1.87%)

Col VP Hi Inc, Cl 2
2012	65,825	$1.57 to $1.09	$100,881	6.70%	0.55%	to	1.90%	14.37%		to	7.49	%(10)
2011	67,798	$1.37 to $1.01	$91,357	7.29%	0.55%	to	1.80%	5.94%		to	4.63%
2010	74,396	$1.29 to $0.97	$95,076	7.85%	0.55%	to	1.80%	11.29%		to	4.94	%(6)
2009	79,837	$1.16 to $1.14	$92,024	10.37%	0.55%	to	1.45%	43.13%		to	41.84%
2008	82,428	$0.81 to $0.80	$66,584	10.36%	0.55%	to	1.45%	(25.17%)		to	(25.84%)

Col VP Hi Yield Bond, Cl 2
2012	12,299	$1.10 to $1.09	$15,808	7.44%	0.60%	to	1.90%	8.53	%(10)	to	7.58	%(10)
2011	5,927	$1.13 to $1.11	$6,674	9.22%	0.85%	to	1.80%	4.57%		to	3.59%
2010	1,935	$1.08 to $1.08	$2,089	—	0.85%	to	1.80%	8.04	%(6)	to	7.57	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Hi Yield Bond, Cl 3
2012	221,316	$2.20 to $1.61	$458,083	7.32%	0.55%	to	1.45%	15.10%		to	14.06%
2011	242,259	$1.91 to $1.41	$439,609	8.25%	0.55%	to	1.45%	5.10%		to	4.15%
2010	288,799	$1.82 to $1.35	$501,482	9.04%	0.55%	to	1.45%	13.34%		to	12.32%
2009	348,000	$1.61 to $1.21	$537,691	10.21%	0.55%	to	1.45%	53.01%		to	51.64%
2008	373,277	$1.05 to $0.80	$382,399	0.32%	0.55%	to	1.45%	(25.58%)		to	(26.25%)

Col VP Inc Opp, Cl 2
2012	7,250	$1.10 to $1.08	$9,222	6.01%	0.60%	to	1.90%	8.40	%(10)	to	7.46	%(10)
2011	3,907	$1.13 to $1.11	$4,389	9.03%	0.85%	to	1.80%	5.28%		to	4.28%
2010	750	$1.07 to $1.07	$803	—	0.85%	to	1.80%	7.15	%(6)	to	6.69	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  295

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Inc Opp, Cl 3
2012	128,289	$1.82 to $1.60	$223,153	6.55%	0.55%	to	1.45%	14.17%		to	13.14%
2011	131,375	$1.59 to $1.41	$200,839	9.24%	0.55%	to	1.45%	5.68%		to	4.73%
2010	148,512	$1.51 to $1.35	$215,637	3.28%	0.55%	to	1.45%	12.43%		to	11.42%
2009	1,240,488	$1.34 to $1.21	$1,564,362	4.60%	0.55%	to	1.45%	41.61%		to	40.35%
2008	643,014	$0.95 to $0.86	$575,938	0.18%	0.55%	to	1.45%	(19.25%)		to	(19.98%)

Col VP Intl Opp, Cl 2
2012	1,826	$1.04 to $1.06	$2,190	1.59%	0.60%	to	1.90%	5.90	%(10)	to	4.99	%(10)
2011	1,093	$1.04 to $1.02	$1,129	1.42%	0.85%	to	1.80%	(13.24%)		to	(14.06%)
2010	408	$1.19 to $1.19	$487	0.11%	0.85%	to	1.80%	19.43	%(6)	to	18.92	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Intl Opp, Cl 3
2012	81,718	$1.11 to $1.08	$99,396	1.54%	0.55%	to	1.45%	17.06%		to	16.00%
2011	101,842	$0.95 to $0.93	$106,021	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	124,228	$1.09 to $1.08	$149,105	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
2009	153,423	$0.96 to $0.96	$163,378	1.56%	0.55%	to	1.45%	26.84%		to	25.70%
2008	184,146	$0.76 to $0.77	$156,585	2.35%	0.55%	to	1.45%	(40.76%)		to	(41.29%)

Col VP Lg Cap Gro, Cl 2
2012	2,090	$1.02 to $1.01	$2,846	—	0.60%	to	1.90%	1.66	%(10)	to	0.78	%(10)
2011	1,142	$1.16 to $1.14	$1,318	—	0.85%	to	1.80%	(4.19%)		to	(5.09%)
2010	260	$1.21 to $1.20	$314	—	0.85%	to	1.80%	20.93	%(6)	to	20.41	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Cap Gro, Cl 3
2012	156,364	$0.76 to $1.11	$122,727	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	183,234	$0.64 to $0.94	$120,479	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	218,835	$0.66 to $0.98	$150,066	—	0.55%	to	1.45%	16.52%		to	15.47%
2009	263,512	$0.57 to $0.85	$155,168	—	0.55%	to	1.45%	36.24%		to	35.02%
2008	326,510	$0.42 to $0.63	$141,102	0.30%	0.55%	to	1.45%	(44.65%)		to	(45.15%)

Col VP Lg Core Quan, Cl 2
2012	778	$0.99 to $0.99	$1,091	—	0.60%	to	1.90%	0.43	%(10)	to	(0.44	%)(10)
2011	198	$1.26 to $1.24	$248	—	0.85%	to	1.80%	4.19%		to	3.21%
2010	22	$1.21 to $1.20	$27	—	0.85%	to	1.80%	20.74	%(6)	to	20.23	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Lg Core Quan, Cl 3
2012	342,553	$0.97 to $1.10	$373,715	—	0.55%	to	1.45%	13.24%		to	12.22%
2011	398,158	$0.86 to $0.98	$384,119	—	0.55%	to	1.45%	4.65%		to	3.71%
2010	471,053	$0.82 to $0.94	$436,202	—	0.55%	to	1.45%	16.69%		to	15.64%
2009	566,618	$0.70 to $0.81	$452,227	—	0.55%	to	1.45%	23.47%		to	22.36%
2008	685,481	$0.57 to $0.67	$447,981	0.24%	0.55%	to	1.45%	(42.48%)		to	(43.00%)

Col VP Limited Duration Cr, Cl 2
2012	5,819	$1.03 to $1.02	$6,204	2.56%	0.60%	to	1.90%	2.93	%(10)	to	2.03	%(10)
2011	3,967	$1.02 to $1.01	$4,044	1.43%	0.85%	to	1.80%	1.24%		to	0.28%
2010	1,213	$1.01 to $1.01	$1,227	—	0.85%	to	1.80%	1.20	%(6)	to	0.77	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 296  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Man Vol Mod Gro, Cl 2
2012	1,946,104	$1.02 to $1.01	$1,985,880	—	0.95%	to	1.90%	1.64	%(10)	to	0.99	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Marsico Gro, Cl 1
2012	140,799	$1.19 to $1.20	$167,362	0.68%	0.55%	to	1.45%	11.62%		to	10.61%
2011	174,067	$1.06 to $1.08	$185,686	0.29%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	211,659	$1.10 to $1.13	$233,638	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
2009	1,831,327	$0.91 to $0.94	$1,713,730	0.88%	0.55%	to	1.45%	25.97%		to	24.84%
2008	1,298,131	$0.72 to $0.75	$963,953	0.35%	0.55%	to	1.45%	(39.78%)		to	(40.32%)

Col VP Marsico Intl Opp, Cl 2
2012	44,804	$0.99 to $1.03	$45,342	0.92%	0.55%	to	1.90%	16.97%		to	2.28	%(10)
2011	56,807	$0.84 to $1.00	$49,131	0.80%	0.55%	to	1.80%	(16.64%)		to	(17.68%)
2010	70,989	$1.01 to $1.22	$73,764	0.67%	0.55%	to	1.80%	13.11%		to	21.28	%(6)
2009	85,819	$0.89 to $0.98	$78,882	1.87%	0.55%	to	1.45%	37.19%		to	35.96%
2008	103,623	$0.65 to $0.72	$69,405	1.37%	0.55%	to	1.45%	(48.77%)		to	(49.23%)

Col VP Mid Cap Gro Opp, Cl 2
2012	747	$0.96 to $0.95	$872	—	0.60%	to	1.90%	(3.22	%)(10)	to	(4.07	%)(10)
2011	515	$1.07 to $1.05	$548	—	0.85%	to	1.80%	(15.92%)		to	(16.72%)
2010	100	$1.27 to $1.27	$127	—	0.85%	to	1.80%	27.08	%(6)	to	26.54	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Gro Opp, Cl 3
2012	67,302	$1.48 to $1.18	$86,755	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	83,645	$1.34 to $1.07	$98,158	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	100,048	$1.58 to $1.28	$140,165	—	0.55%	to	1.45%	25.59%		to	24.46%
2009	114,747	$1.26 to $1.03	$128,719	—	0.55%	to	1.45%	62.51%		to	61.06%
2008	114,373	$0.78 to $0.64	$78,655	0.02%	0.55%	to	1.45%	(45.15%)		to	(45.64%)

Col VP Mid Cap Val Opp, Cl 2
2012	1,347	$1.04 to $1.04	$1,788	—	0.60%	to	1.90%	4.64	%(10)	to	3.73	%(10)
2011	868	$1.15 to $1.13	$991	—	0.85%	to	1.80%	(9.35%)		to	(10.21%)
2010	204	$1.26 to $1.26	$258	—	0.85%	to	1.80%	26.40	%(6)	to	25.86	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Mid Cap Val Opp, Cl 3
2012	58,788	$1.50 to $1.13	$79,039	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	74,820	$1.28 to $0.97	$85,948	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	94,586	$1.40 to $1.08	$120,176	—	0.55%	to	1.45%	21.84%		to	20.75%
2009	218,176	$1.15 to $0.89	$220,336	—	0.55%	to	1.45%	40.17%		to	38.91%
2008	315,808	$0.82 to $0.64	$227,282	—	0.55%	to	1.45%	(45.41%)		to	(45.90%)

Col VP S&P 500, Cl 3
2012	121,375	$1.09 to $1.02	$133,933	—	0.55%	to	1.90%	14.91%		to	2.17	%(10)
2011	134,954	$0.95 to $1.17	$129,622	—	0.55%	to	1.80%	1.07%		to	(0.18%)
2010	156,454	$0.94 to $1.17	$148,693	—	0.55%	to	1.80%	14.08%		to	17.32	%(6)
2009	181,918	$0.83 to $0.91	$151,756	—	0.55%	to	1.45%	25.31%		to	24.18%
2008	200,311	$0.66 to $0.73	$133,680	0.08%	0.55%	to	1.45%	(37.44%)		to	(38.00%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  297

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Col VP Select Lg Cap Val, Cl 2
2012	1,193	$1.01 to $1.02	$1,615	—	0.60%	to	1.90%	4.73	%(10)	to	3.82	%(10)
2011	629	$1.17 to $1.16	$735	—	0.85%	to	1.80%	(2.62%)		to	(3.54%)
2010	157	$1.20 to $1.20	$189	—	0.85%	to	1.80%	20.38	%(6)	to	19.87	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Lg Cap Val, Cl 3
2012	19,210	$1.40 to $1.13	$25,275	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	21,869	$1.18 to $0.97	$24,666	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	21,862	$1.21 to $1.00	$25,347	—	0.55%	to	1.45%	19.86%		to	18.78%
2009	13,447	$1.01 to $0.84	$13,058	—	0.55%	to	1.45%	25.43%		to	24.31%
2008	11,454	$0.81 to $0.68	$8,932	0.08%	0.55%	to	1.45%	(39.79%)		to	(40.33%)

Col VP Select Sm Cap Val, Cl 2
2012	1,057	$1.01 to $1.01	$1,409	—	0.60%	to	1.90%	2.93	%(10)	to	2.04	%(10)
2011	514	$1.15 to $1.14	$591	—	0.85%	to	1.80%	(9.46%)		to	(10.32%)
2010	121	$1.27 to $1.27	$155	—	0.85%	to	1.80%	27.43	%(6)	to	26.89	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP Select Sm Cap Val, Cl 3
2012	27,553	$1.94 to $1.13	$48,546	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	33,501	$1.66 to $0.97	$50,871	—	0.55%	to	1.45%	(9.01%)		to	(9.83%)
2010	39,284	$1.82 to $1.08	$66,465	—	0.55%	to	1.45%	26.10%		to	24.97%
2009	43,222	$1.44 to $0.86	$59,043	—	0.55%	to	1.45%	39.05%		to	37.81%
2008	51,553	$1.04 to $0.63	$51,441	—	0.55%	to	1.45%	(38.93%)		to	(39.48%)

Col VP US Govt Mtge, Cl 2
2012	6,687	$1.01 to $1.00	$6,716	0.66%	0.60%	to	1.90%	0.49	%(10)	to	(0.39	%)(10)
2011	4,406	$1.01 to $0.99	$4,412	0.77%	0.85%	to	1.80%	0.37%		to	(0.58%)
2010	1,944	$1.00 to $1.00	$1,945	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Col VP US Govt Mtge, Cl 3
2012	179,537	$1.42 to $1.08	$230,696	0.92%	0.55%	to	1.45%	1.07%		to	0.15%
2011	204,130	$1.41 to $1.08	$261,927	0.90%	0.55%	to	1.45%	0.83%		to	(0.08%)
2010	251,534	$1.39 to $1.08	$321,296	1.01%	0.55%	to	1.45%	2.44%		to	1.52%
2009	275,349	$1.36 to $1.07	$345,899	3.12%	0.55%	to	1.45%	4.95%		to	4.01%
2008	306,948	$1.30 to $1.02	$371,939	0.13%	0.55%	to	1.45%	(3.17%)		to	(4.04%)

Col VP Strategic Inc, Cl 2
2012	14,002	$1.07 to $1.07	$14,669	4.46%	0.60%	to	1.90%	6.48	%(10)	to	5.55	%(10)
2011	6,521	$0.95 to $0.94	$6,169	—	0.85%	to	1.80%	1.54	%(8)	to	0.89	%(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

CS Commodity Return
2012	84,048	$0.87 to $0.86	$72,693	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	99,283	$0.90 to $0.89	$88,474	2.48%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	98,350	$1.03 to $1.04	$101,183	6.87%	0.55%	to	1.45%	16.02%		to	14.98%
2009	100,553	$0.89 to $0.90	$89,247	12.32%	0.55%	to	1.45%	18.82%		to	17.75%
2008	78,360	$0.75 to $0.77	$58,691	1.33%	0.55%	to	1.45%	(34.09%)		to	(34.69%)

 298  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Drey VIF Intl Eq, Serv
2012	5,710	$1.08 to $1.04	$6,122	0.14%	0.85%	to	1.45%	21.79%		to	21.06%
2011	6,640	$0.89 to $0.86	$5,853	1.92%	0.85%	to	1.45%	(15.63%)		to	(16.14%)
2010	7,614	$1.06 to $1.03	$7,969	1.50%	0.85%	to	1.45%	8.81%		to	8.16%
2009	7,910	$0.97 to $0.95	$7,624	3.77%	0.85%	to	1.45%	23.83%		to	23.09%
2008	7,986	$0.78 to $0.77	$6,229	1.30%	0.85%	to	1.45%	(42.85%)		to	(43.19%)

DWS Alt Asset Alloc VIP, Cl B
2012	8,138	$1.00 to $0.99	$8,148	—	0.55%	to	1.90%	3.67	%(10)	to	2.73	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

EV VT Floating-Rate Inc
2012	197,523	$1.28 to $1.20	$247,086	4.20%	0.55%	to	1.45%	6.73%		to	5.78%
2011	214,407	$1.20 to $1.14	$252,208	4.23%	0.55%	to	1.45%	1.99%		to	1.07%
2010	214,175	$1.18 to $1.13	$247,939	4.04%	0.55%	to	1.45%	8.52%		to	7.55%
2009	828,278	$1.08 to $1.05	$884,459	4.79%	0.55%	to	1.45%	43.52%		to	42.23%
2008	581,542	$0.76 to $0.74	$434,439	5.74%	0.55%	to	1.45%	(27.54%)		to	(28.19%)

Fid VIP Contrafund, Serv Cl 2
2012	357,488	$1.20 to $1.01	$429,506	1.08%	0.55%	to	1.90%	15.50%		to	1.65	%(10)
2011	414,278	$1.04 to $1.15	$431,773	0.75%	0.55%	to	1.80%	(3.32%)		to	(4.51%)
2010	474,193	$1.08 to $1.20	$512,183	0.82%	0.55%	to	1.80%	16.29%		to	19.27	%(6)
2009	841,696	$0.93 to $0.95	$791,182	0.94%	0.55%	to	1.45%	34.73%		to	33.52%
2008	1,455,857	$0.69 to $0.71	$1,023,890	0.96%	0.55%	to	1.45%	(43.01%)		to	(43.52%)

Fid VIP Gro & Inc, Serv Cl
2012	42,856	$1.29 to $1.23	$53,538	2.03%	0.55%	to	0.95%	17.75%		to	17.28%
2011	52,169	$1.10 to $1.05	$55,469	1.52%	0.55%	to	0.95%	1.02%		to	0.62%
2010	69,940	$1.09 to $1.04	$73,762	0.56%	0.55%	to	0.95%	14.03%		to	13.58%
2009	91,710	$0.95 to $0.91	$85,042	0.95%	0.55%	to	0.95%	26.46%		to	25.96%
2008	114,759	$0.75 to $0.73	$84,337	0.96%	0.55%	to	0.95%	(42.09%)		to	(42.33%)

Fid VIP Gro & Inc, Serv Cl 2
2012	98,536	$1.40 to $1.35	$134,512	1.94%	0.55%	to	1.20%	17.60%		to	16.83%
2011	115,744	$1.19 to $1.16	$134,697	1.47%	0.55%	to	1.20%	0.81%		to	0.15%
2010	139,138	$1.18 to $1.16	$160,712	0.45%	0.55%	to	1.20%	13.92%		to	13.18%
2009	168,181	$1.04 to $1.02	$171,003	0.83%	0.55%	to	1.20%	26.32%		to	25.50%
2008	209,939	$0.82 to $0.81	$169,597	0.85%	0.55%	to	1.20%	(42.22%)		to	(42.59%)

Fid VIP Mid Cap, Serv Cl
2012	28,179	$3.99 to $3.79	$109,281	0.47%	0.55%	to	0.95%	14.12%		to	13.66%
2011	36,566	$3.50 to $3.33	$124,443	0.13%	0.55%	to	0.95%	(11.21%)		to	(11.56%)
2010	49,947	$3.94 to $3.77	$191,576	0.24%	0.55%	to	0.95%	28.00%		to	27.49%
2009	68,537	$3.08 to $2.95	$205,621	0.57%	0.55%	to	0.95%	39.25%		to	38.69%
2008	85,755	$2.21 to $2.13	$185,298	0.35%	0.55%	to	0.95%	(39.84%)		to	(40.08%)

Fid VIP Mid Cap, Serv Cl 2
2012	231,754	$2.58 to $1.00	$491,964	0.36%	0.55%	to	1.90%	13.93%		to	0.72	%(10)
2011	279,201	$2.26 to $1.08	$527,033	0.02%	0.55%	to	1.80%	(11.34%)		to	(12.44%)
2010	328,665	$2.55 to $1.24	$708,606	0.09%	0.55%	to	1.80%	27.86%		to	23.03	%(6)
2009	705,682	$1.99 to $1.01	$1,036,331	0.43%	0.55%	to	1.45%	38.98%		to	37.74%
2008	913,300	$1.43 to $0.74	$965,638	0.25%	0.55%	to	1.45%	(39.94%)		to	(40.48%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  299

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Fid VIP Overseas, Serv Cl
2012	15,945	$1.24 to $1.18	$19,241	1.72%	0.55%	to	0.95%	19.88%	to	19.40%
2011	20,618	$1.03 to $0.98	$20,772	1.10%	0.55%	to	0.95%	(17.68%)	to	(18.01%)
2010	29,438	$1.26 to $1.20	$36,025	1.18%	0.55%	to	0.95%	12.37%	to	11.93%
2009	39,541	$1.12 to $1.07	$43,185	1.97%	0.55%	to	0.95%	25.74%	to	25.24%
2008	50,013	$0.89 to $0.86	$43,461	2.20%	0.55%	to	0.95%	(44.17%)	to	(44.40%)

Fid VIP Overseas, Serv Cl 2
2012	59,049	$1.49 to $0.99	$80,158	1.60%	0.55%	to	1.45%	19.72%	to	18.64%
2011	73,793	$1.25 to $0.83	$84,069	1.07%	0.55%	to	1.45%	(17.79%)	to	(18.53%)
2010	87,539	$1.52 to $1.02	$122,216	1.12%	0.55%	to	1.45%	12.21%	to	11.21%
2009	103,180	$1.35 to $0.92	$129,326	1.88%	0.55%	to	1.45%	25.53%	to	24.40%
2008	123,289	$1.08 to $0.74	$125,026	2.18%	0.55%	to	1.45%	(44.27%)	to	(44.77%)

FTVIPT Frank Global Real Est, Cl 2
2012	82,664	$2.50 to $0.87	$157,516	—	0.55%	to	1.45%	26.71%	to	25.57%
2011	92,121	$1.97 to $0.69	$141,422	7.84%	0.55%	to	1.45%	(6.17%)	to	(7.01%)
2010	103,135	$2.10 to $0.74	$172,609	2.86%	0.55%	to	1.45%	20.31%	to	19.23%
2009	119,954	$1.75 to $0.62	$170,847	12.90%	0.55%	to	1.45%	18.43%	to	17.37%
2008	143,021	$1.48 to $0.53	$177,416	1.02%	0.55%	to	1.45%	(42.71%)	to	(43.22%)

FTVIPT Frank Sm Cap Val, Cl 2
2012	64,149	$2.97 to $1.07	$146,398	0.78%	0.55%	to	1.90%	17.74%	to	6.72	%(10)
2011	78,144	$2.52 to $1.23	$153,562	0.71%	0.55%	to	1.80%	(4.29%)	to	(5.47%)
2010	91,828	$2.64 to $1.30	$193,362	0.75%	0.55%	to	1.80%	27.52%	to	29.36	%(6)
2009	108,899	$2.07 to $0.88	$183,264	1.66%	0.55%	to	1.45%	28.45%	to	27.30%
2008	128,040	$1.61 to $0.69	$173,195	1.15%	0.55%	to	1.45%	(33.38%)	to	(33.98%)

FTVIPT Mutual Shares Sec, Cl 2
2012	100,868	$1.53 to $1.04	$136,338	2.02%	0.55%	to	1.90%	13.62%	to	4.63	%(10)
2011	119,594	$1.34 to $1.08	$143,696	2.30%	0.55%	to	1.80%	(1.58%)	to	(2.81%)
2010	141,032	$1.36 to $1.12	$174,040	1.55%	0.55%	to	1.80%	10.58%	to	11.29	%(6)
2009	158,713	$1.23 to $0.90	$178,999	1.91%	0.55%	to	1.45%	25.36%	to	24.23%
2008	186,091	$0.98 to $0.72	$169,267	2.85%	0.55%	to	1.45%	(37.45%)	to	(38.01%)

GS VIT Mid Cap Val, Inst
2012	79,577	$3.14 to $2.15	$233,128	1.09%	0.55%	to	1.20%	17.82%	to	17.05%
2011	99,503	$2.67 to $1.83	$248,014	0.70%	0.55%	to	1.20%	(6.89%)	to	(7.49%)
2010	122,523	$2.86 to $1.98	$328,204	0.65%	0.55%	to	1.20%	24.32%	to	23.51%
2009	151,389	$2.30 to $1.60	$326,736	1.73%	0.55%	to	1.20%	32.42%	to	31.56%
2008	191,346	$1.74 to $1.22	$312,184	0.90%	0.55%	to	1.20%	(37.40%)	to	(37.80%)

GS VIT Structd Sm Cap Eq, Inst
2012	3,611	$2.01 to $1.90	$7,008	1.10%	0.55%	to	0.95%	12.21%	to	11.76%
2011	4,520	$1.79 to $1.70	$7,834	0.70%	0.55%	to	0.95%	0.12%	to	(0.27%)
2010	6,309	$1.79 to $1.71	$10,932	0.52%	0.55%	to	0.95%	29.40%	to	28.89%
2009	7,754	$1.38 to $1.32	$10,406	1.14%	0.55%	to	0.95%	26.97%	to	26.47%
2008	9,648	$1.09 to $1.05	$10,223	0.58%	0.55%	to	0.95%	(34.38%)	to	(34.65%)

GS VIT Structd U.S. Eq, Inst
2012	120,009	$1.15 to $1.04	$134,878	1.72%	0.55%	to	1.45%	13.83%	to	12.81%
2011	141,994	$1.01 to $0.92	$140,631	1.62%	0.55%	to	1.45%	3.48%	to	2.55%
2010	174,647	$0.98 to $0.90	$167,514	1.40%	0.55%	to	1.45%	12.22%	to	11.22%
2009	210,015	$0.87 to $0.81	$180,207	1.98%	0.55%	to	1.45%	20.48%	to	19.40%
2008	255,182	$0.72 to $0.68	$182,460	1.39%	0.55%	to	1.45%	(37.35%)	to	(37.91%)

 300  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Core Eq, Ser I
2012	41,628	$2.22 to $2.22	$93,614	0.94%	1.25%	to	1.25%	12.46%		to	12.46%
2011	49,041	$1.97 to $1.97	$97,973	0.94%	1.25%	to	1.25%	(1.30%)		to	(1.30%)
2010	58,751	$2.00 to $2.00	$118,804	0.94%	1.25%	to	1.25%	8.20%		to	8.20%
2009	72,541	$1.85 to $1.85	$135,402	1.74%	1.25%	to	1.25%	26.71%		to	26.71%
2008	92,625	$1.46 to $1.46	$136,522	1.92%	1.25%	to	1.25%	(31.01%)		to	(31.01%)

Invesco VI Div Divd, Ser I
2012	14,935	$1.09 to $1.07	$16,144	2.14%	0.55%	to	1.20%	18.07%		to	17.31%
2011	14,025	$0.92 to $0.92	$12,873	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Div Divd, Ser II
2012	8,994	$1.08 to $1.06	$9,650	2.02%	0.85%	to	1.45%	17.37%		to	16.66%
2011	7,398	$0.92 to $0.91	$6,773	—	0.85%	to	1.45%	(8.36	%)(8)	to	(8.73	%)(8)
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Global Hlth, Ser II
2012	20,624	$1.32 to $1.32	$27,190	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	21,100	$1.10 to $1.11	$23,253	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	20,785	$1.07 to $1.08	$22,251	—	0.55%	to	1.45%	4.43%		to	3.49%
2009	22,760	$1.02 to $1.05	$23,381	0.13%	0.55%	to	1.45%	26.69%		to	25.56%
2008	21,604	$0.81 to $0.83	$17,564	—	0.55%	to	1.45%	(29.17%)		to	(29.81%)

Invesco VI Intl Gro, Ser II
2012	67,388	$1.49 to $1.25	$94,833	1.26%	0.55%	to	1.45%	14.62%		to	13.59%
2011	78,213	$1.30 to $1.10	$96,505	1.20%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	90,302	$1.40 to $1.20	$121,171	0.57%	0.55%	to	1.45%	11.99%		to	10.99%
2009	668,344	$1.25 to $1.08	$767,971	1.54%	0.55%	to	1.45%	34.17%		to	32.97%
2008	537,767	$0.93 to $0.81	$461,509	0.72%	0.55%	to	1.45%	(40.87%)		to	(41.40%)

Invesco VI Tech, Ser I
2012	27,742	$0.94 to $1.03	$25,702	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	32,296	$0.85 to $0.94	$27,145	0.18%	0.55%	to	1.20%	(5.57%)		to	(6.18%)
2010	37,411	$0.90 to $1.00	$33,424	—	0.55%	to	1.20%	20.64%		to	19.86%
2009	37,973	$0.75 to $0.83	$28,223	—	0.55%	to	1.20%	56.53%		to	55.52%
2008	32,201	$0.48 to $0.53	$15,360	—	0.55%	to	1.20%	(44.81%)		to	(45.17%)

Invesco VI Am Fran, Ser I
2012	13,957	$0.97 to $0.97	$13,578	—	0.55%	to	0.95%	(2.86	%)(9)	to	(3.13	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Am Fran, Ser II
2012	81,028	$0.97 to $0.96	$78,411	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  301

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Invesco VI Comstock, Ser II
2012	152,620	$1.45 to $1.12	$208,334	1.46%	0.55%	to	1.45%	18.27%		to	17.21%
2011	184,225	$1.22 to $0.96	$213,630	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	214,858	$1.26 to $0.99	$257,010	0.22%	0.55%	to	1.45%	15.06%		to	14.03%
2009	700,428	$1.09 to $0.87	$681,301	4.57%	0.55%	to	1.45%	27.70%		to	26.56%
2008	890,312	$0.85 to $0.69	$681,107	2.13%	0.55%	to	1.45%	(36.15%)		to	(36.73%)

Invesco VI Mid Cap Gro, Ser I
2012	15,401	$0.98 to $0.97	$15,114	—	0.55%	to	1.20%	(2.09	%)(9)	to	(2.52	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Invesco VI Mid Cap Gro, Ser II
2012	20,925	$0.98 to $0.97	$20,452	—	0.55%	to	1.45%	(2.09	%)(9)	to	(2.69	%)(9)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Enterprise, Serv
2012	16,750	$0.84 to $0.80	$13,636	—	0.55%	to	0.95%	16.34%		to	15.88%
2011	20,139	$0.72 to $0.69	$14,127	—	0.55%	to	0.95%	(2.19%)		to	(2.58%)
2010	25,642	$0.74 to $0.71	$18,425	—	0.55%	to	0.95%	24.83%		to	24.34%
2009	31,734	$0.59 to $0.57	$18,312	—	0.55%	to	0.95%	43.65%		to	43.08%
2008	38,478	$0.41 to $0.40	$15,504	0.06%	0.55%	to	0.95%	(44.17%)		to	(44.39%)

Janus Aspen Global Tech, Serv
2012	28,136	$0.61 to $1.44	$16,995	—	0.55%	to	1.20%	18.49%		to	17.72%
2011	34,118	$0.51 to $1.23	$17,445	—	0.55%	to	1.20%	(9.16%)		to	(9.75%)
2010	43,886	$0.57 to $1.36	$24,760	—	0.55%	to	1.20%	23.71%		to	22.91%
2009	47,873	$0.46 to $1.11	$21,824	—	0.55%	to	1.20%	56.04%		to	55.03%
2008	41,022	$0.29 to $0.71	$11,998	0.09%	0.55%	to	1.20%	(44.28%)		to	(44.64%)

Janus Aspen Janus, Serv
2012	53,422	$1.08 to $1.00	$56,512	0.43%	0.55%	to	1.90%	17.63%		to	0.98	%(10)
2011	64,496	$0.92 to $1.08	$58,202	0.43%	0.55%	to	1.80%	(6.06%)		to	(7.23%)
2010	85,313	$0.98 to $1.17	$82,233	0.05%	0.55%	to	1.80%	13.63%		to	16.30	%(6)
2009	1,711,481	$0.86 to $0.84	$1,454,728	0.38%	0.55%	to	1.45%	35.27%		to	34.06%
2008	1,226,178	$0.63 to $0.63	$773,445	0.64%	0.55%	to	1.45%	(40.20%)		to	(40.74%)

Janus Aspen Gbl Alloc Mod, Serv
2012	439	$1.04 to $1.03	$457	3.67%	0.55%	to	1.90%	3.40	%(10)	to	2.47	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Janus Aspen Overseas, Serv
2012	50,322	$1.38 to $2.26	$68,216	0.58%	0.55%	to	1.20%	12.56%		to	11.83%
2011	70,950	$1.23 to $2.02	$85,783	0.38%	0.55%	to	1.20%	(32.71%)		to	(33.14%)
2010	97,399	$1.82 to $3.02	$175,076	0.53%	0.55%	to	1.20%	24.33%		to	23.53%
2009	110,781	$1.47 to $2.45	$160,461	0.41%	0.55%	to	1.20%	78.09%		to	76.94%
2008	126,355	$0.82 to $1.38	$103,231	1.14%	0.55%	to	1.20%	(52.49%)		to	(52.80%)

 302  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

CB Var Sm Cap Gro, Cl I
2012	8,740	$1.27 to $1.21	$10,879	0.41%	0.55%	to	1.45%	18.77%		to	17.71%
2011	7,457	$1.07 to $1.03	$7,846	—	0.55%	to	1.45%	0.83%		to	(0.07%)
2010	7,914	$1.06 to $1.03	$8,290	—	0.55%	to	1.45%	24.49%		to	23.38%
2009	8,674	$0.85 to $0.83	$7,331	—	0.55%	to	1.45%	41.99%		to	40.72%
2008	6,856	$0.60 to $0.59	$4,098	—	0.55%	to	1.45%	(41.03%)		to	(41.56%)

MFS Inv Gro Stock, Serv Cl
2012	78,214	$0.88 to $1.28	$72,077	0.22%	0.55%	to	1.45%	16.04%		to	15.00%
2011	89,086	$0.76 to $1.12	$70,257	0.26%	0.55%	to	1.45%	(0.18%)		to	(1.07%)
2010	105,423	$0.76 to $1.13	$82,960	0.29%	0.55%	to	1.45%	11.54%		to	10.54%
2009	125,305	$0.68 to $1.02	$88,112	0.42%	0.55%	to	1.45%	38.33%		to	37.09%
2008	119,103	$0.49 to $0.74	$60,178	0.30%	0.55%	to	1.45%	(37.33%)		to	(37.89%)

MFS New Dis, Serv Cl
2012	37,452	$1.44 to $1.59	$52,918	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	47,312	$1.20 to $1.34	$55,683	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	47,235	$1.35 to $1.51	$62,698	—	0.55%	to	1.20%	35.20%		to	34.32%
2009	53,217	$1.00 to $1.12	$52,365	—	0.55%	to	1.20%	62.03%		to	60.98%
2008	59,531	$0.62 to $0.70	$36,303	—	0.55%	to	1.20%	(39.85%)		to	(40.24%)

MFS Utilities, Serv Cl
2012	108,853	$2.51 to $1.07	$239,437	6.35%	0.55%	to	1.90%	12.59%		to	5.78	%(10)
2011	121,680	$2.23 to $1.22	$241,229	3.03%	0.55%	to	1.80%	5.92%		to	4.61%
2010	121,459	$2.11 to $1.17	$229,995	3.10%	0.55%	to	1.80%	12.89%		to	15.70	%(6)
2009	139,628	$1.86 to $1.25	$236,943	4.76%	0.55%	to	1.45%	32.14%		to	30.96%
2008	163,177	$1.41 to $0.95	$212,724	1.35%	0.55%	to	1.45%	(38.15%)		to	(38.71%)

MS UIF Global Real Est, Cl II
2012	53,625	$1.22 to $1.21	$65,057	0.55%	0.55%	to	1.45%	29.23%		to	28.07%
2011	61,296	$0.94 to $0.94	$57,824	3.34%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	69,097	$1.06 to $1.07	$73,116	9.13%	0.55%	to	1.45%	21.65%		to	20.56%
2009	299,590	$0.87 to $0.88	$264,522	0.02%	0.55%	to	1.45%	40.64%		to	39.38%
2008	382,715	$0.62 to $0.63	$241,004	2.66%	0.55%	to	1.45%	(44.65%)		to	(45.15%)

MS UIF Mid Cap Gro, Cl II
2012	33,274	$1.31 to $0.92	$43,946	—	0.55%	to	1.90%	7.89%		to	(5.99	%)(10)
2011	47,463	$1.21 to $1.15	$58,189	0.24%	0.55%	to	1.80%	(7.68%)		to	(8.83%)
2010	45,797	$1.31 to $1.26	$60,967	—	0.55%	to	1.80%	31.54%		to	25.27	%(6)
2009	46,533	$1.00 to $1.06	$47,117	—	0.55%	to	1.45%	56.51%		to	55.10%
2008	44,920	$0.64 to $0.68	$29,120	0.77%	0.55%	to	1.45%	(47.11%)		to	(47.58%)

NB AMT Intl Eq, Cl S
2012	18,401	$0.95 to $1.01	$17,984	0.80%	0.55%	to	1.45%	17.83%		to	16.77%
2011	22,063	$0.81 to $0.87	$18,306	6.16%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	23,892	$0.93 to $1.00	$22,804	1.80%	0.55%	to	1.45%	21.35%		to	20.26%
2009	379,110	$0.76 to $0.83	$309,505	3.73%	0.55%	to	1.45%	33.77%		to	32.57%
2008	358,116	$0.57 to $0.63	$218,422	—	0.55%	to	1.45%	(46.73%)		to	(47.21%)

NB AMT Soc Responsive, Cl S
2012	2,935	$1.00 to $1.00	$3,552	0.10%	0.60%	to	1.90%	1.68	%(10)	to	0.80	%(10)
2011	3,129	$1.11 to $1.13	$3,451	0.27%	0.85%	to	1.80%	(3.97%)		to	(4.87%)
2010	3,027	$1.15 to $1.18	$3,473	0.02%	0.85%	to	1.80%	21.72%		to	17.42	%(6)
2009	2,503	$0.95 to $0.93	$2,360	2.09%	0.85%	to	1.45%	30.20%		to	29.42%
2008	2,198	$0.73 to $0.72	$1,594	1.94%	0.85%	to	1.45%	(39.94%)		to	(40.30%)

RIVERSOURCE VARIABLE ACCOUNT 10  ■  303

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Oppen Global VA, Serv
2012	61,187	$1.67 to $1.08	$92,610	1.92%	0.55%	to	1.90%	20.29%		to	7.88	%(10)
2011	70,702	$1.39 to $1.06	$89,945	1.07%	0.55%	to	1.80%	(9.03%)		to	(10.15%)
2010	76,283	$1.53 to $1.18	$107,678	1.23%	0.55%	to	1.80%	15.07%		to	17.77	%(6)
2009	82,309	$1.33 to $0.98	$101,816	1.98%	0.55%	to	1.45%	38.59%		to	37.35%
2008	93,206	$0.96 to $0.72	$84,227	1.36%	0.55%	to	1.45%	(40.66%)		to	(41.19%)

Oppen Global Strategic Inc VA, Srv
2012	528,177	$1.63 to $1.43	$823,175	5.61%	0.55%	to	1.45%	12.53%		to	11.51%
2011	601,876	$1.45 to $1.28	$836,908	2.91%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	706,224	$1.45 to $1.29	$985,348	13.38%	0.55%	to	1.45%	14.14%		to	13.12%
2009	2,168,384	$1.27 to $1.14	$2,606,149	0.23%	0.55%	to	1.45%	17.76%		to	16.70%
2008	2,013,495	$1.08 to $0.98	$2,075,960	4.44%	0.55%	to	1.45%	(14.95%)		to	(15.72%)

Oppen Main St Sm Cap VA, Serv
2012	42,432	$1.64 to $1.03	$62,203	0.33%	0.55%	to	1.90%	17.02%		to	3.26	%(10)
2011	48,318	$1.41 to $1.17	$61,075	0.42%	0.55%	to	1.80%	(2.92%)		to	(4.12%)
2010	58,250	$1.45 to $1.22	$76,560	0.43%	0.55%	to	1.80%	22.38%		to	21.39	%(6)
2009	67,777	$1.18 to $0.88	$73,523	0.65%	0.55%	to	1.45%	36.13%		to	34.91%
2008	76,585	$0.87 to $0.65	$61,768	0.29%	0.55%	to	1.45%	(38.34%)		to	(38.90%)

Oppen Eq Inc VA, Serv
2012	4,014	$1.03 to $0.99	$4,091	1.13%	0.85%	to	1.45%	12.13%		to	11.45%
2011	4,581	$0.92 to $0.89	$4,172	0.90%	0.85%	to	1.45%	(5.29%)		to	(5.86%)
2010	4,829	$0.97 to $0.95	$4,653	0.91%	0.85%	to	1.45%	13.84%		to	13.15%
2009	5,240	$0.85 to $0.84	$4,443	0.18%	0.85%	to	1.45%	31.45%		to	30.66%
2008	4,235	$0.65 to $0.64	$2,737	0.63%	0.85%	to	1.45%	(42.11%)		to	(42.46%)

PIMCO VIT All Asset, Advisor Cl
2012	205,043	$1.48 to $1.07	$298,500	4.97%	0.55%	to	1.90%	14.18%		to	6.10	%(10)
2011	192,032	$1.29 to $1.06	$245,929	7.56%	0.55%	to	1.80%	1.37%		to	0.11%
2010	192,371	$1.27 to $1.06	$244,031	4.92%	0.55%	to	1.80%	12.39%		to	6.05	%(6)
2009	1,054,508	$1.13 to $1.13	$1,199,776	6.97%	0.55%	to	1.45%	20.76%		to	19.68%
2008	1,091,785	$0.94 to $0.94	$1,032,082	6.54%	0.55%	to	1.45%	(16.37%)		to	(17.12%)

PIMCO VIT Glb Multi-Asset, Advisor Cl
2012	3,251	$1.03 to $1.02	$3,355	4.05%	0.55%	to	1.90%	2.90	%(10)	to	1.99	%(10)
2011	—	— —	—	—	—		—	—			—
2010	—	— —	—	—	—		—	—			—
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Put VT Global Hlth Care, Cl IB
2012	13,599	$1.40 to $1.35	$18,504	1.32%	0.55%	to	1.20%	21.60%		to	20.81%
2011	16,108	$1.15 to $1.12	$18,079	3.52%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	18,734	$1.17 to $1.15	$21,455	1.99%	0.55%	to	1.20%	1.91%		to	1.25%
2009	23,153	$1.15 to $1.13	$26,091	11.63%	0.55%	to	1.20%	25.31%		to	24.50%
2008	27,807	$0.92 to $0.91	$25,092	—	0.55%	to	1.20%	(17.52%)		to	(18.06%)

Put VT Intl Eq, Cl IB
2012	16,000	$1.34 to $1.37	$21,002	2.29%	0.55%	to	1.20%	21.25%		to	20.46%
2011	20,339	$1.11 to $1.14	$22,088	3.38%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	24,302	$1.34 to $1.39	$32,041	3.67%	0.55%	to	1.20%	9.42%		to	8.71%
2009	29,798	$1.23 to $1.28	$36,019	—	0.55%	to	1.20%	23.95%		to	23.15%
2008	37,947	$0.99 to $1.04	$37,137	2.26%	0.55%	to	1.20%	(44.26%)		to	(44.62%)

 304  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Put VT Multi-Cap Gro, Cl IA
2012	34,299	$1.59 to $1.59	$54,990	0.51%	1.25%	to	1.25%	15.63%		to	15.63%
2011	39,973	$1.37 to $1.37	$55,415	0.41%	1.25%	to	1.25%	(6.06%)		to	(6.06%)
2010	47,515	$1.46 to $1.46	$70,085	0.60%	1.25%	to	1.25%	18.38%		to	18.38%
2009	57,178	$1.24 to $1.24	$71,207	0.70%	1.25%	to	1.25%	30.84%		to	30.84%
2008	71,705	$0.94 to $0.94	$68,211	0.32%	1.25%	to	1.25%	(39.38%)		to	(39.38%)

Put VT Multi-Cap Gro, Cl IB
2012	19,953	$1.24 to $1.22	$24,655	0.24%	0.55%	to	1.20%	16.12%		to	15.36%
2011	24,077	$1.07 to $1.06	$25,684	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.21%)
2010	29,434	$1.13 to $1.13	$33,346	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

Royce Micro-Cap, Invest Cl
2012	8,699	$3.78 to $3.59	$31,894	—	0.55%	to	0.95%	7.01%		to	6.58%
2011	11,616	$3.54 to $3.37	$39,841	2.08%	0.55%	to	0.95%	(12.58%)		to	(12.93%)
2010	15,792	$4.05 to $3.87	$62,060	1.74%	0.55%	to	0.95%	29.25%		to	28.73%
2009	20,125	$3.13 to $3.00	$61,288	—	0.55%	to	0.95%	57.18%		to	56.55%
2008	24,388	$1.99 to $1.92	$47,373	2.28%	0.55%	to	0.95%	(43.58%)		to	(43.81%)

Third Ave Val
2012	10,403	$2.90 to $2.75	$29,223	0.87%	0.55%	to	0.95%	26.63%		to	26.13%
2011	13,372	$2.29 to $2.18	$29,752	1.66%	0.55%	to	0.95%	(21.74%)		to	(22.05%)
2010	18,735	$2.93 to $2.80	$53,358	3.79%	0.55%	to	0.95%	13.44%		to	12.99%
2009	24,897	$2.58 to $2.48	$62,620	—	0.55%	to	0.95%	44.55%		to	43.98%
2008	31,931	$1.79 to $1.72	$55,710	0.79%	0.55%	to	0.95%	(43.97%)		to	(44.19%)

VP Aggr, Cl 2
2012	697,180	$1.23 to $1.02	$846,002	—	0.55%	to	1.90%	13.09%		to	1.93	%(10)
2011	612,449	$1.08 to $1.11	$659,813	—	0.55%	to	1.80%	(3.63%)		to	(4.82%)
2010	186,004	$1.12 to $1.16	$208,702	—	0.55%	to	1.80%	13.63	%(5)	to	16.17	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Aggr, Cl 4
2012	1,224,668	$1.23 to $1.20	$1,489,272	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	1,479,264	$1.09 to $1.07	$1,596,561	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	1,623,318	$1.12 to $1.12	$1,821,118	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Div Bond, Cl 2
2012	5,762	$1.03 to $1.02	$6,338	1.73%	0.60%	to	1.90%	2.40	%(10)	to	1.50	%(10)
2011	2,104	$1.07 to $1.05	$2,233	0.96%	0.85%	to	1.80%	6.20%		to	5.20%
2010	749	$1.00 to $1.00	$752	—	0.85%	to	1.80%	0.29	%(6)	to	(0.14	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP AC Gro, Cl 2
2012	1,039	$0.98 to $0.97	$1,383	—	0.60%	to	1.90%	(1.86	%)(10)	to	(2.71	%)(10)
2011	374	$1.19 to $1.17	$443	—	0.85%	to	1.80%	(1.72%)		to	(2.65%)
2010	150	$1.21 to $1.21	$181	—	0.85%	to	1.80%	21.02	%(6)	to	20.50	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  305

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP BR Gl Infl Prot Sec, Cl 2
2012	7,821	$1.05 to $1.04	$8,994	4.33%	0.60%	to	1.90%	4.10	%(10)	to	3.20	%(10)
2011	4,309	$1.11 to $1.09	$4,760	7.58%	0.85%	to	1.80%	8.99%		to	7.96%
2010	1,171	$1.02 to $1.01	$1,191	—	0.85%	to	1.80%	1.76	%(6)	to	1.32	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP BR Gl Infl Prot Sec, Cl 3
2012	180,662	$1.43 to $1.32	$250,341	4.40%	0.55%	to	1.45%	5.03%		to	4.08%
2011	202,745	$1.36 to $1.27	$268,441	7.27%	0.55%	to	1.45%	9.43%		to	8.45%
2010	230,072	$1.24 to $1.17	$279,401	0.79%	0.55%	to	1.45%	3.56%		to	2.63%
2009	1,530,203	$1.20 to $1.14	$1,785,469	8.68%	0.55%	to	1.45%	6.25%		to	5.30%
2008	658,300	$1.13 to $1.08	$727,423	2.47%	0.55%	to	1.45%	(0.41%)		to	(1.30%)

VP Col Wanger Intl Eq, Cl 2
2012	5,242	$1.05 to $1.06	$6,476	1.20%	0.60%	to	1.90%	5.15	%(10)	to	4.23	%(10)
2011	3,358	$1.03 to $1.02	$3,463	2.18%	0.85%	to	1.80%	(14.49%)		to	(15.29%)
2010	1,007	$1.21 to $1.20	$1,218	0.46%	0.85%	to	1.80%	20.96	%(6)	to	20.45	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Col Wanger US Eq, Cl 2
2012	3,573	$1.02 to $1.02	$5,120	—	0.60%	to	1.90%	4.01	%(10)	to	3.11	%(10)
2011	2,115	$1.22 to $1.20	$2,571	—	0.85%	to	1.80%	(5.86%)		to	(6.75%)
2010	534	$1.29 to $1.29	$689	—	0.85%	to	1.80%	29.16	%(6)	to	28.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 2
2012	852,752	$1.15 to $1.02	$966,766	—	0.55%	to	1.90%	6.68%		to	1.79	%(10)
2011	593,897	$1.08 to $1.06	$634,319	—	0.55%	to	1.80%	2.67%		to	1.40%
2010	176,204	$1.05 to $1.05	$184,094	—	0.55%	to	1.80%	5.56	%(5)	to	4.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Conserv, Cl 4
2012	1,687,368	$1.15 to $1.12	$1,915,661	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	1,512,637	$1.08 to $1.06	$1,616,062	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	1,349,528	$1.05 to $1.04	$1,409,946	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP DFA Intl Val, Cl 2
2012	1,949	$1.03 to $1.06	$2,109	1.97%	0.60%	to	1.90%	7.74	%(10)	to	6.81	%(10)
2011	1,689	$0.94 to $0.93	$1,585	1.97%	0.85%	to	1.80%	(20.23%)		to	(20.99%)
2010	426	$1.18 to $1.18	$503	2.09%	0.85%	to	1.80%	18.02	%(6)	to	17.51	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP EV Floating Rate Inc, Cl 2
2012	10,325	$1.04 to $1.03	$11,510	4.46%	0.60%	to	1.90%	3.04	%(10)	to	2.14	%(10)
2011	7,348	$1.06 to $1.04	$7,735	2.06%	0.85%	to	1.80%	1.07%		to	0.11%
2010	1,565	$1.05 to $1.04	$1,646	—	0.85%	to	1.80%	4.62	%(6)	to	4.17	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 306  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Invesco Intl Gro, Cl 2
2012	2,350	$1.04 to $1.05	$2,859	1.14%	0.60%	to	1.90%	4.69	%(10)	to	3.78	%(10)
2011	1,594	$1.07 to $1.06	$1,701	1.61%	0.85%	to	1.80%	(7.90%)		to	(8.77%)
2010	350	$1.16 to $1.16	$407	0.64%	0.85%	to	1.80%	16.27	%(6)	to	15.78	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP JPM Core Bond, Cl 2
2012	5,081	$1.03 to $1.02	$5,563	2.07%	0.60%	to	1.90%	2.28	%(10)	to	1.38	%(10)
2011	2,823	$1.06 to $1.05	$2,996	0.96%	0.85%	to	1.80%	5.86%		to	4.87%
2010	1,132	$1.01 to $1.00	$1,138	—	0.85%	to	1.80%	0.59	%(6)	to	0.16	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Jennison Mid Cap Gro, Cl 2
2012	1,561	$1.01 to $1.00	$2,138	—	0.60%	to	1.90%	0.58	%(10)	to	(0.30	%)(10)
2011	738	$1.20 to $1.19	$885	—	0.85%	to	1.80%	1.00%		to	0.04%
2010	270	$1.19 to $1.19	$322	—	0.85%	to	1.80%	19.06	%(6)	to	18.55	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Holl Lg Cap Gro, Cl 2
2012	2,433	$0.96 to $0.95	$3,202	—	0.60%	to	1.90%	(4.12	%)(10)	to	(4.96	%)(10)
2011	1,490	$1.20 to $1.18	$1,778	—	0.85%	to	1.80%	(3.31%)		to	(4.22%)
2010	208	$1.24 to $1.23	$257	—	0.85%	to	1.80%	23.91	%(6)	to	23.38	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MFS Val, Cl 2
2012	2,006	$1.03 to $1.03	$2,606	—	0.60%	to	1.90%	3.17	%(10)	to	2.27	%(10)
2011	1,177	$1.14 to $1.13	$1,341	—	0.85%	to	1.80%	(1.12%)		to	(2.05%)
2010	254	$1.16 to $1.15	$294	—	0.85%	to	1.80%	15.65	%(6)	to	15.15	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 2
2012	5,088,616	$1.21 to $1.03	$6,066,557	—	0.55%	to	1.90%	10.26%		to	2.25	%(10)
2011	4,072,928	$1.09 to $1.09	$4,423,893	—	0.55%	to	1.80%	(0.28%)		to	(1.51%)
2010	1,584,363	$1.10 to $1.10	$1,732,993	—	0.55%	to	1.80%	9.82	%(5)	to	10.43	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod, Cl 4
2012	9,162,518	$1.21 to $1.18	$10,944,928	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	9,718,867	$1.09 to $1.08	$10,569,864	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	10,566,949	$1.10 to $1.09	$11,557,839	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	% (5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Aggr, Cl 2
2012	2,775,343	$1.22 to $1.02	$3,350,870	—	0.55%	to	1.90%	11.62%		to	1.94	%(10)
2011	2,443,394	$1.09 to $1.10	$2,654,302	—	0.55%	to	1.80%	(1.97%)		to	(3.18%)
2010	891,747	$1.11 to $1.13	$991,528	—	0.55%	to	1.80%	11.61	%(5)	to	13.26	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  307

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Mod Aggr, Cl 4
2012	4,925,651	$1.22 to $1.19	$5,959,830	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	5,802,273	$1.09 to $1.08	$6,313,026	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	6,431,039	$1.12 to $1.11	$7,156,739	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 2
2012	1,698,010	$1.18 to $1.02	$1,972,536	—	0.55%	to	1.90%	8.15%		to	1.81	%(10)
2011	1,249,525	$1.09 to $1.07	$1,348,503	—	0.55%	to	1.80%	1.30%		to	0.05%
2010	486,156	$1.07 to $1.07	$520,096	—	0.55%	to	1.80%	7.42	%(5)	to	7.37	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Mod Conserv, Cl 4
2012	3,133,836	$1.18 to $1.15	$3,653,172	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	3,079,882	$1.09 to $1.07	$3,330,281	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	3,111,865	$1.07 to $1.07	$3,332,020	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP MS Global Real Est, Cl 2
2012	4,557	$1.13 to $1.14	$6,254	0.11%	0.60%	to	1.90%	11.59	%(10)	to	10.62	%(10)
2011	2,625	$1.07 to $1.06	$2,804	4.39%	0.85%	to	1.80%	(10.38%)		to	(11.23%)
2010	702	$1.20 to $1.19	$840	—	0.85%	to	1.80%	19.64	%(6)	to	19.13	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP NFJ Divd Val, Cl 2
2012	2,708	$1.04 to $1.04	$3,629	—	0.60%	to	1.90%	5.35	%(10)	to	4.43	%(10)
2011	1,199	$1.20 to $1.19	$1,437	—	0.85%	to	1.80%	2.42%		to	1.46%
2010	143	$1.17 to $1.17	$168	—	0.85%	to	1.80%	17.49	%(6)	to	16.99	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Nuveen Winslow Lg Cap Gro, Cl 2
2012	971	$0.96 to $0.95	$1,309	—	0.60%	to	1.90%	(2.81	%)(10)	to	(3.66	%)(10)
2011	450	$1.22 to $1.20	$547	—	0.85%	to	1.80%	(1.19%)		to	(2.12%)
2010	28	$1.23 to $1.23	$34	—	0.85%	to	1.80%	23.31	%(6)	to	22.78	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Gro, Cl 2
2012	816	$0.97 to $0.97	$1,135	—	0.60%	to	1.90%	(3.52	%)(10)	to	(4.36	%)(10)
2011	466	$1.27 to $1.25	$591	—	0.85%	to	1.80%	(1.43%)		to	(2.36%)
2010	93	$1.29 to $1.29	$120	—	0.85%	to	1.80%	29.05	%(6)	to	28.50	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Ptnrs Sm Cap Val, Cl 2
2012	1,185	$1.02 to $1.03	$1,544	—	0.60%	to	1.90%	4.35	%(10)	to	3.44	%(10)
2011	603	$1.17 to $1.15	$702	—	0.85%	to	1.80%	(5.33%)		to	(6.22%)
2010	368	$1.23 to $1.23	$453	—	0.85%	to	1.80%	23.21	%(6)	to	22.68	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

 308  ■  RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

VP Ptnrs Sm Cap Val, Cl 3
2012	69,566	$2.23 to $1.23	$136,991	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	86,378	$1.98 to $1.10	$151,348	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	106,425	$2.08 to $1.17	$197,266	—	0.55%	to	1.45%	23.75%		to	22.64%
2009	942,973	$1.68 to $0.95	$1,090,106	—	0.55%	to	1.45%	35.80%		to	34.59%
2008	856,114	$1.24 to $0.71	$751,584	0.10%	0.55%	to	1.45%	(31.95%)		to	(32.56%)

VP PIMCO Mortgage Backed Sec, Cl 2
2012	3,405	$1.01 to $1.00	$3,576	1.40%	0.60%	to	1.90%	0.42	%(10)	to	(0.46	%)(10)
2011	1,378	$1.05 to $1.03	$1,436	0.65%	0.85%	to	1.80%	4.32%		to	3.34%
2010	446	$1.00 to $1.00	$447	—	0.85%	to	1.80%	0.20	%(6)	to	(0.23	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Pyramis Intl Eq, Cl 2
2012	1,039	$1.07 to $1.09	$1,247	1.94%	0.60%	to	1.90%	8.70	%(10)	to	7.75	%(10)
2011	564	$1.01 to $1.00	$569	2.21%	0.85%	to	1.80%	(13.60%)		to	(14.42%)
2010	66	$1.17 to $1.17	$78	1.90%	0.85%	to	1.80%	17.10	%(6)	to	16.60	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 2
2012	1,623	$0.99 to $0.99	$1,966	—	0.60%	to	1.90%	(0.12	%)(10)	to	(0.99	%)(10)
2011	1,118	$1.11 to $1.10	$1,240	—	0.85%	to	1.80%	(4.42%)		to	(5.31%)
2010	387	$1.16 to $1.16	$451	—	0.85%	to	1.80%	16.40	%(6)	to	15.90	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Sit Divd Gro, Cl 3
2012	39,258	$1.06 to $1.02	$40,838	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	49,565	$0.96 to $0.93	$46,968	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	63,234	$1.00 to $0.98	$62,574	—	0.55%	to	1.45%	10.91%		to	9.92%
2009	1,684,963	$0.90 to $0.89	$1,518,919	—	0.55%	to	1.45%	30.61%		to	29.44%
2008	917,373	$0.69 to $0.69	$634,861	0.03%	0.55%	to	1.45%	(38.92%)		to	(39.47%)

VP Vty Estb Val, Cl 2
2012	2,603	$1.03 to $1.04	$3,421	—	0.60%	to	1.90%	4.13	%(10)	to	3.22	%(10)
2011	1,692	$1.14 to $1.13	$1,924	—	0.85%	to	1.80%	(7.32%)		to	(8.19%)
2010	409	$1.23 to $1.23	$504	—	0.85%	to	1.80%	23.09	%(6)	to	22.56	%(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

VP Vty Estb Val, Cl 3
2012	9,680	$1.53 to $1.23	$13,797	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	10,544	$1.32 to $1.07	$13,013	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	10,676	$1.42 to $1.16	$14,315	—	0.55%	to	1.45%	21.20%		to	20.11%
2009	11,506	$1.17 to $0.97	$12,879	—	0.55%	to	1.45%	35.88%		to	34.66%
2008	13,413	$0.86 to $0.72	$11,161	—	0.55%	to	1.45%	(37.03%)		to	(37.60%)

VP WF Short Duration Govt, Cl 2
2012	1,916	$1.01 to $1.00	$1,952	1.03%	0.60%	to	1.90%	0.47	%(10)	to	(0.41	%)(10)
2011	807	$1.02 to $1.00	$818	0.73%	0.85%	to	1.80%	1.33%		to	0.38%
2010	401	$1.00 to $1.00	$402	—	0.85%	to	1.80%	0.41	%(6)	to	(0.02	%)(6)
2009	—	— —	—	—	—		—	—			—
2008	—	— —	—	—	—		—	—			—

RIVERSOURCE VARIABLE ACCOUNT 10  ■  309

	At Dec. 31			For the year ended Dec. 31

	Units	Accumulation unit value	Net assets	Investment	Expense ratio			Total return
	(000s)	lowest to highest(1)	(000s)	income ratio(2)	lowest to highest(3)			lowest to highest(1)(4)

Wanger Intl
2012	137,801	$2.74 to $1.39	$317,597	1.17%	0.55%	to	1.45%	20.90%	to	19.80%
2011	167,899	$2.27 to $1.16	$323,958	4.78%	0.55%	to	1.45%	(15.09%)	to	(15.85%)
2010	199,414	$2.67 to $1.38	$458,489	1.70%	0.55%	to	1.45%	24.23%	to	23.12%
2009	578,944	$2.15 to $1.12	$893,102	3.70%	0.55%	to	1.45%	48.96%	to	47.63%
2008	486,121	$1.44 to $0.76	$546,084	0.96%	0.55%	to	1.45%	(45.90%)	to	(46.39%)

Wanger USA
2012	166,631	$2.40 to $1.28	$343,872	0.30%	0.55%	to	1.45%	19.36%	to	18.28%
2011	200,494	$2.01 to $1.08	$349,684	—	0.55%	to	1.45%	(4.02%)	to	(4.88%)
2010	240,629	$2.09 to $1.13	$441,908	—	0.55%	to	1.45%	22.68%	to	21.58%
2009	573,990	$1.71 to $0.93	$745,596	—	0.55%	to	1.45%	41.45%	to	40.18%
2008	572,582	$1.21 to $0.67	$550,276	—	0.55%	to	1.45%	(40.02%)	to	(40.56%)

WF Adv VT Index Asset Alloc, Cl 2
2012	19,665	$1.50 to $1.48	$28,893	1.43%	0.55%	to	1.20%	12.41%	to	11.68%
2011	23,246	$1.34 to $1.32	$30,454	2.98%	0.55%	to	1.20%	5.90%	to	5.22%
2010	29,127	$1.26 to $1.26	$36,093	1.75%	0.55%	to	1.20%	12.67%	to	11.94%
2009	37,522	$1.12 to $1.12	$41,324	2.02%	0.55%	to	1.20%	14.82%	to	14.08%
2008	49,869	$0.98 to $0.98	$47,943	2.38%	0.55%	to	1.20%	(29.50%)	to	(29.96%)

WF Adv VT Intl Eq, Cl 2
2012	40,040	$1.39 to $0.96	$49,421	1.31%	0.55%	to	1.45%	12.86%	to	11.84%
2011	48,128	$1.23 to $0.85	$53,181	0.11%	0.55%	to	1.45%	(13.39%)	to	(14.16%)
2010	57,745	$1.43 to $1.00	$74,526	1.67%	0.55%	to	1.45%	15.86%	to	14.83%
2009	775,672	$1.23 to $0.87	$752,302	0.46%	0.55%	to	1.45%	14.84%	to	13.81%
2008	36,966	$1.07 to $0.76	$36,330	—	0.55%	to	1.45%	(41.92%)	to	(42.44%)

WF Adv VT Opp, Cl 2
2012	42,608	$1.70 to $1.01	$66,547	0.09%	0.55%	to	1.90%	14.89%	to	1.20	%(10)
2011	54,722	$1.48 to $1.14	$74,879	0.11%	0.55%	to	1.80%	(6.04%)	to	(7.21%)
2010	34,393	$1.57 to $1.23	$51,585	0.76%	0.55%	to	1.80%	23.08%	to	22.05	%(6)
2009	38,816	$1.28 to $1.00	$47,589	—	0.55%	to	1.45%	46.93%	to	45.61%
2008	45,514	$0.87 to $0.69	$38,279	1.90%	0.55%	to	1.45%	(40.43%)	to	(40.96%)

WF Adv VT Sm Cap Gro, Cl 2
2012	42,724	$1.54 to $0.93	$63,274	—	0.55%	to	1.90%	7.28%	to	(7.05	%)(10)
2011	51,889	$1.43 to $1.19	$71,998	—	0.55%	to	1.80%	(5.12%)	to	(6.29%)
2010	68,151	$1.51 to $1.27	$100,081	—	0.55%	to	1.80%	26.08%	to	26.74	%(6)
2009	72,341	$1.20 to $1.11	$84,640	—	0.55%	to	1.45%	51.81%	to	50.45%
2008	65,403	$0.79 to $0.74	$50,668	—	0.55%	to	1.45%	(41.74%)	to	(42.27%)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
(3)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(4)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.

 310  ■  RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
RIVERSOURCE LIFE INSURANCE COMPANY:

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2012 and December 31, 2011 and the related consolidated statements of income, statements of comprehensive income, shareholder’s equity, and cash flows for each of the two years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Company and its subsidiaries at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America.
As discussed in Note 1 to the Consolidated Financial Statements, the Company changed the manner in which it accounts for deferred acquisition costs in 2012.

Minneapolis, Minnesota

February 26, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated statements of income, comprehensive income, shareholder’s equity and cash flows of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) for the year ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of RiverSource Life Insurance Company’s operations and its cash flows for the year ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 3 to the consolidated financial statements, in 2012 the Company adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products. The accompanying 2010 financial statements have been retrospectively adjusted.

Minneapolis, Minnesota

February 23, 2011; except for Notes 1 and 3, regarding the impact of the adopted new accounting guidance related to the deferral of acquisition costs for insurance and annuity products, as to which the date is February 26, 2013.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS
(in millions, except share amounts)

December 31,	2012	2011

Assets

Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2012, $23,058; 2011, $24,398)	$25,932	$26,577
Common stocks, at fair value (cost: 2012, $2; 2011, $1)	4	2
Mortgage loans, at amortized cost (less allowance for loan losses: 2012, $26; 2011, $32)	3,389	2,473
Policy loans	752	739
Other investments	743	730

Total investments	30,820	30,521
Cash and cash equivalents	336	828
Restricted cash	86	26
Reinsurance recoverables	2,047	1,953
Other receivables	203	162
Accrued investment income	291	307
Deferred acquisition costs	2,373	2,413
Deferred sales inducement costs	404	464
Other assets	3,793	3,638
Separate account assets	69,395	63,174

Total assets	$109,748	$103,486

Liabilities and Shareholder’s Equity

Liabilities:
Future policy benefits	$30,670	$31,169
Policy claims and other policyholders’ funds	132	121
Borrowings under repurchase agreements	501	504
Line of credit with Ameriprise Financial, Inc.	150	300
Other liabilities	4,201	3,608
Separate account liabilities	69,395	63,174

Total liabilities	105,049	98,876

Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,462	2,461
Retained earnings	1,000	1,215
Accumulated other comprehensive income, net of tax	1,234	931

Total shareholder’s equity	4,699	4,610

Total liabilities and shareholder’s equity	$109,748	$103,486

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Revenues

Premiums	$442	$493	$489
Net investment income	1,480	1,593	1,629
Policy and contract charges	1,593	1,540	1,389
Other revenues	329	303	272
Net realized investment gains (losses)	(3)	5	16

Total revenues	3,841	3,934	3,795

Benefits and expenses

Benefits, claims, losses and settlement expenses	1,216	950	1,203
Interest credited to fixed accounts	831	856	909
Amortization of deferred acquisition costs	225	336	53
Other insurance and operating expenses	755	781	746

Total benefits and expenses	3,027	2,923	2,911

Pretax income	814	1,011	884
Income tax provision	164	190	195

Net income	$650	$821	$689

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(12)	$(47)	$(22)
Portion of gain (loss) recognized in other comprehensive income (before taxes)	(5)	23	(6)

Net impairment losses recognized in net realized investment gains (losses)	$(17)	$(24)	$(28)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in millions)

Years Ended December 31,	2012	2011	2010

Net income	$650	$821	$689
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	451	364	516
Reclassification of net securities (gains) losses included in net income	1	(3)	(13)
Impact on deferred acquisition costs, deferred sales inducement costs, benefit reserves and reinsurance recoverables	(154)	(194)	(169)

Total net unrealized gains on securities	298	167	334

Net unrealized losses on derivatives:
Reclassification of net derivative losses included in net income	5	4	4

Total net unrealized losses on derivatives	5	4	4

Total other comprehensive income, net of tax	303	171	338

Total comprehensive income	$953	$992	$1,027

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY
(in millions)

		Additional		Accumulated Other
	Common	Paid-In	Retained	Comprehensive
	Shares	Capital	Earnings	Income	Total

Balances at January 1, 2010, previously reported	$3	$2,445	$3,114	$382	$5,944
Cumulative effect of change in accounting policies, net of tax	—	—	(1,309)	40	(1,269)

Balances at January 1, 2010, as adjusted	$3	$2,445	$1,805	$422	$4,675
Comprehensive income:
Net income	—	—	689	—	689
Other comprehensive income, net of tax	—	—	—	338	338

Total comprehensive income					1,027
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(500)	—	(500)
Non-cash capital contribution from Ameriprise Financial, Inc.	—	14	—	—	14

Balances at December 31, 2010	3	2,460	1,994	760	5,217
Comprehensive income:
Net income	—	—	821	—	821
Other comprehensive income, net of tax	—	—	—	171	171

Total comprehensive income					992
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Non-cash dividend to Ameriprise Financial, Inc.	—	—	(850)	—	(850)

Balances at December 31, 2011	3	2,461	1,215	931	4,610
Comprehensive income:
Net income	—	—	650	—	650
Other comprehensive income, net of tax	—	—	—	303	303

Total comprehensive income					953
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(865)	—	(865)

Balances at December 31, 2012	$3	$2,462	$1,000	$1,234	$4,699

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS
(in millions)

Years Ended December 31,	2012	2011	2010

Cash Flows from Operating Activities

Net income	$650	$821	$689
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	(16)	(73)	(79)
Deferred income tax expense (benefit)	(40)	50	359
Contractholder and policyholder charges, non-cash	(273)	(264)	(259)
Loss from equity method investments	26	33	19
Net realized investment gains	(14)	(26)	(46)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	17	21	29
Change in operating assets and liabilities:
Deferred acquisition costs	(28)	54	(242)
Deferred sales inducement costs	51	72	(38)
Other investments, net	25	—	10
Future policy benefits for traditional life, disability income and long term care insurance	238	253	302
Policy claims and other policyholders’ funds	11	(13)	11
Reinsurance recoverables	(107)	(127)	(143)
Other receivables	(35)	25	(53)
Accrued investment income	16	2	(6)
Derivatives collateral, net	(432)	649	55
Other, net	623	191	271

Net cash provided by operating activities	712	1,668	879

Cash Flows from Investing Activities

Available-for-Sale securities:
Proceeds from sales	156	664	1,268
Maturities, sinking fund payments and calls	3,292	3,200	3,719
Purchases	(2,271)	(4,084)	(4,970)
Proceeds from sales, maturities and repayments of mortgage loans	310	202	207
Funding of mortgage loans	(277)	(207)	(154)
Purchase of residential mortgage loans from affiliate	(954)	—	—
Proceeds from sales of other investments	117	114	95
Purchase of other investments	(286)	(296)	(86)
Purchase of land, buildings, equipment and software	(8)	(6)	(15)
Change in policy loans, net	(13)	(10)	(14)

Net cash provided by (used in) investing activities	66	(423)	50

Cash Flows from Financing Activities

Policyholder and contractholder account values:
Considerations received	1,406	1,378	1,593
Net transfers from (to) separate accounts	(30)	39	(1,337)
Surrenders and other benefits	(1,271)	(1,311)	(1,338)
Change in borrowings under repurchase agreements, net	(5)	107	397
Proceeds from line of credit with Ameriprise Financial, Inc.	418	415	13
Payments on line of credit with Ameriprise Financial, Inc.	(568)	(118)	(310)
Deferred premium options, net	(356)	(254)	(182)
Tax adjustment on share-based incentive compensation plan	1	1	—
Cash dividend to Ameriprise Financial, Inc.	(865)	(750)	(500)

Net cash used in financing activities	(1,270)	(493)	(1,664)

Net increase (decrease) in cash and cash equivalents	(492)	752	(735)
Cash and cash equivalents at beginning of period	828	76	811

Cash and cash equivalents at end of period	$336	$828	$76

Supplemental Disclosures:
Income taxes paid, net	$109	$176	$112
Interest paid on borrowings	4	5	3
Non-cash investing activity:
Capital contributions from Ameriprise Financial, Inc.	$—	$—	$14
Dividend to Ameriprise Financial, Inc.	—	850	—
Affordable housing partnership commitments not yet remitted	13	137	171

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•	RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

In the fourth quarter of 2012, the Company made an adjustment to the model which values the reserves related to living benefit guarantees primarily attributable to prior periods, which resulted in a $41 million pretax benefit, net of deferred acquisition costs (“DAC”) and deferred sales inducement costs (“DSIC”) amortization of $11 million. In the second quarter of 2012, the Company made a correction for a tax item related to securities lending activities primarily attributable to prior periods, which resulted in a $32 million increase to tax expense. Management has determined that the effect of these corrections is not material to all current and previously issued financial statements.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

On January 1, 2012, the Company retrospectively adopted the new accounting standard for DAC for insurance and annuity products. See Note 2 and Note 3 for further information on the new accounting standard and the resulting changes in the Company’s accounting policies on the deferral of acquisition costs.

RiverSource Life Insurance Company

The following tables present the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

	December 31, 2011
	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted

Balance Sheets
Assets
Deferred income taxes, net	$—	$60	$60
Deferred acquisition costs	4,367	(1,954)	2,413
Total assets	105,380	(1,894)	103,486

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits	31,182	(13)	31,169
Deferred income taxes, net	620	(620)	—
Other liabilities	3,607	1	3,608
Total liabilities	99,508	(632)	98,876
Shareholder’s equity:
Retained earnings	2,589	(1,374)	1,215
Accumulated other comprehensive income, net of tax	819	112	931
Total shareholder’s equity	5,872	(1,262)	4,610
Total liabilities and shareholder’s equity	105,380	(1,894)	103,486

	December 31, 2010			January 1, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Shareholder’s Equity
Retained earnings	$3,410	$(1,416)	$1,994	$3,114	$(1,309)	$1,805
Accumulated other comprehensive income, net of tax	675	85	760	382	40	422
Total shareholder’s equity	6,548	(1,331)	5,217	5,944	(1,269)	4,675

	Year Ended December 31, 2011			Year Ended December 31, 2010

	Previously	Effect of	As	Previously	Effect of	As
(in millions)	Reported	Change	Adjusted	Reported	Change	Adjusted

Statements of Income
Revenues
Total revenues	$3,934	$—	$3,934	$3,795	$—	$3,795
Benefits and expenses
Benefits, claims, losses and settlement expenses	950	—	950	1,203	—	1,203
Interest credited to fixed accounts	853	3	856	909	—	909
Amortization of deferred acquisition costs	539	(203)	336	53	—	53
Other insurance and operating expenses	645	136	781	582	164	746

Total benefits and expenses	2,987	(64)	2,923	2,747	164	2,911
Pretax income	947	64	1,011	1,048	(164)	884
Income tax provision	168	22	190	252	(57)	195

Net income	$779	$42	$821	$796	$(107)	$689

The Company’s principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company’s fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity (“EIA”) may have their interest calculated based on an increase in a broad-based stock market index.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income (“DI”) insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally

RiverSource Life Insurance Company

available with these life insurance products. In 2011, the Company began offering indexed universal life (“IUL”) insurance. IUL is similar to universal life insurance in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like universal life insurance, there is a minimum guaranteed credited rate of interest. Unlike universal life insurance, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company’s variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company’s “general account”, as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities (“VIEs”) and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

•	If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

(i)	the entity does not have an explicit or implicit obligation to fund the investment company’s losses; and

(ii)	the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

•	If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

(i)	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

(ii)	the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE’s expected losses or receive a majority of a VIE’s expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE’s variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE’s expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE’s primary beneficiary.

Amounts Based on Estimates and Assumptions
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

RiverSource Life Insurance Company

Investments

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment’s amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income, if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Mortgage Loans, net
Mortgage loans, net reflect the Company’s interest in commercial and residential mortgage loans, less the related allowance for loan losses.

RiverSource Life Insurance Company

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Other Investments
Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans
Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses, if any.

In October 2012, the Company purchased residential mortgage loans from an affiliate, Ameriprise Bank, FSB. These loans were purchased at fair value. The purchase price takes into account the credit quality of the loan portfolio, resulting in no allowance for loan losses recorded at the acquisition date.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are charged off when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The evaluation of impairment on residential mortgage loans is primarily driven by delinquency status

RiverSource Life Insurance Company

of individual loans. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Restricted Cash
Total restricted cash at December 31, 2012 and 2011 was $86 million and $26 million, respectively, consisting of cash that has been pledged to counterparties.

Reinsurance
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders’ funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

At December 31, 2012 and 2011, land, buildings, equipment and software were $174 million and $182 million, respectively, net of accumulated depreciation of $91 million and $75 million, respectively. Depreciation and amortization expense for the years ended December 31, 2012, 2011 and 2010 was $17 million, $16 million and $14 million, respectively.

Derivative Instruments and Hedging Activities
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm

RiverSource Life Insurance Company

commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income are recognized in earnings immediately.

The equity components of EIA and IUL obligations are considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs
The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized by the Company include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial, advisors and employees and third-party distributers is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required

RiverSource Life Insurance Company

amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs
Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

Future Policy Benefits and Policy Claims and Other Policyholders’ Funds

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders’ funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (“GMDB”) provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up (“GGU”) benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders’ funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC

RiverSource Life Insurance Company

asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Changes in future policy benefits and policy claims and other policyholders’ funds are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Sources of Revenue
The Company’s principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial and residential mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and on the residential mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company’s separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Other Insurance and Operating Expenses
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology

RiverSource Life Insurance Company

and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

Income Taxes
The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company’s deferred taxes is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes as well as future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets. In the opinion of management, it is currently more likely than not that the Company will not realize the full benefit of certain state net operating losses and therefore a valuation allowance of $5 million has been established at December 31, 2012.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Comprehensive Income
In June 2011, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders’ equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The Company retrospectively adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See the Company’s Consolidated Statements of Comprehensive Income for the newly required statements.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the standard in the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The Company adopted the standard in

RiverSource Life Insurance Company

the first quarter of 2012. The adoption of the standard did not impact the Company’s consolidated financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted and Note 2 for the Company’s accounting policies on DAC.

Receivables
In April 2011, the FASB updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in the third quarter of 2011. The adoption did not have any effect on the Company’s consolidated financial condition and results of operations. See Note 6 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in the first quarter of 2011. The adoption did not impact the Company’s consolidated financial condition and results of operations. See Note 13 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise’s involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Future Adoption of New Accounting Standards

Comprehensive Income
In February 2013, the FASB updated the accounting standard related to comprehensive income. The update requires entities to provide information about significant amounts reclassified out of accumulated other comprehensive income. The standard is effective for interim and annual periods beginning after December 15, 2012 and is required to be applied prospectively. The adoption of the standard will not impact the Company’s consolidated results of operations and financial condition.

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about certain financial instruments and

RiverSource Life Insurance Company

transactions subject to master netting arrangements (or similar agreements) or eligible for offset in the statement of financial position. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on a retrospective basis. The adoption of the standard is not expected to impact the Company’s consolidated financial condition and results of operations.

4.	VARIABLE INTEREST ENTITIES
RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA’s maximum exposure to loss as a result of its investments in the affordable housing partnerships is limited to the carrying values of these investments. The carrying values are reflected in other investments and were $409 million and $384 million as of December 31, 2012 and 2011, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded for future funding commitments nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $144 million and $267 million recorded in other liabilities as of December 31, 2012 and 2011, respectively, related to the future funding commitments for affordable housing partnerships.

5.	INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,881	$2,167	$(7)	$17,041	$—
Residential mortgage backed securities	3,446	233	(58)	3,621	(24)
Commercial mortgage backed securities	2,717	287	—	3,004	—
State and municipal obligations	976	180	(34)	1,122	—
Asset backed securities	808	66	(3)	871	—
Foreign government bonds and obligations	188	36	—	224	—
U.S. government and agencies obligations	42	7	—	49	—

Total fixed maturities	23,058	2,976	(102)	25,932	(24)
Common stocks	2	2	—	4	1

Total	$23,060	$2,978	$(102)	$25,936	$(23)

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Noncredit
Description of Securities (in millions)	Cost	Gains	Losses	Value	OTTI(1)

Fixed maturities:
Corporate debt securities	$14,770	$1,726	$(78)	$16,418	$—
Residential mortgage backed securities	4,264	242	(138)	4,368	(41)
Commercial mortgage backed securities	3,355	276	—	3,631	—
State and municipal obligations	1,012	131	(47)	1,096	—
Asset backed securities	812	43	(6)	849	—
Foreign government bonds and obligations	126	19	(1)	144	—
U.S. government and agencies obligations	49	8	—	57	—
Other structured investments	10	4	—	14	4

Total fixed maturities	24,398	2,449	(270)	26,577	(37)
Common stocks	1	1	—	2	—

Total	$24,399	$2,450	$(270)	$26,579	$(37)

(1)	Represents the amount of other-than-temporary impairment (“OTTI”) losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2012 and 2011, fixed maturity securities comprised approximately 84% and 87%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2012 and

RiverSource Life Insurance Company

2011, approximately $1.5 billion and $1.2 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2012			December 31, 2011
			Percent of			Percent of
	Amortized	Fair	Total Fair	Amortized	Fair	Total Fair
Ratings (in millions, except percentages)	Cost	Value	Value	Cost	Value	Value

AAA	$5,680	$6,198	24%	$7,276	$7,811	30%
AA	1,102	1,273	5	1,161	1,291	5
A	4,262	4,849	19	4,148	4,578	17
BBB	10,409	12,019	46	10,211	11,446	43
Below investment grade	1,605	1,593	6	1,602	1,451	5

Total fixed maturities	$23,058	$25,932	100%	$24,398	$26,577	100%

At December 31, 2012 and 2011, approximately 32% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

(in millions, except	December 31, 2012
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	50	$477	$(4)	6	$70	$(3)	56	$547	$(7)
Residential mortgage backed securities	6	107	—	56	293	(58)	62	400	(58)
State and municipal obligations	—	—	—	2	100	(34)	2	100	(34)
Asset backed securities	1	10	—	5	86	(3)	6	96	(3)

Total	57	$594	$(4)	69	$549	$(98)	126	$1,143	$(102)

(in millions, except	December 31, 2011
number of securities)	Less than 12 months			12 months or more			Total

	Number of	Fair	Unrealized	Number of	Fair	Unrealized	Number of	Fair	Unrealized
Description of Securities	Securities	Value	Losses	Securities	Value	Losses	Securities	Value	Losses

Corporate debt securities	70	$1,004	$(37)	9	$257	$(41)	79	$1,261	$(78)
Residential mortgage backed securities	31	344	(8)	63	336	(130)	94	680	(138)
State and municipal obligations	—	—	—	2	87	(47)	2	87	(47)
Asset backed securities	11	139	(3)	3	43	(3)	14	182	(6)
Foreign government bonds and obligations	5	23	(1)	—	—	—	5	23	(1)

Total	117	$1,510	$(49)	77	$723	$(221)	194	$2,233	$(270)

As part of the Company’s ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads primarily related to non-agency residential mortgage backed securities purchased prior to 2008.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in millions)	2012	2011	2010

Beginning balance	$106	$108	$82
Credit losses for which an other-than-temporary impairment was not previously recognized	1	13	14
Credit losses for which an other-than-temporary impairment was previously recognized	16	11	12
Reductions for securities sold during the period (realized)	(36)	(26)	—

Ending balance	$87	$106	$108

RiverSource Life Insurance Company

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in accumulated other comprehensive income:

			Accumulated Other
	Net		Comprehensive Income
	Unrealized		Related to Net
	Securities	Deferred	Unrealized Securities
(in millions)	Gains	Income Tax	Gains

Balance at January 1, 2010	$638	$(222)	$416
Cumulative effect of accounting change	62	(22)	40 (1)
Net unrealized securities gains arising during the period(2)	794	(278)	516
Reclassification of net securities gains included in net income	(20)	7	(13)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(259)	90	(169)

Balance at December 31, 2010	1,215	(425)	790 (3)
Net unrealized securities gains arising during the period(2)	560	(196)	364
Reclassification of net securities gains included in net income	(5)	2	(3)
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(299)	105	(194)

Balance at December 31, 2011	1,471	(514)	957 (3)
Net unrealized securities gains arising during the period(2)	694	(243)	451
Reclassification of net securities losses included in net income	2	(1)	1
Impact on DAC, DSIC, benefit reserves and reinsurance recoverables	(237)	83	(154)

Balance at December 31, 2012	$1,930	$(675)	$1,255 (3)

(1)	The Company retrospectively adopted a new accounting standard on January 1, 2012 for DAC. See Note 1 and Note 3 for additional information on the adoption impact.
(2)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(3)	Includes $(15) million, $(20) million and $(13) million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2012, 2011 and 2010, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Gross realized investment gains	$16	$48	$51
Gross realized investment losses	(1)	(20)	(4)
Other-than-temporary impairments	(17)	(24)	(28)

Total	$(2)	$4	$19

Other-than-temporary impairments for the years ended December 31, 2012 and 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity at December 31, 2012 were as follows:

	Amortized
(in millions)	Cost	Fair Value

Due within one year	$1,537	$1,563
Due after one year through five years	4,065	4,372
Due after five years through 10 years	6,902	7,900
Due after 10 years	3,583	4,601

	16,087	18,436

Residential mortgage backed securities	3,446	3,621
Commercial mortgage backed securities	2,717	3,004
Asset backed securities	808	871
Common stocks	2	4

Total	$23,060	$25,936

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

At both December 31, 2012 and 2011, bonds carried at $7 million were on deposit with various states as required by law.

Net investment income is summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Income on fixed maturities	$1,324	$1,469	$1,486
Income on mortgage loans	158	149	156
Other investments	26	18	32

	1,508	1,636	1,674
Less: investment expenses	28	43	45

Total	$1,480	$1,593	$1,629

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Fixed maturities	$(2)	$4	$19
Mortgage loans	—	2	(6)
Other investments	(1)	(1)	3

Total	$(3)	$5	$16

6.	FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments. Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Allowance for Loan Losses

The following tables present a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method and type of loan:

	December 31, 2012

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$32	$5	$37
Charge-offs	(6)	(1)	(7)
Provisions	—	—	—

Ending balance	$26	$4	$30

Individually evaluated for impairment	$5	$—	$5
Collectively evaluated for impairment	21	4	25

RiverSource Life Insurance Company

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$36	$5	$41
Charge-offs	(3)	—	(3)
Provisions	(1)	—	(1)

Ending balance	$32	$5	$37

Individually evaluated for impairment	$9	$—	$9
Collectively evaluated for impairment	23	5	28

	December 31, 2010

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Beginning balance	$30	$12	$42
Charge-offs	(1)	(2)	(3)
Provisions	7	(5)	2

Ending balance	$36	$5	$41

Individually evaluated for impairment	$8	$—	$8
Collectively evaluated for impairment	28	5	33

The recorded investment in financing receivables by impairment method and type of loan was as follows:

	December 31, 2012

	Commercial	Residential	Syndicated
(in millions)	Mortgage Loans	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$39	$—	$—	$39
Collectively evaluated for impairment	2,442	934	303	3,679

Total	$2,481	$934	$303	$3,718

	December 31, 2011

	Commercial	Syndicated
(in millions)	Mortgage Loans	Loans	Total

Individually evaluated for impairment	$64	$1	$65
Collectively evaluated for impairment	2,441	301	2,742

Total	$2,505	$302	$2,807

As of December 31, 2012 and 2011, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $10 million and $4 million, respectively.

Residential mortgage loans are presented net of unamortized discount of $80 million as of December 31, 2012.

Purchases and sales of loans were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Purchases
Residential mortgage loans	$954	$—	$—
Syndicated loans	111	194	59

Total loans purchased	$1,065	$194	$59

Sales
Syndicated loans	$9	$2	$2

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $4 million and $12 million as of December 31, 2012 and 2011, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 2% and 3% of total commercial mortgage loans at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

South Atlantic	$625	25%	$29	$618	25%	$—
Pacific	565	23	15	556	22	1
Mountain	262	11	12	275	11	11
East North Central	255	10	3	247	10	—
West North Central	216	9	—	224	9	1
Middle Atlantic	198	8	6	217	9	—
West South Central	159	6	4	173	7	2
New England	135	5	1	130	5	—
East South Central	66	3	2	65	2	—

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455		$2,473

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	December 31, 2012			December 31, 2011

		Percent of	Funding		Percent of	Funding
(in millions, except percentages)	Loans	Loans	Commitments	Loans	Loans	Commitments

Retail	$822	33%	$41	$825	33%	$2
Office	597	24	—	669	27	2
Industrial	449	18	9	455	18	1
Apartments	415	17	13	358	14	—
Mixed use	42	2	—	42	2	—
Hotel	36	1	—	51	2	—
Other	120	5	9	105	4	10

	2,481	100%	$72	2,505	100%	$15

Less: allowance for loan losses	26			32

Total	$2,455			$2,473

Residential Mortgage Loans
In October 2012, the Company purchased $954 million of residential mortgage loans at fair value from an affiliate, Ameriprise Bank, FSB. The purchase price takes into account the credit quality of the loan portfolio resulting in no allowance for loan losses recorded at purchase. The Company considers the credit worthiness of borrowers (FICO score), collateral characteristics such as LTV and geographic concentration to determine when an amount for an allowance for loan losses for residential mortgage loans is appropriate. At a minimum, management will update FICO scores and LTV ratios semiannually.

As of December 31, 2012, approximately 3% of residential mortgage loans had FICO scores below 640. At December 31, 2012, approximately 7% of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans is in California representing 38% of the portfolio as of December 31, 2012. No other state represents more than 10% of the total residential mortgage loan portfolio. At December 31, 2012, the Company had $627 million of funding commitments for residential mortgage loans.

Syndicated Loans
The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans at December 31, 2012 and 2011 were $2 million and $1 million, respectively.

RiverSource Life Insurance Company

Troubled Debt Restructurings
The following table presents the number of loans restructured by the Company during the period and their recorded investment at the end of the period:

	Years Ended December 31,
	2012		2011

	Number of	Recorded	Number of	Recorded
(in millions, except number of loans)	Loans	Investment	Loans	Investment

Commercial mortgage loans	4	$13	10	$49
Syndicated loans	2	1	—	—

Total	6	$14	10	$49

The troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2012 and 2011. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

7.	DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact in the third quarter of 2012 and 2011 primarily reflected the low interest rate environment and for 2012, the assumption of continued low interest rates over the near-term. As part of the third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and VUL contracts.

The balances of and changes in DAC (subsequent to the adjustment for the new accounting standard) were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$2,413	$2,521	$2,349
Capitalization of acquisition costs	253	282	295
Amortization, excluding the impact of valuation assumptions review	(214)	(305)	(227)
Amortization, impact of valuation assumptions review	(11)	(31)	174
Impact of change in net unrealized securities gains	(68)	(54)	(70)

Balance at December 31	$2,373	$2,413	$2,521

The balances of and changes in DSIC were as follows:

(in millions)	2012	2011	2010

Balance at January 1	$464	$545	$524
Capitalization of sales inducement costs	7	9	35
Amortization, excluding the impact of valuation assumptions review	(45)	(70)	(49)
Amortization, impact of valuation assumptions review	(13)	(11)	52
Impact of change in net unrealized securities gains	(9)	(9)	(17)

Balance at December 31	$404	$464	$545

8.	REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy’s death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life Insurance Company began reinsuring risks at this level in 2001 (RiverSource Life of NY began in 2002) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company

For existing LTC policies, the Company ceded 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retained the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2012 and 2011, traditional life and universal life insurance in force aggregated $191.4 billion and $191.2 billion, respectively, of which $138.6 billion and $136.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Direct premiums	$656	$707	$681
Reinsurance ceded	(214)	(214)	(192)

Net premiums	$442	$493	$489

Policy and contract charges are presented on the Consolidated Statements of Income net of $84 million, $71 million and $67 million of reinsurance ceded for the years ended December 31, 2012, 2011 and 2010, respectively.

Reinsurance recovered from reinsurers was $196 million, $189 million and $166 million for the years ended December 31, 2012, 2011 and 2010, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.6 billion and $1.5 billion related to LTC risk ceded to Genworth as of December 31, 2012 and 2011, respectively. Included in future policy benefits is $615 million and $629 million related to assumed reinsurance arrangements as of December 31, 2012 and 2011, respectively.

9.	FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS’ FUNDS AND SEPARATE ACCOUNT LIABILITIES

The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted.

Future policy benefits (subsequent to the adjustment for the new accounting standard) and policy claims and other policyholders’ funds consisted of the following:

	December 31,
(in millions)	2012	2011

Fixed annuities	$16,075	$16,401
EIA accumulated host values	31	58
EIA embedded derivatives	2	2
Variable annuity fixed sub-accounts	4,843	4,852
Variable annuity GMWB	799	1,377
Variable annuity GMAB	103	237
Other variable annuity guarantees	13	14

Total annuities	21,866	22,941
VUL/UL insurance	2,760	2,662
IUL accumulated host values	59	4
IUL embedded derivatives	45	3
VUL/UL insurance additional liabilities	294	220
Other life, DI and LTC insurance	5,646	5,339

Total future policy benefits	30,670	31,169
Policy claims and other policyholders’ funds	132	121

Total future policy benefits and policy claims and other policyholders’ funds	$30,802	$31,290

RiverSource Life Insurance Company

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2012	2011

Variable annuity variable sub-accounts	$63,302	$57,556
VUL insurance variable sub-accounts	6,051	5,575
Other insurance variable sub-accounts	42	43

Total	$69,395	$63,174

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2012 and 2011, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company’s EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. In 2011, the Company began offering IUL insurance. IUL is similar to UL in that it provides life insurance coverage and cash value that increases as a result of credited interest. Also, like UL, there is a minimum guaranteed credited rate of interest. Unlike UL, the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the S&P 500 Index (subject to a cap). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10.	VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

RiverSource Life Insurance Company

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•	Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2012				December 31, 2011

		Contract		Weighted		Contract		Weighted
	Total	Value in	Net	Average	Total	Value in	Net	Average
Variable Annuity Guarantees by Benefit Type(1)	Contract	Separate	Amount	Attained	Contract	Separate	Amount	Attained
(in millions, except age)	Value	Accounts	at Risk(2)	Age	Value	Accounts	at Risk(2)	Age

GMDB:
Return of premium	$45,697	$43,942	$61	63	$40,011	$38,275	$382	63
Five/six-year reset	11,233	8,722	115	63	11,631	9,118	350	63
One-year ratchet	7,367	6,933	106	65	7,233	6,777	479	64
Five-year ratchet	1,616	1,563	3	61	1,472	1,418	25	61
Other	912	885	62	68	759	732	93	68

Total — GMDB	$66,825	$62,045	$347	63	$61,106	$56,320	$1,329	63

GGU death benefit	$958	$907	$93	63	$920	$868	$78	63
GMIB	$425	$399	$72	66	$463	$433	$106	65
GMWB:
GMWB	$3,898	$3,880	$34	66	$3,887	$3,868	$236	65
GMWB for life	28,588	28,462	263	64	23,756	23,625	863	64

Total — GMWB	$32,486	$32,342	$297	64	$27,643	$27,493	$1,099	64

GMAB	$3,773	$3,762	$5	57	$3,516	$3,509	$63	56

(1)	Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB	GMAB	UL

Balance at January 1, 2010	$6	$6	$204	$100	$15
Incurred claims	17	3	133	4	59
Paid claims	(18)	(1)	—	—	(6)

Balance at December 31, 2010	5	8	337	104	68
Incurred claims	10	2	1,040	133	53
Paid claims	(10)	(1)	—	—	(10)

Balance at December 31, 2011	5	9	1,377	237	111
Incurred claims	6	1	(578)	(134)	57
Paid claims	(7)	(1)	—	—	(13)

Balance at December 31, 2012	$4	$9	$799	$103	$155

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2012	2011

Mutual funds:
Equity	$32,054	$30,738
Bond	26,165	23,862
Other	3,991	1,969

Total mutual funds	$62,210	$56,569

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2012, 2011 and 2010.

11.	LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance at December 31, 2012 and 2011 of $150 million and $300 million, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. Prior to January 1, 2012, the interest rate for any borrowing under the agreement was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty.

The Company has a revolving credit agreement with Ameriprise Financial as the lender aggregating $200 million. Prior to August 1, 2012, the interest rate for any borrowings is established by reference to LIBOR. In August 2012, an amendment to this agreement increased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. There were no amounts outstanding on this line of credit at December 31, 2012 and 2011.

In December 2009, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. Prior to January 1, 2012, the interest rate for any borrowing was established by reference to LIBOR plus 115 basis points. In January 2012, an amendment to this agreement decreased the interest rate to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2012 and 2011.

12.	BORROWINGS UNDER REPURCHASE AGREEMENTS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities and commercial mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $518 million and $521 million at December 31, 2012 and 2011, respectively. The amount of the Company’s liability including accrued interest as of December 31, 2012 and 2011 was $501 million and $504 million, respectively. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2012 and 2011 was 0.4% and 0.3%, respectively.

RiverSource Life Insurance Company

13.	FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,387	$1,654	$17,041
Residential mortgage backed securities	—	3,598	23	3,621
Commercial mortgage backed securities	—	2,834	170	3,004
State and municipal obligations	—	1,122	—	1,122
Asset backed securities	—	715	156	871
Foreign government bonds and obligations	—	224	—	224
U.S. government and agencies obligations	10	39	—	49

Total Available-for-Sale securities: Fixed maturities	10	23,919	2,003	25,932
Common stocks	2	2	—	4
Cash equivalents	—	264	—	264
Other assets:
Interest rate derivative contracts	—	2,191	—	2,191
Equity derivative contracts	285	936	—	1,221
Foreign currency derivative contracts	—	6	—	6

Total other assets	285	3,133	—	3,418
Separate account assets	—	69,395	—	69,395

Total assets at fair value	$297	$96,713	$2,003	$99,013

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	45	—	45
GMWB and GMAB embedded derivatives	—	—	833	833

Total future policy benefits	—	47	833	880	(1)
Other liabilities:
Interest rate derivative contracts	—	1,486	—	1,486
Equity derivative contracts	258	1,535	—	1,793

Total other liabilities	258	3,021	—	3,279

Total liabilities at fair value	$258	$3,068	$833	$4,159

(1)	The Company’s adjustment for nonperformance risk resulted in a $389 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

	December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total

Assets
Available-for-Sale securities:
Fixed maturities:
Corporate debt securities	$—	$15,076	$1,342	$16,418
Residential mortgage backed securities	—	4,310	58	4,368
Commercial mortgage backed securities	—	3,615	16	3,631
State and municipal obligations	—	1,096	—	1,096
Asset backed securities	—	716	133	849
Foreign government bonds and obligations	—	144	—	144
U.S. government and agencies obligations	10	47	—	57
Other structured investments	—	—	14	14

Total Available-for-Sale securities: Fixed maturities	10	25,004	1,563	26,577
Common stocks	1	1	—	2
Trading securities	—	25	—	25
Cash equivalents	—	809	—	809
Other assets:
Interest rate derivative contracts	—	1,801	—	1,801
Equity derivative contracts	274	1,041	—	1,315
Credit derivative contracts	—	1	—	1
Foreign currency derivative contracts	—	7	—	7

Total other assets	274	2,850	—	3,124
Separate account assets	—	63,174	—	63,174

Total assets at fair value	$285	$91,863	$1,563	$93,711

Liabilities
Future policy benefits:
EIA embedded derivatives	$—	$2	$—	$2
IUL embedded derivatives	—	3	—	3
GMWB and GMAB embedded derivatives	—	—	1,585	1,585

Total future policy benefits	—	5	1,585	1,590	(1)
Other liabilities:
Interest rate derivative contracts	—	1,198	—	1,198
Equity derivative contracts	297	734	—	1,031
Foreign currency derivative contracts	—	10	—	10

Total other liabilities	297	1,942	—	2,239

Total liabilities at fair value	$297	$1,947	$1,585	$3,829

(1)	The Company’s adjustment for nonperformance risk resulted in a $506 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

								Future Policy
	Available-for-Sale Securities: Fixed Maturities							Benefits:
		Residential	Commercial					GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other			GMAB
	Debt	Backed	Backed	Backed	Structured			Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total		Derivatives

Balance, January 1, 2012	$1,342	$58	$16	$133	$14	$1,563		$(1,585)
Total gains (losses) included in:
Net income	(1)	(7)	1	1	—	(6	)(1)	948 (2)
Other comprehensive income	12	10	7	2	1	32		—
Purchases	444	31	8	—	—	483		—
Sales	—	—	—	—	—	—		—
Issues	—	—	—	—	—	—		(188)
Settlements	(153)	(12)	—	(2)	—	(167)		(8)
Transfers into Level 3	10	25	146	22	—	203		—
Transfers out of Level 3	—	(82)	(8)	—	(15)	(105)		—

Balance, December 31, 2012	$1,654	$23	$170	$156	$—	$2,003		$(833)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(1)	$—	$1	$1	$—	$1		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—		908

(1)	Represents a $7 million loss included in net realized investment gains (losses) and a $1 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2011	$1,317	$2,697	$30	$148	$13	$4,205	$(421)
Total gains (losses) included in:
Net income	7	49	—	2	1	59 (1)	(1,007	)(2)
Other comprehensive income	12	(75)	—	(6)	(2)	(71)	—
Purchases	178	26	71	—	3	278	—
Sales	(50)	(3)	—	—	—	(53)	—
Issues	—	—	—	—	—	—	(149)
Settlements	(117)	(471)	—	(3)	(1)	(592)	(8)
Transfers into Level 3	7	—	1	—	—	8	—
Transfers out of Level 3	(12)	(2,165)	(86)	(8)	—	(2,271)	—

Balance, December 31, 2011	$1,342	$58	$16	$133	$14	$1,563	$(1,585)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2011 included in:
Net investment income	$—	$—	$—	$1	$—	$1	$—
Net realized investment gains (losses)	—	(23)	—	—	1	(22)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(1,035)

(1)	Represents a $26 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

RiverSource Life Insurance Company

							Future Policy
	Available-for-Sale Securities: Fixed Maturities						Benefits:
		Residential	Commercial				GMWB and
	Corporate	Mortgage	Mortgage	Asset	Other		GMAB
	Debt	Backed	Backed	Backed	Structured		Embedded
(in millions)	Securities	Securities	Securities	Securities	Investments	Total	Derivatives

Balance, January 1, 2010	$1,239	$2,868	$72	$119	$11	$4,309	$(299)
Total gains (losses) included in:
Net income	1	55	1	5	2	64 (1)	4 (2)
Other comprehensive income	30	202	10	10	—	252	—
Purchases, sales, issues and settlements, net	22	(428)	91	27	—	(288)	(126)
Transfers into Level 3	25	—	—	—	—	25	—
Transfers out of Level 3	—	—	(144)	(13)	—	(157)	—

Balance, December 31, 2010	$1,317	$2,697	$30	$148	$13	$4,205	$(421)

Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2010 included in:
Net investment income	$—	$79	$—	$4	$—	$83	$—
Net realized investment gains (losses)	—	(26)	—	—	—	(26)	—
Benefits, claims, losses and settlement expenses	—	—	—	—	—	—	(15)

(1)	Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The impact to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was $(82) million, $216 million and $36 million, net of DAC and DSIC amortization, for the years ended December 31, 2012, 2011 and 2010, respectively.

During the years ended December 31, 2012 and 2011, transfers from Level 3 to Level 2 included certain non-agency residential mortgage backed securities with a fair value of approximately $58 million and $2.2 billion, respectively. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

				Range
	Fair Value	Valuation Technique	Unobservable Input	(Weighted Average)

	(in millions)
Corporate debt securities (private placements)	$1,624	Discounted cash flow	Yield/spread to U.S. Treasuries	1.1% – 8.5% (2.2% )
GMWB and GMAB embedded derivatives	$833	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0% – 56.4%
			Surrender rate	0.0% – 56.3%
			Market volatility(2)	5.6% – 21.2%
			Nonperformance risk(3)	97 bps

(1)	The utilization of the guaranteed withdrawals represents the percentage of policyholders that will begin withdrawing in any given year.

(2)	Market volatility is implied volatility of fund of funds.

(3)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivative.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs
Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) fair value measurement. Significant increases

RiverSource Life Insurance Company

(decreases) in surrender rate and nonperformance risk used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, municipal bonds, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Liabilities

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company’s nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The Company’s Corporate Actuarial Department calculates the fair value of the GMWB and GMAB embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIA and IUL products. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2012 and 2011. See Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis. The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31,					December 31,
	2012					2011

	Carrying	Fair Value				Carrying	Fair
(in millions)	Value	Level 1	Level 2	Level 3	Total	Value	Value

Financial Assets
Mortgage loans, net	$3,389	$—	$—	$3,568	$3,568	$2,473	$2,650
Policy loans	752	—	—	725	725	739	713
Other investments	309	—	292	24	316	308	311
Restricted cash	86	86	—	—	86	26	26

Financial Liabilities
Future policy benefits	$14,701	$—	$—	$15,982	$15,982	$15,064	$16,116
Separate account liabilities	360	—	360	—	360	345	345
Line of credit with Ameriprise Financial	150	—	—	150	150	300	300
Borrowings under repurchase agreements	501	—	500	—	500	504	502
Other liabilities	144	—	—	142	142	267	263

Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan.

RiverSource Life Insurance Company

The fair value of residential mortgage loans is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions.

Given the significant unobservable inputs to the valuation of mortgage loans, these measurements are classified as Level 3.

Policy Loans
The fair value of policy loans is determined using discounted cash flows and are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines (“FHLB”). The fair value of syndicated loans is obtained from a third party service or non-binding broker quotes. Syndicated loans that are priced by multiple non-binding broker quotes are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer or lack of liquidity.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value. The fair value of restricted cash is classified as Level 1.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company’s nonperformance risk specific to this liability. The fair value of the line of credit is classified as Level 3.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is obtained from a third party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of borrowings under agreements to repurchase is classified as Level 2.

Other Liabilities
Other liabilities consist of future funding commitments to affordable housing partnerships. The fair value of these future funding commitments is determined by discounting cash flows and is classified as Level 3 as the discount rate is adjusted.

14.	RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2012, 2011 and 2010, the Company received $244 million, $222 million and $136 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $477 million, $530 million and $527 million for 2012, 2011 and 2010,

RiverSource Life Insurance Company

respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Cash dividends paid to Ameriprise Financial	$865	$750	$500
Non-cash dividends paid to Ameriprise Financial	—	850	—
Cash dividends received from RiverSource Life of NY	50	79	28
Cash dividends received from RTA	—	53	63

Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2012 and 2011, RiverSource Life Insurance Company made cash contributions to RTA of $53 million and $111 million, respectively, for ongoing funding commitments related to affordable housing partnership investments.

In October 2012, the Company purchased $954 million of residential mortgage loans from an affiliate, Ameriprise Bank, FSB. The Company purchased the loans for investment purposes and as part of Ameriprise Financial’s initiative to transition Ameriprise Bank, FSB from a federal savings bank to a limited powers national trust bank. The portfolio consists primarily of variable rate revolving loans, and includes both first and second liens. The loans were purchased by the Company at fair value. See Note 6 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

Beginning in 2010, the Company’s taxable income was included in the consolidated federal income tax return of Ameriprise Financial. Net amount due to Ameriprise Financial for federal income taxes were $17 million at December 31, 2012. Net amount due from Ameriprise Financial for federal income taxes were $86 million at December 31, 2011.

15.	STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus aggregated $421 million and $(296) million as of December 31, 2012 and 2011, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(in millions)	2012	2011	2010

Statutory net gain (loss) from operations(1)	$2,189	$(475)	$1,200
Statutory net income (loss)(1)	1,976	(599)	1,112
Statutory capital and surplus	3,113	2,681	3,735

(1)	Statutory net gain (loss) from operations and statutory net income (loss) are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

16.	DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheet is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

RiverSource Life Insurance Company

The following table presents the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral:

	December 31, 2012		December 31, 2011

	Net Derivative	Net Derivative	Net Derivative	Net Derivative
(in millions)	Assets	Liabilities	Assets	Liabilities

Fair value of OTC derivatives after application of master netting agreements	$646	$603	$861	$129
Cash collateral on OTC derivatives	(262)	(67)	(613)	(26)

Fair value of OTC derivatives after application of master netting agreements and cash collateral	384	536	248	103
Securities collateral on OTC derivatives	(355)	(532)	(186)	(95)

Fair value of OTC derivatives after application of master netting agreements and cash and securities collateral	29	4	62	8
Fair value of exchange-traded derivatives	96	—	155	—

Total fair value of derivatives after application of master netting agreements and cash and securities collateral	$125	$4	$217	$8

In April 2012, the Financial Stability Oversight Council approved the final rule and interpretive guidance that provides the framework it will follow to determine if a nonbank financial company is a Systemically Important Financial Institution.

The framework includes a three-stage process to help narrow down the pool of nonbank financial companies for review and possible designation. Stage 1 criteria include having at least $50 billion in assets and meeting one of five additional quantitative measures. One of the five thresholds is $3.5 billion of derivative liabilities after considering the effects of master netting arrangements and cash collateral held with the same counterparty. The following table presents the Company’s derivative liabilities as defined by the rule:

	December 31,
(in millions)	2012	2011

Fair value of OTC derivative liabilities after application of master netting agreements and cash collateral	$536	$103
Fair value of embedded derivative liabilities	880	1,590

Fair value of derivative liabilities after application of master netting agreements and cash collateral	$1,416	$1,693

The Company currently uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

		Asset			Liability
Derivatives not designated	Balance Sheet	December 31,		Balance Sheet	December 31,
as hedging instruments	Location	2012	2011	Location	2012	2011

		(in millions)			(in millions)
GMWB and GMAB
Interest rate contracts	Other assets	$2,191	$1,801	Other liabilities	$1,486	$1,198
Equity contracts	Other assets	1,215	1,314	Other liabilities	1,792	1,031
Credit contracts	Other assets	—	1	Other liabilities	—	—
Foreign currency contracts	Other assets	6	7	Other liabilities	—	10
Embedded derivatives(1)	Not applicable	—	—	Future policy benefits	833	1,585

Total GMWB and GMAB		3,412	3,123		4,111	3,824

Other derivatives:
Equity
EIA embedded derivatives	Not applicable	—	—	Future policy benefits	2	2
IUL	Other assets	6	1	Other liabilities	1	—
IUL embedded derivatives	Not applicable	—	—	Future policy benefits	45	3

Total other		6	1		48	5

Total derivatives		$3,418	$3,124		$4,159	$3,829

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

		Amount of Gain (Loss) on
Derivatives not designated	Location of Gain (Loss) on	Derivatives Recognized in Income
as hedging instruments	Derivatives Recognized in Income	2012	2011	2010

		(in millions)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$17	$709	$95
Equity contracts	Benefits, claims, losses and settlement expenses	(1,218)	326	(370)
Credit contracts	Benefits, claims, losses and settlement expenses	(2)	(12)	(44)
Foreign currency contracts	Benefits, claims, losses and settlement expenses	(1)	(2)	—
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	752	(1,165)	(121)

Total GMWB and GMAB		(452)	(144)	(440)

Other derivatives:
Interest rate
Tax hedge	Net investment income	1	—	—
Equity
GMDB	Benefits, claims, losses and settlement expenses	—	—	(4)
EIA	Interest credited to fixed accounts	1	(1)	2
EIA embedded derivatives	Interest credited to fixed accounts	1	1	7
IUL	Interest credited to fixed accounts	1	1	—
IUL embedded derivatives	Interest credited to fixed accounts	(4)	(3)	—

Total other		—	(2)	5

Total derivatives		$(452)	$(146)	$(435)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions, interest rate swaps, total return swaps, variance swaps and credit default swaps. At December 31, 2012 and 2011, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $142.1 billion and $104.7 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in millions)	Premiums Payable	Premiums Receivable

2013	$373	$57
2014	348	55
2015	320	54
2016	289	46
2017	238	41
2018-2027	785	104

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIA and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA and IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts. The gross notional amount of EIA derivative contracts was $10 million and $25 million at December 31, 2012 and 2011, respectively. The gross notional amount of IUL derivative contracts was $200 million and $12 million at December 31, 2012 and 2011, respectively.

RiverSource Life Insurance Company

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA and IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Cash Flow Hedges
The Company has amounts classified in accumulated other comprehensive income related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2012 and 2011, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2012, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2012 and 2011, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2012, 2011 and 2010, the amount recognized in earnings on cash flow hedges due to ineffectiveness was $1 million, nil and nil, respectively.

The following table presents a rollforward of unrealized derivative losses related to cash flow hedges included in accumulated other comprehensive income:

(in millions)	2012	2011	2010

Net unrealized derivative losses at January 1	$(26)	$(30)	$(34)
Reclassification of realized losses(1)	7	6	6
Income tax benefit	(2)	(2)	(2)

Net unrealized derivative losses at December 31	$(21)	$(26)	$(30)

(1)	Loss reclassified from accumulated other comprehensive income to net investment income on the Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is six years and relates to interest credited on forecasted fixed premium product sales.

Credit Risk
Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2012 and 2011, the Company held $262 million and $635 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2012 and 2011, the Company had accepted additional collateral consisting of various securities with a fair value of $387 million and $186 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the Company’s maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $29 million and $61 million, respectively.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2012 and 2011, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $364 million and $106 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2012 and 2011 was $360 million and $98 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at December 31, 2012 and 2011 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $4 million and $8 million, respectively.

RiverSource Life Insurance Company

17.	INCOME TAXES
The Company retrospectively adopted a new accounting standard for DAC in the first quarter of 2012. See Note 1 for the effect of the change on affected financial statement line items for prior periods retrospectively adjusted. Prior period disclosures presented below have been retrospectively adjusted for the new accounting standard.

In 2012, the Company made a correction to tax expense primarily attributable to prior periods. Management has determined that the effect of this correction is not material to the Consolidated Financial Statements for all current and prior periods presented. See Note 1 for additional information on this correction.

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2012	2011	2010

Current income tax:
Federal	$197	$137	$(167)
State	7	3	3

Total current income tax	204	140	(164)

Deferred income tax:
Federal	(38)	51	360
State	(2)	(1)	(1)

Total deferred income tax	(40)	50	359

Total income tax provision	$164	$190	$195

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2012	2011	2010

Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Tax-exempt interest and dividend income	(9.7)	(12.6)	(7.8)
State taxes, net of federal benefit	0.4	0.1	0.1
Low income housing credit	(4.7)	(1.6)	(1.6)
Foreign tax credit, net of addback	(0.5)	(1.6)	(1.4)
Taxes applicable to prior years	(2.5)	—	(2.2)
Other, net	2.1	(0.5)	—

Income tax provision	20.1%	18.8%	22.1%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction, foreign tax credits and low income housing credits. The change in the effective tax rate for the year ended December 31, 2012 is primarily due to a $32 million out-of-period correction of tax related to securities lending activities partially offset by increased low income housing tax credits. See Note 1 for additional information on the out-of-period correction.

RiverSource Life Insurance Company

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities are reflected in the following table:

	December 31,
(in millions)	2012	2011

Deferred income tax assets:
Liabilities for future policy benefits	$1,295	$1,589
Investment related	161	—
Capital loss and tax credit carryforwards	5	30
State net operating losses	5	4

Gross deferred income tax assets	1,466	1,623
Less: valuation allowance	(5)	(4)

Total deferred income tax assets	1,461	1,619

Deferred income tax liabilities:
Deferred acquisition costs	677	639
Net unrealized gains on Available-for-Sale securities	676	501
Investment related	—	190
Deferred sales inducement costs	142	180
Other	29	49

Gross deferred income tax liabilities	1,524	1,559

Net deferred income tax assets (liabilities)	$(63)	$60

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in millions)	2012	2011	2010

Balance at January 1	$134	$83	$(77)
Additions (reductions) based on tax positions related to the current year	1	(1)	—
Additions for tax positions of prior years	19	79	322
Reductions for tax positions of prior years	(77)	(7)	(196)
Settlements	(12)	(20)	34

Balance at December 31	$65	$134	$83

The significant decrease in the amount of gross unrecognized tax benefits is a result of reaching an agreement with the Internal Revenue Service (“IRS”) on the treatment of certain items under audit. If recognized, approximately $8 million, $12 million and $39 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2012, 2011 and 2010, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a reduction of $3 million, an increase of $57 million and a reduction of $8 million in interest and penalties for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, the Company had a payable of $30 million and $33 million, respectively, related to accrued interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $63 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is in the process of completing the audit of the Company’s income tax returns for 2008 and 2009 and began auditing 2010 and 2011 in the fourth quarter of 2012. The Company or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2009 and remain open for the years after 2009.

It is possible there will be corporate tax reform in the next few years. While impossible to predict, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company’s income tax expense and deferred tax balances.

RiverSource Life Insurance Company

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in millions)	2012	2011	2010

Net unrealized securities gains	$161	$89	$181
Net unrealized derivative losses	(2)	(2)	(2)

Net income tax provision	$159	$87	$179

18.	COMMITMENTS AND CONTINGENCIES
At December 31, 2012 and 2011, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2012, these guarantees range up to 5.0%.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide investigation of unclaimed property and escheatment practices and procedures, the Company is responding to regulatory audits, market conduct examinations and other inquires (including inquiries from the States of Minnesota and New York and a multistate insurance department examination). The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in every state where it is licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. Uncertainty and volatility in the U.S. economy and financial markets in recent years have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

Executive Life Insurance Company of New York (“ELNY”) was placed into rehabilitation by a New York state court in 1991. On April 16, 2012, the court issued an order converting the rehabilitation into a liquidation proceeding under a plan submitted by the New York insurance regulator with support from NOLHGA and the industry.

During the second quarter of 2012, the Company established a liability for estimated guaranty fund assessments and a related premium tax asset, primarily associated with ELNY. At December 31, 2012, the estimated liability was $26 million and the related premium tax asset was $19 million. The expected period over which the assessments will be made and the related tax credits recovered is not known. At December 31, 2011, the net liability was not considered material.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6325 N (4/13)

PART C.
Item 24. Financial Statements and Exhibits
a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Report of Independent Registered Public Accounting Firm dated April 22, 2013

Statements of Assets and Liabilities for the year ended Dec. 31, 2012

Statements of Operations for the year ended Dec. 31, 2012

Statements of Changes and Net Assets for the years ended Dec. 31, 2012 and 2011

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Reports of Independent Registered Public Accounting Firms dated Feb. 26, 2013 and Feb. 23, 2011.

Consolidated Balance Sheets as of Dec. 31, 2012 and 2011.

Consolidated Statements of Income for the years ended Dec. 31, 2012, 2011 and 2010.

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2012, 2011 and 2010.

Consolidated Statements of Stockholder’s Equity for the three years ended Dec. 31, 2012, 2011 and 2010.

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2012, 2011 and 2010.

Notes to Consolidated Financial Statements.

(b)	Exhibits:
1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Registrant’s Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 filed on or about April 20, 2012, is incorporated by reference.

1.15	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 is filed electronically herewith.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.11	Form of Deferred Annuity Contract for non-qualified contracts (form 131041) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.12	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.13	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.14	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.15	Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.36 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.37 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.17	Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.38 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.18	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.21	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.22	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.23	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.24	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.25	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.26	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed electronically as Exhibit 4.63 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.28	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No. 4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.4	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.6	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.7	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.9	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.10	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.12	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.13	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.15	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company is filed electronically herewith.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company is filed electronically herewith.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company is filed electronically herewith.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consents of Independent Registered Public Accounting Firms are filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated March 20, 2012 filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 66 to Registration Statement No. 333-79311, filed on or about April 20, 2012, is incorporated by reference.

14.	Not applicable.
Item 25.
Directors and Officers of the Depositor RiverSource Life Insurance Company

Position and Offices
Name	Principal Business Address*	With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President — Annuities

Position and Offices
Name	Principal Business Address*	With Depositor
Richard N. Bush		Senior Vice President — Corporate Tax

Bimal Gandhi		Senior Vice President — Strategic Transformation

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James L. Hamalainen		Senior Vice President — Investments

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Bridget M. Sperl		Director and Executive Vice President — Client Service

Jon Stenberg		Director and Executive Vice President — Life & Disability Insurance

William F. Truscott		Director

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise National Trust Bank	Federal
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	NY
Columbia Research Partners LLC	DE
Seligman Focus Partners LLC	DE
Seligman Global Technology Partners LLC	DE
Seligman Health Partners LLC	DE
Seligman Health Plus Partners LLC	DE
Seligman Partners LLC	DE
RiverSource CDO Seed Investment, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Porfolio LLC	DE
Threadneedle Asset Management Holdings Sarl	Luxembourg
(Threadneedle subsidiary list is not included.)

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chandrasekhar (74%) as required by India law.

**	Registered Broker-Dealer

Item 27. Number of Contract owners
As of March 31, 2013 there were 199,679 non-qualified contract owners and 468,761 qualified contract owners.
Item 28. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter RiverSource Distributors Inc.
     (a) RiverSource Distributors Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:

Name and Principal	Positions and Offices
Business Address*	with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF	NET UNDERWRITING
PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors, Inc.	$375,557,164	None	None	None
Item 30. Location of Accounts and Records
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Item 31. Management Services
     Not applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 22nd day of April, 2013.

RIVERSOURCE VARIABLE ACCOUNT 10 (Registrant)

By	RiverSource Life Insurance Company (Sponsor)

By	/s/ John R. Woerner*

John R. Woerner
Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 2013.

Signature	Title

/s/ Gumer C. Alvero*	Director and Executive Vice

Gumer C. Alvero	President — Annuities

/s/ Richard N. Bush*	Senior Vice President — Corporate Tax

Richard N. Bush

/s/ Bimal Gandhi*	Senior Vice President — Strategic

Bimal Gandhi	Transformation

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary

Steve M. Gathje

/s/ James L. Hamalainen*	Director, Senior Vice President — Investments

James L. Hamalainen

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer

Brian J. McGrane

Signature	Title

/s/ Bridget M. Sperl*	Director and Executive Vice President

Bridget M. Sperl	Client Services

/s/ Jon Stenberg*	Director and Executive Vice President -

Jon Stenberg	Life and Disability Insurance

/s/ William F. Truscott*	Director

William F. Truscott

/s/ John R. Woerner*	Chairman of the Board and President

John R. Woerner

*	Signed pursuant to Power of Attorney dated March 20, 2012 filed electronically as Exhibit 13 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 on or about April 20, 2012, herein, by:

/s/ Dixie Carroll

Dixie Carroll
Assistant General Counsel and Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT No. 4
This Post-Effective Amendment to Registration Statement is comprised of the following papers and documents:
The Cover Page.
     PART A.
Prospectus for RiverSource RAVA 5 Advantage Variable Annuity, RiverSource RAVA 5 Select Variable Annuity and RiverSource RAVA 5 Access Variable Annuity (offered on or after April 30, 2012 but prior to April 29, 2013)
PART B.
The combined Statement of Additional Information and Financial Statements for
RiverSource Variable Account 10
Part C.
     Other Information.
     The signatures.
     Exhibits.

Exhibit Index
1.15	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 560 additional subaccounts within the separate accounts dated April 12, 2013

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consents of Independent Registered Public Accounting Firms April 23, 2013